================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145

               ----------------------------------------------------

                           SPDR(R) INDEX SHARES FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02110
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                Copy to:

   James E. Ross                           Ryan Louvar
   President                               Vice President and Senior Counsel
   SSgA Funds Management Inc.              State Street Bank and Trust Company
   State Street Financial Center           One Lincoln Street/CPH0326
   One Lincoln Street                      Boston, MA 02111
   Boston, MA 02111

Registrant's telephone number, including area code:  (866) 787-2257

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2008

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

SPDR DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.7%
FINLAND -- 2.2%
Nokia Oyj.....................         73,223   $ 1,129,798
                                                -----------
FRANCE -- 14.6%
AXA...........................         32,160       708,335
BNP Paribas SA................         16,536       695,322
France Telecom SA.............         36,589     1,015,176
GDF Suez......................         24,906     1,222,971
Sanofi-Aventis................         19,926     1,257,495
Societe Generale..............         11,181       559,517
Total SA......................         40,479     2,189,380
                                                -----------
TOTAL FRANCE..................                    7,648,196
                                                -----------
GERMANY -- 14.3%
Allianz SE....................          8,713       908,362
BASF SE.......................         17,704       682,419
Bayer AG......................         14,730       850,754
Daimler AG....................         17,169       637,216
Deutsche Bank AG..............         10,996       425,381
Deutsche Telekom AG...........         57,368       857,252
E.ON AG.......................         35,563     1,405,912
SAP AG........................         16,832       590,548
Siemens AG....................         15,730     1,151,873
                                                -----------
TOTAL GERMANY.................                    7,509,717
                                                -----------
ITALY -- 5.6%
Assicurazioni Generali SpA....         22,905       620,544
Eni SpA.......................         46,938     1,092,220
Intesa Sanpaolo SpA...........        172,343       607,897
UniCredit SpA.................        257,048       623,505
                                                -----------
TOTAL ITALY...................                    2,944,166
                                                -----------
LUXEMBOURG -- 0.7%
ArcelorMittal (a).............         14,269       339,370
                                                -----------
NETHERLANDS -- 2.9%
Fortis VVPR Strip (b).........         33,296            46
ING Groep NV..................         40,054       408,113
Koninklijke (Royal) Philips
  Electronics NV..............         19,472       374,337
Unilever NV...................         30,282       729,892
                                                -----------
TOTAL NETHERLANDS.............                    1,512,388
                                                -----------
SPAIN -- 8.9%
Banco Bilbao Vizcaya
  Argentaria SA...............         68,583       825,590
Banco Santander SA............        153,980     1,444,768
Iberdrola SA..................         70,429       640,265
Telefonica SA.................         79,026     1,741,123
                                                -----------
TOTAL SPAIN...................                    4,651,746
                                                -----------
SWEDEN -- 0.8%
Telefonaktiebolaget LM
  Ericsson (Class B)..........         57,489       427,463
                                                -----------
SWITZERLAND -- 17.7%
ABB, Ltd.(b)..................         44,741       654,921
Credit Suisse Group AG........         20,773       556,237
Nestle SA.....................         73,773     2,883,409
Novartis AG...................         47,143     2,334,228
Roche Holding AG..............         13,533     2,066,155
UBS AG (b)....................         56,490       787,628
                                                -----------
TOTAL SWITZERLAND.............                    9,282,578
                                                -----------
UNITED KINGDOM -- 32.0%
Anglo American PLC............         25,849       574,562
AstraZeneca PLC...............         27,997     1,129,893
Barclays PLC..................        161,236       355,607
BHP Billiton PLC..............         42,975       799,528
BP PLC........................        361,509   $ 2,733,936
British American Tobacco PLC..         38,996     1,009,197
Diageo PLC....................         48,179       665,679
GlaxoSmithKline PLC...........        110,076     2,032,873
HSBC Holdings PLC.............        231,546     2,203,834
Rio Tinto PLC.................         19,340       414,311
Royal Bank of Scotland Group
  PLC.........................        319,804       227,140
Royal Dutch Shell PLC (Class
  A)..........................         69,277     1,805,596
Tesco PLC.....................        151,337       783,305
Vodafone Group PLC............      1,017,149     2,032,745
                                                -----------
TOTAL UNITED KINGDOM..........                   16,768,206
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $90,678,118)..........                   52,213,628
                                                -----------
SHORT TERM INVESTMENTS -- 1.2%
UNITED STATES -- 1.2%
MONEY MARKET FUNDS -- 1.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............         25,395        25,395
STIC Prime Portfolio..........        636,601       636,601
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $661,996).............                      661,996
                                                -----------
TOTAL INVESTMENTS -- 100.9%
  (Cost $91,340,114)..........                   52,875,624
OTHER ASSETS AND
  LIABILITIES -- (0.9)%.......                     (493,897)
                                                -----------
NET ASSETS -- 100.0%..........                  $52,381,727
                                                ===========




   (a) Security, or portion thereof, was on loan at December 31, 2008.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.

SPDR DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Banks.................................       17.8%
Health Care...........................       16.8
Oil & Gas.............................       14.9
Telecommunications....................       10.8
Food & Beverages......................        8.2
Utilities.............................        6.2
Insurance.............................        5.1
Technology............................        4.1
Basic Resources.......................        4.1
Industrial Goods & Services...........        3.5
Chemicals.............................        2.9
Personal & Household Goods............        2.6
Retail................................        1.5
Automobiles & Parts...................        1.2
Short Term Investments................        1.2
Other Assets & Liabilities............       (0.9)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 99.9%
FINLAND -- 3.3%
Nokia Oyj....................        306,809   $  4,733,923
                                               ------------
FRANCE -- 35.7%
Air Liquide SA...............         21,051      1,915,193
Alstom SA....................         16,082        938,453
AXA (a)......................        134,779      2,968,552
BNP Paribas SA...............         69,283      2,913,280
Carrefour SA (a).............         49,193      1,881,837
Cie de Saint-Gobain (a)......         24,302      1,134,872
Credit Agricole SA...........         81,844        910,137
France Telecom SA............        153,346      4,254,643
GDF Suez.....................        104,376      5,125,226
Groupe Danone (a)............         38,547      2,313,681
L'Oreal SA...................         19,240      1,666,185
LVMH Moet Hennessy Louis
  Vuitton SA.................         20,797      1,380,976
Renault SA (a)...............         15,908        410,194
Sanofi-Aventis...............         83,511      5,270,232
Schneider Electric SA........         19,971      1,471,316
Societe Generale.............         46,879      2,345,908
Total SA.....................        169,550      9,170,419
Vinci SA.....................         39,849      1,661,762
Vivendi......................         94,281      3,049,000
                                               ------------
TOTAL FRANCE.................                    50,781,866
                                               ------------
GERMANY -- 29.0%
Allianz SE...................         36,518      3,807,136
BASF SE......................         74,195      2,859,925
Bayer AG.....................         61,743      3,566,062
Daimler AG...................         71,957      2,670,635
Deutsche Bank AG.............         46,081      1,782,647
Deutsche Boerse AG...........         15,740      1,111,472
Deutsche Telekom AG..........        240,483      3,593,545
E.ON AG......................        149,044      5,892,156
Muenchener
  Rueckversicherungs-
  Gesellschaft AG............         16,661      2,570,717
RWE AG.......................         33,358      2,953,722
SAP AG.......................         70,540      2,474,885
Siemens AG...................         65,926      4,827,615
Volkswagen AG................          8,856      3,077,569
                                               ------------
TOTAL GERMANY................                    41,188,086
                                               ------------
ITALY -- 11.1%
Assicurazioni Generali SpA...         95,996      2,600,729
Enel SpA.....................        338,454      2,127,690
Eni SpA......................        196,715      4,577,445
Intesa Sanpaolo SpA..........        722,855      2,549,690
Telecom Italia SpA...........        825,247      1,319,204
UniCredit SpA................      1,077,276      2,613,080
                                               ------------
TOTAL ITALY..................                    15,787,838
                                               ------------
LUXEMBOURG -- 1.0%
ArcelorMittal(a).............         59,801      1,422,291
                                               ------------
NETHERLANDS -- 5.1%
Aegon NV.....................        111,835        703,439
Fortis.......................        176,770        228,027
Fortis VVPR Strip (b)........        129,370            180
ING Groep NV.................        167,436      1,706,016
Koninklijke (Royal) Philips
  Electronics NV.............         81,603      1,568,767
Unilever NV..................        126,575      3,050,904
                                               ------------
TOTAL NETHERLANDS............                     7,257,333
                                               ------------
SPAIN -- 14.7%
Banco Bilbao Vizcaya
  Argentaria SA..............        287,430      3,460,032
Banco Santander SA (a).......        645,318      6,054,911
Iberdrola SA.................        295,167      2,683,340
Repsol YPF SA................         63,866      1,340,531
Telefonica SA................        331,197      7,297,025
                                               ------------
TOTAL SPAIN..................                    20,835,839
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $255,741,483)........                   142,007,176
                                               ------------
RIGHTS -- 0.0% (c)
BELGIUM -- 0.0% (c)
Fortis Bank NV/SA
  (expired 10/13/08) (b)(d)
  (Cost $0)..................        211,881             --
                                               ------------
SHORT TERM INVESTMENTS -- 2.8%
UNITED STATES -- 2.8%
MONEY MARKET FUNDS -- 2.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)...........      3,205,579      3,205,579
STIC Prime Portfolio.........        731,725        731,725
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,937,304)..........                     3,937,304
                                               ------------
TOTAL INVESTMENTS -- 102.7%
  (Cost $259,678,787)........                   145,944,480
OTHER ASSETS AND
  LIABILITIES -- (2.7)%......                    (3,875,067)
                                               ------------
NET ASSETS -- 100.0%.........                  $142,069,413
                                               ============




   (a) Security, or portion thereof, was on loan at December 31, 2008.
   (b) Non-income producing security.
   (c) Amount shown represents less than 0.05% of net assets.
   (d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
   (e) Affiliated Fund managed by SSgA Funds Management, Inc.
   (f) Investments of cash collateral for securities loaned.

SPDR DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Banks.................................       16.1%
Utilities.............................       13.2
Telecommunications....................       11.6
Oil & Gas.............................       10.6
Insurance.............................       10.1
Chemicals.............................        5.9
Industrial Goods & Services...........        5.1
Technology............................        5.1
Automobiles & Parts...................        4.3
Food & Beverages......................        3.8
Health Care...........................        3.7
Personal & Household Goods............        3.2
Media.................................        2.1
Construction & Materials..............        2.0
Retail................................        1.3
Basic Resources.......................        1.0
Financial Services....................        0.8
Short Term Investments................        2.8
Other Assets & Liabilities............       (2.7)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 98.4%
CHINA -- 38.3%
Agile Property Holdings,
  Ltd. ......................        984,188   $    513,034
Air China, Ltd. .............        845,414        261,799
Aluminum Corp. of China,
  Ltd. ......................        874,304        460,267
Angang Steel Co., Ltd. ......        347,244        388,455
Anhui Conch Cement Co., Ltd.
  (a)........................        195,750        900,427
Baidu.com ADR (a)............          7,079        924,305
Bank of China, Ltd. .........      3,697,382      1,011,387
Bank of Communications Co.,
  Ltd. ......................      1,168,723        842,967
China CITIC Bank.............      1,047,385        358,129
China Communications
  Construction Co., Ltd. ....        524,000        646,363
China Construction Bank
  Corp. .....................      5,588,768      3,064,729
China COSCO Holdings Co.,
  Ltd. ......................        794,132        552,292
China Life Insurance Co.,
  Ltd. ......................      1,281,708      3,894,638
China Mengniu Dairy Co.,
  Ltd. ......................        264,390        343,869
China Merchants Bank Co.,
  Ltd. ......................        507,669        940,637
China Merchants Holdings
  International Co., Ltd. ...        270,328        522,504
China Merchants Property
  Development Co., Ltd. .....        286,300        277,057
China Mobile, Ltd. ..........        818,636      8,217,837
China Oilfield Services,
  Ltd. ......................      1,226,557        989,133
China Overseas Land &
  Investment, Ltd. ..........        775,043      1,078,032
China Petroleum & Chemical
  Corp. .....................      3,157,462      1,910,725
China Railway Construction
  Corp. (a)..................        181,500        270,252
China Resources Enterprise...        328,746        573,488
China Shenhua Energy Co.,
  Ltd. ......................        648,556      1,372,393
China Shipping Container
  Lines Co., Ltd. ...........      3,457,339        521,933
China Shipping Development
  Co., Ltd. .................        529,215        525,787
China Telecom Corp., Ltd. ...      3,091,930      1,152,961
China Unicom, Ltd. ..........        744,172        892,983
CNOOC, Ltd. .................      3,083,470      2,880,483
COSCO Pacific, Ltd. .........        395,331        403,482
Ctrip.com International, Ltd.
  ADR (b)....................         20,802        495,088
Denway Motors, Ltd. .........      1,546,205        480,808
Dongfeng Motor Group Co.,
  Ltd. ......................      1,142,763        368,624
Focus Media Holding, Ltd. ADR
  (a)(b).....................         19,014        172,837
Guangzhou R&F Properties Co.,
  Ltd. ......................        485,776        535,907
Huaneng Power International,
  Inc. ......................      1,084,472        783,598
Industrial & Commercial Bank
  of China...................      5,977,180      3,146,615
Inner Mongolia Yitai Coal
  Co., Ltd. .................         83,900        206,562
Jiangsu Expressway Co. ......      1,012,060        744,335
Jiangxi Copper Co., Ltd. ....        471,578        345,612
Lenovo Group, Ltd. ..........      1,607,703        437,699
Maanshan Iron & Steel........        790,971        281,680
Mindray Medical
  International, Ltd. ADR
  (b)........................          8,667        156,006
NetEase.com ADR (a)(b).......         29,224        645,850
PetroChina Co., Ltd. ........      3,775,379      3,307,634
Ping An Insurance Group Co.
  of China, Ltd. ............        239,364      1,158,183
Samling Global, Ltd. ........      1,674,707         84,273
Semiconductor Manufacturing
  International Corp. (a)....      5,897,837        247,322
Shanghai Electric Group Co.,
  Ltd. (a)...................      1,409,179        570,930
SINA Corp. (a)(b)............         11,758        272,198
Sinopec Shanghai
  Petrochemical Co., Ltd. ...      1,023,252        262,738
Sohu.com, Inc. (a)...........          2,997        141,878
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)............         22,422        262,337
Tencent Holdings, Ltd. ......        168,194      1,085,095
Tingyi Cayman Islands Holding
  Corp. .....................        526,383        609,909
Yanzhou Coal Mining Co.,
  Ltd. ......................        594,882        436,747
Zijin Mining Group Co.,
  Ltd. ......................        875,790        531,111
                                               ------------
TOTAL CHINA..................                    54,463,924
                                               ------------
INDIA -- 17.6%
Apollo Hospitals Enterprise,
  Ltd. ......................         55,900        511,958
Axis Bank, Ltd. .............         19,990        207,245
Bharat Heavy Electricals,
  Ltd. ......................         36,502      1,017,216
Bharti Airtel, Ltd. (a)......        174,065      2,548,630
Cipla, Ltd. .................        148,808        572,996
HDFC Bank, Ltd. .............         48,095        983,124
Hero Honda Motors, Ltd. .....         54,003        889,243
Hindustan Lever, Ltd. .......        269,578      1,383,579
Hindustan Zinc, Ltd. ........         31,933        221,571
Housing Development Finance
  Corp., Ltd. ...............         45,656      1,393,295
ICICI Bank, Ltd. ............            109          1,001
ICICI Bank, Ltd. ADR (b).....         45,708        879,879
Idea Cellular, Ltd. (a)......        411,644        445,694
Indiabulls Financial
  Services, Ltd. ............         75,470        204,863
Indiabulls Securities,
  Ltd. ......................         87,002         37,858
Indian Hotels Co., Ltd. .....        486,230        449,104
Infosys Technologies, Ltd.
  ADR (b)....................         72,430      1,779,605
ITC, Ltd. GDR................        225,345        793,214
Larsen & Toubro, Ltd. GDR....         55,740        902,988
Mahindra & Mahindra, Ltd.
  GDR........................         45,704        259,852
Mercator Lines, Ltd. ........        189,111        131,004
Oil & Natural Gas Corp.,
  Ltd. ......................         69,294        950,090
Reliance Capital, Ltd. ......         28,367        313,277
Reliance Communications,
  Ltd. ......................        167,557        780,867
Reliance Industries, Ltd. GDR
  (c)........................         62,948      3,235,527
Reliance Infrastructure,
  Ltd. ......................         60,771        723,901
Satyam Computer Services,
  Ltd. ADR (b)...............         53,544        484,038
Siemens India, Ltd. .........         62,701        372,191
State Bank of India..........         10,090        267,161
Steel Authority of India,
  Ltd. ......................        191,529        304,080
Sterlite Industries India,
  Ltd. ......................         36,689        195,494
Suzlon Energy, Ltd. .........        113,476        145,222
Tata Consultancy Services,
  Ltd. ......................         38,044        372,358
Tata Motors, Ltd. ...........         71,458        231,153
Unitech, Ltd. ...............         98,517         82,401
United Spirits, Ltd. ........          9,003        162,801
Wipro, Ltd. ADR (b)..........         57,951        471,142
Zee Entertainment
  Enterprises, Ltd. .........        103,841        297,754
                                               ------------
TOTAL INDIA..................                    25,003,376
                                               ------------
INDONESIA -- 3.2%
Astra International Tbk PT...        590,720        571,752
Bank Central Asia Tbk PT.....      3,643,796      1,086,453
Bank Rakyat Indonesia PT.....      1,734,648        728,075
Bumi Resources Tbk PT (d)....      3,013,964        251,624
Indosat Tbk PT...............      1,291,748        681,427
Perusahaan Gas Negara PT.....      2,570,140        438,574
Telekomunikasi Indonesia Tbk
  PT.........................      1,343,594        850,532
                                               ------------
TOTAL INDONESIA..............                     4,608,437
                                               ------------

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
MALAYSIA -- 6.1%
Alliance Financial Group
  Bhd........................      1,170,100   $    615,486
Bintulu Port Holdings Bhd....        404,006        665,559
Bursa Malaysia Bhd...........        318,107        473,483
Carlsberg Brewery Bhd........        684,303        711,992
Ecm Libra Financial Group
  Bhd........................      2,435,700        281,584
Genting Bhd..................        657,000        702,572
IJM Corp. Bhd................        512,700        414,902
IOI Corp. Bhd................        841,640        865,965
Landmarks Bhd................        798,700        200,829
Lingkaran Trans Kota Holdings
  Bhd........................      1,472,600        778,861
Malaysian Airline System
  Bhd........................        654,133        578,511
Naim Cendera Holding Bhd.....        879,813        366,165
Osk Holdings Bhd (a).........        902,700        258,287
Sarawake Energy Bhd..........      1,388,766        931,196
Star Publications Malaysia
  Bhd........................         44,600         41,764
Tan Chong Motor Holdings
  Bhd........................        349,700        117,240
Uchi Technologies Bhd........      1,117,000        297,006
Wah Seong Corp Bhd...........        839,300        241,359
Zelan Bhd....................        868,300        220,839
                                               ------------
TOTAL MALAYSIA...............                     8,763,600
                                               ------------
PHILIPPINES -- 1.2%
Ayala Land, Inc. ............      3,703,758        498,508
First Gen Corp (a)...........        937,600        193,238
First Philippine Holdings
  Corp (a)...................        660,800        211,929
Philippine Long Distance
  Telephone Co. .............         19,034        846,623
                                               ------------
TOTAL PHILIPPINES............                     1,750,298
                                               ------------
TAIWAN -- 28.3%
Acer, Inc. ..................        532,516        691,242
Advanced Semiconductor
  Engineering, Inc. .........      1,125,758        404,776
Asia Cement Corp. ...........        712,282        617,479
Asustek Computer, Inc. ......        619,969        695,193
AU Optronics Corp. ADR (b)...        140,029      1,075,423
Catcher Technology Co.,
  Ltd. ......................        177,490        294,212
Cathay Financial Holding Co.,
  Ltd. ......................        872,900        970,835
Chang Hwa Commercial Bank....      1,730,000        674,752
Chi Mei Optoelectronics Corp.
  GDR (d)....................         70,037        230,483
China Development Financial
  Holding Corp. .............      2,553,553        563,341
China Steel Chemical Corp. ..        686,877      1,052,773
China Steel Corp. ...........      1,452,935      1,022,695
Chinatrust Financial Holding
  Co., Ltd. .................      1,675,150        709,507
Chunghwa Picture Tubes,
  Ltd. ......................      2,522,000        256,673
Chunghwa Telecom Co., Ltd. ..        707,389      1,153,188
Compal Electronics, Inc. ....      1,110,668        583,796
Delta Electronics, Inc. .....        345,503        668,519
Epistar Corp. ...............        161,170        145,366
Everlight Electronics Co.,
  Ltd. ......................        111,527        146,809
Far Eastern Textile Co.,
  Ltd. ......................      1,030,764        659,578
First Financial Holding Co.,
  Ltd........................      1,221,948        642,288
Formosa Chemicals & Fibre
  Corp. .....................        565,000        688,646
Formosa Plastics Corp. ......        798,000      1,060,174
Foxconn Technology Co.,
  Ltd. ......................        190,345        447,761
Fubon Financial Holding Co.,
  Ltd. ......................      1,142,000        831,672
High Tech Computer Corp. ....        135,190      1,347,039
Hon Hai Precision Industry
  Co., Ltd. .................        866,600      1,695,281
Hua Nan Financial Holdings
  Co., Ltd. .................      1,085,140        608,403
King Yuan Electronics Co.,
  Ltd. ......................      1,571,859        344,853
Largan Precision Co., Ltd. ..         32,461        201,286
Lite-On Technology Corp. ....        482,523        315,379
Macronix International Co.,
  Ltd. ......................      1,067,741        281,430
MediaTek, Inc. ..............        171,638      1,153,214
Mega Financial Holding Co.,
  Ltd. ......................      1,442,000        503,105
Motech Industries, Inc. .....         59,610        140,588
Nan Ya Plastics Corp. .......        852,000        916,436
Novatek Microelectronics
  Corp., Ltd. ...............        118,868        112,645
Polaris Securities Co.,
  Ltd. ......................      3,533,150      1,243,460
Powerchip Semiconductor Corp.
  (a)........................      1,822,638        217,153
Powertech Technology, Inc. ..        255,995        425,904
ProMOS Technologies, Inc.
  (a)........................      1,823,000        134,984
Quanta Computer, Inc. .......        755,430        796,449
Realtek Semiconductor
  Corp. .....................        237,697        229,237
Shin Kong Financial Holding
  Co., Ltd. .................      1,558,505        422,655
Siliconware Precision
  Industries Co. ............        591,745        504,871
SinoPac Financial Holdings
  Co., Ltd. .................      1,842,000        401,313
Tainan Enterprises...........      1,438,826        749,708
Taishin Financial Holdings
  Co., Ltd. .................      1,802,000        317,373
Taiwan Cement Corp. .........        872,322        716,347
Taiwan Fu Hsing Industrial
  Co., Ltd. .................      1,017,000        350,177
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR
  (b)........................        693,424      5,478,050
Tatung Co., Ltd. (a).........      1,322,000        245,322
Tripod Technology Corp. .....        285,742        279,926
Uni-President Enterprises
  Corp. .....................        893,145        786,516
United Integrated Services
  Co., Ltd. .................        829,000        277,866
United Microelectronics Corp.
  ADR (b)....................        492,178        964,669
Via Technologies, Inc. (a)...        604,000        145,948
Walsin Lihwa Corp. ..........      3,110,000        602,706
Wistron Corp. ...............        436,022        330,823
Yageo Corp. .................      2,516,000        317,394
Yuanta Financial Holding Co.,
  Ltd........................        979,000        438,519
                                               ------------
TOTAL TAIWAN.................                    40,284,210
                                               ------------
THAILAND -- 3.7%
Advanced Info Service PCL....        373,123        842,155
Bangkok Expressway PCL.......      1,417,665        705,164
Electricity Generating PCL...        273,396        538,460
Electricity Generating PCL
  (Foreign ownership limit)..         86,300        182,376
IRPC PCL.....................      2,393,139        148,625
Kasikornbank PCL.............        525,098        679,396
PTT Exploration & Production
  PCL........................        313,005        944,955
PTT PCL......................        200,236      1,007,513
Thai Oil PCL.................        374,091        253,840
                                               ------------
TOTAL THAILAND...............                     5,302,484
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $220,949,786)........                   140,176,329
                                               ------------
RIGHTS -- 0.0% (e)
CHINA -- 0.0% (e)
China Overseas Land
  (expiring 01/21/09) (a)....         30,041         10,776
                                               ------------
MALAYSIA -- 0.0% (e)
Malaysian Airline System Bhd
  (expiring 10/30/12) (a)....         39,733          8,383
                                               ------------
TOTAL RIGHTS --
  (Cost $11,583).............                        19,159
                                               ------------
WARRANTS -- 0.0% (e)
MALAYSIA -- 0.0% (e)
IJM Land Bhd (expiring
  9/11/13) (a) (Cost $0).....         27,580          1,514
                                               ------------

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
SHORT TERM INVESTMENTS -- 6.9%
UNITED STATES -- 6.9%
MONEY MARKET FUNDS -- 6.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)...........      6,405,423   $  6,405,423
STIC Prime Portfolio.........      3,369,358      3,369,358
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $9,774,781)..........                     9,774,781
                                               ------------
TOTAL INVESTMENTS -- 105.3%
  (Cost $230,736,150)........                   149,971,783
OTHER ASSETS AND
  LIABILITIES -- (5.3)%......                    (7,606,255)
                                               ------------
NET ASSETS -- 100.0%.........                  $142,365,528
                                               ============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at December 31, 2008.
   (c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 2.3% of net assets as of December 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
   (e) Amount shown represents less than 0.05% of net assets.
   (f) Affiliated Fund managed by SSgA Funds Management, Inc.
   (g) Investments of cash collateral for securities loaned.
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt

At December 31, 2008, open futures contracts purchased were as follows:

                    EXPIRATION              AGGREGATE               UNREALIZED
FUTURES                DATE     CONTRACTS  FACE VALUE     VALUE    APPRECIATION
-------             ----------  ---------  ----------  ----------  ------------
MSCI Taiwan Stock
  Index...........   1/29/2009     127     $2,146,815  $2,214,880     $68,065

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       13.5%
Oil, Gas & Consumable Fuels...........       11.9
Wireless Telecommunication Services...        9.6
Semiconductors & Semiconductor
  Equipment...........................        7.6
Insurance.............................        4.5
Computers & Peripherals...............        4.3
Electronic Equipment, Instruments &
  Components..........................        3.6
Diversified Telecommunication
  Services............................        3.3
Chemicals.............................        2.8
Transportation Infrastructure.........        2.7
Metals & Mining.......................        2.6
Real Estate Management & Development..        2.4
IT Services...........................        2.2
Internet Software & Services..........        2.1
Construction & Engineering............        1.9
Electrical Equipment..................        1.9
Automobiles...........................        1.9
Food Products.........................        1.8
Diversified Financial Services........        1.6
Construction Materials................        1.5
Electric Utilities....................        1.3
Hotels, Restaurants & Leisure.........        1.3
Capital Markets.......................        1.3
Marine................................        1.2
Independent Power Producers & Energy
  Traders.............................        1.2
Thrifts & Mortgage Finance............        1.0
Household Products....................        1.0
Pharmaceuticals.......................        1.0
Energy Equipment & Services...........        0.9
Industrial Conglomerates..............        0.7
Beverages.............................        0.6
Airlines..............................        0.6
Textiles, Apparel & Luxury Goods......        0.5
Distributors..........................        0.4
Media.................................        0.4
Health Care Providers & Services......        0.4
Gas Utilities.........................        0.3
Building Products.....................        0.2
Machinery.............................        0.2
Health Care Equipment & Supplies......        0.1
Paper & Forest Products...............        0.1
Short Term Investments................        6.9
Other Assets & Liabilities............       (5.3)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 100.1%
CHINA -- 100.1%
AIR FREIGHT & LOGISTICS -- 0.2%
Sinotrans, Ltd. ............       1,162,000   $    224,897
                                               ------------
AIRLINES -- 0.3%
Air China, Ltd. ............       1,116,000        345,591
                                               ------------
AUTOMOBILES -- 1.0%
Brilliance China Automotive
  Holdings, Ltd. (a)........       1,386,000         72,428
Denway Motors, Ltd. ........       2,544,000        791,081
Dongfeng Motor Group Co.,
  Ltd. .....................       1,544,000        498,052
                                               ------------
                                                  1,361,561
                                               ------------
BEVERAGES -- 0.3%
Tsingtao Brewery Co.,
  Ltd. .....................         186,000        388,310
                                               ------------
BIOTECHNOLOGY -- 0.1%
American Oriental
  Bioengineering, Inc.
  (a)(b)....................          24,611        167,109
                                               ------------
CHEMICALS -- 0.7%
China Bluechemical, Ltd. ...         966,000        396,361
Sinofert Holdings, Ltd. ....         476,000        230,317
Sinopec Shanghai
  Petrochemical Co., Ltd. ..       1,236,000        317,365
                                               ------------
                                                    944,043
                                               ------------
COMMERCIAL BANKS -- 17.2%
Bank of China, Ltd. ........      10,311,000      2,820,485
Bank of Communications Co.,
  Ltd. .....................       2,437,000      1,757,739
China CITIC Bank............         712,393        243,586
China Construction Bank
  Corp. ....................      14,893,000      8,166,918
China Merchants Bank Co.,
  Ltd. .....................       1,131,000      2,095,580
Industrial & Commercial Bank
  of China..................      14,974,000      7,882,883
                                               ------------
                                                 22,967,191
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0% (c)
Bio-Treat Technology, Ltd.
  (a).......................       1,535,015         53,271
                                               ------------
COMMUNICATIONS EQUIPMENT -- 0.4%
AAC Acoustic Technology
  Holdings, Inc. (a)........         368,000        165,239
ZTE Corp. ..................         121,680        318,715
                                               ------------
                                                    483,954
                                               ------------
COMPUTERS & PERIPHERALS -- 0.5%
Lenovo Group, Ltd. .........       1,726,000        469,905
TPV Technology, Ltd. .......         738,000        238,059
                                               ------------
                                                    707,964
                                               ------------
CONSTRUCTION & ENGINEERING -- 1.9%
China Communications
  Construction Co., Ltd. ...       1,645,394      2,029,621
China Railway Construction
  Corp. (a).................         342,000        509,236
                                               ------------
                                                  2,538,857
                                               ------------
CONSTRUCTION MATERIALS -- 1.0%
Anhui Conch Cement Co., Ltd.
  (a).......................         186,000        855,578
China National Building
  Material Co., Ltd. .......         428,000        514,139
                                               ------------
                                                  1,369,717
                                               ------------
DISTRIBUTORS -- 0.8%
China Resources Enterprise..         564,000        983,882
Xinyu Hengdeli Holdings,
  Ltd. .....................         912,907        141,349
                                               ------------
                                                  1,125,231
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
China Communications
  Services Corp., Ltd. .....         617,369        387,140
China Telecom Corp., Ltd. ..       6,450,000      2,405,164
                                               ------------
                                                  2,792,304
                                               ------------
ELECTRICAL EQUIPMENT -- 1.7%
Byd Co., Ltd. ..............         343,400        562,718
Dongfang Electrical
  Machinery Co., Ltd. ......          63,600        159,201
Harbin Power Equipment......         306,000        253,085
Shanghai Electric Group Co.,
  Ltd. (a)..................       1,678,000        679,843
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b)...........          56,354        659,342
                                               ------------
                                                  2,314,189
                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
China BAK Battery, Inc.
  (a)(b)....................          12,900         20,898
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
China Oilfield Services,
  Ltd. .....................         992,000        799,979
                                               ------------
FOOD PRODUCTS -- 2.7%
Chaoda Modern Agriculture
  Holdings, Ltd. ...........         850,254        543,052
China Foods, Ltd. ..........           1,339            499
China Huiyuan Juice Group,
  Ltd. .....................         330,448        413,156
China Mengniu Dairy Co.,
  Ltd. .....................         451,000        586,576
China Milk Products Group,
  Ltd. .....................         892,000        235,266
China Yurun Food Group,
  Ltd. .....................         355,000        417,286
People's Food Holdings,
  Ltd. .....................         661,000        318,858
Pine Agritech, Ltd. ........         204,000         18,407
Tingyi Cayman Islands
  Holding Corp. ............         870,000      1,008,052
                                               ------------
                                                  3,541,152
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
China Medical Technologies,
  Inc. ADR (b)..............          11,054        223,954
Mindray Medical
  International Ltd. ADR
  (b).......................           9,510        171,180
                                               ------------
                                                    395,134
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 0.8%
China Travel International
  Investment Hong Kong,
  Ltd. .....................       1,236,000        240,815
Ctrip.com International,
  Ltd. ADR (b)..............          26,988        642,314
Home Inns & Hotels
  Management, Inc. ADR
  (a)(b)....................           3,400         29,172
Shanghai Jin Jiang
  International Hotels Group
  Co., Ltd. ................       1,664,000        193,234
                                               ------------
                                                  1,105,535
                                               ------------
HOUSEHOLD DURABLES -- 0.2%
China Digital TV Holding
  Co., Ltd. ADR (a)(b)......          25,063        210,028
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.6%
China Power International
  Development, Ltd. ........       1,085,000        223,994
China Resources Power
  Holdings Co. .............         502,000        965,111
Datang International Power
  Generation Co., Ltd. .....       1,666,000        881,345
Huadian Power International
  Co. ......................         992,000        236,794
Huaneng Power International,
  Inc. .....................       1,668,000      1,205,233
                                               ------------
                                                  3,512,477
                                               ------------

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
INDUSTRIAL CONGLOMERATES -- 0.5%
Shanghai Industrial
  Holdings, Ltd. ...........         270,000   $    616,629
                                               ------------
INSURANCE -- 10.4%
China Insurance
  International Holdings
  Co., Ltd. ................         314,000        482,940
China Life Insurance Co.,
  Ltd. .....................       3,216,000      9,772,238
PICC Property & Casualty
  Co., Ltd. (a).............       1,166,000        628,871
Ping An Insurance Group Co.
  of China, Ltd. ...........         620,000      2,999,923
                                               ------------
                                                 13,883,972
                                               ------------
INTERNET SOFTWARE & SERVICES -- 4.2%
Baidu, Inc. ADR (a)(b)......           8,946      1,168,079
Giant Interactive Group,
  Inc. ADR (a)(b)...........          31,400        203,786
NetEase.com ADR (a)(b)......          61,151      1,351,437
SINA Corp. (a)(b)...........          19,759        457,421
Sohu.com, Inc. (a)(b).......          13,249        627,208
Tencent Holdings, Ltd. .....         281,000      1,812,856
The9, Ltd. ADR (a)..........           2,400         31,968
                                               ------------
                                                  5,652,755
                                               ------------
IT SERVICES -- 0.1%
Travelsky Technology,
  Ltd. .....................         435,000        190,834
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Li Ning Co., Ltd. ..........         353,000        551,121
                                               ------------
MACHINERY -- 0.2%
China Infrastructure
  Machinery Holdings,
  Ltd. .....................             574            294
Guangzhou Shipyard
  International Co., Ltd. ..          62,000         56,879
Weichai Power Co., Ltd. ....         141,800        267,126
                                               ------------
                                                    324,299
                                               ------------
MARINE -- 1.5%
China COSCO Holdings Co.,
  Ltd. .....................       1,197,875        833,081
China Shipping Container
  Lines Co., Ltd. ..........       2,076,500        313,476
China Shipping Development
  Co., Ltd. ................         688,000        683,544
Yangzijiang Shipbuilding
  Holdings, Ltd. (b)........         605,000        191,064
                                               ------------
                                                  2,021,165
                                               ------------
MEDIA -- 0.3%
Focus Media Holding, Ltd.
  ADR (a)(b)................          40,135        364,827
                                               ------------
METALS & MINING -- 2.6%
Aluminum Corp. of China,
  Ltd. .....................       1,610,000        847,565
Angang Steel Co., Ltd. .....         587,720        657,471
Hunan Non-Ferrous Metal
  Corp., Ltd. ..............         750,000        106,449
Jiangxi Copper Co., Ltd. ...         699,000        512,286
Maanshan Iron & Steel.......         930,000        331,192
Zijin Mining Group Co.,
  Ltd. .....................       1,690,500      1,025,180
                                               ------------
                                                  3,480,143
                                               ------------
MULTILINE RETAIL -- 0.6%
Golden Eagle Retail Group,
  Ltd. .....................         314,000        220,402
Parkson Retail Group,
  Ltd. .....................         465,000        527,986
                                               ------------
                                                    748,388
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 17.8%
China Coal Energy Co. ......       1,557,413      1,239,870
China Petroleum & Chemical
  Corp. ....................       7,640,000      4,623,313
China Shenhua Energy Co.,
  Ltd. .....................       1,430,500      3,027,044
CNOOC, Ltd. ................       6,268,000      5,855,374
CNPC Hong Kong, Ltd. .......       1,220,000        379,371
PetroChina Co., Ltd. .......       8,852,000      7,755,294
Yanzhou Coal Mining Co.,
  Ltd. .....................       1,056,000        775,288
                                               ------------
                                                 23,655,554
                                               ------------
PAPER & FOREST PRODUCTS -- 0.3%
Citic Resources Holdings,
  Ltd. (a)..................         827,200         97,127
Lee & Man Paper
  Manufacturing, Ltd. ......         185,600         91,241
Nine Dragons Paper Holdings,
  Ltd. .....................         557,000        158,831
                                               ------------
                                                    347,199
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.9%
Agile Property Holdings,
  Ltd. .....................         750,000        390,958
China Overseas Land &
  Investment, Ltd. .........       1,492,000      2,075,270
China Resources Land,
  Ltd. .....................         502,000        615,339
E-House China Holdings Ltd.
  (a)(b)....................          41,606        337,009
Greentown China Holdings,
  Ltd. .....................         248,500        103,886
Guangzhou Investment Co.,
  Ltd. .....................       1,910,000        184,834
Guangzhou R&F Properties
  Co., Ltd. ................         507,200        559,542
Shanghai Forte Land Co.
  (a).......................         628,000        100,477
Shenzhen Investment, Ltd. ..         813,254        144,808
Shimao Property Holdings,
  Ltd. .....................         554,000        384,573
Yanlord Land Group, Ltd.
  (b).......................         460,000        285,754
                                               ------------
                                                  5,182,450
                                               ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co.,
  Ltd. .....................         870,000        321,050
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
Actions Semiconductor Co.,
  Ltd. ADR (a)(b)...........          49,241         79,278
Semiconductor Manufacturing
  International Corp. (a)...       6,893,000        289,054
                                               ------------
                                                    368,332
                                               ------------
SOFTWARE -- 0.3%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a)(b)....................          12,284        397,510
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
Ports Design, Ltd. .........         168,000        203,763
Weiqiao Textile Co. ........         373,000        128,982
                                               ------------
                                                    332,745
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 2.9%
Anhui Expressway Co.,
  Ltd. .....................         794,000        286,857
Beijing Capital
  International Airport Co.,
  Ltd. .....................         870,000        436,673
China Merchants Holdings
  International Co., Ltd. ..         514,893        995,213
COSCO Pacific, Ltd. ........         564,000        575,629
Dalian Port PDA Co., Ltd. ..         562,000        141,403
Jiangsu Expressway Co. .....         810,000        595,726
Shenzhen Expressway Co.,
  Ltd. .....................         750,000        262,251
Zhejiang Expressway Co.,
  Ltd. .....................         930,000        545,986
                                               ------------
                                                  3,839,738
                                               ------------
WATER UTILITIES -- 0.4%
Guangdong Investment,
  Ltd. .....................       1,208,000        484,746
                                               ------------

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 17.5%
China Mobile, Ltd. .........       2,085,500   $ 20,935,189
China Unicom, Ltd. .........       1,980,492      2,376,529
                                               ------------
                                                 23,311,718
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $210,090,912).......                    133,444,567
                                               ------------
RIGHTS -- 0.0% (c)
CHINA -- 0.0% (c)
China Overseas Land &
  Investment (expiring
  01/21/09) (a)
  (Cost $0).................          59,680         21,407
                                               ------------
SHORT TERM INVESTMENTS -- 3.6%
UNITED STATES -- 3.6%
MONEY MARKET FUNDS -- 3.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)..........       2,530,690      2,530,690
STIC Prime Portfolio........       2,246,142      2,246,142
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,776,832).........                      4,776,832
                                               ------------
TOTAL INVESTMENTS -- 103.7%
  (Cost $214,867,744).......                    138,242,806
OTHER ASSETS AND
  LIABILITIES -- (3.7)%.....                     (4,987,887)
                                               ------------
NET ASSETS -- 100.0%........                   $133,254,919
                                               ============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at December 31, 2008.
   (c) Amount represents less than 0.05% of net assets.
   (d) Affiliated Fund managed by SSgA Funds Management, Inc.
   (e) Investments of cash collateral for securities loaned.
   ADR = American Depositary Receipt

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS 95.9%
ARGENTINA -- 0.4%
Grupo Financiero Galicia SA
  ADR (a)(b)..................          3,940   $     8,904
Telecom Argentina SA ADR
  (a)(b)......................          3,345        25,422
Tenaris SA ADR (a)............          7,109       149,147
                                                -----------
TOTAL ARGENTINA...............                      183,473
                                                -----------
BRAZIL -- 13.5%
Aracruz Celulose SA ADR (a)...          1,843        20,789
Banco Bradesco Preference
  Shares SA ADR (a)...........         44,189       436,145
Banco do Brasil SA............          9,359        58,915
Banco Itau Holding Financeira
  SA Preference Shares ADR
  (a).........................         44,101       511,572
Bradespar SA Preference
  Shares......................          8,277        68,076
Brasil Telecom Participacoes
  SA ADR (a)..................          2,538        98,043
Braskem SA Preference Shares
  ADR (a).....................          3,703        17,885
Centrais Eletricas Brasileiras
  SA ADR......................         11,857       131,638
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a)..............          2,342        64,545
Companhia de Bebidas das
  Americas Preference Shares
  ADR (a).....................          6,133       271,753
Companhia de Saneamento Basico
  do Estado de Sao Paulo......          4,341        51,675
Companhia Energetica de Minas
  Gerais ADR (a)..............         10,432       143,336
Companhia Siderurgica Nacional
  SA ADR (a)..................         15,163       194,238
Companhia Vale do Rio Doce ADR
  (a).........................         44,361       537,212
Companhia Vale do Rio Doce
  Preference Shares ADR (a)...         57,140       608,541
Cosan SA Industria e Comercio
  (b).........................          3,273        15,775
Cyrela Brazil Realty SA.......          9,222        36,382
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes...............            863         2,228
Duratex SA Preference Shares..          3,576        22,066
Empresa Brasileira de
  Aeronautica SA..............         14,085        53,211
Gerdau SA ADR (a).............         22,584       149,054
Investimentos Itau SA.........         13,515        65,662
Investimentos Itau SA
  Preference Shares...........         72,133       247,764
Lojas Americanas SA Preference
  Shares......................          8,108        21,800
Lojas Renner SA...............          5,967        40,096
Metalurgica Gerdau SA
  Preference Shares...........         10,278        88,765
Natura Cosmeticos SA..........          5,042        41,058
Perdigao SA ADR (a)...........          2,529        66,715
Petroleo Brasileiro SA ADR....         32,966       807,337
Petroleo Brasileiro SA ADR
  Preference Shares (a).......         44,179       901,693
Souza Cruz SA.................          3,328        62,935
Tam SA ADR (a)................          2,820        23,237
Telemig Celular Participacoes
  ADR (a).....................            901        27,021
Tim Participacoes SA ADR (a)..          2,793        34,885
Tractebel Energia SA ADR (a)..          4,761        37,612
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR..........          3,580       231,340
Usinas Siderurgicas de Minas
  Gerais SA ADR (a)...........          8,873       100,906
Vivo Participacoes SA
  Preference Shares (b).......          5,298        64,158
Votorantim Celulose e Papel SA
  ADR(a) (b)..................          4,571        36,248
Weg SA........................          8,180        43,846
                                                -----------
TOTAL BRAZIL..................                    6,436,157
                                                -----------
CHILE -- 1.8%
Administradora de Fondos de
  Pensiones Caprum SA.........          2,101        26,541
Antarchile SA.................          5,860        56,278
Cementos Bio-Bio SA...........         27,522        37,142
Companhia de
  Telecomunicaciones de Chile
  SA ADR......................            815         5,045
Companhia General de
  Electricidad................         13,197        55,501
Empresa Nacional de
  Electricidad SA ADR (a).....          3,490       116,880
Empresas COPEC SA.............         13,498       102,688
Enersis SA ADR................          8,531       108,685
Farmacias Ahumada SA..........         23,062        27,866
Lan Airlines SA ADR (a).......          5,620        45,241
Parque Arauco SA..............         75,474        34,341
SACI Falabella................         40,569       106,953
Vina Concha y Toro SA ADR
  (a).........................          2,289        68,693
Vina San Pedro SA.............      9,443,633        54,802
                                                -----------
TOTAL CHILE...................                      846,656
                                                -----------
CHINA -- 19.6%
AAC Acoustic Technology
  Holdings, Inc. (b)..........         52,000        23,349
Agile Property Holdings,
  Ltd. .......................         78,000        40,660
Air China, Ltd. ..............         74,000        22,916
Aluminum Corp. of China,
  Ltd. .......................        128,000        67,384
Angang Steel Co., Ltd. .......         28,640        32,039
Anhui Conch Cement Co., Ltd.
  (b).........................         26,000       119,597
Baidu, Inc. ADR(a) (b)........            857       111,898
Bank of China, Ltd. ..........        642,000       175,614
Bank of Communications Co.,
  Ltd. .......................        171,000       123,337
Beijing Capital International
  Airport Co., Ltd. ..........         78,000        39,150
Chaoda Modern Agriculture
  Holdings, Ltd. .............         74,550        47,615
China CITIC Bank..............        149,000        50,947
China Coal Energy Co. ........        129,000       102,698
China Communications
  Construction Co., Ltd. .....        122,000       150,489
China Construction Bank
  Corp. ......................        885,000       485,310
China COSCO Holdings Co.,
  Ltd. .......................         93,925        65,322
China Life Insurance Co.,
  Ltd. .......................        225,000       683,692
China Mengniu Dairy Co.,
  Ltd. .......................         39,000        50,724
China Merchants Bank Co.,
  Ltd. .......................         79,000       146,376
China Merchants Holdings
  International Co., Ltd. ....         26,527        51,273
China Mobile, Ltd. ...........        145,500     1,460,595
China Oilfield Services,
  Ltd. .......................        100,000        80,643
China Overseas Land &
  Investment, Ltd. ...........        104,000       144,657
China Petroleum & Chemical
  Corp. ......................        508,000       307,414
China Power International
  Development, Ltd. ..........        130,000        26,838
China Railway Construction
  Corp. (b)...................         65,000        96,785
China Railway Group, Ltd.
  (b).........................        116,000        80,375
China Resources Enterprise....         26,000        45,356
China Resources Land, Ltd. ...         52,000        63,740
China Resources Power Holdings
  Co. ........................         52,000        99,972

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
China Shenhua Energy Co.,
  Ltd. .......................        103,000   $   217,956
China Shipping Container Lines
  Co., Ltd. ..................        212,350        32,057
China Shipping Development
  Co., Ltd. ..................         52,000        51,663
China Telecom Corp., Ltd. ....        462,000       172,277
China Travel International
  Investment Hong Kong,
  Ltd. .......................        124,000        24,159
China Unicom, Ltd. ...........        109,668       131,598
Citic Pacific, Ltd. ..........         21,000        22,706
CNOOC, Ltd. ..................        496,000       463,348
CNPC Hong Kong, Ltd. .........        130,000        40,425
COSCO Pacific, Ltd. ..........         52,000        53,072
Ctrip.com International, Ltd.
  ADR (a).....................          2,633        62,665
Datang International Power
  Generation Co., Ltd. .......        156,000        82,527
Denway Motors, Ltd. ..........        178,000        55,351
Dongfang Electrical Machinery
  Co., Ltd. ..................          2,200         5,507
Dongfeng Motor Group Co.,
  Ltd. .......................        130,000        41,934
Focus Media Holding, Ltd. ADR
  (a)(b)......................          2,935        26,679
Guangdong Investment, Ltd. ...        106,000        42,536
Guangshen Railway Co., Ltd. ..        104,000        38,378
Guangzhou Investment Co.,
  Ltd. .......................        180,000        17,419
Guangzhou R&F Properties Co.,
  Ltd. .......................         46,800        51,630
Harbin Power Equipment........         26,000        21,504
Huadian Power International
  Co. ........................        156,000        37,238
Huaneng Power International,
  Inc. .......................        130,000        93,933
Industrial & Commercial Bank
  of China....................      1,171,000       616,459
Jiangsu Expressway Co. .......         80,000        58,837
Jiangxi Copper Co., Ltd. .....         28,000        20,521
Kingboard Chemical Holdings,
  Ltd. .......................         18,500        33,180
Lenovo Group, Ltd. ...........        176,000        47,916
Li Ning Co., Ltd. ............         26,000        40,592
Maanshan Iron & Steel.........         78,000        27,777
NetEase.com ADR (a)(b)........          3,108        68,687
Nine Dragons Paper Holdings,
  Ltd. .......................         39,000        11,121
Parkson Retail Group, Ltd. ...         31,134        35,351
PetroChina Co., Ltd. .........        564,000       494,124
PICC Property & Casualty Co.,
  Ltd. (b)....................        104,000        56,091
Pine Agritech, Ltd. ..........        107,000         9,655
Ping An Insurance Group Co. of
  China, Ltd. ................         39,000       188,705
Semiconductor Manufacturing
  International Corp. (b).....        438,000        18,367
Shanghai Electric Group Co.,
  Ltd. (b)....................        130,000        52,670
Shenzhen Expressway Co.,
  Ltd. .......................        104,000        36,365
Shimao Property Holdings,
  Ltd. .......................         39,000        27,073
SINA Corp. (a)(b).............          1,495        34,609
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................        104,000        26,704
Sinotrans, Ltd. ..............        130,000        25,161
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b).............          2,529        29,589
Tencent Holdings, Ltd. .......         26,000       167,738
Tingyi Cayman Islands Holding
  Corp. ......................         78,000        90,377
TPV Technology, Ltd. .........        104,000        33,547
Travelsky Technology, Ltd. ...         62,000        27,199
Weiqiao Textile Co. ..........         33,000        11,411
Xinyu Hengdeli Holdings,
  Ltd. .......................        200,000        30,967
Yanzhou Coal Mining Co.,
  Ltd. .......................         78,000        57,266
Zhejiang Expressway Co.,
  Ltd. .......................         98,000        57,534
Zijin Mining Group Co.,
  Ltd. .......................        106,000        64,282
ZTE Corp. ....................         15,040        39,394
                                                -----------
TOTAL CHINA...................                    9,322,596
                                                -----------
CZECH REPUBLIC -- 1.1%
CEZ AS........................          5,434       220,824
Komercni Banka AS.............            592        91,043
Telefonica O2 Czech Republic
  AS..........................          3,820        83,888
Unipetrol.....................          3,872        30,064
Zentiva NV....................          1,488        83,059
                                                -----------
TOTAL CZECH REPUBLIC..........                      508,878
                                                -----------
EGYPT -- 0.8%
Commercial International
  Bank........................         14,987       100,616
Egyptian Co. for Mobile
  Services....................          2,388        62,828
Egyptian Financial Group-
  Hermes Holding..............          9,356        29,216
Egyptian Kuwait Holding Co. ..         12,013        15,737
Orascom Construction
  Industries..................          3,769        95,052
Orascom Telecom Holding SAE...          3,886        20,941
Orascom Telecom Holding SAE
  GDR.........................          2,547        69,508
                                                -----------
TOTAL EGYPT...................                      393,898
                                                -----------
HUNGARY -- 0.8%
FHB Mortgage Bank NyRt (b)....          8,847        31,777
MOL Hungarian Oil and Gas NyRt
  (a).........................          2,172       112,080
OTP Bank NyRt (a)(b)..........          7,858       118,114
Richter Gedeon NyRt...........            644        95,622
Tiszai Vegyi Kominat NyRt.....            914        11,493
                                                -----------
TOTAL HUNGARY.................                      369,086
                                                -----------
INDIA -- 7.3%
Ambuja Cements, Ltd. .........         17,217        24,755
Bajaj Holdings & Investment,
  Ltd. (c)....................             28           126
Bajaj Holdings & Investment,
  Ltd. .......................          1,173         5,279
Bharat Heavy Electricals,
  Ltd. .......................          4,568       127,298
Bharti Airtel, Ltd. (b).......         29,811       436,488
Cipla, Ltd. ..................         15,597        60,057
Dr. Reddy's Laboratories, Ltd.
  ADR (a).....................          4,834        47,373
Gail India, Ltd. .............         17,160        72,926
Grasim Industries, Ltd. (d)...            731        18,303
HCL Technologies, Ltd. .......          4,387        10,382
HDFC Bank, Ltd. ..............          6,317       129,128
Hero Honda Motors, Ltd. ......          4,991        82,185
Hindustan Lever, Ltd. ........         39,625       203,371
Housing Development Finance
  Corp., Ltd. ................          6,782       206,968
ICICI Bank, Ltd. ADR (a)......          7,506       144,490
Indian Hotels Co., Ltd. ......         21,453        19,815
Infosys Technologies, Ltd. ADR
  (a).........................         13,069       321,105
ITC, Ltd. GDR (c).............         20,595        72,581
ITC, Ltd. GDR.................          2,611         9,202
Larsen & Toubro, Ltd. GDR.....          5,349        86,654
Mahindra & Mahindra, Ltd.
  GDR.........................          4,583        26,123
Maruti Udyog, Ltd. ...........          3,766        40,118
Oil & Natural Gas Corp.,
  Ltd. .......................         11,164       153,070
Reliance Capital, Ltd. .......          1,977        21,833
Reliance Communications,
  Ltd. .......................         24,296       113,227
Reliance Industries, Ltd. GDR
  (c).........................         10,360       532,504
Reliance Infrastructure,
  Ltd. .......................          5,805        69,149
Satyam Computer Services, Ltd.
  ADR (a).....................          7,466        67,493
Siemens India, Ltd. ..........          5,294        31,425
State Bank of India GDR (a)...          1,216        66,880

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Suzlon Energy, Ltd. ..........         14,821   $    18,967
Tata Consultancy Services,
  Ltd. .......................          5,382        52,677
Tata Motors, Ltd. ADR (a).....          6,265        27,879
Tata Power Co., Ltd. .........          4,793        73,784
Tata Steel, Ltd. .............          8,414        37,398
Wipro, Ltd. ADR (a)...........          7,871        63,991
                                                -----------
TOTAL INDIA...................                    3,475,004
                                                -----------
INDONESIA -- 1.5%
Astra International Tbk PT....         79,000        76,463
Bank Central Asia Tbk PT......        461,500       137,603
Bank Danamon Indonesia Tbk
  PT..........................         63,500        18,060
Bank Mandiri Persero Tbk PT...        244,500        45,423
Bank Rakyat Indonesia PT......        211,500        88,772
Barito Pacific Tbk PT (b).....        220,000        12,110
Bumi Resources Tbk PT (c)(d)..        397,000        33,144
Indofood Sukses Makmur Tbk
  PT..........................        291,500        24,871
Indosat Tbk PT................        131,500        69,369
Kalbe Farma Tbk PT............        320,000        11,743
Medco Energi Internasional Tbk
  PT (b)......................        152,000        26,077
Perusahaan Gas Negara PT......        333,000        56,824
Telekomunikasi Indonesia Tbk
  PT..........................        167,000       105,716
United Tractors Tbk PT........         86,000        34,716
                                                -----------
TOTAL INDONESIA...............                      740,891
                                                -----------
ISRAEL -- 3.8%
Avner Oil & Gas, Ltd. LP......        769,051        52,329
Bank Hapoalim BM (b)..........         35,187        75,460
Bank Leumi Le-Israel BM.......         35,859        75,003
Check Point Software
  Technologies (a)(b).........          5,924       112,497
Formula Systems (1985),
  Ltd. .......................          4,661        29,469
Israel Chemicals, Ltd. .......         16,188       112,720
Israel Discount Bank, Ltd. ...         30,924        27,837
Koor Industries, Ltd. (b).....            804         8,515
Makhteshim-Agan Industries,
  Ltd. .......................         13,967        45,410
Mizrahi Tefahot Bank, Ltd. ...         11,950        61,538
NICE Systems, Ltd. (b)........          2,478        54,454
Ormat Industries, Ltd. .......          7,030        43,554
Partner Communications
  Company, Ltd. ..............          4,727        76,969
Retalix, Ltd. (b).............          3,210        19,122
Teva Pharmaceutical
  Industries, Ltd. ...........         23,359     1,000,658
The Israel Corp., Ltd. .......            117        26,532
                                                -----------
TOTAL ISRAEL..................                    1,822,067
                                                -----------
JORDAN -- 0.4%
Arab Bank PLC.................          7,995       171,011
                                                -----------
MALAYSIA -- 3.1%
Aeon Co. Bhd..................         93,000       112,890
Alliance Financial Group Bhd..        100,600        52,917
Berjaya Sports Toto Bhd.......         45,500        62,858
Bintulu Port Holdings Bhd.....         42,494        70,005
Bursa Malaysia Bhd............         20,493        30,503
Carlsberg Brewery Bhd.........        149,297       155,338
Dialog Group Bhd..............        151,900        34,902
Digi.Com Bhd..................         13,000        81,907
Genting Bhd...................         78,600        84,052
IGB Corp. Bhd.................        105,900        42,238
IOI Corp. Bhd.................        118,600       122,028
KFC Holdings Bhd..............         51,300       110,458
KNM Group Bhd.................        251,750        29,468
Malaysian Airline System Bhd..         69,000        61,023
Malaysian Resources Corp.
  Bhd.........................        105,800        21,557
Multi Purpose Holdings Bhd....         68,000        21,225
Naim Cendera Holding Bhd......         63,587        26,464
OSK Holdings Bhd..............         96,600        27,640
OSK Property Holdings Bhd.....          9,364         1,042
Padiberas Nasional Bhd........        135,500        46,994
Resorts World Bhd.............         10,200         6,662
Sarawake Energy Bhd...........        114,834        76,999
SP Setia Bhd..................         63,600        56,983
Sunrise Bhd (b)...............        105,476        43,593
Ta Enterprise Bhd.............        127,500        23,400
Tebrau Teguh Bhd (b)..........          8,900         1,067
UEM Land Holdings Bhd (b).....         28,125         4,349
WCT Engineering Bhd...........        117,600        51,662
                                                -----------
TOTAL MALAYSIA................                    1,460,224
                                                -----------
MEXICO -- 6.4%
Alfa SAB de CV (a)............         13,847        29,497
America Movil SAB de CV (a)...        610,450       936,712
Axtel SAB de CV (a)(b)........         42,424        22,516
Cemex SAB de CV...............        227,980       206,439
Coca-Cola Femsa SAB de CV.....         21,370        93,189
Consorcio ARA SAB de CV (a)...         42,151        15,980
Corporation GEO SAB de CV
  (b).........................         17,897        20,161
Desarrolladora Homex SAB de CV
  (b).........................          7,870        29,608
Empresas ICA SAB de CV (a)....         17,281        28,514
Fomento Economico Mexicano SAB
  de CV (a)...................         64,111       191,659
Grupo Aeroportuario del
  Sureste SAB de CV...........         16,702        62,280
Grupo Bimbo SAB de CV (a).....         20,700        87,144
Grupo Elektra SA de CV (a)....          3,055       130,155
Grupo Financiero Banorte SAB
  de CV (a)...................         43,440        78,420
Grupo Iusacell SA de CV
  (a)(b)......................            503           777
Grupo Mexico SAB de CV (a)....        138,595        89,071
Grupo Modelo SAB de CV (a)....         24,269        77,108
Grupo Televisa SA de CV (a)...         49,243       145,434
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (b)...................         43,883        29,153
Industrias CH SAB, Series B
  (a)(b)......................         11,277        28,420
Industrias Penoles SA de CV
  (a).........................          3,908        47,973
Kimberly-Clark de Mexico SAB
  de CV.......................         22,729        75,498
Sare Holding SAB de CV (Class
  B) (a)(b)...................         50,122        10,641
Telefonos de Mexico SA de CV
  (a).........................        175,882       182,251
Telmex Internacional SAB de CV
  (a).........................        236,663       133,127
TV Azteca SAB de CV (a).......         96,971        38,513
Urbi Desarrollos Urbanos SA de
  CV (a)(b)...................         18,887        25,776
Wal-Mart de Mexico SAB de CV
  (a).........................         79,888       213,442
                                                -----------
TOTAL MEXICO..................                    3,029,458
                                                -----------
MOROCCO -- 1.1%
Banque Marocaine du Commerce
  et l'Industrie SA (b).......            589        67,001
Banque Marocaine du Commerce
  Exterieur...................          6,339       213,973
Douja Promotion Groupe Addoha
  SA..........................          3,852        49,223
Holcim Maroc SA...............            368        86,816
ONA SA........................            661       114,421
                                                -----------
TOTAL MOROCCO.................                      531,434
                                                -----------
PERU -- 0.8%
Companhia de Minas
  Buenaventura SA.............          6,990       141,381
Credicorp, Ltd. (a)...........          2,528       126,299
Southern Copper Corp. (a).....          6,567       105,466
Volcan Cia Minera SA..........         48,423        14,807
                                                -----------
TOTAL PERU....................                      387,953
                                                -----------

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
PHILIPPINES -- 0.6%
Ayala Land, Inc. .............        336,780   $    45,329
Banco de Oro Universal Bank...         58,300        29,426
Bank of the Philippine
  Islands.....................        100,680        81,518
Filinvest Land, Inc. .........      1,527,000        12,524
Philippine Long Distance
  Telephone Co. ..............          2,630       116,981
                                                -----------
TOTAL PHILIPPINES.............                      285,778
                                                -----------
POLAND -- 1.7%
Asseco Poland SA..............          1,829        29,259
Bank BPH SA (b)...............            433         5,144
Bank Pekao SA.................          3,724       158,612
Bioton SA (b).................         85,644         5,781
BRE Bank SA (b)...............            461        30,573
Cersanit Krasnystaw SA (b)....          4,267        19,845
Getin Holding SA (b)..........          7,291        12,230
Globe Trade Centre SA (b).....          4,571        23,418
Grupa Lotos SA (b)............          2,786        11,236
KGHM Polska Miedz SA..........          3,993        37,895
Orbis SA......................          1,908        20,960
PBG SA (b)....................            514        34,001
Polimex Mostostal SA..........         17,862        18,386
Polski Koncern Naftowy Orlen
  GDR.........................          5,581        96,928
Powszechna Kasa Oszczednosci
  Bank Polski SA..............         11,912       142,719
Telekomunikacja Polska SA.....         24,438       158,356
                                                -----------
TOTAL POLAND..................                      805,343
                                                -----------
RUSSIA -- 6.6%
Comstar United Telesystems
  GDR.........................         11,543        45,595
Gazprom OAO ADR...............         92,179     1,313,551
JSC MMC Norilsk Nickel ADR
  (a).........................         24,397       155,165
LUKOIL ADR....................         14,831       475,334
Mechel OAO ADR (a)............          4,360        17,440
Mobile Telesystems OJSC ADR...          5,833       155,624
NovaTek OAO GDR...............          3,006        57,565
OAO Rosneft Oil Co. GDR.......         38,095       142,856
Polyus Gold Co. ADR...........          4,960        59,123
Rostelecom ADR (a)............          2,580       143,138
Severstal GDR.................          8,597        23,556
Surgutneftegaz ADR............         64,807       330,516
Tatneft GDR...................          2,266        79,310
Vimpel-Communications ADR
  (a).........................         13,093        93,746
VTB Bank OJSC GDR (c).........         19,738        42,831
Wimm-Bill-Dann Foods OJSC ADR
  (a)(b)......................            750        19,733
                                                -----------
TOTAL RUSSIA..................                    3,155,083
                                                -----------
SOUTH AFRICA -- 10.2%
ABSA Group, Ltd. .............          8,950       104,699
Adcock Ingram Holdings, Ltd.
  (b).........................          2,752        11,609
Adcorp Holdings, Ltd. ........         11,885        28,925
Afgri, Ltd. ..................         65,505        42,513
African Bank Investments,
  Ltd. .......................         37,570       104,440
African Rainbow Minerals,
  Ltd. .......................          4,335        52,048
Allied Electronics Corp.,
  Ltd. .......................         15,173        36,107
Anglo Platinum, Ltd. .........          1,687        94,450
AngloGold Ashanti, Ltd. ......          6,553       178,622
Aquarius Platinum, Ltd. ......         10,044        25,199
ArcelorMittal South Africa,
  Ltd. .......................          6,161        58,944
Aspen Pharmacare Holdings,
  Ltd. (b)....................         16,699        60,691
Aveng, Ltd. ..................         14,684        48,793
Avusa, Ltd. (b)...............          2,544         5,363
Barloworld, Ltd. .............          6,282        28,396
Bidvest Group, Ltd. ..........          9,119       103,520
Business Connexion Group,
  Ltd. .......................         54,063        21,344
Cadiz Holdings................         35,377         6,582
Coronation Fund Managers,
  Ltd. .......................         50,531        25,252
Discovery Holdings, Ltd. .....          8,277        23,116
ElementOne, Ltd. (b)..........          5,039         6,513
Eqstra Holdings, Ltd. (b).....          5,700         5,160
FirstRand, Ltd. ..............        139,842       243,684
Foschini, Ltd. ...............          8,280        42,990
Freeworld Coatings, Ltd. .....          7,373         5,184
Gold Fields, Ltd. ............         19,753       196,355
Grindrod, Ltd. ...............         24,715        40,902
Group Five, Ltd. .............          7,016        26,941
Harmony Gold Mining Co., Ltd.
  (b).........................          5,911        62,467
Impala Platinum Holdings,
  Ltd. .......................         17,149       250,418
Imperial Holdings, Ltd. ......          4,847        31,216
Investec, Ltd. ...............          5,359        24,340
Invicta Holdings, Ltd. .......         14,992        37,314
JD Group, Ltd. ...............          5,276        20,916
Kagiso Media, Ltd. ...........         29,330        38,070
Kumba Iron Ore, Ltd. .........          1,532        26,847
Lewis Group, Ltd. ............          6,347        32,954
Massmart Holdings, Ltd. ......          8,438        77,179
Metorex, Ltd. ................         18,308         4,277
MTN Group, Ltd. ..............         48,319       567,075
Murray & Roberts Holdings,
  Ltd. .......................         12,993        67,460
Mvelaphanda Resources, Ltd.
  (b).........................          6,780        16,867
Naspers, Ltd. ................         11,660       209,678
Nedbank Group, Ltd. ..........         13,595       140,435
Netcare, Ltd. ................         55,271        50,219
Pretoria Portland Cement Co.,
  Ltd. .......................          5,380        18,244
PSG Group, Ltd. ..............         10,950        15,990
Reinet Investments SCA, ADR
  (b).........................          4,419         4,636
Remgro, Ltd. .................         11,342        93,779
RMB Holdings, Ltd. ...........         25,147        69,906
Sanlam, Ltd. .................         54,779       100,729
Sappi, Ltd. ..................          7,464        30,357
Sasol, Ltd. ..................         13,357       404,568
Shoprite Holdings, Ltd. ......         20,938       120,034
Standard Bank Group, Ltd. ....         26,528       238,164
Steinhoff International
  Holdings, Ltd. .............         41,134        55,839
Sun International, Ltd. ......          4,369        44,115
Super Group, Ltd. ............         34,502         6,232
Telkom SA, Ltd. ..............          7,069        87,550
Tiger Brands, Ltd. ...........          5,160        80,060
Truworths International,
  Ltd. .......................         19,095        70,432
Wilson Bayly Holmes-Ovcon,
  Ltd. .......................          6,082        70,727
Woolworths Holdings, Ltd. ....         33,702        46,333
                                                -----------
TOTAL SOUTH AFRICA............                    4,843,769
                                                -----------
TAIWAN -- 11.0%
Acer, Inc. ...................         76,812        99,707
Advanced Semiconductor
  Engineering, Inc. ..........        152,365        54,784
Asustek Computer, Inc. .......         87,743        98,389
AU Optronics Corp. ADR (a)....         28,242       216,899
Cathay Financial Holding Co.,
  Ltd. .......................        116,550       129,626
Chang Hwa Commercial Bank.....        166,000        64,745
Chi Mei Optoelectronics Corp.
  GDR (e).....................          7,625        25,093
Chi Mei Optoelectronics Corp.
  GDR (c)(e)..................          1,936         6,371
China Development Financial
  Holding Corp. ..............        354,758        78,263
China Steel Chemical Corp. ...        105,345       161,462

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
China Steel Corp. ............        198,537   $   139,747
Chinatrust Financial Holding
  Co., Ltd. ..................        219,767        93,082
Chunghwa Telecom Co., Ltd. ...        101,959       166,214
CMC Magnetics Corp. (b).......         92,000        14,493
Compal Electronics, Inc. .....        152,520        80,168
Delta Electronics, Inc. ......         58,099       112,417
Elite Semiconductor Memory
  Technology, Inc. ...........         49,750        30,698
Epistar Corp. ................         18,850        17,002
Far Eastern Textile Co.,
  Ltd. .......................        139,062        88,985
Formosa Chemicals & Fibre
  Corp. ......................         76,000        92,632
Formosa Plastics Corp. .......        105,000       139,497
Foxconn Technology Co.,
  Ltd. .......................         24,595        57,856
Fubon Financial Holding Co.,
  Ltd. .......................        166,000       120,891
Giant Manufacturing Co.,
  Ltd. .......................         65,800       146,164
Grape King, Inc. .............         79,000        36,469
High Tech Computer Corp. .....         24,170       240,831
Hon Hai Precision Industry
  Co., Ltd. ..................        101,360       198,285
Hotai Motor Co., Ltd. ........         38,000        58,474
Hua Nan Financial Holdings
  Co., Ltd. ..................        149,560        83,853
Innolux Display Corp. ........         53,700        39,680
Lite-On Technology Corp. .....         77,894        50,912
MediaTek, Inc. ...............         15,251       102,470
Mosel Vitelic, Inc. (b).......         10,000         2,224
Nan Ya Plastics Corp. ........        114,000       122,622
National Petroleum Co.,
  Ltd. .......................        167,000       101,773
Novatek Microelectronics
  Corp., Ltd. ................         15,145        14,352
POU Chen Corp. ...............        103,626        46,259
Powerchip Semiconductor Corp.
  (b).........................        179,660        21,405
Powertech Technology, Inc. ...         24,395        40,586
Precision Silicon Corp. ......         12,098         5,272
ProMOS Technologies, Inc.
  (b).........................        170,000        12,588
Quanta Computer, Inc. ........         98,599       103,953
Shin Kong Financial Holding
  Co., Ltd. ..................        104,883        28,443
Siliconware Precision
  Industries Co. .............         76,578        65,336
SinoPac Financial Holdings
  Co., Ltd. ..................        241,000        52,506
Solar Applied Materials
  Technology Corp. ...........         49,541        62,647
Taishin Financial Holdings
  Co., Ltd. ..................        205,000        36,105
Taiwan Cement Corp. ..........        113,681        93,354
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR
  (a).........................        134,997     1,066,476
Taiwan Tea Corp. (b)..........         64,000        23,597
Tatung Co., Ltd. (b)..........        184,000        34,145
Tripod Technology Corp. ......         23,985        23,497
United Microelectronics Corp.
  ADR (a).....................         98,583       193,223
Visual Photonics Epitaxy Co.,
  Ltd. (b)....................         38,924        14,292
Wistron Corp. ................         53,941        40,927
                                                -----------
TOTAL TAIWAN..................                    5,251,741
                                                -----------
THAILAND -- 1.6%
Advanced Info Service PCL.....         47,415       107,018
Bangkok Expressway PCL........        135,859        67,578
Banpu PCL.....................          5,608        37,086
Electricity Generating PCL....         23,900        47,071
Electricity Generating PCL
  (foreign ownership limit)...          6,900        14,582
IRPC PCL......................        346,958        21,548
Kasikornbank PCL..............         22,500        29,111
PTT Exploration & Production
  PCL.........................         42,298       127,697
PTT PCL.......................         28,624       144,025
Siam Cement PCL...............         15,300        45,310
Siam Commercial Bank PCL......         44,902        63,260
Thai Oil PCL..................         42,695        28,971
Tisco Bank PCL Preference
  Shares......................         70,919        18,862
TMB Bank PCL (b)..............      1,736,817        29,463
                                                -----------
TOTAL THAILAND................                      781,582
                                                -----------
TURKEY -- 1.6%
Akbank TAS....................         29,487        91,317
Anadolu Efes Biracilik Ve Malt
  Sanayii AS..................          8,452        56,401
Dogan Sirketler Grubu Holdings
  AS (b)......................         34,831        23,243
Dogan Yayin Holding AS (b)....         14,518         6,208
Eregli Demir ve Celik
  Fabrikalari TAS.............         19,084        50,940
Haci Omer Sabanci Holding AS..         20,001        45,354
KOC Holding AS (b)............         24,978        42,399
Migros Turk TAS...............            378         3,355
Tupras-Turkiye Petrol
  Rafinerileri AS.............          4,764        50,001
Turkcell Iletisim Hizmet AS...         18,072       102,449
Turkiye Garanti Bankasi AS
  (b).........................         91,851       154,721
Turkiye Is Bankasi............         30,480        80,964
Ulker Biskuvi Sanayi AS.......         19,966        22,767
Yapi ve Kredi Bankasi AS (b)..         31,594        42,985
                                                -----------
TOTAL TURKEY..................                      773,104
                                                -----------
UNITED KINGDOM -- 0.2%
British American Tobacco PLC
  (b).........................          2,817        74,732
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $67,487,681)..........                   45,649,918
                                                -----------
PREFERRED STOCKS -- 0.0% (f)
MALAYSIA -- 0.0% (f)
Malaysian Airline System Bhd
  (b)
  (Cost $2,347)...............          7,900         1,667
                                                -----------
RIGHTS -- 0.0% (f)
CHINA -- 0.0% (f)
China Overseas Land &
  Investment (expiring
  01/21/09) (b)...............          3,200         1,148
                                                -----------
MOROCCO -- 0.0% (f)
Banque Marocaine pour le
  Commerce et
  l ' Industrie (expired
  12/24/08) (b)...............            457            --
                                                -----------
SOUTH AFRICA -- 0.0% (f)
Metorex, Ltd.
  (expiring 01/23/09) (b).....          5,416           134
                                                -----------
TOTAL RIGHTS --
  (Cost $0)...................                        1,282
                                                -----------
SHORT TERM INVESTMENTS -- 11.6%
UNITED STATES -- 11.6%
MONEY MARKET FUNDS -- 11.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (g)(h)............      3,837,186     3,837,186
STIC Prime Portfolio..........      1,666,154     1,666,154
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,503,340)...........                    5,503,340
                                                -----------
TOTAL INVESTMENTS -- 107.5%
  (Cost $72,993,368)..........                   51,156,207
OTHER ASSETS AND
  LIABILITIES -- (7.5)%.......                   (3,575,416)
                                                -----------
NET ASSETS -- 100.0%..........                  $47,580,791
                                                ===========




   (a) Security, or portion thereof, was on loan at December 31, 2008.
   (b) Non-income producing security.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


   (c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.4% of net assets as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
   (e) Reflect separate holdings of the issuer's common stock traded on different securities exchanges.
   (f) Amount shown represents less than 0.05% of net assets.
   (g) Affiliated Fund managed by SSgA Funds Management, Inc.
   (h) Investments of cash collateral for securities loaned.
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt

At December 31, 2008, open futures contracts purchased were as follows:

                     EXPIRATION              AGGREGATE               UNREALIZED
FUTURES                 DATE     CONTRACTS  FACE VALUE     VALUE    APPRECIATION
-------              ----------  ---------  ----------  ----------  ------------
MSCI Taiwan Stock
  Index............   1/29/2009     130     $2,205,445  $2,267,200     $61,755

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       15.1%
Commercial Banks......................       14.6
Wireless Telecommunication Services...        9.6
Metals & Mining.......................        8.7
Semiconductors & Semiconductor
  Equipment...........................        3.5
Diversified Telecommunication
  Services............................        3.3
Pharmaceuticals.......................        2.9
Insurance.............................        2.5
Construction & Engineering............        2.1
Beverages.............................        2.0
Computers & Peripherals...............        2.0
Electric Utilities....................        1.9
Chemicals.............................        1.8
Diversified Financial Services........        1.8
Industrial Conglomerates..............        1.6
Food Products.........................        1.6
Real Estate Management & Development..        1.4
Electronic Equipment, Instruments &
  Components..........................        1.3
Construction Materials................        1.3
Food & Staples Retailing..............        1.2
IT Services...........................        1.2
Independent Power Producers & Energy
  Traders.............................        1.1
Transportation Infrastructure.........        1.0
Media.................................        1.0
Specialty Retail......................        1.0
Hotels, Restaurants & Leisure.........        0.9
Internet Software & Services..........        0.8
Multiline Retail......................        0.8
Automobiles...........................        0.7
Electrical Equipment..................        0.6
Household Products....................        0.6
Energy Equipment & Services...........        0.5
Thrifts & Mortgage Finance............        0.5
Household Durables....................        0.4
Software..............................        0.4
Marine................................        0.4
Leisure Equipment & Products..........        0.4
Capital Markets.......................        0.4
Airlines..............................        0.3
Tobacco...............................        0.3
Gas Utilities.........................        0.3
Communications Equipment..............        0.2
Paper & Forest Products...............        0.2
Distributors..........................        0.2
Machinery.............................        0.2
Water Utilities.......................        0.2
Personal Products.....................        0.2
Textiles, Apparel & Luxury Goods......        0.2
Aerospace & Defense...................        0.1
Health Care Providers & Services......        0.1
Trading Companies & Distributors......        0.1
Building Products.....................        0.1
Road & Rail...........................        0.1
Professional Services.................        0.1
Air Freight & Logistics...............        0.1
Consumer Finance......................        0.0**
Biotechnology.........................        0.0**
Short Term Investments................       11.6
Other Assets & Liabilities............       (7.5)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008(UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.5%
BRAZIL -- 23.7%
Banco Bradesco SA ADR.......         431,562   $  4,259,517
Banco Itau Holding
  Financeira SA ADR (a).....         365,786      4,243,118
Companhia de Bebidas das
  Americas ADR (a)..........          41,602      1,843,385
Companhia Energetica de
  Minas Gerais ADR..........          82,613      1,135,103
Companhia Siderurgica
  Nacional SA ADR (a).......         117,859      1,509,774
Companhia Vale do Rio Doce
  ADR (a)...................         408,526      4,947,250
Gerdau SA ADR (a)...........         191,089      1,261,187
Petroleo Brasileiro SA ADR..         282,113      6,908,947
Tele Norte Leste
  Participacoes SA ADR......          81,569      1,135,440
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR........          33,379      2,156,951
                                               ------------
TOTAL BRAZIL................                     29,400,672
                                               ------------
CHINA -- 49.9%
Baidu, Inc. ADR (b).........           8,100      1,057,617
Bank of China, Ltd. ........      11,069,000      3,027,829
Bank of Communications Co.,
  Ltd. .....................       1,467,000      1,058,106
China Communications
  Construction Co., Ltd. ...       1,294,000      1,596,170
China Construction Bank
  Corp. ....................      10,205,000      5,596,146
China Life Insurance Co.,
  Ltd. .....................       2,215,000      6,730,568
China Merchants Bank Co.,
  Ltd. .....................         730,000      1,352,584
China Merchants Holdings
  International Co., Ltd. ..             848          1,639
China Mobile, Ltd. .........       1,231,500     12,362,352
China Overseas Land &
  Investment, Ltd. .........       1,314,000      1,827,685
China Petroleum & Chemical
  Corp. ....................       4,992,000      3,020,887
China Shenhua Energy Co.,
  Ltd. .....................         886,500      1,875,900
China Telecom Corp., Ltd. ..       4,330,000      1,614,629
China Unicom , Ltd. ........       2,210,000      2,651,932
CNOOC, Ltd. ................       4,022,000      3,757,230
Industrial & Commercial Bank
  of China..................      13,583,000      7,150,608
PetroChina Co., Ltd. .......       6,074,000      5,321,470
Ping An Insurance Group Co.
  of China, Ltd. ...........         396,500      1,918,499
                                               ------------
TOTAL CHINA.................                     61,921,851
                                               ------------
INDIA -- 5.9%
HDFC Bank, Ltd. ADR (a).....          14,535      1,037,508
ICICI Bank, Ltd. ADR (a)....          64,948      1,250,249
Infosys Technologies, Ltd.
  ADR (a)...................         132,803      3,262,970
Reliance Industries, Ltd.
  GDR (c)...................          33,891      1,741,997
                                               ------------
TOTAL INDIA.................                      7,292,724
                                               ------------
RUSSIA -- 20.0%
Gazprom OAO ADR.............         692,539      9,868,681
JSC MMC Norilsk Nickel ADR..         254,858      1,620,897
LUKOIL ADR..................         119,876      3,842,026
Mobile Telesystems OJSC
  ADR.......................          53,118      1,417,188
NovaTek OAO GDR.............          81,360      1,558,044
OAO Rosneft Oil Co. GDR
  (a).......................         567,322      2,127,457
Rosneft OJSC GDR............           5,891         22,091
Surgutneftegaz ADR..........         544,489      2,776,894
Tatneft GDR(d)..............          28,155        985,425
Tatneft GDR(d)..............             366         12,810
Vimpel-Communications ADR
  (a).......................          89,441        640,398
                                               ------------
TOTAL RUSSIA................                     24,871,911
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $251,785,640).......                    123,487,158
                                               ------------
RIGHTS -- 0.0% (e)
CHINA -- 0.0% (e)
China Overseas Land &
  Investment, Ltd. (expiring
  01/21/09) (b)
  (Cost $0).................          52,560         18,853
                                               ------------
SHORT TERM INVESTMENTS -- 12.3%
UNITED STATES -- 12.3%
MONEY MARKET FUNDS -- 12.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)..........      10,429,034     10,429,034
STIC Prime Portfolio........       4,761,362      4,761,362
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $15,190,396)........                     15,190,396
                                               ------------
TOTAL INVESTMENTS -- 111.8%
  (Cost $266,976,036).......                    138,696,407
OTHER ASSETS AND
  LIABILITIES -- (11.8)%....                    (14,615,512)
                                               ------------
NET ASSETS -- 100.0%........                   $124,080,895
                                               ============




  (a) Security, or portion thereof, was on loan at December 31, 2008.
  (b) Non-income producing security.
  (c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of December 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  (d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
  (e) Amount shown represent less than 0.05% of net assets.
  (f) Affiliated Fund managed by SSgA Funds Management, Inc.
  (g) Investments of cash collateral for securities loaned.
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008(UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       35.3%
Commercial Banks......................       25.1
Wireless Telecommunication Services...       11.0
Metals & Mining.......................        7.5
Insurance.............................        7.0
Diversified Telecommunication
  Services............................        4.9
IT Services...........................        2.6
Real Estate Management & Development..        1.5
Beverages.............................        1.5
Construction & Engineering............        1.3
Electric Utilities....................        0.9
Internet Software & Services..........        0.9
Transportation Infrastructure.........        0.0**
Short Term Investments................       12.3
Other Assets & Liabilities............      (11.8)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 98.9%
CZECH REPUBLIC -- 7.5%
CEZ AS........................         29,257   $ 1,188,929
Komercni Banka AS.............          2,326       357,712
Telefonica O2 Czech Republic
  AS..........................         23,973       526,451
Unipetrol.....................         23,016       178,708
Zentiva NV....................          4,724       263,691
                                                -----------
TOTAL CZECH REPUBLIC..........                    2,515,491
                                                -----------
HUNGARY -- 5.5%
Magyar Telekom NyRt...........        136,496       383,219
MOL Hungarian Oil and Gas NyRt
  (b).........................          7,062       364,416
OTP Bank NyRt (a).............         37,912       569,859
Richter Gedeon NyRt...........          3,589       532,899
                                                -----------
TOTAL HUNGARY.................                    1,850,393
                                                -----------
POLAND -- 14.1%
Agora SA......................         21,251       116,188
Apator SA.....................         21,471        68,841
Asseco Poland SA..............          9,360       149,735
Bank Pekao SA.................         15,478       659,238
Bank Zachodni WBK SA..........          4,477       167,415
Bioton SA (a).................        390,274        26,343
BRE Bank SA (a)...............          1,775       117,714
Cersanit Krasnystaw SA (a)....         20,593        95,772
Debica SA.....................          5,976        76,440
Echo Investment SA (a)........         64,070        46,490
Getin Holding SA (a)..........         38,641        64,815
Globe Trade Centre SA (a).....         25,519       130,739
ING Bank Slaski SA............          1,209       175,454
KGHM Polska Miedz SA..........         17,389       165,028
Netia SA (a)..................        107,187        86,820
Orbis SA......................          9,474       104,077
PBG SA (a)....................          2,079       137,524
Polimex Mostostal SA..........         85,537        88,049
Polski Koncern Naftowy Orlen
  SA..........................         28,466       247,192
Powszechna Kasa Oszczednosci
  Bank Polski SA..............         66,276       794,059
Telekomunikacja Polska SA.....        150,871       977,632
TVN SA........................         39,988       181,653
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA..............            788        78,481
                                                -----------
TOTAL POLAND..................                    4,755,699
                                                -----------
RUSSIA -- 58.7%
Comstar United Telesystems
  GDR.........................        108,391       428,144
CTC Media, Inc. (a)(b)........         16,010        76,848
Evraz Group SA GDR............         10,388        89,337
Gazprom Neft ADR..............         44,161       456,625
Gazprom OAO ADR...............        422,016     6,013,728
Integra Group Holdings GDR
  (a).........................        104,793       118,415
JSC MMC Norilsk Nickel ADR
  (b).........................        163,280     1,038,461
LUKOIL ADR....................         91,713     2,939,402
Mechel OAO ADR (b)............         17,151        68,604
Mobile Telesystems OJSC ADR...          5,933       158,292
NovaTek OAO GDR...............         15,491       296,653
OAO Rosneft Oil Co. GDR.......        289,876     1,087,035
PIK Group GDR (a).............         17,965        17,336
Polymetal GDR (a).............         28,376       127,692
Polyus Gold Co. ADR...........         27,781       331,149
Rosneft OJSC GDR (b)..........        103,373       387,649
Rostelecom ADR (b)............         22,924     1,271,823
Sberbank GDR..................         10,110     1,405,340
Severstal GDR.................        110,100       301,674
Surgutneftegaz ADR............        340,358     1,735,826
Tatneft GDR...................          6,097       213,395
Uralkali, GDR.................         25,867       230,475
Vimpel-Communications ADR.....         20,430       146,279
VTB Bank OJSC(c)..............        106,937           118
VTB Bank OJSC GDR (b).........        374,410       812,470
                                                -----------
TOTAL RUSSIA..................                   19,752,770
                                                -----------
TURKEY -- 13.1%
Akbank TAS....................        147,153       455,712
Anadolu Anonim Turk Sigorta...        149,705        90,201
Anadolu Efes Biracilik Ve Malt
  Sanayii AS..................         45,355       302,660
Arcelik.......................         39,949        53,317
Dogan Sirketler Grubu Holdings
  AS (a)......................        137,264        91,598
Dogan Yayin Holding AS (a)....        145,262        62,114
Dogus Otomotiv Servis ve
  Ticaret AS..................         62,643        71,835
Enka Insaat ve Sanayi AS......         46,105       156,820
Eregli Demir ve Celik
  Fabrikalari TAS.............         93,382       249,261
Grundig Elektronik AS (a).....        374,392       179,495
Haci Omer Sabanci Holding AS..         99,082       224,676
Hurriyet Gazetecilik ve
  Gazetecilik AS (a)..........        133,279        56,127
KOC Holding AS (a)............        111,014       188,440
Tupras-Turkiye Petrol
  Rafinerileri AS.............         19,321       202,786
Turk Hava Yollari Anonim
  Ortakligi(a)................         47,344       174,837
Turkcell Iletisim Hizmet AS...        106,237       602,251
Turkiye Garanti Bankasi AS
  (a).........................        389,624       656,315
Turkiye Is Bankasi............        102,175       271,407
Vestel Elektronik Sanayi (a)..        118,153        65,066
Yapi ve Kredi Bankasi AS (a)..        184,865       251,517
                                                -----------
TOTAL TURKEY..................                    4,406,435
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $83,892,481)..........                   33,280,788
                                                -----------
SHORT TERM INVESTMENTS -- 8.5%
UNITED STATES -- 8.5%
MONEY MARKET FUNDS -- 8.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............      2,079,838     2,079,838
STIC Prime Portfolio..........        782,583       782,583
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,862,421)...........                    2,862,421
                                                -----------
TOTAL INVESTMENTS -- 107.4%
  (Cost $86,754,902)..........                   36,143,209
OTHER ASSETS AND
  LIABILITIES -- (7.4)%.......                   (2,493,264)
                                                -----------
NET ASSETS -- 100.0%..........                  $33,649,945
                                                ===========




  (a) Non-income producing security.
  (b) Security, or portion thereof, was on loan at December 31, 2008.
  (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
  (d) Affiliated Fund managed by SSgA Funds Management, Inc.
  (e) Investments of cash collateral for securities loaned.
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       41.4%
Commercial Banks......................       13.5
Diversified Telecommunication
  Services............................       11.3
Metals & Mining.......................        7.3
Diversified Financial Services........        7.3
Electric Utilities....................        3.5
Pharmaceuticals.......................        2.4
Wireless Telecommunication Services...        2.3
Media.................................        1.5
Industrial Conglomerates..............        1.3
Household Durables....................        0.9
Beverages.............................        0.9
Food & Staples Retailing..............        0.7
Construction & Engineering............        0.7
Chemicals.............................        0.5
Real Estate Management & Development..        0.5
Airlines..............................        0.5
Software..............................        0.4
Energy Equipment & Services...........        0.4
Hotels, Restaurants & Leisure.........        0.3
Building Products.....................        0.3
Insurance.............................        0.3
Auto Components.......................        0.2
Distributors..........................        0.2
Electronic Equipment..................        0.2
Biotechnology.........................        0.1
Short Term Investments................        8.5
Other Assets & Liabilities............       (7.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 99.1%
ARGENTINA -- 2.1%
Banco Macro SA ADR (a).......          6,013   $     65,061
Grupo Financiero Galicia SA
  ADR (a)(b).................         16,398         37,060
Petrobras Energia
  Participaciones SA ADR
  (a)........................         36,605        222,924
Telecom Argentina SA ADR
  (b)........................         12,172         92,507
Tenaris SA ADR (a)...........         27,431        575,502
                                               ------------
TOTAL ARGENTINA..............                       993,054
                                               ------------
BRAZIL -- 59.2%
AES Tiete SA Preference
  Shares.....................         25,504        162,408
Aracruz Celulose SA ADR (a)..          9,447        106,562
B2W Companhia Global Do
  Varejo.....................         15,783        161,079
Banco Bradesco SA Preference
  Shares ADR (a).............        170,463      1,682,470
Banco do Brasil SA...........         54,037        340,164
Banco Itau Holding Financeira
  SA ADR (a).................        165,157      1,915,821
Bradespar SA Preference
  Shares.....................         54,890        451,454
Brasil Telecom Participacoes
  SA ADR (a).................          9,695        374,518
Braskem SA Preference Shares
  ADR (a)....................         16,151         78,009
Centrais Eletricas
  Brasileiras SA.............          4,800         53,290
Centrais Eletricas
  Brasileiras SA ADR.........         35,416        393,192
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a).............         10,431        287,478
Companhia de Bebidas das
  Americas Preference Shares
  ADR (a)....................         23,381      1,036,012
Companhia de Concessoes
  Rodoviarias................         22,158        224,526
Companhia de Saneamento
  Basico do Estado de Sao
  Paulo......................         20,788        247,459
Companhia Energetica de Minas
  Gerais ADR (a).............         38,332        526,682
Companhia Energetica de Sao
  Paulo Preference Shares....         31,360        202,926
Companhia Paranaense de
  Energia Preference Shares..         17,161        176,614
Companhia Siderurgica
  Nacional SA ADR (a)........         60,568        775,876
Companhia Vale do Rio Doce
  ADR (a)....................        182,986      2,215,960
Companhia Vale do Rio Doce
  Preference Shares ADR......        224,143      2,387,123
Cosan SA Industria e Comercio
  (b)........................         20,328         97,979
Cyrela Brazil Realty SA......         42,467        167,537
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes..............         33,196         85,695
Duratex SA Preference
  Shares.....................         23,825        147,016
Empresa Brasileira de
  Aeronautica SA.............         60,719        229,389
Gafisa SA....................         14,986         67,411
Gerdau SA ADR (a)............         91,535        604,131
Gerdau SA Preference Shares..         11,400         73,621
Gol Linhas Aereas
  Inteligentes SA Preference
  Shares.....................         19,479         82,777
Investimentos Itau SA........         53,319        259,050
Investimentos Itau SA
  Preference Shares..........        315,102      1,082,319
JBS SA.......................         94,467        199,709
Lojas Americanas SA
  Preference Shares..........         83,679        224,986
Lojas Renner SA..............         29,501        198,234
Metalurgica Gerdau SA
  Preference Shares..........         50,989        440,360
Natura Cosmeticos SA.........         24,291        197,807
NET Servicos de Comunicacao
  SA Preference Shares (b)...         31,723        180,788
Perdigao SA ADR (a)..........          9,995        263,668
Petroleo Brasileiro SA ADR...        121,478      2,974,996
Petroleo Brasileiro SA ADR
  Preference Shares (a)......        175,194      3,575,710
Sadia SA Preference Shares...         84,263        135,500
Souza Cruz SA................         15,888        300,455
Tam SA ADR (a)...............         10,374         85,482
Tele Norte Leste
  Participacoes SA ADR.......         26,570        369,854
Tele Norte Leste
  Participacoes SA Preference
  Shares.....................          1,800         24,862
Tim Participacoes SA.........         20,900         26,439
Tim Participacoes SA ADR
  (a)........................         12,332        154,027
Tractebel Energia SA ADR
  (a)........................          3,155         24,924
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR.........         13,755        888,848
Usinas Siderurgicas de Minas
  Gerais SA..................          8,800        100,075
Usinas Siderurgicas de Minas
  Gerais SA ADR..............         30,826        350,559
Vivo Participacoes SA
  Preference Shares (b)......         21,857        264,683
Votorantim Celulose e Papel
  SA ADR (a)(b)..............         24,226        192,112
                                               ------------
TOTAL BRAZIL.................                    27,870,626
                                               ------------
CHILE -- 8.8%
Almendral SA.................      2,026,885        149,492
Antarchile SA................         31,353        301,107
Banco de Credito e
  Inversiones................         21,697        369,419
Banco Santander Chile ADR....          2,421         84,808
CAP SA.......................         15,721        164,426
Cencosud SA ADR (c)..........         11,968        254,951
Companhia General de
  Electricidad...............         84,334        354,673
Empresa Nacional de
  Electricidad SA ADR........         15,290        512,062
Empresas CMPC SA.............         20,021        312,607
Empresas COPEC SA............         59,341        451,448
Enersis SA ADR...............         31,722        404,138
Lan Airlines SA ADR (a)......         21,452        172,688
SACI Falabella...............        178,673        471,041
Sociedad Quimica y Minera de
  Chile SA ADR...............          5,901        143,925
                                               ------------
TOTAL CHILE..................                     4,146,785
                                               ------------
MEXICO -- 25.0%
Alfa SAB de CV (a)...........         59,675        127,119
America Movil SAB de CV (a)..      2,343,096      3,595,392
Cemex SAB de CV (b)..........        901,221        816,068
Corporation GEO SAB de CV
  (a)(b).....................         79,357         89,394
Desarrolladora Homex SAB de
  CV (b).....................         39,094        147,077
Empresas ICA SAB de CV
  (a)(b).....................         71,154        117,404
Fomento Economico Mexicano
  SAB de CV..................        286,428        856,275
Grupo Aeroportuario del
  Sureste SAB de CV..........         83,720        312,185
Grupo Bimbo SAB de CV (a)....         93,277        392,681
Grupo Carso SA de CV (a).....         92,205        243,021
Grupo Financiero Banorte SAB
  de CV......................        203,076        366,603

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
Grupo Iusacell SA de CV (b)..          8,766   $     13,540
Grupo Mexico SAB de CV.......        529,652        340,391
Grupo Modelo SAB de CV.......        168,284        534,679
Grupo Televisa SA ADR........          1,436         21,454
Grupo Televisa SA de CV......        182,397        538,689
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (b)..................        230,915        153,404
Kimberly-Clark de Mexico SAB
  de CV......................        127,169        422,412
Telefonos de Mexico SA de CV
  (a)........................        876,354        908,090
Telmex Internacional SAB de
  CV (a).....................        876,354        492,963
TV Azteca SAB de CV (a)......        414,573        164,650
Urbi Desarrollos Urbanos SA
  de CV (a)(b)...............         95,992        131,007
Wal-Mart de Mexico SAB de CV
  (a)........................        360,759        963,865
                                               ------------
TOTAL MEXICO.................                    11,748,363
                                               ------------
PERU -- 4.0%
Companhia de Minas
  Buenaventura SA............         27,781        561,903
Companhia Minera Milpo SA....         85,514        183,585
Credicorp, Ltd. .............         12,233        611,160
Minsur SA....................        109,968        126,098
Southern Copper Corp. (a)....         23,436        376,382
Volcan Cia Minera SA.........        153,295         46,875
                                               ------------
TOTAL PERU...................                     1,906,003
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $96,181,266).........                    46,664,831
                                               ------------
SHORT TERM INVESTMENTS -- 23.0%
UNITED STATES -- 23.0%
MONEY MARKET FUNDS -- 23.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)...........      9,363,305      9,363,305
STIC Prime Portfolio.........      1,467,277      1,467,277
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $10,830,582).........                    10,830,582
                                               ------------
TOTAL INVESTMENTS -- 122.1%
  (Cost $107,011,848)........                    57,495,413
OTHER ASSETS AND
  LIABILITIES -- (22.1)%.....                   (10,419,917)
                                               ------------
NET ASSETS -- 100.0%.........                  $ 47,075,496
                                               ============




  (a) Security, or portion thereof, was on loan at December 31, 2008.
  (b) Non-income producing security.
  (c) Security purchased pursuant to Rule 144A of the securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  (d) Affiliated Fund managed by SSgA Funds Management, Inc.
  (e) Investments of cash collateral for securities loaned.
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Metals & Mining.......................       18.6%
Commercial Banks......................       16.4
Oil, Gas & Consumable Fuels...........       14.4
Wireless Telecommunication Services...        8.6
Beverages.............................        5.2
Diversified Telecommunication
  Services............................        5.1
Electric Utilities....................        4.1
Food & Staples Retailing..............        3.2
Industrial Conglomerates..............        2.4
Food Products.........................        2.3
Media.................................        1.9
Multiline Retail......................        1.9
Independent Power Producers & Energy
  Traders.............................        1.9
Construction Materials................        1.7
Paper & Forest Products...............        1.3
Household Durables....................        1.3
Energy Equipment & Services...........        1.2
Transportation Infrastructure.........        1.1
Diversified Financial Services........        1.0
Household Products....................        0.9
Airlines..............................        0.7
Tobacco...............................        0.6
Construction & Engineering............        0.6
Water Utilities.......................        0.5
Aerospace & Defense...................        0.5
Chemicals.............................        0.5
Biotechnology.........................        0.4
Internet & Catalog Retail.............        0.3
Building Products.....................        0.3
Real Estate Management & Development..        0.2
Short Term Investments................       23.0
Other Assets & Liabilities............      (22.1)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 99.3%
EGYPT -- 5.5%
Commercial International
  Bank.......................        181,934   $  1,221,421
Eastern Tobacco..............         20,112        656,867
Egyptian Financial Group-
  Hermes Holding.............        109,343        341,446
Egyptian Kuwait Holding
  Co. .......................        229,309        300,395
ElSwedy Cables Holding Co.
  (a)........................         22,756        305,547
Orascom Construction
  Industries.................         33,003        832,313
Orascom Telecom Holding SAE
  GDR (b)....................         33,617        917,408
Sidi Kerir Petrochemicals
  Co. .......................        113,476        211,664
Six of October Development &
  Investment Co. (a).........         13,477        101,116
Suez Cement Co. .............         59,858        230,254
Telecom Egypt................        186,157        540,442
                                               ------------
TOTAL EGYPT..................                     5,658,873
                                               ------------
ISRAEL -- 24.0%
Africa-Israel Investments,
  Ltd. ......................          3,656         29,039
Alvarion, Ltd. (a)(b)........         40,802        148,111
Bank Hapoalim BM (a).........        456,022        977,966
Bank Leumi Le-Israel BM......        446,590        934,091
Bezeq Israeli
  Telecommunication Corp.,
  Ltd. ......................        489,529        803,569
Cellcom Israel, Ltd. ........         15,566        344,009
Check Point Software
  Technologies (a)(b)........         66,998      1,272,292
Delek Automotive Systems,
  Ltd. ......................         87,694        450,427
Delek Group, Ltd. ...........          3,606        118,386
Elbit Imaging, Ltd. .........          6,928         59,613
Elbit Systems, Ltd. .........         28,615      1,308,396
Gazit Globe, Ltd. ...........         51,036        233,628
Harel Insurance Investments &
  Finances, Ltd. ............            998         25,102
Israel Chemicals, Ltd. ......        221,936      1,545,384
Israel Discount Bank, Ltd. ..        322,268        290,101
Makhteshim-Agan Industries,
  Ltd. ......................        150,084        487,962
Mellanox Technologies, Ltd.
  (a)........................         33,610        264,175
Mizrahi Tefahot Bank, Ltd. ..        120,490        620,474
NICE Systems, Ltd. (a).......         26,920        591,570
Oil Refineries, Ltd. ........        572,621        144,027
Ormat Industries, Ltd. ......          4,890         30,296
Partner Communications
  Company, Ltd. .............         28,923        470,946
RADVision, Ltd. (a)(b).......         16,385         88,315
Syneron Medical, Ltd.
  (a)(b).....................         12,151        101,339
Teva Pharmaceutical
  Industries, Ltd. ..........        301,958     12,935,347
The Israel Corp., Ltd. ......          1,143        259,195
                                               ------------
TOTAL ISRAEL.................                    24,533,760
                                               ------------
MOROCCO -- 9.3%
Attijariwafa Bank............         69,407      2,209,813
Banque Centrale Populaire....          2,189        649,579
Banque Marocaine Du Commerce
  et l'Industrie SA..........          5,588        635,651
Banque Marocaine du Commerce
  Exterieur..................         91,097      3,074,976
Ciments du Maroc.............          3,439        850,427
Douja Promotion Groupe Addoha
  SA.........................         34,094        435,676
ONA SA.......................          9,557      1,654,339
                                               ------------
TOTAL MOROCCO................                     9,510,461
                                               ------------
SOUTH AFRICA -- 60.5%
ABSA Group, Ltd. ............        119,170      1,394,076
Adcock Ingram Holdings, Ltd.
  (a)........................         86,164        363,483
African Bank Investments,
  Ltd. ......................        238,685        663,516
African Rainbow Minerals,
  Ltd. ......................         36,945        443,580
Anglo Platinum, Ltd. ........         21,132      1,183,118
AngloGold Ashanti, Ltd. .....         73,634      2,007,114
Aquarius Platinum, Ltd. .....        111,685        280,204
ArcelorMittal South Africa,
  Ltd. ......................         74,640        714,106
Aspen Pharmacare Holdings,
  Ltd. (a)...................        208,802        758,869
Assore, Ltd. ................          5,005        262,566
Aveng, Ltd. .................        196,059        651,480
Avusa, Ltd. (a)..............         93,942        198,045
Barloworld, Ltd. ............         67,536        305,282
Bidvest Group, Ltd. .........        109,366      1,241,532
DataTec, Ltd. ...............        145,638        258,352
Discovery Holdings, Ltd. ....        145,943        407,599
ElementOne, Ltd. (a).........        105,238        136,030
Eqstra Holdings, Ltd. (a)....        118,736        107,498
Exxaro Resources, Ltd. ......         63,514        493,960
FirstRand, Ltd. .............      1,861,514      3,243,807
Foschini, Ltd. ..............         95,382        495,223
Fountainhead Property Trust..        872,242        538,724
Freeworld Coatings, Ltd. ....        181,379        127,525
Gold Fields, Ltd. ...........        256,273      2,547,484
Grindrod, Ltd. ..............        247,070        408,888
Growthpoint Properties,
  Ltd. ......................        488,449        792,508
Harmony Gold Mining Co., Ltd.
  (a)........................        119,386      1,261,656
Hyprop Investments, Ltd. ....        118,115        536,596
Impala Platinum Holdings,
  Ltd. ......................        204,406      2,984,836
Imperial Holdings, Ltd. .....         71,664        461,533
Investec, Ltd. ..............         79,087        359,206
JD Group, Ltd. ..............         57,643        228,514
Kumba Iron Ore, Ltd. ........         32,469        568,989
Massmart Holdings, Ltd. .....         92,243        843,707
Metorex, Ltd. ...............        175,245         40,944
MTN Group, Ltd. .............        570,268      6,692,707
Murray & Roberts Holdings,
  Ltd. ......................        126,036        654,378
Mvelaphanda Resources, Ltd.
  (a)........................         86,249        214,573
Naspers, Ltd. ...............        137,076      2,464,996
Nedbank Group, Ltd. .........        172,263      1,779,461
Netcare, Ltd. ...............        638,012        579,697
Pick'n Pay Stores, Ltd. .....        165,037        642,832
Pretoria Portland Cement Co.,
  Ltd. ......................        143,711        487,327
PSG Group, Ltd. .............        106,134        154,982
Remgro, Ltd. ................        168,945      1,396,880
Reunert, Ltd. ...............         87,149        477,929
RMB Holdings, Ltd. ..........        321,724        894,354
Sanlam, Ltd. ................        731,771      1,345,604
Sappi, Ltd. .................         91,125        370,611
Sasol, Ltd. .................        215,034      6,513,123
Shoprite Holdings, Ltd. .....        227,227      1,302,653
Standard Bank Group, Ltd. ...        381,370      3,423,874
Steinhoff International
  Holdings, Ltd. ............        489,611        664,642
Sun International, Ltd. .....         40,729        411,255
Super Group, Ltd. ...........        327,212         59,107
Telkom SA, Ltd. .............         84,065      1,041,151
Tiger Brands, Ltd. ..........         73,423      1,139,188
Truworths International,
  Ltd. ......................        213,845        788,763
Wilson Bayly Holmes-Ovcon,
  Ltd. ......................         39,497        459,310
Woolworths Holdings, Ltd. ...        380,908        523,671
                                               ------------
TOTAL SOUTH AFRICA...........                    61,793,618
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $156,090,940)........                   101,496,712
                                               ------------

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
RIGHTS -- 0.0% (c)
MOROCCO -- 0.0% (c)
Banque Marocaine pour le
  Commerce et l ' Industrie
  (expired 12/24/08) (a).....          5,775   $         --
                                               ------------
SOUTH AFRICA -- 0.0% (c)
Growthpoint Properties, Ltd.
  (expiring 1/30/09) (a).....         48,844          9,774
Metorex, Ltd. (expiring
  01/23/09) (a)..............         61,230          1,523
                                               ------------
TOTAL SOUTH AFRICA...........                        11,297
                                               ------------
TOTAL RIGHTS --
  (Cost $0)..................                        11,297
                                               ------------
SHORT TERM INVESTMENTS -- 4.4%
UNITED STATES -- 4.4%
MONEY MARKET FUNDS -- 4.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)...........      1,170,585      1,170,585
STIC Prime Portfolio.........      3,297,102      3,297,102
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,467,687)..........                     4,467,687
                                               ------------
TOTAL INVESTMENTS -- 103.7%
  (Cost $160,558,627)........                   105,975,696
OTHER ASSETS AND
  LIABILITIES -- (3.7)%......                    (3,822,001)
                                               ------------
NET ASSETS -- 100.0%.........                  $102,153,695
                                               ============




  (a) Non-income producing security.
  (b) Security, or portion thereof, was on loan at December 31, 2008.
  (c) Amount shown represents less than 0.05% of net assets.
  (d) Affiliated Fund managed by SSgA Funds Management, Inc.
  (e) Investments of cash collateral for securities loaned.
   GDR = Global Depositary Receipt

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       16.8%
Pharmaceuticals.......................       13.8
Metals & Mining.......................       12.7
Wireless Telecommunication Services...        7.4
Oil, Gas & Consumable Fuels...........        6.5
Diversified Financial Services........        6.2
Industrial Conglomerates..............        4.4
Construction & Engineering............        2.8
Media.................................        2.7
Food & Staples Retailing..............        2.7
Real Estate Management & Development..        2.7
Chemicals.............................        2.6
Diversified Telecommunication
  Services............................        2.3
Specialty Retail......................        2.0
Insurance.............................        1.7
Construction Materials................        1.5
Aerospace & Defense...................        1.3
Software..............................        1.2
Food Products.........................        1.1
Capital Markets.......................        1.0
Communications Equipment..............        0.7
Household Durables....................        0.7
Tobacco...............................        0.6
Health Care Providers & Services......        0.6
Multiline Retail......................        0.5
Electronic Equipment, Instruments &
  Components..........................        0.5
Distributors..........................        0.5
Hotels, Restaurants & Leisure.........        0.4
Marine................................        0.4
Paper & Forest Products...............        0.4
Electrical Equipment..................        0.3
Trading Companies & Distributors......        0.1
Health Care Equipment & Supplies......        0.1
Internet Software & Services..........        0.1
Short Term Investments................        4.4
Other Assets & Liabilities............       (3.7)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 98.9%
AUSTRALIA -- 5.1%
Abacus Property Group.........        100,148   $    15,012
Alesco Corp, Ltd. ............         10,747        20,830
Alumina, Ltd. (a).............         14,687        14,233
AMP, Ltd. (a).................         13,204        49,896
Ansell, Ltd. .................          9,045        79,016
APA Group(a)..................         38,060        79,606
Aristocrat Leisure, Ltd. (a)..          5,856        15,841
Asciano Group.................         18,354        19,323
Australia & New Zealand
  Banking Group, Ltd. (a).....          6,419        68,428
Babcock & Brown, Ltd. (a).....          6,980           754
BHP Billiton, Ltd. (a)........         19,566       415,245
Billabong International,
  Ltd. .......................          6,057        33,150
BlueScope Steel, Ltd. ........          8,258        20,151
Brambles, Ltd. ...............         12,061        62,394
Bunnings Warehouse Property
  Trust.......................        105,858       121,777
Carindale Property Trust......         18,385        44,863
Commonwealth Bank of
  Australia...................          5,148       103,727
Computershare, Ltd. ..........          7,368        40,068
ConnectEast Group.............         84,240        32,303
CSL, Ltd. ....................          4,294       100,890
CSR, Ltd. (a).................         28,113        34,497
DUET Group....................         59,894        72,241
Envestra, Ltd. ...............        269,702        68,633
GWA International, Ltd. ......         28,685        57,998
Harvey Norman Holdings, Ltd.
  (a).........................         22,213        41,040
Hills Industries, Ltd. .......         22,291        48,178
Insurance Australia Group,
  Ltd. .......................         16,108        43,687
Lend Lease Corp., Ltd. .......          5,541        27,815
Macquarie Airports............         21,154        35,397
Macquarie Group, Ltd. ........          1,860        37,361
Mirvac Real Estate Investment
  Trust.......................        158,221        35,300
National Australia Bank,
  Ltd. .......................          6,649        96,744
Newcrest Mining, Ltd. ........          4,001        94,536
OZ Minerals, Ltd. (a)(b)......         18,548         7,113
Perpetual, Ltd. (a)...........          1,383        35,763
Rio Tinto, Ltd. (a)...........          1,771        46,920
Sonic Healthcare, Ltd. .......          6,796        68,988
Suncorp-Metway, Ltd. .........          7,298        42,741
Tatts Group, Ltd. ............         17,604        34,243
Thakral Holdings Group........        186,767        49,481
Toll Holdings, Ltd. ..........          7,127        30,658
Virgin Blue Holdings, Ltd. ...         18,717         3,915
Wesfarmers, Ltd. (a)..........          2,962        37,172
Westpac Banking Corp. (a).....          6,787        80,300
Woodside Petroleum, Ltd. .....          3,936       100,711
Woolworths, Ltd. .............          7,709       143,344
WorleyParsons, Ltd. ..........          2,606        25,673
                                                -----------
TOTAL AUSTRALIA...............                    2,737,956
                                                -----------
AUSTRIA -- 0.2%
Erste Bank der
  Oesterreichischen Sparkassen
  AG (a)......................          1,458        32,832
OMV AG........................          1,842        47,932
voestalpine AG................          1,234        25,799
                                                -----------
TOTAL AUSTRIA.................                      106,563
                                                -----------
BELGIUM -- 0.7%
Anheuser-Busch InBev NV.......          1,704            10
Bekaert NV....................            634        42,584
Delhaize Group................          1,116        68,567
Dexia SA (a)..................          4,755        21,151
Gimv NV.......................          1,230        53,003
InBev NV......................          3,161        72,852
KBC Groep NV..................          1,192        35,541
UCB SA........................          1,500        48,582
Umicore.......................          2,185        42,734
                                                -----------
TOTAL BELGIUM.................                      385,024
                                                -----------
CANADA -- 6.7%
AGF Management, Ltd. .........          2,447        18,831
Agrium, Inc. .................          1,665        55,932
Bank of Montreal..............          2,500        63,285
Bank of Nova Scotia...........          3,974       107,229
Barrick Gold Corp. ...........          6,275       227,262
Bombardier, Inc. .............         12,436        44,828
Brookfield Asset Management,
  Inc. (Class A) (a)..........          3,211        48,249
Brookfield Infrastructure
  Partners LP (a).............              6            67
CAE, Inc. ....................          3,922        25,734
Cameco Corp. .................          2,844        48,494
Canadian Imperial Bank of
  Commerce....................          1,964        81,280
Canadian National Railway Co.
  (a).........................          3,311       120,102
Canadian Natural Resources,
  Ltd. (a)....................          3,351       132,330
Canadian Oil Sands Trust......          3,063        52,353
Canadian Pacific Railway,
  Ltd. .......................          1,573        52,217
Canadian Western Bank(a)......          3,889        39,000
CGI Group, Inc. (Class A)
  (c).........................          7,670        59,645
Crescent Point Energy
  Trust(a)....................          4,803        93,726
EnCana Corp. .................          4,085       188,482
Fairfax Financial Holdings,
  Ltd. (a)....................            190        60,024
First Quantum Minerals,
  Ltd. .......................            771        10,998
Gildan Activewear, Inc.
  (a)(c)......................          2,216        25,472
Goldcorp, Inc. ...............          5,016       155,986
Husky Energy, Inc. (a)........          2,641        66,041
Imperial Oil, Ltd. (a)........          2,660        88,322
International Royalty Corp.
  (a).........................         12,072        16,428
Kinross Gold Corp. ...........          4,930        89,854
Magna International, Inc.
  (Class A)...................          1,333        39,682
Manulife Financial Corp. .....          9,386       158,144
MDS, Inc.(c)..................          4,127        25,240
Nexen, Inc. ..................          3,454        60,015
Nortel Networks Corp. (a)(c)..          8,318         2,156
OPTI Canada, Inc. (a)(c)......          4,322         6,302
Petro-Canada..................          3,599        77,898
Potash Corp. of Saskatchewan,
  Inc. .......................          2,188       158,699
Research In Motion, Ltd. (c)..          2,940       117,886
Rogers Communications, Inc.
  (Class B)...................          3,328        98,640
Royal Bank of Canada (a)(d)...          5,985       177,515
Royal Bank of Canada (a)(d)...            225         6,580
Russel Metals, Inc. (a).......          3,040        46,788
Shaw Communications, Inc.
  (a).........................          3,601        63,036
Sherritt International
  Corp. ......................          4,279        10,953
Sun Life Financial, Inc. .....          3,416        78,697
Suncor Energy, Inc. ..........          6,032       115,900
Talisman Energy, Inc. ........          7,476        73,761
Teck Cominco, Ltd. (Class B)..          3,266        15,927
TELUS Corp. (Non-Voting)......          1,645        46,505
TMX Group, Inc. (a)...........          1,818        37,096
Toronto-Dominion Bank.........          4,050       142,546
TransCanada Corp. ............          3,916       105,220
                                                -----------
TOTAL CANADA..................                    3,637,357
                                                -----------
CHINA -- 2.3%
Bank of East Asia, Ltd. ......         16,740        34,991
Chong Hing Bank, Ltd. ........         30,000        35,805
CLP Holdings, Ltd. ...........         21,000       142,525

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Dah Sing Banking Group,
  Ltd. .......................         40,870   $    29,373
Dah Sing Financial Holdings,
  Ltd. .......................          6,017        15,434
Esprit Holdings, Ltd. ........         12,800        72,504
Giordano International,
  Ltd. .......................        174,000        43,779
Hang Lung Group, Ltd. ........         30,000        90,772
Hang Lung Properties, Ltd. ...         31,000        67,358
Hong Kong Exchanges and
  Clearing, Ltd. .............          9,000        85,469
Hong Kong Land Holdings, Ltd.
  (a).........................         18,000        44,640
Hopewell Holdings.............         15,000        49,354
Hysan Development Co., Ltd. ..         30,321        48,982
Li & Fung, Ltd. ..............         32,000        54,832
New World Development Co.,
  Ltd. .......................         32,137        32,592
Pacific Basin Shipping,
  Ltd. .......................         60,000        27,251
Sino Land Co., Ltd. ..........         34,974        36,192
Swire Pacific, Ltd. ..........         13,000        89,488
The Link REIT.................         33,868        55,935
Transport International
  Holdings, Ltd. .............         18,400        45,821
Wheelock & Co., Ltd. .........         44,000        96,514
Wing Hang Bank, Ltd. .........          7,500        43,209
                                                -----------
TOTAL CHINA...................                    1,242,820
                                                -----------
DENMARK -- 0.8%
A P Moller -- Maersk A/S......             15        78,717
Bang & Olufsen A/S (Class B)..            611         6,732
DSV A/S(a)....................          4,036        42,586
FLSmidth & Co. A/S (a)........            956        32,315
GN Store Nord A/S (a)(c)......          6,442        12,271
Novo-Nordisk A/S (Class B)....          3,141       158,967
SimCorp A/S...................            298        32,891
Vestas Wind Systems A/S (c)...          1,330        75,384
                                                -----------
TOTAL DENMARK.................                      439,863
                                                -----------
FINLAND -- 1.8%
Amer Sports Oyj (Class A)
  (a).........................          4,219        31,434
Elisa Oyj.....................          2,451        41,906
Fortum Oyj....................          3,233        68,444
Kemira Oyj (a)................          3,454        28,519
Kesko Oyj (Class B) (a).......          1,562        38,648
Kone Oyj (Class B)............          3,178        68,605
Konecranes Oyj................          2,103        35,313
Lassila & Tikanoja Oyj........          3,269        49,985
Metso Oyj.....................          1,622        19,210
Neste Oil Oyj (a).............          2,574        37,855
Nokia Oyj.....................         11,778       181,729
Pohjola Bank PLC..............          4,785        64,851
Rautaruukki Oyj...............          1,341        22,667
Sampo Oyj (Class A)...........          3,104        57,127
SanomaWSOY Oyj (a)............          3,124        39,995
Stockmann Oyj (Class B) (a)...          2,152        29,226
Stora Enso Oyj (a)............          5,280        40,514
UPM-Kymmene Oyj...............          3,845        48,103
Uponor Oyj....................          1,994        21,342
Wartsila Oyj (Class B) (a)....          1,162        33,936
YIT Oyj (a)...................          2,387        15,197
                                                -----------
TOTAL FINLAND.................                      974,606
                                                -----------
FRANCE -- 8.9%
Accor SA (a)..................          1,419        69,254
Air France-KLM (a)............          1,503        19,158
Air Liquide SA................          1,247       113,451
Alcatel-Lucent (a)(c).........         18,293        38,981
Alstom SA.....................          1,275        74,402
AXA...........................          9,274       204,263
BNP Paribas SA................          3,806       160,039
Bourbon SA (a)................          1,091        27,358
Bouygues SA...................          1,663        69,812
CA Ile de France CCI..........            604        36,044
Cap Gemini SA.................          1,256        48,012
Carrefour SA (a)..............          3,405       130,255
Casino Guichard-Perrachon SA..            700        52,836
Cie de Saint-Gobain (a).......          2,043        95,406
Cie Generale de Geophysique-
  VeritAS (a)(c)..............          1,490        21,954
Cie Generale des
  Etablissements Michelin(a)..          1,001        52,276
Credit Agricole SA............          3,808        42,347
Electricite de France.........          1,618        93,338
Essilor International SA (a)..          1,855        86,562
France Telecom SA.............          9,560       265,246
GDF Suez (a)..................          7,252       356,099
Groupe Danone (a).............          2,802       168,183
Guyenne et Gascogne SA (a)....            717        61,295
Hermes International (a)......            656        91,187
L'Oreal SA (a)................          1,287       111,454
Lafarge SA (a)................            945        56,944
Lagardere SCA (a).............          1,532        61,757
LVMH Moet Hennessy Louis
  Vuitton SA (a)..............          1,098        72,910
Nexans SA (a).................            458        27,089
Pernod -- Ricard SA (a).......          1,360       100,138
PPR (a).......................            557        36,080
PSA Peugeot Citroen (a).......          1,326        22,395
Publicis Groupe (a)...........          1,762        45,054
Renault SA (a)................          1,205        31,071
Rhodia SA (a).................          1,533         9,598
Sanofi-Aventis................          5,232       330,182
Schneider Electric SA.........          1,384       101,963
Societe Generale..............          2,193       109,742
Sodexo(a).....................          1,019        56,056
Suez SA (a)(c)................          1,816        30,418
Technip SA....................          1,157        35,077
Thomson (a)(c)................         10,580        14,118
Total SA......................         12,151       657,209
Unibail-Rodamco...............            429        63,509
Valeo SA (a)..................          1,282        18,916
Vallourec SA (a)..............            402        45,263
Veolia Environnement (a)......          2,589        79,894
Vinci SA (a)..................          2,674       111,510
Vivendi SA....................          6,624       214,217
                                                -----------
TOTAL FRANCE..................                    4,820,322
                                                -----------
GERMANY -- 7.5%
Adidas AG.....................          1,705        64,323
Allianz SE....................          2,335       243,432
BASF SE.......................          4,538       174,922
Bayer AG (a)..................          4,217       243,559
Bayerische Motoren Werke AG
  (a).........................          1,933        58,065
Bilfinger Berger AG...........            671        34,809
Commerzbank AG (a)............          4,158        38,378
Continental AG (c)(d).........            272        27,520
Continental AG (d)............             10           402
Daimler AG....................          5,355       198,747
Deutsche Bank AG..............          2,724       105,378
Deutsche Boerse AG............          1,287        90,881
Deutsche Post AG..............          4,659        77,132
Deutsche Telekom AG...........         16,294       243,482
E.ON AG.......................         10,643       420,750
Fresenius Medical Care AG &
  Co. KGaA....................          1,532        70,936

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
GEA Group AG..................          2,307   $    38,963
Hochtief AG...................            764        37,956
Hypo Real Estate Holding AG
  (a).........................          1,341         5,685
Infineon Technologies AG
  (a)(c)......................          7,535        10,055
IVG Immobilien AG (a).........          1,341        10,662
Lanxess AG....................          1,383        26,395
Linde AG......................            798        66,389
MAN AG........................            775        41,713
Merck KGaA....................            585        52,458
Muenchener Rueckversicherungs-
  Gesellschaft AG.............          1,328       204,904
Porsche Automobil Holding SE
  (a).........................            576        43,917
Puma AG Rudolf Dassler Sport..            135        26,328
Rheinmetall AG................            818        26,039
RWE AG........................          2,724       241,200
Salzgitter AG.................            416        31,804
SAP AG........................          5,224       183,283
Siemens AG....................          4,751       347,905
ThyssenKrupp AG...............          2,290        60,354
TUI AG (a)....................          2,981        33,336
Volkswagen AG.................          1,246       433,000
Wincor Nixdorf AG.............            987        46,250
                                                -----------
TOTAL GERMANY.................                    4,061,312
                                                -----------
GREECE -- 0.4%
Hellenic Telecommunications
  Organization SA ADR (a).....         10,168        84,496
National Bank of Greece SA ADR
  (a).........................         28,249       107,629
                                                -----------
TOTAL GREECE..................                      192,125
                                                -----------
IRELAND -- 0.8%
Anglo Irish Bank Corp PLC.....          5,635         1,339
Bank of Ireland...............          5,560         6,446
C&C Group PLC.................          4,801         9,677
CRH PLC.......................          3,290        81,633
DCC PLC.......................          2,348        34,107
Elan Corp. PLC (c)............          2,960        17,137
Fanuc, Ltd. ADR (c)...........            109           638
Grafton Group PLC (c).........          5,683        18,209
Independent News & Media PLC..         17,233        10,061
Kingspan Group PLC............          2,425        10,517
Ryanair Holdings PLC ADR
  (a)(c)......................          7,126       207,224
United Drug PLC...............         17,824        55,251
                                                -----------
TOTAL IRELAND.................                      452,239
                                                -----------
ITALY -- 3.1%
Assicurazioni Generali SpA....          6,054       164,015
Atlantia SpA..................          3,065        55,813
Banca Italease SpA (c)........          1,299         4,004
Banca Piccolo Credito
  Valtellinese Scarl..........          6,662        64,870
Banca Popolare dell'Etruria e
  del Lazio Scrl..............          5,934        32,994
Banca Popolare di Milano Scarl
  (a).........................          5,888        34,232
Banco Popolare Societa
  Cooperativa Scarl...........          3,055        21,021
Davide Campari-Milano SpA.....          8,271        55,186
Enel SpA......................         19,083       119,965
Eni SpA.......................         12,600       293,195
Fiat SpA......................          5,365        34,230
Finmeccanica SpA..............          2,916        44,141
Fondiaria -Sai SpA............          1,518        27,009
IFIL Investments SpA (a)......          8,036        20,185
Intesa Sanpaolo SpA...........         54,229       191,279
Parmalat SpA..................         23,835        38,599
Pirelli & C. SpA..............         93,636        34,232
Saipem SpA....................          3,275        53,810
Seat Pagine Gialle SpA
  (a)(c)......................        194,588        15,715
Societa Cattolica di
  Assicurazioni Scrl..........          1,588        55,450
Telecom Italia SpA............         78,547       125,562
UniCredit SpA.................         53,910       130,766
Unione di Banche Italiane
  ScpA........................          5,074        72,576
                                                -----------
TOTAL ITALY...................                    1,688,849
                                                -----------
JAPAN -- 22.5%
Advantest Corp. (a)...........          1,800        28,395
Aeon Co., Ltd. (a)............          5,820        57,269
Aoyama Trading Co., Ltd. .....          3,000        47,027
Asahi Breweries, Ltd. (a).....          5,436        92,289
Asahi Kasei Corp. (a).........         14,550        62,598
Astellas Pharma, Inc. ........          2,910       116,528
Bridgestone Corp. (a).........          4,365        63,898
Canon, Inc. (a)...............          5,916       180,776
Casio Computer Co., Ltd. .....          4,100        25,283
Central Japan Railway Co. ....             15       128,571
Chubu Electric Power Co.,
  Inc. .......................          4,365       131,696
Chugai Pharmaceutical Co.,
  Ltd. .......................          3,180        60,443
Chuo Mitsui Trust Holdings,
  Inc. .......................         14,550        69,018
Cosmo Oil Co., Ltd. ..........         15,513        46,890
Credit Saison Co., Ltd. (a)...          2,910        39,068
CSK Holdings Corp. ...........          1,700         9,077
Daiichi Sankyo Co., Ltd. .....          4,365       101,120
Daikin Industries, Ltd. (a)...          2,910        74,315
Daito Trust Construction Co.,
  Ltd. .......................          1,455        75,117
Daiwa Securities Group, Inc.
  (a).........................         14,550        84,427
Denso Corp. ..................          2,910        47,189
Dentsu, Inc. (a)..............             17        33,194
East Japan Railway Co. .......             16       121,611
Eisai Co., Ltd. (a)...........          1,551        63,306
Fanuc, Ltd. (a)...............          1,455       100,959
FUJIFILM Holdings Corp. ......          2,910        62,598
Fujitsu, Ltd. (a).............         15,513        73,415
Fukuoka Financial Group, Inc.
  (a).........................         14,550        61,795
Hankyu Hanshin Holdings, Inc.
  (a).........................         15,513        88,475
Hitachi, Ltd. ................         16,475        62,701
Honda Motor Co., Ltd. (a).....          7,175       150,861
Hoya Corp. (a)................          3,006        51,100
Ibiden Co., Ltd. (a)..........          1,500        30,083
IHI Corp. ....................         18,000        22,438
Isetan Mitsukoshi Holdings,
  Ltd. (a)(c).................          4,654        39,378
Isuzu Motors, Ltd. ...........         15,000        18,698
Itochu Corp. .................         14,550        71,105
Japan Digital Laboratory Co.,
  Ltd. .......................          5,820        61,506
Japan Tobacco, Inc. ..........             26        84,611
JFE Holdings, Inc. (a)........          2,910        74,957
JSR Corp. (a).................          3,000        32,929
Kajima Corp. (a)..............         16,475        56,340
Kawasaki Heavy Industries,
  Ltd. (a)....................         16,000        31,594
KDDI Corp. ...................             15       105,074
Kintetsu Corp. (a)............         29,101       132,905
Kiyo Holdings, Inc. (a).......         43,651        65,970
Kobe Steel, Ltd. .............         15,000        26,806
Komatsu, Ltd. (a).............          5,820        71,779
Konica Minolta Holdings,
  Inc. .......................          7,275        54,733
Kubota Corp. (a)..............         14,550       101,762
Kurita Water Industries, Ltd.
  (a).........................          2,910        76,402
Kyocera Corp. (a).............          1,455       102,404
Leopalace21 Corp. ............          1,700        16,859
Marubeni Corp. ...............         14,550        53,931

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Matsushita Electric Industrial
  Co., Ltd. (a)...............         14,550   $   178,645
Mediceo Paltac Holdings Co.,
  Ltd. (a)....................          3,199        37,830
MISUMI Group, Inc. (a)........          4,557        53,337
Mitsubishi Motors Corp.
  (a)(c)......................         44,613        60,042
Mitsubishi Chemical Holdings
  Corp. (a)...................          7,500        32,515
Mitsubishi Corp. .............          8,438       115,237
Mitsubishi Electric Corp. ....         14,550        88,600
Mitsubishi Estate Co., Ltd. ..          1,925        30,728
Mitsubishi Heavy Industries,
  Ltd. (a)....................         29,101       126,805
Mitsubishi Materials Corp.
  (a).........................         14,550        35,793
Mitsubishi UFJ Financial
  Group, Inc. ................         56,924       344,747
Mitsui & Co., Ltd. ...........         12,626       125,494
Mitsui Chemicals, Inc. (a)....         14,550        52,646
Mitsui OSK Lines, Ltd. (a)....         14,550        86,995
Mitsui Sumitomo Insurance
  Group Holdings, Inc. .......          3,199        98,281
Mizuho Financial Group, Inc.
  (a).........................             58       164,883
Murata Manufacturing Co., Ltd.
  (a).........................          1,500        57,750
NEC Corp. ....................         15,513        50,826
Nidec Corp. (a)...............          1,500        56,922
Nintendo Co., Ltd. ...........            300       111,693
Nippon Mining Holdings,
  Inc. .......................          8,238        34,352
Nippon Oil Corp. .............         14,550        71,747
Nippon Steel Corp. (a)........         29,101        93,098
Nippon Telegraph & Telephone
  Corp. ......................             25       129,068
Nippon Yusen KK(a)............         14,550        87,477
Nissan Motor Co., Ltd. (a)....         11,541        40,740
Nitto Denko Corp. ............          1,500        28,229
Nomura Holdings, Inc. (a).....         10,085        81,103
NTT Data Corp. (a)............             16        63,188
NTT DoCoMo, Inc. .............             99       192,649
Obayashi Corp. (a)............         14,550        85,069
ORIX Corp. (a)................            581        31,982
Pioneer Corp. (a).............          6,000        10,789
Resona Holdings, Inc. (a).....             44        65,090
Rohm Co., Ltd. (a)............          1,500        74,462
Rohto Pharmaceutical Co.,
  Ltd. .......................         10,701       146,733
Secom Co., Ltd. (a)...........          1,648        83,627
Seven & I Holdings Co., Ltd.
  (a).........................          5,628       189,359
Shimizu Corp. (a).............         15,513        88,988
Shin-Etsu Chemical Co.,
  Ltd. .......................          2,717       121,988
Softbank Corp. (a)............          5,436        96,127
Sompo Japan Insurance, Inc.
  (a).........................         12,626        89,838
Sony Corp. (a)................          5,820       123,398
Stanley Electric Co., Ltd. ...          4,173        42,950
Sumitomo Chemical Co., Ltd.
  (a).........................         14,550        48,473
Sumitomo Corp. (a)............          7,175        61,737
Sumitomo Electric Industries,
  Ltd. .......................          5,820        43,786
Sumitomo Metal Industries,
  Ltd. .......................         29,101        69,663
Sumitomo Mitsui Financial
  Group, Inc. (a).............             44       182,504
T&D Holdings, Inc. ...........          1,455        59,388
Taisei Corp. (a)..............         17,438        46,937
Takeda Pharmaceutical Co.,
  Ltd. .......................          4,365       223,426
TDK Corp. (a).................          1,455        52,165
Teijin, Ltd. (a)..............         14,550        40,287
Terumo Corp. .................          1,648        75,810
The Akita Bank, Ltd. .........         14,550        61,795
The Aomori Bank, Ltd. ........         29,101       129,052
The Awa Bank, Ltd. ...........         14,550       101,120
The Bank of Iwate, Ltd. ......          1,455        89,563
The Bank of Okinawa, Ltd. ....          1,455        58,585
The Bank of Yokohama, Ltd.
  (a).........................         14,550        83,624
The Chiba Bank, Ltd. .........         14,550        88,279
The Daisan Bank, Ltd. ........         43,651       151,202
The Daishi Bank, Ltd. ........         27,176       119,017
The Eighteenth Bank, Ltd. ....         25,251        92,759
The Furukawa Electric Co.,
  Ltd. (a)....................         14,550        68,858
The Higo Bank, Ltd. ..........         14,550        90,205
The Hokkoku Bank, Ltd. (a)....         14,550        50,239
The Hyakugo Bank, Ltd. .......         14,550        86,835
The Musashino Bank, Ltd. .....          1,455        56,017
The Nanto Bank, Ltd. (a)......         14,550        83,143
The Ogaki Kyoritsu Bank,
  Ltd. .......................         14,550        67,253
The San-In Godo Bank, Ltd. ...         14,550       116,207
The Shiga Bank, Ltd. .........         14,550        94,378
The Shikoku Bank, Ltd. .......         29,101       155,698
The Sumitomo Trust & Banking
  Co., Ltd. (a)...............         14,550        82,822
The Toho Bank, Ltd. ..........         29,101       126,163
The Tokyo Electric Power Co.,
  Inc. .......................          7,175       237,452
The Yamagata Bank, Ltd. ......         27,176       183,772
The Yamanashi Chuo Bank,
  Ltd. .......................         14,550        84,266
Tokio Marine Holdings, Inc. ..          4,365       124,233
Tokyo Electron, Ltd. .........          1,455        49,757
Tokyo Gas Co., Ltd. ..........         16,475        82,693
Tokyu Corp. ..................         14,550        72,068
Toray Industries, Inc. (a)....         14,550        72,549
Toshiba Corp. (a).............         15,513        62,634
Toyota Motor Corp. ...........         13,188       422,627
USS Co., Ltd. ................          1,261        65,936
Yamada Denki Co., Ltd. (a)....          1,008        68,720
                                                -----------
TOTAL JAPAN...................                   12,208,790
                                                -----------
LUXEMBOURG -- 0.3%
ArcelorMittal.................          4,521       106,835
Reinet Investments SCA (c)....            206         2,004
SES...........................          2,234        43,724
                                                -----------
TOTAL LUXEMBOURG..............                      152,563
                                                -----------
NETHERLANDS -- 2.5%
Aegon NV......................          7,733        48,640
Akzo Nobel NV.................          1,855        75,912
ASML Holding NV (a)...........          3,278        58,096
European Aeronautic Defence
  and Space Co. NV (a)........          3,007        50,284
Fortis........................          8,057        10,404
Fortis VVPR Strip (c).........            592             1
Fugro NV......................          1,211        34,483
Heineken NV...................          1,855        56,470
ING Groep NV..................         11,745       119,671
Koninklijke (Royal) Philips
  Electronics NV (a)..........          6,401       123,055
Koninklijke Ahold NV..........          8,366       102,220
Koninklijke DSM NV............          1,857        47,303
Koninklijke Royal KPN NV......         10,524       151,848
Koninkljike Numico NV (b)(c)..            180        13,736
Randstad Holding NV (a).......          1,043        21,095
Reed Elsevier NV..............          6,401        74,919
SBM Offshore NV (a)...........          2,128        27,655
TNT NV........................          2,916        55,775
Unilever NV...................          8,739       210,643
Wolters Kluwer NV.............          3,007        56,596
                                                -----------
TOTAL NETHERLANDS.............                    1,338,806
                                                -----------
NEW ZEALAND -- 0.0% (e)
Calan Healthcare Properties
  Trust.......................         29,881        19,034

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
NORWAY -- 0.6%
DnB NOR ASA...................          6,215   $    23,965
Norsk Hydro ASA...............          5,247        20,832
Norske Skogindustrier ASA
  (a)(c)......................          6,809        13,128
Orkla ASA (a).................          7,946        51,577
Petroleum Geo-Services ASA
  (a)(c)......................          1,775         7,009
StatoilHydro ASA..............          6,216       101,113
Storebrand ASA................          4,653        11,131
Telenor ASA...................          4,951        32,737
Yara International ASA........          2,202        46,778
                                                -----------
TOTAL NORWAY..................                      308,270
                                                -----------
PORTUGAL -- 0.4%
Banco Comercial Portugues SA
  (a)(c)......................         32,119        36,387
Ibersol, SGPS SA..............         13,194       126,548
Portugal Telecom, SGPS SA
  (a).........................          8,784        74,116
Zon Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA (a)......          1,435         7,401
                                                -----------
TOTAL PORTUGAL................                      244,452
                                                -----------
SINGAPORE -- 0.9%
Ascendas REIT (a).............         55,000        52,299
CapitaLand, Ltd. .............         26,000        56,123
City Developments, Ltd. (a)...         15,000        66,320
Cosco Corp. Singapore, Ltd.
  (a).........................         31,000        20,441
Flextronics International,
  Ltd. (a)(c).................          6,943        17,774
Genting International PLC
  (a)(c)......................        118,000        36,856
Keppel Corp., Ltd. ...........         16,978        51,025
SembCorp Industries, Ltd. ....         28,000        45,088
Singapore Exchange, Ltd. (a)..         15,000        52,889
Stamford Land Corp, Ltd. .....        472,000        85,178
                                                -----------
TOTAL SINGAPORE...............                      483,993
                                                -----------
SOUTH KOREA -- 2.9%
Hyundai Securities Co.,
  Ltd. .......................          5,720        44,005
KIWOOM Securities Co., Ltd. ..          2,056        62,845
Korea Electric Power Corp. ADR
  (a).........................         10,511       122,033
KT Corp. ADR (a)(c)...........         11,034       161,869
LG Display Co., Ltd. ADR
  (a)(c)......................          9,459        78,320
LG Electronics, Inc. (c)......            695        41,273
POSCO ADR (a).................          3,345       251,711
Samsung Electronics Co., Ltd.
  GDR (f).....................          2,876       503,300
SK Energy Co., Ltd. (c).......            906        54,164
SK Telecom Co., Ltd. ADR (a)..         12,488       227,032
                                                -----------
TOTAL SOUTH KOREA.............                    1,546,552
                                                -----------
SPAIN -- 5.2%
Abertis Infraestructuras SA...          4,904        85,892
Acciona SA (a)................            382        47,259
Acerinox SA (a)...............          2,819        44,554
ACS, Actividades de
  Construccion y Servicios SA
  (a).........................          1,875        85,097
Banco Bilbao Vizcaya
  Argentaria SA...............         14,898       179,339
Banco de Andalucia SA.........            240        10,966
Banco de Sabadell SA (a)......         10,517        70,903
Banco de Valencia SA..........          7,063        73,929
Banco Guipuzcoano SA (a)......          4,417        34,567
Banco Pastor SA (a)...........          3,946        27,426
Banco Popular Espanol SA (a)..          7,324        61,899
Banco Santander SA............         29,222       274,185
Cia Espanola de Petroleos SA..          1,041        97,820
Ebro Puleva SA (a)............          4,466        60,838
Enagas........................          4,846       104,815
Faes Farma SA.................          3,936        16,414
Gamesa Corp. Tecnologica SA
  (a).........................          2,307        40,855
Gestevision Telecinco SA (a)..          3,616        37,949
Grupo Ferrovial SA (a)........            867        23,597
Iberdrola SA..................         21,943       199,482
Iberia Lineas Aereas de
  Espana......................         16,539        45,520
Indra Sistemas SA.............          4,018        90,425
Industria de Diseno Textil
  SA..........................          1,964        85,533
NH Hoteles SA (a).............          4,219        21,640
Red Electrica Corporacion SA..          2,190       109,591
Repsol YPF SA (a).............          6,191       129,947
Sacyr Vallehermoso SA (a).....          1,329        11,768
SOS Cuetara SA (a)............          6,868       108,548
Telefonica SA.................         23,905       526,682
Union Fenosa SA (a)...........          4,992       123,031
                                                -----------
TOTAL SPAIN...................                    2,830,471
                                                -----------
SWEDEN -- 1.8%
Alfa Laval AB (a).............          5,163        44,070
Assa Abloy AB (Class B) (a)...          3,599        40,277
Atlas Copco AB (Class B)......         10,707        80,560
Boliden AB Mines (a)..........          2,760         6,212
Electrolux AB (a).............          2,877        24,284
Hennes & Mauritz AB (Class B)
  (a).........................          2,677       103,418
Investor AB...................          4,803        71,062
Kinnevik Investment AB (Class
  B) (a)......................          3,625        28,879
Loomis AB (Class B) (c).......            918         5,688
Nordea Bank AB................         11,136        77,029
Sandvik AB (a)................          6,665        41,298
Scania AB (a).................          4,134        40,645
Securitas AB (Class B)........          6,089        49,472
Skanska AB (Class B)..........          5,163        50,599
SKF AB (Class B) (a)..........            375         3,663
Tele2 AB (Class B)............          4,115        35,905
Telefonaktiebolaget LM
  Ericsson (Class B) (a)......         19,207       142,815
TeliaSonera AB................         11,250        55,340
Volvo AB ADR (Class A) (a)....          8,991        49,685
                                                -----------
TOTAL SWEDEN..................                      950,901
                                                -----------
SWITZERLAND -- 7.1%
ABB, Ltd. (c).................         12,247       179,272
Adecco SA.....................          1,332        44,778
Alcon, Inc. ..................            769        68,587
Bachem Holding AG (Class B)...          1,041        78,734
Cie Financiere Richemont SA
  (Class A) (c)...............          1,716        32,696
Clariant AG (a)(c)............          3,339        22,368
Credit Suisse Group AG........          6,020       161,197
Geberit AG (a)................            400        42,505
Graubuendner Kantonalbank.....             43        37,774
Holcim, Ltd. (a)..............          1,192        67,532
Julius Baer Holding AG........          1,328        49,883
Kuehne & Nagel International
  AG (a)......................            815        51,725
Lonza Group AG (a)............            740        67,823
Nestle SA.....................         19,710       770,363
Nobel Biocare Holding AG (a)..          1,623        32,663
Novartis AG...................         13,448       665,861
PSP Swiss Property AG (c).....          2,249       111,356
Roche Holding AG..............          3,946       602,457
SGS SA (a)....................             57        58,909
STMicroelectronics NV.........          7,524        47,744
Sulzer AG.....................            420        23,676
Swatch Group AG (a)...........            342        46,849
Swiss Life Holding (c)........            253        17,210
Swiss Reinsurance.............          1,974        93,289
Syngenta AG...................            700       131,799

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
UBS AG (c)....................         13,981   $   194,934
Zurich Financial Services AG..            761       162,303
                                                -----------
TOTAL SWITZERLAND.............                    3,864,287
                                                -----------
UNITED KINGDOM -- 16.4%
3i Group PLC..................          3,192        12,483
Amec PLC......................          5,494        38,922
Anglo American PLC............          7,694       171,019
AstraZeneca PLC...............          8,174       329,884
Aviva PLC.....................         13,761        77,161
BAE Systems PLC...............         19,368       104,911
Balfour Beatty PLC............          8,240        39,007
Barclays PLC..................         33,734        74,401
Barratt Developments PLC......          8,436         8,490
BG Group PLC..................         20,505       282,134
BHP Billiton PLC..............         12,682       235,942
BP PLC........................         99,302       750,978
British Airways PLC...........          5,919        15,293
British American Tobacco PLC..          8,451       218,708
British Energy Group PLC......          7,372        81,984
British Land Co. PLC..........          3,710        29,391
British Sky Broadcasting Group
  PLC.........................          8,915        61,524
BT Group PLC..................         40,527        78,778
Burberry Group PLC (a)........          5,816        18,543
Cable & Wireless PLC..........         18,187        40,922
Cadbury PLC...................          7,721        67,216
Capita Group PLC..............          8,626        91,527
Carnival PLC..................          1,705        36,991
Centrica PLC..................         26,783       102,429
Compass Group PLC.............         15,179        75,073
Diageo PLC....................         11,944       165,028
Drax Group PLC................          4,595        37,062
DSG International PLC.........         21,754         5,473
Enterprise Inns PLC...........          6,074         4,847
Experian PLC..................          9,429        58,564
FirstGroup PLC................          5,699        35,561
Friends Provident PLC.........         19,645        24,319
G4S PLC.......................         15,864        46,757
GKN PLC.......................          9,213        12,849
GlaxoSmithKline PLC...........         28,844       532,688
Hays PLC......................         27,000        27,076
HBOS PLC......................         22,577        22,398
Home Retail Group PLC.........          7,207        21,915
HSBC Holdings PLC.............         54,848       522,038
ICAP PLC (a)..................          7,064        29,199
Imperial Tobacco Group PLC....          5,740       152,675
Inchcape PLC..................          6,304         3,331
Informa PLC...................          6,249        22,124
Intercontinental Hotels Group
  PLC.........................          2,980        24,079
International Power PLC.......         11,509        39,754
Invensys PLC (c)..............          9,249        23,072
Investec PLC..................          4,951        20,287
ITV PLC.......................         34,752        19,861
J Sainsbury PLC...............          9,544        45,076
Kingfisher PLC................         18,304        35,527
Land Securities Group PLC
  (a).........................          2,666        35,302
Legal & General Group PLC.....         31,832        35,149
Lloyds TSB Group PLC..........         28,958        52,459
Logica PLC....................         20,397        20,235
Lonmin PLC....................          1,285        16,831
Man Group PLC.................         11,021        37,634
Marks & Spencer Group PLC.....         10,733        33,139
Michael Page International
  PLC.........................          7,796        24,071
Mondi PLC.....................          5,662        16,586
National Express Group PLC....          2,606        18,537
National Grid PLC.............         13,479       132,555
Next PLC (a)..................          2,043        31,753
Old Mutual PLC................         36,588        28,932
Pearson PLC...................          6,322        58,263
Persimmon PLC.................          4,087        13,500
Prudential PLC................         13,597        81,422
Punch Taverns PLC.............          2,877         2,399
Reckitt Benckiser PLC.........          3,608       133,731
Rentokil Initial PLC (a)......         31,080        19,662
Rio Tinto PLC.................          5,259       112,661
Rolls-Royce Group PLC (c).....         12,457        60,088
Royal & Sun Alliance Insurance
  Group PLC...................         23,190        46,045
Royal Bank of Scotland Group
  PLC.........................         57,441        40,797
Royal Dutch Shell PLC (Class
  A)..........................         19,077       495,075
Royal Dutch Shell PLC (Class
  B)..........................         14,181       351,910
SABMiller PLC.................          5,247        87,735
Scottish & Southern Energy
  PLC.........................          5,025        87,925
Serco Group PLC...............          9,083        58,831
Shire, Ltd. ..................          4,466        64,980
Smith & Nephew PLC............          9,195        57,970
Smiths Group PLC..............          3,575        45,489
Standard Chartered PLC........          7,398        93,069
Standard Life PLC.............         15,004        43,576
Tate & Lyle PLC...............          7,406        42,672
Taylor Wimpey PLC.............         28,853         5,600
Tesco PLC.....................         41,680       215,732
The Sage Group PLC............         15,823        38,674
Thomson Reuters PLC...........            577        12,527
Tomkins PLC...................         15,546        27,492
Tullow Oil PLC................          8,513        80,720
Unilever PLC..................          7,184       163,092
United Business Media PLC.....          4,298        31,423
Virgin Media, Inc. (a)........          2,504        12,495
Vodafone Group PLC............        284,241       568,048
William Hill PLC..............          6,430        19,876
William Morrison Supermarkets
  PLC.........................         17,708        71,351
Willis Group Holdings, Ltd.
  (a).........................          2,103        52,323
Wolseley PLC..................          4,755        26,252
WPP Group PLC.................          8,484        49,096
Xstrata PLC...................          3,680        33,862
Yell Group PLC (a)............          8,304         5,074
                                                -----------
TOTAL UNITED KINGDOM..........                    8,869,891
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $64,490,448)..........                   53,557,046
                                                -----------
PREFERRED STOCKS -- 0.3%
GERMANY -- 0.2%
Fresenius SE..................            871        50,354
Henkel AG & Co. KGaA..........          1,970        61,861
                                                -----------
TOTAL GERMANY.................                      112,215
                                                -----------
ITALY -- 0.1%
Istituto Finanziario
  Industriale SpA (c).........          1,966        13,227
                                                -----------
TOTAL PREFERRED STOCKS --
  (Cost $155,149).............                      125,442
                                                -----------
RIGHTS -- 0.0% (e)
AUSTRALIA -- 0.0% (e)
Envestra, Ltd. (expiring
  02/06/09) (c)...............        107,880         4,889
                                                -----------
BELGIUM -- 0.0% (e)
Anheuser-Busch InBev NV
  (expired 12/09/08) (c)......              2            --

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Fortis (expiring 07/04/14)
  (b)(c)......................          3,335   $        --
                                                -----------
TOTAL BELGIUM.................                           --
                                                -----------
UNITED KINGDOM -- 0.0% (e)
HBOS PLC (expiring 01/09/09)
  (c).........................         24,958            --
Lloyds Banking Group PLC
  (expiring 01/12/09) (c).....         10,477            --
TOTAL UNITED KINGDOM..........                           --
                                                -----------
TOTAL RIGHTS --
  (Cost $21)..................                        4,889
                                                -----------
SHORT TERM INVESTMENTS -- 9.5%
UNITED STATES -- 9.5%
MONEY MARKET FUNDS -- 9.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (g)(h)............      4,790,639     4,790,639
STIC Prime Portfolio..........        365,906       365,906
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,156,545)...........                    5,156,545
                                                -----------
TOTAL INVESTMENTS -- 108.7%
  (Cost $69,802,163)..........                   58,843,922
OTHER ASSETS AND
  LIABILITIES -- (8.7)%.......                   (4,694,806)
                                                -----------
NET ASSETS -- 100.0%..........                  $54,149,116
                                                ===========




  (a) Security, or portion thereof, was on loan at December 31, 2008.
  (b) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
  (c) Non-income producing security.
  (d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
  (e) Amount shown represents less than 0.05% of net assets.
  (f) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 0.9% of net assets as of December 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  (g) Affiliated Fund managed by SSgA Funds Management, Inc.
  (h) Investments of cash collateral for securities loaned.
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt
   REIT = Real Estate Investment Trust

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       13.4%
Oil, Gas & Consumable Fuels...........        8.8
Pharmaceuticals.......................        7.0
Metals & Mining.......................        4.7
Insurance.............................        4.6
Diversified Telecommunication
  Services............................        3.9
Electric Utilities....................        3.7
Food Products.........................        3.0
Chemicals.............................        2.9
Automobiles...........................        2.8
Wireless Telecommunication Services...        2.4
Food & Staples Retailing..............        2.2
Machinery.............................        2.1
Real Estate Management & Development..        2.1
Multi-Utilities.......................        1.9
Media.................................        1.8
Capital Markets.......................        1.8
Industrial Conglomerates..............        1.6
Road & Rail...........................        1.5
Construction & Engineering............        1.5
Semiconductors & Semiconductor
  Equipment...........................        1.4
Electrical Equipment..................        1.4
Diversified Financial Services........        1.2
Hotels, Restaurants & Leisure.........        1.2
Beverages.............................        1.2
Trading Companies & Distributors......        1.1
Electronic Equipment, Instruments.....        1.1
Specialty Retail......................        1.0
Communications Equipment..............        0.9
Health Care Equipment & Supplies......        0.9
Tobacco...............................        0.8
Household Durables....................        0.8
Textiles, Apparel & Luxury Goods......        0.8
Real Estate Investment Trust..........        0.7
Building Products.....................        0.7
Commercial Services & Supplies........        0.7
Software..............................        0.7
Auto Components.......................        0.6
Gas Utilities.........................        0.6
Marine................................        0.6
IT Services...........................        0.6
Aerospace & Defense...................        0.6
Professional Services.................        0.6
Computers & Peripherals...............        0.5
Airlines..............................        0.5
Energy Equipment & Services...........        0.5
Office Electronics....................        0.4
Health Care Providers & Services......        0.4
Multiline Retail......................        0.4
Transportation Infrastructure.........        0.4
Construction Materials................        0.4
Household Products....................        0.4
Biotechnology.........................        0.3
Air Freight & Logistics...............        0.3
Paper & Forest Products...............        0.2
Personal Products.....................        0.2
Independent Power Producers & Energy
  Traders.............................        0.1
Consumer Finance......................        0.1
Distributors..........................        0.1
Leisure Equipment & Products..........        0.1
Life Sciences, Tools & Services.......        0.0**
Internet & Catalog Retail.............        0.0**
Short Term Investments................        9.5
Other Assets and Liabilities..........       (8.7)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 98.8%
AUSTRALIA -- 6.5%
ABB Grain, Ltd. ............         130,104   $    692,106
Adelaide Brighton, Ltd. ....         460,258        673,873
Ausenco, Ltd. ..............          96,812        147,819
Austar United
  Communications, Ltd. (a)..         719,038        370,972
Austereo Group, Ltd. .......         963,754        839,911
Australian Wealth
  Management, Ltd. .........         591,809        453,870
Australian Worldwide
  Exploration, Ltd. ........         794,835      1,424,188
Beach Petroleum, Ltd. ......       1,153,920        772,332
Billabong International,
  Ltd. .....................         102,615        561,614
Boom Logistics, Ltd. .......         425,624        195,852
Buru Energy Ltd (a).........         262,133         29,241
Campbell Brothers, Ltd. ....          68,635        842,679
Centennial Coal Co., Ltd.
  (b).......................         390,303        903,436
David Jones, Ltd. (b).......         287,728        637,920
FKP Property Group (b)......         207,079         72,910
Fleetwood Corp., Ltd. ......         186,862        476,825
Futuris Corp., Ltd. (b).....         947,693        426,172
Goodman Fielder, Ltd. ......         764,195        708,620
Healthscope, Ltd. ..........         258,718        797,271
Iluka Resources, Ltd. (a)...         217,609        703,967
ING Real Estate Community
  Living Group (b)..........       1,825,862         63,650
Invocare, Ltd. .............         410,686      1,474,601
IOOF Holdings, Ltd. (b).....         181,478        480,800
JB Hi-Fi, Ltd. (b)..........         132,760        897,834
Kagara Zinc, Ltd. (a)(b)....         208,269         64,616
Linc Energy Ltd (a)(b)......         107,725        149,836
Monadelphous Group, Ltd.
  (b).......................         103,507        486,393
Mount Gibson Iron, Ltd.
  (a)(b)....................         360,363        111,804
Oakton, Ltd. (b)............         165,558        146,015
Pacific Brands, Ltd. (b)....         683,331        204,860
Pan Australian Resources,
  Ltd. (a)..................       1,530,309         90,689
PaperlinX, Ltd. (b).........         459,172        224,094
Programmed Maintenance
  Services, Ltd. ...........         223,078        472,811
Record Realty (a)...........         213,188            892
Riversdale Mining, Ltd.
  (a).......................          97,225        163,363
Roc Oil Co., Ltd. (a).......         687,903        239,803
SAI Global, Ltd. (b)........         590,645        967,724
Sigma Pharmaceuticals,
  Ltd. .....................       1,181,029        889,286
Sino Gold Mining, Ltd.
  (a)(b)....................         328,951      1,146,723
Spark Infrastructure Group..         950,334        861,345
Spotless Group, Ltd. (b)....         283,395        557,184
STW Communications Group,
  Ltd. .....................         574,172        272,213
Transfield Services, Ltd.
  (b).......................         142,956        181,397
Transpacific Industries
  Group, Ltd. (b)...........         108,364        246,297
WHK Group, Ltd. ............         633,674        393,200
                                               ------------
TOTAL AUSTRALIA.............                     22,519,008
                                               ------------
AUSTRIA -- 0.6%
Austrian Airlines AG
  (a)(b)....................          93,009        517,148
BWIN Interactive
  Entertainment AG (a)(b)...          15,876        293,510
BWT AG......................          25,510        390,062
Eco Business-Immobilien AG
  (a).......................         145,427        276,946
Schoeller-Bleckmann Oilfield
  Equipment AG..............          18,933        576,360
                                               ------------
TOTAL AUSTRIA...............                      2,054,026
                                               ------------
BELGIUM -- 0.9%
AGFA-Gevaert NV (a).........          90,891        234,998
Barco NV (b)................          29,583        736,081
EVS Broadcast Equipment SA..          14,609        517,834
RHJ International (a).......         134,848        652,310
Tessenderlo Chemie NV.......          27,709        833,120
                                               ------------
TOTAL BELGIUM...............                      2,974,343
                                               ------------
CANADA -- 8.2%
AltaGas Income Trust........          76,734      1,069,117
Anvil Mining, Ltd. (a)(b)...         114,831        100,460
Biovail Corp. ..............          60,268        563,380
Canadian Hydro Developers,
  Inc. (a)(b)...............         338,975        818,263
Canadian Western Bank (b)...          79,147        793,714
CanWest Global
  Communications Corp.
  (a)(b)....................         184,942        116,853
Celestica, Inc. (a).........         171,569        785,229
Compton Petroleum Corp.
  (a)(b)....................         154,844        116,650
Corus Entertainment, Inc.
  (Class B).................         112,779      1,276,243
Denison Mines Corp. (a)(b)..         115,497        136,594
Dundee Corp. (Class A)
  (a)(b)....................          70,828        347,112
Dundee Real Estate
  Investment Trust (b)......          93,481        954,120
DundeeWealth, Inc. (b)......          69,838        332,643
FirstService Corp. (a)(b)...          50,094        648,848
FNX Mining Co., Inc.
  (a)(b)....................          86,396        212,753
Freehold Royalty Trust (b)..          64,521        548,259
Gammon Gold, Inc. (a)(b)....          83,034        454,013
GMP Capital Trust...........          75,379        309,576
Golden Star Resources, Ltd.
  (a).......................         374,523        376,192
Great Canadian Gaming Corp.
  (a)(b)....................          93,531        273,509
Guardian Capital Group,
  Ltd. .....................         202,291        737,391
Highpine Oil & Gas, Ltd.
  (a).......................         115,952        493,113
Home Capital Group, Inc.
  (b).......................          41,778        670,072
HudBay Minerals, Inc.
  (a)(b)....................          82,884        205,448
Iamgold Corp. ..............         225,564      1,388,648
Kinross Gold Corp. .........           5,463         99,569
Linamar Corp. (b)...........          91,088        273,006
MacDonald Dettwiler &
  Associates, Ltd. (a)(b)...          43,329        765,146
Major Drilling Group
  International, Inc. (b)...          25,031        253,453
Martinrea International,
  Inc. (a)(b)...............          75,691        138,568
New Gold, Inc. (a)(b).......         218,911        313,870
Novagold Resources, Inc.
  (a)(b)....................         130,374        186,927
NuVista Energy, Ltd.
  (a)(b)....................         107,629        752,400
Open Text Corp. (a)(b)......          33,523      1,004,468
Peyto Energy Trust (b)......          83,325        668,220
ProEx Energy, Ltd. (a)(b)...          95,885        869,917
Progress Energy Trust.......         126,174        914,749
Quebecor, Inc. (Class B)....          50,002        795,090
Red Back Mining, Inc.
  (a)(b)....................         140,290        976,177
Russel Metals, Inc. (b).....          64,033        985,522
Savanna Energy Services
  Corp. (b).................          81,605        528,829
Stantec, Inc. (a)(b)........          54,827      1,339,031
The Forzani Group, Ltd. ....          61,622        358,401
TriStar Oil & Gas, Ltd.
  (a)(b)....................          80,524        761,211
Uni-Select, Inc. ...........          94,523      1,755,701
Uranium One, Inc. (a)(b)....         219,132        317,737
Westjet Airlines, Ltd.
  (a)(b)....................          67,045        696,790
                                               ------------
TOTAL CANADA................                     28,482,982
                                               ------------

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
CHINA -- 2.7%
Allied Properties HK,
  Ltd. .....................       3,048,791   $    302,904
Cafe de Coral Holdings,
  Ltd. .....................       1,245,867      2,523,820
Chow Sang Sang Holding
  International, Ltd. ......         764,939        395,784
Far East Consortium
  International, Ltd. ......       2,569,422        351,422
First Pacific, Co., Ltd. ...       1,696,000        588,661
Giordano International,
  Ltd. .....................       4,044,000      1,017,496
HKR International, Ltd. ....       2,044,779        445,882
Integrated Distribution
  Services Group, Ltd. .....         457,205        501,438
K Wah International
  Holdings, Ltd. ...........       1,904,565        309,637
Midland Holdings, Ltd. .....         305,790        108,898
Peace Mark Holdings, Ltd. ..         504,228         97,590
Road King Infrastructure,
  Ltd. .....................         893,544        333,197
Techtronic Industries Co.,
  Ltd. .....................       1,151,500        228,808
Texwinca Holdings, Ltd. ....       1,626,050        692,365
VTech Holdings, Ltd. .......         104,000        440,144
Xinao Gas Holdings, Ltd. ...         740,000        780,083
Xinyi Glass Holdings Co.,
  Ltd. .....................       1,270,315        340,927
                                               ------------
TOTAL CHINA.................                      9,459,056
                                               ------------
DENMARK -- 0.8%
Bang & Olufsen A/S (Class B)
  (b).......................          19,408        213,846
East Asiatic Co., Ltd. .....          27,252        903,370
GN Store Nord A/S (a)(b)....         153,252        291,928
IC Companys A/S.............          20,154        158,457
NeuroSearch A/S (a).........          18,377        466,748
SimCorp A/S.................           6,556        723,595
                                               ------------
TOTAL DENMARK...............                      2,757,944
                                               ------------
FINLAND -- 2.2%
Amer Sports Oyj (Class A)
  (b).......................          79,886        595,204
Atria Group PLC (b).........          46,298        746,535
Citycon Oyj (b).............         197,999        462,383
Cramo Oyj (Class B).........          44,040        281,602
Finnlines Oyj...............         110,557        991,234
HKScan Oyj..................          71,026        436,385
Lassila & Tikanoja Oyj (b)..          62,370        953,671
Poyry Oyj...................          65,757        714,791
TietoEnator Oyj.............          54,086        584,166
Vacon Oyj...................          32,060        815,539
Vaisala Oyj (Class A).......          32,607      1,002,143
                                               ------------
TOTAL FINLAND...............                      7,583,653
                                               ------------
FRANCE -- 2.8%
Canal Plus..................          29,640        169,748
Carbone Lorraine SA.........          21,086        521,875
Compagnie Generale de
  Geophysique-Veritas (a)...          31,367        462,184
Club Mediterranee SA (a)....          21,154        352,273
GL Events SA................          24,638        444,197
Groupe Steria SCA (b).......          25,389        281,277
IMS International Metal
  Service...................          31,422        404,023
Ingenico SA (b).............          36,362        560,544
IPSOS.......................          44,314      1,187,314
Rhodia SA (b)...............          51,193        320,508
Rubis.......................          25,922      1,625,082
Saft Groupe SA..............          26,183        702,436
Sequana Capital SA (b)......          62,637        377,007
Societe de la Tour Eiffel...           9,053        422,826
SOITEC (a)(b)...............          75,128        332,092
Sperian Protection..........           8,534        530,558
STEF-TFE....................          23,209      1,071,087
                                               ------------
TOTAL FRANCE................                      9,765,031
                                               ------------
GERMANY -- 2.5%
Demag Cranes AG.............          23,337        609,864
Deutsche Wohnen AG (a)......          40,599        535,564
DIC Asset AG (b)............          28,728        248,385
Gerresheimer AG.............          18,495        501,325
Gildemeister AG.............          48,607        530,394
Indus Holding AG (b)........          52,569        979,185
Jenoptik AG (a)(b)..........         116,876        812,317
Kontron AG..................          66,087        667,853
KUKA AG (b).................          39,618        697,749
Leoni AG....................          33,525        605,352
MLP AG (b)..................          48,663        662,911
MTU Aero Engines Holding
  AG........................          28,540        776,778
Patrizia Immobilien AG
  (a)(b)....................         103,656        234,862
Pfleiderer AG (b)...........          42,270        387,799
Solar Millennium AG (a).....          16,781        281,083
                                               ------------
TOTAL GERMANY...............                      8,531,421
                                               ------------
GREECE -- 0.7%
Ellaktor SA.................          93,578        556,734
Fourlis Holdings SA.........          40,413        280,880
Hellenic Exchanges SA.......          64,736        503,923
Intracom Holdings SA (a)....         337,537        342,511
Michaniki SA................         154,441        296,259
Minoan Lines Shipping SA....          12,709         83,384
Thessaloniki Port Authority
  SA........................          31,683        435,125
                                               ------------
TOTAL GREECE................                      2,498,816
                                               ------------
IRELAND -- 0.8%
C&C Group PLC...............         208,322        419,887
Fyffes PLC..................       1,212,058        421,205
Kingspan Group PLC (c)......          67,080        283,463
Kingspan Group PLC (c)......          26,324        114,166
McInerney Holdings PLC (c)..         454,498        109,929
McInerney Holdings PLC (c)..          46,748         12,098
Paddy Power PLC (c).........          12,666        236,454
Paddy Power PLC (c).........          54,810      1,023,213
                                               ------------
TOTAL IRELAND...............                      2,620,415
                                               ------------
ITALY -- 2.2%
Amplifon SpA................         220,076        253,299
Astaldi SpA.................         169,703        931,787
Banca Popolare dell'Etruria
  e del Lazio Scrl..........         167,002        928,564
Digital Multimedia
  Technologies SpA (a)......          22,525        383,558
Esprinet SpA (b)............          74,285        338,434
IMMSI SpA...................         557,994        539,457
Interpump Group SpA.........         171,779      1,038,699
Permasteelisa SpA...........          81,752      1,107,983
Recordati SpA...............         225,359      1,210,750
Sorin SpA (a)...............         729,500        474,064
Tiscali SpA (a).............         391,617        380,513
                                               ------------
TOTAL ITALY.................                      7,587,108
                                               ------------
JAPAN -- 40.6%
Alps Electric Co., Ltd. ....         137,436        659,511
Asahi Pretec Corp. (b)......          36,043        408,739
Atrium Co., Ltd. ...........              15             49
Bank of the Ryukyus, Ltd. ..         103,900      1,013,211
Best Denki Co., Ltd. (b)....         177,269        563,193
Capcom Co., Ltd. ...........              45            991
Central Glass Co., Ltd. ....         399,145      1,585,132

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMSYS Holdings Corp. ......         165,050   $  1,509,393
DA Office Investment
  Corp. ....................             251        532,181
Daifuku Co., Ltd. (b).......          94,000        536,106
Daihen Corp. (b)............         188,000        717,573
Daiichi Chuo Kisen Kaisha
  (b).......................          98,834        270,390
Daimei Telecom Engineering
  Corp. (b).................         100,000        920,022
Dainippon Screen
  Manufacturing Co., Ltd.
  (b).......................         191,000        362,405
DCM Japan Holdings Co., Ltd.
  (b).......................         135,033        944,412
Disco Corp. (b).............          25,700        519,387
Don Quijote Co., Ltd. (b)...          58,200      1,146,665
DOUTOR NICHIRES Holdings
  Co., Ltd. (b).............         128,332      2,786,072
DTS Corp. ..................          66,582        616,976
eAccess, Ltd. (b)...........           1,557        958,418
EDION Corp. (b).............          78,800        382,482
FCC Co., Ltd. (b)...........          77,548        642,455
Fukuoka REIT Corp. .........             251        999,570
Furukawa Co., Ltd. .........         551,387        553,516
Glory, Ltd. (b).............          56,600      1,087,669
H2O Retailing Corp. (b).....         188,000      1,395,742
Hanwa Co., Ltd. (b).........         282,000        871,043
Heiwa Real Estate Co., Ltd.
  (b).......................         242,000        614,010
Hitachi Kokusai Electric,
  Inc. (b)..................         108,372        564,276
Hitachi Zosen Corp. (a)(b)..         609,500        544,617
Horiba, Ltd. (b)............          39,713        541,919
Hosiden Corp. (b)...........          85,400      1,318,919
Iino Kaiun Kaisha, Ltd.
  (b).......................         108,100        684,494
IT Holdings Corp. (a).......          72,608      1,109,345
Izumiya Co., Ltd. ..........         197,000      1,277,838
Japan Airport Terminal Co.,
  Ltd. (b)..................          74,000        977,959
Japan Asia Investment Co.,
  Ltd. (b)..................         174,000        124,766
Japan Aviation Electronics
  Industry, Ltd. (b)........          94,000        385,747
Japan Excellent, Inc. ......             194        823,938
Japan Logistics Fund, Inc.
  (b).......................             194      1,157,794
Juki Corp. (b)..............          92,332         94,726
K's Holdings Corp. (b)......          39,300        653,338
Kanematsu Corp. (a).........         581,698        564,693
Katakura Industries Co.,
  Ltd. (b)..................          74,974        886,620
Kayaba Industry Co., Ltd.
  (b).......................         256,832        487,315
Keisei Electric Railway Co.,
  Ltd. (b)..................         340,230      2,083,041
Kenedix, Inc. (a)(b)........             305         84,720
Kitz Corp. .................          99,000        301,423
Kiyo Holdings, Inc. (b).....         888,000      1,342,041
Komori Corp. ...............          83,136        896,016
Kurabo Industries, Ltd.
  (b).......................         545,000        895,808
Kyowa Exeo Corp. ...........         100,000      1,060,121
Makino Milling Machine Co.,
  Ltd. (b)..................         104,000        277,639
Marudai Food Co., Ltd. .....         436,656      1,218,687
Maruha Nichiro Holdings,
  Inc. .....................         611,485      1,018,580
Marusan Securities Co., Ltd.
  (b).......................         127,498        631,512
Meiji Dairies Corp. (b).....         352,451      1,858,484
Miraca Holdings, Inc. ......          62,900      1,341,265
Mitsubishi Rayon Co., Ltd.
  (b).......................         265,000        783,453
Mitsui Mining & Smelting
  Co., Ltd. (b).............         489,000      1,008,748
Mitsui-Soko Co., Ltd. (b)...         249,000      1,373,414
Mitsumi Electric Co.,
  Ltd. .....................          46,800        790,928
Nabtesco Corp. .............          94,000        616,988
Nakanishi, Inc. ............           8,983        566,826
Nankai Electric Railway Co.,
  Ltd. (b)..................         607,000      2,906,100
NET One Systems Co., Ltd.
  (b).......................             726      1,443,991
Neturen Co., Ltd. (b).......         165,703      1,129,669
New City Residence
  Investment Corp. (d)(e)...               4             --
Nihon Dempa Kogyo Co., Ltd.
  (b).......................          20,000        230,778
Nihon Kohden Corp. (b)......          50,700      1,177,314
Nikkiso Co., Ltd. (b).......         186,000      1,046,442
Nippon Accommodations Fund,
  Inc. .....................             198        836,558
Nippon Carbon Co., Ltd.
  (b).......................         178,712        522,434
Nippon Konpo Unyu Soko Co.,
  Ltd. .....................         172,000      1,889,818
Nippon Light Metal Co.,
  Ltd. .....................       1,125,000      1,116,933
Nippon Seiki Co., Ltd. .....          88,000        509,653
Nippon Shinyaku Co., Ltd. ..         163,000      1,920,397
Nippon Soda Co., Ltd. ......         200,000        783,232
Nippon Suisan Kaisha, Ltd.
  (b).......................         312,799        793,643
Nippon Thompson Co., Ltd. ..         169,000        697,253
Nishimatsu Construction Co.,
  Ltd. (b)..................         490,000        724,324
Nishimatsuya Chain Co., Ltd.
  (b).......................          90,193        816,861
Nitto Boseki Co., Ltd. .....         424,153        828,186
NOF Corp. ..................         336,000      1,304,710
NSD Co., Ltd. (b)...........          72,108        558,409
Okasan Holdings, Inc. ......         203,682        871,799
Oki Electric Industry Co.,
  Ltd. (a)(b)...............       1,083,000        680,982
Orix JREIT, Inc. ...........             285      1,326,751
Osaka Securities Exchange
  Co., Ltd. ................             243      1,061,533
OSG Corp. (b)...............         115,800        969,578
Park24 Co., Ltd. (b)........         143,413      1,058,393
Point, Inc. (b).............          18,930      1,031,596
Premier Investment Co. .....             363      1,125,640
Rengo Co., Ltd. (b).........         142,000      1,151,351
Rohto Pharmaceutical Co.,
  Ltd. .....................         119,000      1,631,738
Ryohin Keikaku Co., Ltd. ...          25,903      1,211,569
Sakai Chemical Industry Co.,
  Ltd. .....................         273,565        730,311
Sanden Corp. (b)............         369,000        818,191
Sankyu, Inc. (b)............         214,000        771,958
Sanyo Shokai, Ltd. (b)......         125,000        488,141
Sanyo Special Steel Co.,
  Ltd. (b)..................         160,937        461,595
Sato Corp. .................          92,700      1,034,886
Seiren Co., Ltd. (b)........         155,100        698,078
Shima Seiki Manufacturing,
  Ltd. (b)..................          53,425      1,037,854
Shimachu Co., Ltd. .........          73,200      1,619,040
Shinko Electric Co., Ltd.
  (b).......................         345,000      1,156,977
Shochiku Co., Ltd. (b)......         349,000      2,421,633
Shoei Co., Ltd. ............          83,400        845,500
SMK Corp. ..................         186,343        542,687
Star Micronics Co., Ltd.
  (b).......................          48,400        502,954
Sumitomo Osaka Cement Co.,
  Ltd. (b)..................         719,793      1,802,460
Sysmex Corp. ...............              57          2,044
Tadano, Ltd. (b)............          98,526        510,835
Takara Holdings, Inc. ......         250,000      1,456,150
Takasago International Corp.
  (b).......................         273,694      1,884,005
Takefuji Corp. (b)..........          53,850        430,087
Takuma Co., Ltd. (b)........         206,000        352,234
The Bank of Nagoya, Ltd.
  (b).......................         190,000      1,033,315
The Bank of Okinawa, Ltd. ..          38,300      1,542,140
The Ehime Bank, Ltd. (b)....         502,000      1,727,788
The Eighteenth Bank, Ltd.
  (b).......................         486,730      1,787,988
The Hokuetsu Bank, Ltd.
  (b).......................         695,000      1,556,371
The Michinoku Bank, Ltd. ...         566,000      1,329,928
The Minato Bank, Ltd. ......         582,000        892,421
The Miyazaki Bank, Ltd.
  (b).......................         460,000      1,730,392
The Musashino Bank, Ltd. ...          29,600      1,139,592
The Oita Bank, Ltd. ........         294,000      1,975,135
The Tochigi Bank, Ltd. .....         198,000      1,196,955
The Tokushima Bank, Ltd.
  (b).......................         209,000      1,085,924
The Tokyo Tomin Bank,
  Ltd. .....................          32,800        519,228

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Toagosei Co., Ltd. .........         451,818   $  1,335,766
TOC Co., Ltd. (b)...........         151,000        766,244
Toei Co., Ltd. .............         254,000      1,140,408
Toho Pharmaceutical Co.,
  Ltd. (b)..................          57,719        791,448
Toho Zinc Co., Ltd. (b).....         180,000        426,917
Tokai Tokyo Securities Co.,
  Ltd. (b)..................         190,000        509,322
Tokuyama Corp. (b)..........         104,000        855,863
Tokyo Dome Corp. ...........         188,000        692,686
Tokyo Tatemono Co., Ltd.
  (b).......................         162,000        720,199
Topy Industries, Ltd. ......         566,381        993,432
Toyo Corp/Chuo-ku (b).......         130,048      1,718,671
Toyo Tire & Rubber Co.,
  Ltd. .....................         283,000        505,747
Toyobo Co., Ltd. (b)........         762,788      1,135,978
Tsumura & Co. (b)...........          58,300      2,141,633
Ulvac, Inc. (b).............          35,800        535,519
Unitika, Ltd. (b)...........         794,000        578,092
Yodogawa Steel Works,
  Ltd. .....................         299,000      1,227,005
Zenrin Co., Ltd. (b)........          44,477        534,803
                                               ------------
TOTAL JAPAN.................                    139,997,476
                                               ------------
NETHERLANDS -- 2.2%
Aalberts Industries NV (b)..          65,639        461,682
ASM International NV
  (a)(b)....................          53,847        461,076
Crucell NV (a)..............          58,112        879,678
Draka Holdings..............          21,198        192,709
Exact Holdings NV...........          37,297        683,313
Imtech NV...................          41,348        689,709
James Hardie Industries NV..         313,176      1,019,677
KAS Bank NV.................          72,746      1,001,093
OPG Groep NV................         117,794      1,521,140
Ordina NV...................          72,842        289,586
Orthofix International N.V.
  (a)(b)....................          22,444        344,066
                                               ------------
TOTAL NETHERLANDS...........                      7,543,729
                                               ------------
NEW ZEALAND -- 0.6%
Fisher & Paykel Appliances
  Holdings, Ltd. (b)........         761,460        600,747
Fisher & Paykel Healthcare
  Corp., Ltd. ..............         517,215        952,120
Nuplex Industries, Ltd. ....         335,048        587,406
                                               ------------
TOTAL NEW ZEALAND...........                      2,140,273
                                               ------------
NORWAY -- 1.0%
DET Norske Oljeselskap ASA
  (a)(b)....................         808,917        514,086
Ekornes ASA.................          94,539        904,602
Norske Skogindustrier ASA
  (a)(b)....................         196,796        379,421
Norwegian Property ASA......         312,959        271,745
Songa Offshore ASA (a)(b)...          97,927        184,607
Tomra Systems ASA (b).......         147,506        497,157
Veidekke ASA................         197,056        627,576
                                               ------------
TOTAL NORWAY................                      3,379,194
                                               ------------
PORTUGAL -- 0.4%
Altri SGPS SA (b)...........         141,870        413,147
F. Ramada Investimentos SGPS
  (a).......................          20,157         17,512
Semapa-Sociedade de
  Investimento e Gestao,
  SGPS, SA..................         109,838        977,306
                                               ------------
TOTAL PORTUGAL..............                      1,407,965
                                               ------------
SINGAPORE -- 2.2%
Bukit Sembawang Estates,
  Ltd. .....................         206,080        576,438
Haw Par Corp., Ltd. ........         701,352      1,767,071
Hong Leong Finance, Ltd. ...       1,297,656      1,855,403
Mapletree Logistics Trust
  (b).......................       3,019,965        733,637
Parkway Holdings, Ltd. (b)..         904,309        778,305
Suntec REIT (b).............       1,844,000        908,721
Verigy, Ltd. (a)(b).........          48,061        462,347
Wing Tai Holdings, Ltd. ....         949,000        546,708
                                               ------------
TOTAL SINGAPORE.............                      7,628,630
                                               ------------
SOUTH KOREA -- 5.1%
Asiana Airlines (a).........         159,821        439,030
Cheil Communications,
  Inc. .....................           7,170      1,110,039
Daewoo Motor Sales (a)......          27,690        148,612
Daum Communications Corp.
  (a).......................          12,376        312,458
Dong-A Pharmaceutical Co.,
  Ltd. (a)..................           9,101        682,819
Eugene Investment &
  Securities Co., Ltd. .....         418,330        330,466
Hana Tour Service, Inc.
  (b).......................          17,827        329,776
Hanmi Pharm Co., Ltd. ......           7,965        686,120
Hansol Paper Co. (a)........          54,340        444,367
Hanwha Chemical Corp. (a)...          70,970        338,073
Hanwha Securities Co. ......          66,570        279,588
Hite Brewery Co., Ltd. (a)..           6,338        832,789
Hotel Shilla Co., Ltd. (a)..          50,410        514,286
Humax Co., Ltd. (a).........          47,162        301,046
Hyundai Department Store
  Co., Ltd. (a).............          14,285        719,042
Hyundai Marine & Fire
  Insurance Co., Ltd. (b)...          60,370        675,810
Jeonbuk Bank (a)(b).........         163,586        727,309
Korean Reinsurance Co. .....          84,615        725,531
LG International Corp. (a)..          47,390        549,318
LG Life Sciences, Ltd. (a)..          17,082        539,767
LIG Insurance Co., Ltd.
  (b).......................          40,840        382,606
LS Industrial Systems Co.,
  Ltd. (a)..................          15,508        605,767
MegaStudy Co., Ltd. (a).....           3,929        567,725
Meritz Fire & Marine
  Insurance Co., Ltd. (b)...         113,560        326,376
Meritz Securities Co.,
  Ltd. .....................         536,040        378,767
NCSoft Corp. ...............          16,122        673,270
Orion Corp. (a)(b)..........           4,517        654,482
Poongsan Holdings Corp.
  (a).......................               8             57
Poongsan Corp. (a)..........          85,451        495,250
Samsung Fine Chemicals Co.,
  Ltd. .....................          19,964        609,436
SFA Engineering Corp. (a)...          15,266        399,967
SK Chemicals Co., Ltd. .....          21,452        458,998
Ssangyong Motor Co. (a).....         216,730        165,187
Yuhan Corp. ................           6,853      1,196,983
                                               ------------
TOTAL SOUTH KOREA...........                     17,601,117
                                               ------------
SPAIN -- 2.1%
Amper, SA (b)...............          92,196        570,299
Campofrio Alimentacion SA...         137,613      1,430,841
Construcciones y Auxiliar de
  Ferrocarriles SA..........           3,952      1,372,819
Ercros SA (a)(b)............       1,640,572        364,876
Faes Farma SA (b)...........         120,479        502,415
General de Alquiler de
  Maquinaria (a)(b).........          43,463        332,286
Parquesol Inmobiliaria y
  Proyectos SA..............          49,210        410,426
Tubacex SA..................         183,133        598,225
Tubos Reunidos SA (b).......         218,795        632,603
Vidrala SA..................          48,645      1,046,741
                                               ------------
TOTAL SPAIN.................                      7,261,531
                                               ------------
SWEDEN -- 1.9%
Boliden AB Mines (b)........         190,964        429,841
Castellum AB (b)............         147,675      1,134,460
D Carnegie & Co. AB (b)(e)..          59,625             --
Elekta AB (Class B) (b).....          80,643        787,773
Haldex AB...................         101,252        341,862

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Hemtex AB (b)...............          42,267   $     77,768
Intrum Justitia AB..........          80,221        796,331
Kungsleden AB (b)...........         122,786        838,453
New Wave Group AB (Class B)
  (b).......................         183,302        144,872
Q-Med AB....................         110,089        339,680
TradeDoubler AB.............          44,511        208,260
Trelleborg AB (Class B)
  (b).......................          77,152        470,252
Wihlborgs Fastigheter AB....          71,388        902,737
                                               ------------
TOTAL SWEDEN................                      6,472,289
                                               ------------
SWITZERLAND -- 2.1%
Basilea Pharmaceutica AG
  (a)(b)....................           6,902        965,573
Belimo Holding AG (b).......           1,837      1,294,452
Daetwyler Holding AG (a)....          23,556        950,562
Georg Fischer AG (a)(b).....           2,304        519,312
Kudelski SA (b).............          48,416        508,110
Kuoni Reisen Holding (Class
  B)........................           3,451      1,167,248
Mobimo Holding AG (a)(b)....           2,338        310,825
Temenos Group AG (a)(b).....          54,266        713,791
Valora Holding AG...........           6,330        915,883
                                               ------------
TOTAL SWITZERLAND...........                      7,345,756
                                               ------------
UNITED KINGDOM -- 9.7%
Bellway PLC.................          68,492        590,846
Berkeley Group Holdings PLC
  (a)(b)....................          50,439        632,000
Bodycote PLC................         156,125        276,097
Bovis Homes Group PLC.......         133,865        770,339
Britvic PLC (b).............         169,782        645,045
Chemring Group PLC..........          31,505        883,278
Chloride Group..............         369,915        765,857
Connaught PLC (b)...........         247,308      1,237,374
Croda International PLC.....          87,515        653,659
Dairy Crest Group PLC (b)...         128,493        393,498
Dimension Data Holdings PLC
  (b).......................       1,069,414        588,113
DS Smith PLC................         241,896        263,448
DSG International PLC (b)...       1,028,318        258,731
Elementis PLC...............         659,528        353,218
Fenner PLC..................         261,557        267,938
Galliford Try PLC...........         452,213        206,429
Game Group PLC..............         302,562        552,461
Helphire PLC (b)............         219,528        309,314
Henderson Group PLC (a)(b)..         375,464        314,447
Hiscox, Ltd. ...............         220,852      1,079,602
HMV Group PLC (b)...........         579,983        900,581
International Personal
  Finance (b)...............         212,303        424,282
Interserve PLC..............         135,681        443,309
ITE Group PLC...............         376,792        329,103
Jardine Lloyd Thompson Group
  PLC.......................         144,821        911,988
Keller Group PLC............          72,934        602,950
Kier Group PLC (b)..........          42,976        557,644
Laird Group PLC.............         149,556        298,884
Melrose PLC.................         418,765        522,304
Michael Page International
  PLC.......................         195,841        604,673
Mitchells & Butlers PLC
  (b).......................         166,204        382,336
Mitie Group.................         360,544      1,066,551
Mondi PLC...................         248,363        727,559
Morgan Crucible Co. ........         217,789        349,136
Morgan Sindall PLC..........          48,803        380,303
N Brown Group PLC...........         185,472        541,991
Northern Foods PLC..........         694,337        566,526
PayPoint PLC................          77,591        557,782
Persimmon PLC (b)...........         154,104        509,041
Premier Farnell PLC.........         340,132        679,745
Premier Foods PLC...........         484,153        212,308
Rank Group PLC (a)..........         605,943        590,234
Raymarine PLC...............         204,839         38,286
Redrow PLC (b)..............         223,188        523,049
Restaurant Group PLC........         246,991        378,194
RPS Group PLC...............         224,784        452,457
Senior PLC..................         487,357        273,272
Shaftesbury PLC (b).........         156,655        814,209
Shanks Group PLC............         306,436        480,231
SIG PLC (b).................          96,792        248,406
Spectris PLC................          82,455        634,241
SSL International PLC.......         147,908      1,052,641
St James's Place PLC........         137,210        351,147
Taylor Wimpey PLC...........         711,309        138,062
Travis Perkins PLC..........          68,117        332,980
Tullett Prebon PLC..........         187,367        367,713
UK Coal PLC (a).............         122,504        177,451
Ultra Electronics Holdings
  PLC.......................          37,934        617,934
Unite Group PLC.............         184,070        387,046
UTV Media PLC...............         200,202        316,625
Victrex PLC (b).............         113,679        785,339
Wetherspoon (J.D.) PLC (b)..         116,936        522,868
WH Smith PLC (b)............         124,107        639,689
Wincanton PLC...............         173,565        446,682
Yell Group PLC (b)..........         447,800        273,626
                                               ------------
TOTAL UNITED KINGDOM........                     33,453,072
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $524,182,648).......                    341,064,835
                                               ------------
PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
Draegerwerk AG & Co.
  KGaA (Cost $738,855)......          11,728        427,125
                                               ------------
RIGHTS -- 0.0% (f)
AUSTRALIA -- 0.0% (f)
Mount Gibson Iron, Ltd.
  (expiring 01/06/09) (a)
  (Cost $0).................          68,221             --
                                               ------------
WARRANTS -- 0.0% (f)
AUSTRALIA -- 0.0% (f)
Beach Petroleum, Ltd.
  (expiring 6/30/10) (a)....          72,739          2,028
Buru Energy, Ltd.
  (expiring 10/10/10) (a)...          87,377            975
                                               ------------
TOTAL AUSTRALIA.............                          3,003
                                               ------------
CANADA -- 0.0%
Kinross Gold Corp.
  (expiring 9/3/13) (a).....           2,462         11,946
                                               ------------
TOTAL WARRANTS --
  (Cost $5,320).............                         14,949
                                               ------------
SHORT TERM INVESTMENTS -- 17.5%
UNITED STATES -- 17.5%
MONEY MARKET FUNDS -- 17.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (g)(h)..........      53,104,871     53,104,871
STIC Prime Portfolio........       7,156,038      7,156,038
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $60,260,909)........                     60,260,909
                                               ------------
TOTAL INVESTMENTS -- 116.4%
  (Cost $585,187,732).......                    401,767,818
OTHER ASSETS AND
  LIABILITIES -- (16.4)%....                    (56,614,430)
                                               ------------
NET ASSETS -- 100.0%........                   $345,153,388
                                               ============


SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



  (a) Non-income producing security.
  (b) Security, or portion thereof, was on loan at December 31, 2008.
  (c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
  (d) Company has filed for civil rehabilitation (insolvency).
  (e) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
  (f) Amount shown represents less than 0.05% of net assets.
  (g) Affiliated Fund managed by SSgA Funds Management, Inc.
  (h) Investments of cash collateral for securities loaned.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................        6.4%
Commercial Services & Supplies........        5.8
Real Estate Management & Development..        5.6
Machinery.............................        4.7
Metals & Mining.......................        4.4
Electronic Equipment, Instruments &
  Components..........................        4.0
Chemicals.............................        3.8
Specialty Retail......................        3.6
Hotels, Restaurants & Leisure.........        3.5
Food Products.........................        3.3
Pharmaceuticals.......................        3.2
Oil, Gas & Consumable Fuels...........        3.2
Media.................................        3.1
Construction & Engineering............        3.0
Health Care Equipment & Supplies......        2.5
Capital Markets.......................        2.4
Road & Rail...........................        2.3
Electrical Equipment..................        1.7
Household Durables....................        1.6
Building Products.....................        1.6
Textiles, Apparel & Luxury Goods......        1.6
Industrial Conglomerates..............        1.5
Multiline Retail......................        1.5
Health Care Providers & Services......        1.5
Trading Companies & Distributors......        1.4
Software..............................        1.4
Insurance.............................        1.3
IT Services...........................        1.3
Auto Components.......................        1.3
Transportation Infrastructure.........        1.2
Paper & Forest Products...............        1.0
Construction Materials................        1.0
Beverages.............................        1.0
Semiconductors & Semiconductor
  Equipment...........................        0.9
Containers & Packaging................        0.9
Internet Software & Services..........        0.8
Communications Equipment..............        0.8
Consumer Finance......................        0.8
Biotechnology.........................        0.8
Distributors..........................        0.7
Gas Utilities.........................        0.7
Food & Staples Retailing..............        0.7
Aerospace & Defense...................        0.7
Diversified Financial Services........        0.6
Diversified Consumer Services.........        0.6
Marine................................        0.6
Energy Equipment & Services...........        0.5
Airlines..............................        0.5
Automobiles...........................        0.3
Electric Utilities....................        0.2
Independent Power Producers & Energy
  Traders.............................        0.2
Computers & Peripherals...............        0.2
Thrifts & Mortgage Finance............        0.2
Leisure Equipment & Products..........        0.2
Internet & Catalog Retail.............        0.2
Air Freight & Logistics...............        0.1
Short Term Investments................       17.5
Other Assets & Liabilities............      (16.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------             -----------   -------------
COMMON STOCKS -- 99.3%
AUSTRALIA -- 16.5%
Abacus Property Group......        1,937,242   $     290,389
Babcock & Brown Japan
  Property Trust (a).......        1,591,916         377,360
Bunnings Warehouse Property
  Trust....................          741,343         852,826
Centro Retail Group........        5,172,848         241,636
CFS Retail Property Trust
  (a)......................        4,249,005       5,539,698
Commonwealth Property
  Office Fund..............        5,053,265       4,157,300
Dexus Property Group (a)...       10,739,727       6,139,943
Goodman Group (a)..........        7,971,104       4,112,515
GPT Group..................       13,666,794       8,766,208
ING Industrial Fund (a)....        3,549,078         346,418
ING Office Fund (a)........        5,368,354       3,031,681
ING Real Estate Community
  Living Group.............        1,205,438          42,022
Macquarie CountryWide Trust
  (a)......................        4,337,809         635,107
Macquarie DDR Trust........        2,651,897         116,481
Macquarie Office Trust
  (a)......................        6,350,729       1,062,654
Tishman Speyer Office Fund
  (a)......................          999,604         121,962
Valad Property Group (a)...        5,072,469         187,436
Westfield Group (a)........        5,692,185      51,393,246
                                               -------------
TOTAL AUSTRALIA............                       87,414,882
                                               -------------
AUSTRIA -- 1.0%
Atrium European Real
  Estate, Ltd. (a)(b)......          678,798       2,434,392
CA Immobilien Anlagen AG
  (a)(b)...................          245,770       1,434,856
IMMOEAST AG (a)(b).........        1,183,925         757,028
Immofinanz Immobilien
  Anlagen AG (a)(b)........        1,313,505         894,660
                                               -------------
TOTAL AUSTRIA..............                        5,520,936
                                               -------------
BELGIUM -- 1.3%
Befimmo S.C.A. ............           33,188       3,081,681
Cofinimmo REIT (a).........           30,844       4,052,515
                                               -------------
TOTAL BELGIUM..............                        7,134,196
                                               -------------
CANADA -- 7.4%
Artis REIT.................           49,827         297,065
Boardwalk REIT.............           76,236       1,578,446
Brookfield Asset
  Management, Inc. (Class
  A) (a)...................        1,623,679      24,397,931
Calloway REIT..............          119,954       1,102,858
Canadian Apartment
  Properties REIT (a)......          101,843       1,298,509
Canadian REIT..............           92,704       1,694,880
Chartwell Seniors Housing
  REIT.....................          150,900         660,073
Extendicare REIT (a).......          100,431         475,918
First Capital Realty, Inc.
  (a)......................          104,497       1,605,758
H&R REIT...................          223,335       1,347,789
Primaris Retail REIT.......           94,751         821,252
RioCan REIT................          335,803       3,715,730
                                               -------------
TOTAL CANADA...............                       38,996,209
                                               -------------
CHINA -- 10.8%
Champion REIT..............        5,223,000       1,401,750
GZI REIT...................        2,266,000         523,359
Hang Lung Group, Ltd. .....        2,622,808       7,935,904
Hang Lung Properties,
  Ltd. ....................        5,728,755      12,447,709
Hong Kong Land Holdings,
  Ltd. (a).................        3,830,000       9,498,400
Hysan Development Co.,
  Ltd. ....................        1,886,185       3,047,023
Kerry Properties, Ltd. ....        1,913,670       5,098,873
Prosperity REIT............        3,467,000         402,609
The Link REIT..............        6,688,426      11,046,406
Wheelock & Co., Ltd. ......        2,589,545       5,680,146
                                               -------------
TOTAL CHINA................                       57,082,179
                                               -------------
FRANCE -- 10.6%
Fonciere des Regions (a)...           61,585       4,194,703
Gecina SA..................           65,054       4,488,859
Klepierre..................          256,397       6,237,078
Societe Immobiliere de
  Location pour l'Industrie
  et le Commerce (a).......           33,149       3,066,079
Unibail-Rodamco (a)........          256,037      37,903,779
                                               -------------
TOTAL FRANCE...............                       55,890,498
                                               -------------
GERMANY -- 0.4%
IVG Immobilien AG (a)......          250,598       1,992,525
                                               -------------
ITALY -- 0.2%
Beni Stabili SpA (a).......        1,320,179         908,381
                                               -------------
JAPAN -- 26.4%
Aeon Mall Co., Ltd. (a)....          249,140       4,702,466
Creed Office Investment
  Corp. (a)................              417         427,810
DA Office Investment
  Corp. ...................              643       1,363,316
Daibiru Corp. (a)..........          179,300       1,879,040
Frontier Real Estate
  Investment Corp. (a).....              430       2,348,042
Fukuoka REIT Corp. ........              262       1,043,376
Global One REIT Co.,
  Ltd. ....................              300       2,472,146
Hankyu REIT, Inc. (a)......              268       1,238,742
Heiwa Real Estate Co., Ltd.
  (a)......................          465,000       1,179,813
Japan Excellent, Inc. .....              440       1,868,726
Japan Hotel and Resort,
  Inc. ....................              262         340,759
Japan Prime Realty
  Investment Corp. ........            1,833       4,250,376
Japan Real Estate
  Investment Corp. ........            1,387      12,179,283
Japan Retail Fund
  Investment Corp. ........            1,212       5,147,490
Kenedix Realty Investment
  Corp. ...................              627       1,713,270
Mitsui Fudosan Co., Ltd. ..        2,750,000      44,321,566
Mori Hills REIT Investment
  Corp. ...................              342       1,130,694
Mori Trust Sogo REIT, Inc.
  (a)......................              349       2,856,680
Nippon Building Fund,
  Inc. ....................            1,687      18,200,618
Nippon Commercial
  Investment Corp. (a).....              805         839,189
Nippon Residential
  Investment Corp. (a).....              776         710,513
Nomura Real Estate Office
  Fund, Inc. ..............              953       6,076,492
NTT Urban Development Corp.
  (a)......................            3,400       3,563,155
Orix JREIT, Inc. ..........              782       3,640,419
Premier Investment Co.
  (a)......................              411       1,274,485
Shoei Co., Ltd. ...........          114,090       1,156,632
TOC Co., Ltd. (a)..........          323,000       1,639,051
Tokyu Land Corp. (a).......        1,433,000       5,295,698
Tokyu REIT, Inc. (a).......              494       3,008,141
Top REIT, Inc. ............              488       1,738,820
United Urban Investment
  Corp. ...................              627       2,427,766
                                               -------------
TOTAL JAPAN................                      140,034,574
                                               -------------

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------             -----------   -------------
NETHERLANDS -- 2.9%
Corio NV (a)...............          210,471   $   9,622,464
Eurocommercial Properties
  NV (a)...................           97,724       3,260,194
VastNed Retail NV..........           52,901       2,647,260
                                               -------------
TOTAL NETHERLANDS..........                       15,529,918
                                               -------------
NEW ZEALAND -- 0.8%
AMP NZ Office Trust (a)....        1,664,349         972,645
Goodman Property Trust
  (a)......................        2,098,782       1,165,202
ING Property Trust.........        1,700,157         655,757
Kiwi Income Property Trust
  (a)......................        2,359,542       1,392,705
                                               -------------
TOTAL NEW ZEALAND..........                        4,186,309
                                               -------------
SINGAPORE -- 5.1%
Allco Commercial REIT......        1,878,000         306,320
Ascendas REIT (a)..........        3,030,000       2,881,208
Cambridge Industrial
  Trust....................        2,186,074         417,262
CapitaCommercial Trust
  (a)......................        2,482,000       1,541,829
CapitaLand, Ltd. (a).......        5,220,000      11,267,881
CapitaMall Trust (a).......        3,311,000       3,653,993
Guocoland, Ltd. (a)........          575,000         454,971
Macquarie Prime REIT.......        2,150,000         775,985
Mapletree Logistics Trust..        4,126,000       1,002,325
Singapore Land, Ltd. (a)...          408,000         996,814
Suntec REIT (a)............        4,541,000       2,237,800
United Industrial Corp.,
  Ltd. ....................        2,125,000       1,548,672
                                               -------------
TOTAL SINGAPORE............                       27,085,060
                                               -------------
SOUTH AFRICA -- 0.7%
Capital Property Fund......          916,650         589,948
Fountainhead Property
  Trust....................        3,117,163       1,925,257
SA Corporate Real Estate
  Fund.....................        2,529,528         711,387
Sycom Property Fund........          311,098         634,983
                                               -------------
TOTAL SOUTH AFRICA.........                        3,861,575
                                               -------------
SPAIN -- 0.0% (c)
Martinsa-Fadesa SA(b)
  (d)(e)...................           35,998              --
                                               -------------
SWEDEN -- 1.6%
Castellum AB (a)...........          502,209       3,858,041
Fabege AB (a)..............          394,248       1,495,639
Kungsleden AB (a)..........          427,187       2,917,077
                                               -------------
TOTAL SWEDEN...............                        8,270,757
                                               -------------
SWITZERLAND -- 1.9%
PSP Swiss Property AG
  (a)(b)...................          132,044       6,537,999
Swiss Prime Site AG (a)....           72,326       3,452,023
                                               -------------
TOTAL SWITZERLAND..........                        9,990,022
                                               -------------
UNITED KINGDOM -- 11.7%
Big Yellow Group PLC (a)...          265,806         912,413
British Land Co. PLC.......        1,635,120      12,953,429
Brixton PLC................          765,358       1,452,520
Capital & Regional PLC.....          210,855         142,484
Derwent London PLC (a).....          295,131       3,076,354
Grainger PLC (a)...........          405,810         789,121
Great Portland Estates PLC
  (a)......................          566,522       2,117,745
Hammerson PLC (a)..........          908,765       6,990,188
Land Securities Group PLC
  (a)......................        1,474,211      19,521,033
Liberty International PLC
  (a)......................          875,325       6,015,625
Minerva PLC (b)............          505,138          98,045
Quintain Estates &
  Development PLC (a)......          406,718         214,899
Segro PLC (a)..............        1,366,668       4,853,371
Shaftesbury PLC (a)........          423,622       2,201,762
Workspace Group PLC........          545,577         484,369
                                               -------------
TOTAL UNITED KINGDOM.......                       61,823,358
                                               -------------
TOTAL COMMON STOCKS --
  (Cost $1,178,714,013)....                      525,721,379
                                               -------------
RIGHTS -- 0.0% (c)
AUSTRALIA -- 0.0% (c)
ING Office Fund
  (expiring 01/08/09) (b)..        1,413,834           9,858
Macquarie Office Trust
  (expiring 01/12/09) (b)..        6,661,656         185,780
                                               -------------
TOTAL RIGHTS --
  (Cost $0)................                          195,638
                                               -------------
SHORT TERM INVESTMENTS -- 23.9%
UNITED STATES -- 23.9%
MONEY MARKET FUNDS -- 23.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g).........      122,100,591     122,100,591
STIC Prime Portfolio.......        4,647,693       4,647,693
                                               -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $126,748,284)......                      126,748,284
                                               -------------
TOTAL INVESTMENTS -- 123.2%
  (Cost $1,305,462,297)....                      652,665,301
OTHER ASSETS AND
  LIABILITIES -- (23.2)%...                     (123,047,782)
                                               -------------
NET ASSETS -- 100.0%.......                    $ 529,617,519
                                               =============




  (a) Security, or portion thereof, was on loan at December 31, 2008.
  (b) Non-income producing security.
  (c) Amount represents less than 0.05% of net assets.
  (d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
  (e) Company has filed for civil rehabilitation (insolvency).
  (f) Affiliated Fund managed by SSgA Funds Management, Inc.
  (g) Investments of cash collateral for securities loaned.
   REIT = Real Estate Investment Trust

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Retail REIT's.........................       34.7%
Real Estate Management & Development..       33.2
Office REIT's.........................       15.1
Diversified REIT's....................       12.0
Industrial REIT's.....................        3.1
Residential REIT's....................        0.7
Specialized REIT's....................        0.5
Short Term Investments................       23.9
Other Assets & Liabilities............      (23.2)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.6%
AUSTRALIA -- 1.1%
AGL Energy, Ltd. ...........          27,025   $    287,526
Macquarie Infrastructure
  Group (a).................         151,887        181,081
Transurban Group (a)........          76,035        286,263
                                               ------------
TOTAL AUSTRALIA.............                        754,870
                                               ------------
BRAZIL -- 0.6%
Centrais Eletricas
  Brasileiras SA ADR........          17,899        198,717
Companhia Energetica de
  Minas Gerais ADR (a)......          17,607        241,920
                                               ------------
TOTAL BRAZIL................                        440,637
                                               ------------
CANADA -- 3.2%
Enbridge, Inc. (a)..........          23,183        742,908
Fortis, Inc. ...............           9,781        194,828
TransAlta Corp. ............          12,400        244,083
TransCanada Corp. ..........          38,193      1,026,214
                                               ------------
TOTAL CANADA................                      2,208,033
                                               ------------
CHINA -- 2.9%
China Merchants Holdings
  International Co., Ltd. ..          78,358        151,454
CLP Holdings, Ltd. .........         113,500        770,316
Hong Kong & China Gas Co.,
  Ltd. .....................         312,320        471,490
HongKong Electric Holdings,
  Ltd. .....................         100,000        561,276
                                               ------------
TOTAL CHINA.................                      1,954,536
                                               ------------
FINLAND -- 0.9%
Fortum Oyj..................          27,843        589,449
                                               ------------
FRANCE -- 10.1%
Electricite de France (a)...          16,058        926,338
GDF Suez (a)................         103,026      5,058,936
Veolia Environnement (a)....          29,254        902,752
                                               ------------
TOTAL FRANCE................                      6,888,026
                                               ------------
GERMANY -- 10.1%
E.ON AG.....................         118,770      4,695,334
RWE AG......................          24,596      2,177,881
                                               ------------
TOTAL GERMANY...............                      6,873,215
                                               ------------
ITALY -- 4.6%
A2A SpA.....................          97,274        171,859
Atlantia SpA................          26,796        487,946
Enel SpA....................         288,902      1,816,182
Snam Rete Gas SpA...........          60,980        335,670
Terna -- Rete Elettrica
  Nationale SpA.............          93,506        303,498
                                               ------------
TOTAL ITALY.................                      3,115,155
                                               ------------
JAPAN -- 12.7%
Chubu Electric Power Co.,
  Inc. .....................          36,700      1,107,275
Electric Power Development
  Co., Ltd. ................          10,400        402,692
Hokkaido Electric Power Co.,
  Inc. (a)..................          10,100        253,475
Hokuriku Electric Power
  Co. ......................          10,300        289,741
Kyushu Electric Power Co.,
  Inc. (a)..................          22,200        585,306
Osaka Gas Co., Ltd. (a).....         101,000        461,268
Shikoku Electric Power Co.,
  Inc. (a)..................          11,400        381,048
The Chugoku Electric Power
  Co., Inc. ................          17,400        454,914
The Kansai Electric Power
  Co., Inc. ................          45,200      1,296,415
The Tokyo Electric Power
  Co., Inc. ................          63,600      2,104,799
Tohoku Electric Power Co.,
  Inc. .....................          23,600        633,933
Tokyo Gas Co., Ltd. ........         129,000        647,490
                                               ------------
TOTAL JAPAN.................                      8,618,356
                                               ------------
PORTUGAL -- 1.3%
Brisa-Auto Estradas de
  Portugal SA (a)...........          28,192        209,697
EDP -- Energias de Portugal
  SA........................         171,500        642,470
                                               ------------
TOTAL PORTUGAL..............                        852,167
                                               ------------
SOUTH KOREA -- 0.5%
Korea Electric Power Corp.
  ADR (a)...................          31,481        365,494
                                               ------------
SPAIN -- 6.7%
Abertis Infraestructuras
  SA........................          20,929        366,563
Enagas......................          11,148        241,122
Gas Natural SDG SA (a)......          13,979        374,834
Iberdrola SA................         312,926      2,844,786
Union Fenosa SA.............          28,590        704,617
                                               ------------
TOTAL SPAIN.................                      4,531,922
                                               ------------
UNITED KINGDOM -- 8.4%
British Energy Group PLC....          66,987        744,962
Centrica PLC................         319,229      1,220,865
Drax Group PLC..............          21,965        177,165
International Power PLC.....          94,763        327,330
National Grid PLC...........         153,310      1,507,683
Pennon Group PLC (a)........          22,426        160,490
Scottish & Southern Energy
  PLC.......................          54,489        953,417
Severn Trent PLC............          14,672        252,714
United Utilities Group PLC..          42,141        379,585
                                               ------------
TOTAL UNITED KINGDOM........                      5,724,211
                                               ------------
UNITED STATES -- 36.5%
Allegheny Energy, Inc. (a)..          10,443        353,600
Alliant Energy Corp. (a)....           7,095        207,032
Ameren Corp. (a)............          13,130        436,704
American Electric Power Co.,
  Inc. (a)..................          25,127        836,227
American Tower Corp. (Class
  A) (a)(b).................          24,745        725,523
Aqua America, Inc. (a)......           8,392        172,791
CenterPoint Energy, Inc.
  (a).......................          21,289        268,667
Consolidated Edison, Inc.
  (a).......................          17,091        665,353
Constellation Energy Group,
  Inc. (a)..................          11,095        278,374
Crown Castle International
  Corp. (a)(b)..............          13,690        240,670
Dominion Resources, Inc.
  (a).......................          36,364      1,303,286
DTE Energy Co. (a)..........          10,203        363,941
Duke Energy Corp. (a).......          78,486      1,178,075
Edison International (a)....          20,402        655,312
El Paso Corp. (a)...........          43,609        341,459
Energen Corp. (a)...........           4,595        134,771
Entergy Corp. ..............          11,858        985,756
Equitable Resources, Inc.
  (a).......................           8,124        272,560
Exelon Corp. (a)............          41,351      2,299,529
FirstEnergy Corp. ..........          19,043        925,109
FPL Group, Inc. (a).........          25,615      1,289,203
Integrys Energy Group, Inc.
  (a).......................           4,898        210,516
Kinder Morgan Management,
  LLC (a)...................           4,746        189,745
Mirant Corp. (a)(b).........          12,001        226,459
National Fuel Gas Co. (a)...           4,946        154,958
NiSource, Inc. .............          17,586        192,918
Northeast Utilities (a).....           9,658        232,372
NRG Energy, Inc. (a)(b).....          14,556        339,592
NSTAR (a)...................           6,604        240,980

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
ONEOK, Inc. ................           6,697   $    195,017
Pepco Holdings, Inc. (a)....          13,453        238,925
PG&E Corp. (a)..............          22,592        874,536
Pinnacle West Capital Corp.
  (a).......................           6,433        206,692
PPL Corp. (a)...............          23,284        714,586
Progress Energy, Inc. (a)...          16,322        650,432
Public Service Enterprise
  Group, Inc. ..............          31,839        928,744
Puget Energy, Inc. .........           8,060        219,796
Reliant Energy, Inc. (b)....          22,242        128,559
SCANA Corp. (a).............           7,318        260,521
Sempra Energy (a)...........          15,265        650,747
Spectra Energy Corp. (a)....          38,419        604,715
The AES Corp. (a)(b)........          41,256        339,949
The Southern Co. (a)........          48,018      1,776,666
The Williams Cos., Inc.
  (a).......................          36,038        521,830
Wisconsin Energy Corp. (a)..           7,333        307,839
Xcel Energy, Inc. (a).......          28,075        520,791
                                               ------------
TOTAL UNITED STATES.........                     24,861,827
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $94,050,166)........                     67,777,898
                                               ------------
SHORT TERM INVESTMENTS -- 24.6%
UNITED STATES -- 24.6%
MONEY MARKET FUNDS -- 24.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      14,107,258     14,107,258
STIC Prime Portfolio........       2,613,492      2,613,492
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $16,720,750)........                     16,720,750
                                               ------------
TOTAL INVESTMENTS -- 124.2%
  (Cost $110,770,916).......                     84,498,648
OTHER ASSETS AND
  LIABILITIES -- (24.2)%....                    (16,452,952)
                                               ------------
NET ASSETS -- 100.0%........                   $ 68,045,696
                                               ============




  (a) Security, or portion thereof, was on loan at December 31, 2008.
  (b) Non-income producing security.
  (c) Affiliated Fund managed by SSgA Funds Management, Inc.
  (d) Investments of cash collateral for securities loaned.
   ADR = American Depositary Receipt

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Electric Utilities....................       52.9%
Multi-Utilities.......................       28.5
Oil, Gas & Consumable Fuels...........        5.0
Gas Utilities.........................        4.8
Independent Power Producers & Energy
  Traders.............................        3.6
Transportation Infrastructure.........        2.5
Wireless Telecommunication Services...        1.4
Water Utilities.......................        0.9
Short Term Investments................       24.6
Other Assets & Liabilities............      (24.2)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 98.6%
ARGENTINA -- 0.1%
Tenaris SA ADR (a)..........           9,604   $    201,492
                                               ------------
AUSTRALIA -- 4.6%
Alumina, Ltd. (a)...........          73,796         71,516
Amcor, Ltd. ................          61,388        248,238
AMP, Ltd. (a)...............          62,400        235,798
Australia & New Zealand
  Banking Group, Ltd. ......          43,801        466,927
BHP Billiton, Ltd. (a)......          96,348      2,044,771
BlueScope Steel, Ltd. ......          40,004         97,618
Boral, Ltd. (a).............          50,712        163,347
Brambles, Ltd. .............          50,945        263,550
CFS Retail Property Trust
  (a).......................         305,198        397,906
Coca-Cola Amatil, Ltd. .....          67,046        429,582
Commonwealth Bank of
  Australia (a).............          33,821        681,453
CSL, Ltd. ..................          20,095        472,145
Fortescue Metals Group, Ltd.
  (a)(b)....................          31,412         42,268
Foster's Group, Ltd. .......          81,039        310,752
Insurance Australia Group,
  Ltd. .....................          75,394        204,477
Lend Lease Corp., Ltd. .....          24,225        121,607
Macquarie Group, Ltd. ......           8,690        174,550
Macquarie Infrastructure
  Group (a).................         133,249        158,861
National Australia Bank,
  Ltd. .....................          42,406        617,032
Newcrest Mining, Ltd. ......          14,457        341,591
Origin Energy, Ltd. ........          58,700        659,721
OZ Minerals, Ltd. (a)(c)....          41,017         15,728
Perpetual, Ltd. (a).........           5,771        149,233
Qantas Airways, Ltd. .......          68,584        125,758
QBE Insurance Group, Ltd.
  (a).......................          23,842        429,034
Rio Tinto, Ltd. (a).........           9,382        248,563
Santos, Ltd. ...............          44,971        466,230
Sonic Healthcare, Ltd. .....          25,790        261,800
Suncorp-Metway, Ltd. .......          28,798        168,655
Toll Holdings, Ltd. ........          33,327        143,363
Transurban Group (a)........          56,740        213,619
Wesfarmers, Ltd. (a)........          20,523        257,561
Wesfarmers, Ltd. PPS........           2,827         35,478
Westfield Group (a).........          39,856        359,849
Westpac Banking Corp. (a)...          47,783        565,344
Woodside Petroleum, Ltd. ...          17,965        459,677
Woolworths, Ltd. ...........          35,182        654,185
                                               ------------
TOTAL AUSTRALIA.............                     12,757,787
                                               ------------
AUSTRIA -- 0.3%
Erste Bank der
  Oesterreichischen
  Sparkassen AG (a).........           6,121        137,837
OMV AG......................           7,062        183,765
Raiffeisen International
  Bank-Holding AG (a).......           4,106        110,156
Telekom Austria AG..........          14,443        206,788
Wienerberger AG (a).........           5,549         91,789
                                               ------------
TOTAL AUSTRIA...............                        730,335
                                               ------------
BELGIUM -- 0.4%
Anheuser-Busch InBev NV
  (a).......................           8,696             48
Delhaize Group..............           3,184        195,626
Dexia SA (a)................          20,183         89,777
InBev NV....................          17,459        402,378
KBC Groep NV................           5,409        161,278
Solvay SA (a)...............           2,821        208,026
UCB SA......................           4,755        154,006
                                               ------------
TOTAL BELGIUM...............                      1,211,139
                                               ------------
BRAZIL -- 2.0%
Banco Bradesco Preference
  Shares SA ADR (a).........          54,593        538,833
Banco Itau Holding
  Financeira SA Preference
  Shares ADR (a)............          49,686        576,358
Companhia de Bebidas das
  Americas Preference Shares
  ADR (a)...................           7,620        337,642
Companhia Energetica de
  Minas Gerais ADR (a)......          18,034        247,787
Companhia Siderurgica
  Nacional SA ADR (a).......          21,199        271,559
Companhia Vale do Rio Doce
  Preference Shares ADR
  (a).......................         102,114      1,087,514
Gerdau SA ADR (a)...........          47,601        314,167
Petroleo Brasileiro SA ADR
  Preference Shares (a).....          77,906      1,590,062
Tele Norte Leste
  Participacoes SA ADR......           8,646        120,352
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR........           7,205        465,587
                                               ------------
TOTAL BRAZIL................                      5,549,861
                                               ------------
CANADA -- 6.6%
Agrium, Inc. ...............           8,488        285,134
Bank of Montreal............          17,462        442,031
Bank of Nova Scotia.........          26,086        703,868
Barrick Gold Corp. .........          27,919      1,011,145
Brookfield Asset Management,
  Inc. (Class A) (a)........          17,655        265,290
Brookfield Properties Corp.
  (a).......................          14,378        108,315
Cameco Corp. ...............          11,813        201,429
Canadian Imperial Bank of
  Commerce..................          10,712        443,318
Canadian National Railway
  Co. (a)...................          16,304        591,408
Canadian Natural Resources,
  Ltd. (a)..................          16,304        643,840
Canadian Pacific Railway,
  Ltd. .....................           7,044        233,830
Canadian Tire Corp., Ltd.
  (Class A) (a).............           5,586        183,830
Enbridge, Inc. (a)..........          14,416        461,966
EnCana Corp. ...............          23,716      1,094,259
Enerplus Resources Fund.....           9,271        179,938
Gildan Activewear, Inc.
  (a)(b)....................          10,210        117,359
Goldcorp, Inc. .............          22,349        695,000
Husky Energy, Inc. (a)......          11,941        298,598
IGM Financial, Inc. (a).....           9,983        286,673
Imperial Oil, Ltd. (a)......          13,390        444,598
Loblaw Co., Ltd. (a)........           9,519        269,647
Magna International, Inc.
  (Class A).................           5,096        151,704
Manulife Financial Corp. ...          42,066        708,767
MDS, Inc. (b)...............          16,829        102,923
National Bank of Canada.....           9,085        230,345
Nexen, Inc. ................          11,588        201,347
Onex Corp. .................          16,056        236,581
Penn West Energy Trust......          12,695        139,547
Petro-Canada................          16,495        357,024
Potash Corp. of
  Saskatchewan, Inc. .......          10,113        733,510
Research In Motion, Ltd.
  (b).......................          14,916        598,090
Rogers Communications, Inc.
  (Class B).................          14,230        421,771
Royal Bank of Canada (a)....          34,279      1,002,407
Shaw Communications, Inc.
  (a).......................          15,246        266,882
Shoppers Drug Mart Corp.
  (a).......................           9,661        376,032
SNC-Lavalin Group, Inc.
  (a).......................          13,145        422,620
Sun Life Financial, Inc. ...          16,933        390,097

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Suncor Energy, Inc. ........          27,284   $    524,242
Talisman Energy, Inc. ......          37,325        368,261
Teck Cominco, Ltd. (Class
  B)........................          14,122         68,865
TELUS Corp. (Non-Voting)....           7,630        215,704
Thomson Reuters Corp. (a)...          11,494        331,459
TMX Group, Inc. (a).........           7,315        149,263
Toronto-Dominion Bank (a)...          21,329        750,705
TransAlta Corp. ............          18,226        358,762
TransCanada Corp. ..........          17,310        465,105
                                               ------------
TOTAL CANADA................                     18,533,488
                                               ------------
CHILE -- 0.3%
Empresa Nacional de
  Electricidad SA ADR.......          15,166        507,909
Enersis SA ADR..............          26,264        334,604
                                               ------------
TOTAL CHILE.................                        842,513
                                               ------------
CHINA -- 4.2%
Bank of China, Ltd. ........         938,000        256,582
Bank of Communications Co.,
  Ltd. .....................         304,000        219,267
Bank of East Asia, Ltd. ....         182,924        382,360
Cheung Kong Holdings,
  Ltd. .....................          60,000        567,469
China Construction Bank
  Corp. ....................         786,000        431,021
China COSCO Holdings Co.,
  Ltd. .....................         151,000        105,015
China Life Insurance Co.,
  Ltd. .....................         242,000        735,349
China Merchants Holdings
  International Co., Ltd. ..         122,745        237,249
China Mobile, Ltd. .........         125,500      1,259,826
China Petroleum & Chemical
  Corp. ....................         604,000        365,508
China Resources Enterprise..         120,000        209,336
China Telecom Corp., Ltd. ..         604,000        225,228
Citic Pacific, Ltd. ........         124,000        134,077
CNOOC, Ltd. ................         484,000        452,138
COSCO Pacific, Ltd. ........         136,000        138,804
Esprit Holdings, Ltd. ......          39,300        222,610
Guangzhou R&F Properties
  Co., Ltd. ................         196,000        216,227
Hang Lung Properties,
  Ltd. .....................         121,000        262,914
Henderson Land Development
  Co., Ltd. ................          59,000        218,485
Hong Kong & China Gas Co.,
  Ltd. .....................         294,420        444,468
Hong Kong Exchanges and
  Clearing, Ltd. ...........          46,000        436,840
Huaneng Power International,
  Inc. .....................         364,000        263,013
Hutchison Whampoa, Ltd. ....          60,000        300,766
Industrial & Commercial Bank
  of China..................       1,240,000        652,783
Li & Fung, Ltd. ............         120,000        205,620
Mongolia Energy Co., Ltd.
  (b).......................         141,000         43,299
New World Development Co.,
  Ltd. .....................         367,025        372,225
PCCW, Ltd. .................         434,000        207,195
PetroChina Co., Ltd. .......         604,000        529,168
Ping An Insurance Group Co.
  of China, Ltd. ...........          60,500        292,734
Shangri-La Asia, Ltd. ......         146,000        167,849
Sun Hung Kai Properties,
  Ltd. .....................          60,000        500,116
Swire Pacific, Ltd. ........          60,500        416,463
The Link REIT...............         154,900        255,828
Zijin Mining Group Co.,
  Ltd. .....................         240,000        145,545
                                               ------------
TOTAL CHINA.................                     11,873,377
                                               ------------
DENMARK -- 0.7%
A P Moller -- Maersk A/S....              60        314,867
Danisco A/S.................           4,496        180,104
Danske Bank A/S.............          11,494        111,620
DSV A/S (a).................          15,876        167,517
Novo Nordisk A/S (Class B)..          15,871        803,235
Vestas Wind Systems A/S
  (b).......................           6,605        374,369
                                               ------------
TOTAL DENMARK...............                      1,951,712
                                               ------------
FINLAND -- 1.2%
Elisa Oyj...................          10,157        173,660
Fortum Oyj..................          15,131        320,330
Kesko Oyj (Class B) (a).....           6,107        151,105
Kone Oyj (Class B)..........          11,188        241,520
Metso Oyj...................           6,681         79,125
Neste Oil Oyj (a)...........           9,710        142,802
Nokia Oyj...................          93,844      1,447,970
Outokumpu Oyj...............           8,494         97,763
Sampo Oyj (Class A).........          16,163        297,468
Stora Enso Oyj (a)..........          24,234        185,949
UPM-Kymmene Oyj.............          11,813        147,786
Wartsila Oyj (Class B) (a)..           4,596        134,226
YIT Oyj (a).................          11,465         72,991
                                               ------------
TOTAL FINLAND...............                      3,492,695
                                               ------------
FRANCE -- 7.7%
Accor SA (a)................           6,940        338,704
Air France-KLM (a)..........           6,681         85,161
Air Liquide SA (a)..........           7,575        689,164
Alcatel-Lucent (b)..........          66,898        142,556
Alstom SA...................           6,497        379,128
AXA.........................          31,079        684,525
BNP Paribas SA..............          22,127        930,418
Bouygues SA.................           6,940        291,338
Cap Gemini SA...............           4,784        182,875
Carrefour SA (a)............          17,204        658,124
Cie de Saint-Gobain (a).....           9,112        425,519
Cie Generale des
  Etablissements Michelin
  (a).......................           4,907        256,264
Credit Agricole SA..........          21,138        235,063
Essilor International SA
  (a).......................          10,083        470,513
France Telecom SA...........          48,602      1,348,481
GDF Suez (a)................          27,075      1,329,477
Groupe Danone (a)...........          13,392        803,819
Hermes International (a)....           2,942        408,952
L'Oreal SA (a)..............           8,227        712,459
Lafarge SA (a)..............           4,364        262,969
Lagardere SCA (a)...........           5,531        222,963
LVMH Moet Hennessy Louis
  Vuitton SA (a)............           6,694        444,499
Neopost SA (a)..............           2,518        226,914
Pernod -- Ricard SA (a).....           5,560        409,388
PPR (a).....................           2,099        135,965
PSA Peugeot Citroen (a).....           6,121        103,378
Publicis Groupe (a).........           7,265        185,766
Renault SA (a)..............           5,592        144,192
Sanofi-Aventis..............          28,020      1,768,293
Schneider Electric SA.......           7,496        552,250
Societe Generale............          13,840        692,578
Sodexo (a)..................           4,304        236,768
Technip SA..................           4,480        135,820
Total SA....................          57,823      3,127,462
Unibail-Rodamco.............           1,974        292,231
Valeo SA (a)................           6,245         92,147
Vallourec SA (a)............           1,356        152,677
Veolia Environnement (a)....           8,907        274,862
Vinci SA (a)................          13,554        565,222
Vivendi.....................          33,165      1,072,539
                                               ------------
TOTAL FRANCE................                     21,471,423
                                               ------------

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
GERMANY -- 6.4%
Adidas AG...................           9,535   $    359,717
Allianz SE..................          12,052      1,256,466
BASF SE.....................          26,186      1,009,367
Bayer AG (a)................          20,808      1,201,798
Commerzbank AG (a)..........          18,922        174,649
Daimler AG..................          26,112        969,129
Deutsche Bank AG............          14,504        561,088
Deutsche Boerse AG..........           7,361        519,793
Deutsche Lufthansa AG.......          11,353        176,592
Deutsche Post AG............          23,289        385,561
Deutsche Telekom AG.........          81,161      1,212,791
E.ON AG.....................          51,248      2,025,987
Fresenius Medical Care AG &
  Co. KGaA (a)..............           7,025        325,275
Hypo Real Estate Holding AG
  (a).......................          16,912         71,701
Infineon Technologies AG
  (a)(b)....................          25,966         34,650
Linde AG....................           4,000        332,778
MAN AG......................           4,420        237,896
Merck KGaA..................           2,438        218,621
Metro AG....................           5,592        222,079
Muenchener
  Rueckversicherungs-
  Gesellschaft AG...........           5,967        920,681
Porsche Automobil Holding
  SE........................           3,040        231,782
RWE AG......................          13,390      1,185,633
Salzgitter AG...............           1,851        141,514
SAP AG (a)..................          25,495        894,488
Siemens AG..................          23,229      1,701,008
ThyssenKrupp AG.............          11,115        292,940
TUI AG......................          11,437        127,899
Volkswagen AG...............           3,215      1,117,252
                                               ------------
TOTAL GERMANY...............                     17,909,135
                                               ------------
GREECE -- 0.3%
Hellenic Telecommunications
  Organization SA ADR (a)...          36,679        304,803
National Bank of Greece SA
  ADR (a)...................         163,761        623,929
                                               ------------
TOTAL GREECE................                        928,732
                                               ------------
HUNGARY -- 0.3%
MOL Hungarian Oil and Gas
  NyRt (a)..................           3,809        196,553
Richter Gedeon NyRt.........           3,560        528,593
                                               ------------
TOTAL HUNGARY...............                        725,146
                                               ------------
INDIA -- 1.2%
Dr. Reddy's Laboratories,
  Ltd. ADR (a)..............          24,093        236,111
HDFC Bank, Ltd. ADR (a).....           6,326        451,550
ICICI Bank, Ltd. ADR (a)....          28,849        555,343
Infosys Technologies, Ltd.
  ADR (a)...................          21,522        528,796
Reliance Industries, Ltd.
  GDR (d)...................          10,959        563,293
Satyam Computer Services,
  Ltd. ADR (a)..............          56,063        506,809
Tata Motors, Ltd. ADR (a)...         113,208        503,776
                                               ------------
TOTAL INDIA.................                      3,345,678
                                               ------------
INDONESIA -- 0.3%
PT Astra International Tbk..         265,500        256,975
PT Bank Rakyat Indonesia....         848,050        355,947
PT Telekomunikasi Indonesia
  Tbk.......................         332,500        210,482
                                               ------------
TOTAL INDONESIA.............                        823,404
                                               ------------
IRELAND -- 0.3%
Allied Irish Banks PLC (b)..          28,001         67,375
Allied Irish Banks PLC (b)..           6,947         16,803
Bank of Ireland.............          62,126         72,023
CRH PLC.....................          16,671        413,647
Elan Corp. PLC (b)..........           8,222         48,116
Elan Corp. PLC (b)..........           6,407         37,094
Irish Life & Permanent PLC
  (b).......................          22,713         49,568
Irish Life & Permanent PLC
  (b).......................          15,662         34,289
The Governor & Co. of the
  Bank of Ireland...........          50,713         59,920
                                               ------------
TOTAL IRELAND...............                        798,835
                                               ------------
ISRAEL -- 0.5%
Bank Hapoalim BM (b)........          93,918        201,413
Bank Leumi Le-Israel BM.....         109,832        229,725
Teva Pharmaceutical
  Industries, Ltd. ADR (a)..          24,460      1,041,262
                                               ------------
TOTAL ISRAEL................                      1,472,400
                                               ------------
ITALY -- 2.7%
Assicurazioni Generali SpA..          27,646        748,987
Atlantia SpA................          17,954        326,936
Banca Monte dei Paschi di
  Siena SpA (a).............          90,817        192,642
Banca Popolare di Milano
  Scarl (a).................          23,098        134,289
Enel SpA....................         115,329        725,015
Eni SpA.....................          68,267      1,588,534
Fiat SpA....................          19,675        125,533
Finmeccanica SpA............          13,648        206,598
Intesa Sanpaolo SpA.........         226,463        798,792
Lottomatica SpA.............          18,196        445,163
Mediaset SpA................          34,838        196,249
Mediobanca SpA..............          18,740        187,947
Pirelli & C. SpA............         294,016        107,487
Saipem SpA..................          12,411        203,917
Seat Pagine Gialle SpA
  (a)(b)....................               2             --
Telecom Italia SpA..........         405,283        647,868
UniCredit SpA...............         239,134        580,052
Unione di Banche Italiane
  ScpA......................          28,964        414,290
                                               ------------
TOTAL ITALY.................                      7,630,299
                                               ------------
JAPAN -- 18.9%
Aeon Co., Ltd. (a)..........          18,100        178,105
Aisin Seiki Co., Ltd. ......           6,200         84,468
Asahi Breweries, Ltd. (a)...          18,100        307,291
Asahi Glass Co., Ltd. (a)...          60,000        333,591
Asahi Kasei Corp. (a).......          60,000        258,136
Astellas Pharma, Inc. ......          18,100        724,799
Bridgestone Corp. (a).......          18,100        264,961
Canon, Inc. (a).............          25,000        763,927
Central Japan Railway Co. ..              60        514,286
Chubu Electric Power Co.,
  Inc. .....................          24,600        742,206
Credit Saison Co., Ltd.
  (a).......................          19,700        264,478
Daiichi Sankyo Co., Ltd. ...          24,200        560,618
Daikin Industries, Ltd.
  (a).......................          16,900        431,589
Daiwa Securities Group, Inc.
  (a).......................          60,000        348,152
Denso Corp. ................          12,100        196,216
East Japan Railway Co. .....             111        843,673
Eisai Co., Ltd. (a).........           6,000        244,898
Electric Power Development
  Co., Ltd. ................           6,000        232,322
Elpida Memory, Inc. (a)(b)..           6,200         36,796
Fanuc, Ltd. (a).............           6,000        416,327
FUJIFILM Holdings Corp. ....          18,100        389,355
Fujitsu, Ltd. (a)...........          60,000        283,949
Hankyu Hanshin Holdings,
  Inc. (a)..................          60,000        342,195
Hitachi, Ltd. ..............         121,000        460,507

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Hokuhoku Financial Group,
  Inc. .....................         120,000   $    277,992
Honda Motor Co., Ltd. (a)...          42,300        889,397
Hoya Corp. (a)..............          12,100        205,693
Ibiden Co., Ltd. (a)........           6,000        120,331
Inpex Holdings, Inc. (a)....              60        461,997
Itochu Corp. ...............          60,000        293,216
Japan Real Estate Investment
  Corp. ....................              65        570,767
Japan Retail Fund Investment
  Corp. ....................             118        501,158
Japan Tobacco, Inc. ........             131        426,310
JFE Holdings, Inc. (a)......          18,100        466,227
JS Group Corp. .............          12,100        184,203
JSR Corp. (a)...............          12,400        136,106
Kajima Corp. (a)............          60,000        205,185
Kamigumi Co., Ltd. (a)......          60,000        528,185
Kawasaki Kisen Kaisha, Ltd.
  (a).......................          60,000        272,697
KDDI Corp. .................              68        476,338
Keihin Electric Express
  Railway Co., Ltd. (a).....         101,000        885,769
Kintetsu Corp. (a)..........         134,000        611,980
Kobe Steel, Ltd. ...........         121,000        216,238
Komatsu, Ltd. (a)...........          30,200        372,461
Konica Minolta Holdings,
  Inc. .....................          30,000        225,703
Kubota Corp. (a)............          60,000        419,636
Kyocera Corp. (a)...........           6,000        422,284
Makita Corp. (a)............           6,000        130,193
Marubeni Corp. .............          68,000        252,046
Marui Group Co., Ltd. ......          36,200        205,659
Matsushita Electric
  Industrial Co., Ltd. .....          60,000        736,680
Mitsubishi Chemical Holdings
  Corp. (a).................          60,500        262,289
Mitsubishi Corp. ...........          41,200        562,665
Mitsubishi Electric Corp. ..          60,000        365,361
Mitsubishi Estate Co.,
  Ltd. .....................          60,000        957,750
Mitsubishi Heavy Industries,
  Ltd. (a)..................         121,000        527,248
Mitsubishi Rayon Co., Ltd.
  (a).......................          67,000        198,081
Mitsubishi UFJ Financial
  Group, Inc. ..............         246,800      1,494,685
Mitsui & Co., Ltd. .........          62,000        616,238
Mitsui Chemicals, Inc. (a)..          60,000        217,099
Mitsui Mining & Smelting
  Co., Ltd. ................          60,000        123,773
Mitsui OSK Lines, Ltd. (a)..          60,000        358,742
Mitsui Sumitomo Insurance
  Group Holdings, Inc. .....          19,000        583,729
Mizuho Financial Group, Inc.
  (a).......................             249        707,858
Murata Manufacturing Co.,
  Ltd. (a)..................           6,000        230,998
NEC Corp. (a)...............          60,000        196,580
Nidec Corp. (a).............           6,000        227,689
Nintendo Co., Ltd. .........           2,000        744,622
Nippon Mining Holdings, Inc.
  (a).......................          30,000        125,097
Nippon Oil Corp. ...........          60,000        295,863
Nippon Steel Corp. (a)......         183,000        585,439
Nippon Telegraph & Telephone
  Corp. ....................             121        624,688
Nippon Yusen KK (a).........          60,000        360,728
Nissan Motor Co., Ltd. (a)..          60,400        213,216
Nitto Denko Corp. ..........           6,000        112,918
Nomura Holdings, Inc. ......          48,400        389,229
NTT Data Corp. (a)..........              60        236,955
NTT DoCoMo, Inc. ...........             484        941,838
Obayashi Corp. (a)..........          60,000        350,800
OMRON Corp. (a).............          12,100        160,043
ORIX Corp. (a)..............           2,420        133,213
Osaka Gas Co., Ltd. (a).....         121,000        552,609
Resona Holdings, Inc. (a)...             174        257,401
Rohm Co., Ltd. (a)..........           6,000        297,849
Secom Co., Ltd. (a).........           6,000        304,468
Seven & I Holdings Co., Ltd.
  (a).......................          24,200        814,231
Sharp Corp. (a).............          60,000        420,960
Shin-Etsu Chemical Co.,
  Ltd. .....................          12,100        543,265
Softbank Corp. (a)..........          25,400        449,158
Sompo Japan Insurance, Inc.
  (a).......................          60,000        426,917
Sony Corp. (a)..............          30,200        640,313
Sumitomo Chemical Co., Ltd.
  (a).......................          60,000        199,890
Sumitomo Corp. (a)..........          30,200        259,857
Sumitomo Electric
  Industries, Ltd. .........          24,200        182,067
Sumitomo Metal Industries,
  Ltd. .....................         121,000        289,653
Sumitomo Mitsui Financial
  Group, Inc. (a)...........             181        750,756
T&D Holdings, Inc. .........           6,050        246,939
Takeda Pharmaceutical Co.,
  Ltd. .....................          24,200      1,238,698
TDK Corp. (a)...............           6,000        215,113
Teijin, Ltd. (a)............          60,000        166,133
Terumo Corp. ...............          10,600        487,612
The 77 Bank, Ltd. ..........         167,000        891,649
The Bank of Yokohama, Ltd.
  (a).......................          67,000        385,074
The Chiba Bank, Ltd. .......          66,000        400,441
The Furukawa Electric Co.,
  Ltd. (a)..................          60,000        283,949
The Joyo Bank, Ltd. (a).....          70,000        391,506
The Kansai Electric Power
  Co., Inc. ................          19,100        547,821
The Shizuoka Bank, Ltd.
  (a).......................          69,000        782,482
The Sumitomo Trust & Banking
  Co., Ltd. ................          60,000        341,533
The Tokyo Electric Power
  Co., Inc. ................          30,200        999,448
Tokio Marine Holdings,
  Inc. .....................          18,100        515,146
Tokyo Electron, Ltd. .......           6,000        205,185
Tokyo Gas Co., Ltd. ........         103,000        516,988
Tokyu Corp. ................          60,000        297,187
Toppan Printing Co., Ltd.
  (a).......................          60,000        452,730
Toray Industries, Inc. (a)..          60,000        299,173
Toshiba Corp. (a)...........          60,000        242,250
Toyota Motor Corp. .........          77,100      2,470,772
Toyota Tsusho Corp. ........           7,200         75,058
West Japan Railway Co. .....             106        478,257
Yahoo! Japan Corp. (a)......             785        316,078
Yamada Denki Co., Ltd. .....           3,630        247,473
Yamaha Corp. (a)............          12,400        112,304
Yamaha Motor Co., Ltd. (a)..          12,100        124,404
                                               ------------
TOTAL JAPAN.................                     52,743,527
                                               ------------
LUXEMBOURG -- 0.2%
ArcelorMittal (a)...........          20,163        479,552
Reinet Investments SCA (b)..           1,387         13,496
                                               ------------
TOTAL LUXEMBOURG............                        493,048
                                               ------------
MEXICO -- 1.0%
America Movil SAB de CV
  (a).......................         556,150        853,391
Cemex SAB de CV.............         255,513        231,370
Fomento Economico Mexicano
  SAB de CV.................          57,846        172,930
Grupo Financiero Banorte SAB
  de CV (a).................         128,940        232,769
Grupo Modelo SAB de CV (a)..          73,553        233,696
Grupo Televisa SA de CV.....         114,007        336,707
Telefonos de Mexico SA de CV
  (a).......................         432,533        448,197
Telmex Internacional SAB de
  CV (a)....................         412,776        232,193
                                               ------------
TOTAL MEXICO................                      2,741,253
                                               ------------

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
NETHERLANDS -- 2.3%
Aegon NV....................          33,305   $    209,488
Akzo Nobel NV...............           9,414        385,250
ASML Holding NV (a).........          14,846        263,118
European Aeronautic Defence
  and Space Co. NV (a)......          10,573        176,805
Fortis......................          44,186         57,060
Fortis VVPR Strip (b).......           5,332              7
Heineken NV.................           7,863        239,366
ING Groep NV................          48,156        490,664
James Hardie Industries NV..          34,335        111,792
Koninklijke (Royal) Philips
  Electronics NV............          35,445        681,408
Koninklijke Ahold NV........          40,313        492,566
Koninklijke DSM NV..........           7,572        192,879
Koninklijke Royal KPN NV....          60,275        869,690
Reed Elsevier NV............          30,019        351,349
SBM Offshore NV (a).........          11,644        151,320
TNT NV......................          14,871        284,439
Unilever NV.................          48,905      1,178,779
Wolters Kluwer NV...........          13,076        246,107
                                               ------------
TOTAL NETHERLANDS...........                      6,382,087
                                               ------------
NORWAY -- 0.5%
DnB NOR ASA.................          27,480        105,963
Norsk Hydro ASA.............          24,512         97,318
Orkla ASA (a)...............          42,701        277,168
StatoilHydro ASA............          28,873        469,664
Storebrand ASA..............          27,463         65,695
Telenor ASA.................          23,978        158,550
Yara International ASA......          12,088        256,793
                                               ------------
TOTAL NORWAY................                      1,431,151
                                               ------------
POLAND -- 0.2%
Telekomunikacja Polska SA
  GDR (a)...................          81,546        517,817
                                               ------------
PORTUGAL -- 0.2%
Banco Comercial Portugues SA
  (a)(b)....................         250,816        284,147
Portugal Telecom, SGPS, SA
  (a).......................          46,384        391,369
                                               ------------
TOTAL PORTUGAL..............                        675,516
                                               ------------
RUSSIA -- 0.9%
Gazprom OAO ADR.............          69,591        991,672
LUKOIL ADR (a)..............          16,470        527,863
Mechel OAO ADR (a)..........          13,720         54,880
Mobile Telesystems OJSC
  ADR.......................          11,569        308,661
Tatneft GDR.................           6,885        240,975
Tatneft OAO GDR.............             297         10,395
Unified Energy System ADR
  (b)(c)....................             600         54,000
Vimpel-Communications ADR
  (a).......................          42,082        301,307
                                               ------------
TOTAL RUSSIA................                      2,489,753
                                               ------------
SINGAPORE -- 0.9%
CapitaLand, Ltd. ...........         114,000        246,080
DBS Group Holdings, Ltd.
  (a).......................          60,000        350,651
Fraser and Neave, Ltd. .....         121,000        247,753
Singapore Exchange, Ltd.
  (a).......................         121,000        426,639
Singapore Press Holdings,
  Ltd. (a)..................         181,000        390,706
Singapore
  Telecommunications,
  Ltd. .....................         181,000        320,354
United Overseas Bank, Ltd.
  (a).......................          63,000        564,956
                                               ------------
TOTAL SINGAPORE.............                      2,547,139
                                               ------------
SOUTH AFRICA -- 1.4%
Anglo Platinum, Ltd. .......           2,340        131,010
AngloGold Ashanti, Ltd. ....           7,660        208,796
Barloworld, Ltd. ...........          25,008        113,043
Discovery Holdings, Ltd. ...               1              3
FirstRand, Ltd. ............         121,027        210,897
Gold Fields, Ltd. ..........          29,301        291,267
Harmony Gold Mining Co.,
  Ltd. (b)..................          52,826        558,259
Impala Platinum Holdings,
  Ltd. .....................          18,255        266,568
Kumba Iron Ore, Ltd. .......           8,782        153,896
MTN Group, Ltd. ............          43,982        516,176
Naspers, Ltd. ..............          12,728        228,884
Sanlam, Ltd. ...............         119,017        218,852
Sasol, Ltd. ................          18,922        573,125
Standard Bank Group, Ltd. ..          36,982        332,018
Telkom SA, Ltd. ............          14,016        173,589
                                               ------------
TOTAL SOUTH AFRICA..........                      3,976,383
                                               ------------
SOUTH KOREA -- 2.3%
Hana Financial Group,
  Inc. .....................           8,420        130,356
Hyundai Development Co.
  (b).......................           3,750         96,612
Hyundai Heavy Industries
  (b).......................           1,613        255,483
Hyundai Mobis (b)...........           2,237        112,068
KB Financial Group, Inc.
  (b).......................          11,811        316,010
Kia Motors Corp. (b)........          21,460        111,598
Korea Electric Power Corp.
  ADR (a)...................          17,457        202,676
KT Corp. ADR (a)(b).........          12,546        184,050
KT Freetel Co., Ltd. (b)....           6,520        162,541
KT&G Corp. (b)..............           4,409        276,886
LG Electronics, Inc. (b)....           4,409        261,834
NHN Corp. (b)...............           1,544        159,358
POSCO ADR (a)...............           9,233        694,783
Samsung Corp. (b)...........           7,918        249,569
Samsung Electro-Mechanics
  Co., Ltd. (b).............           6,290        166,295
Samsung Electronics Co.,
  Ltd. GDR (d)..............           7,769      1,359,575
Samsung Fire & Marine
  Insurance Co., Ltd. ......           1,613        241,396
Samsung Heavy Industries
  Co., Ltd. (b).............           8,540        153,232
Samsung Securities Co., Ltd.
  (a).......................           9,167        451,236
Shinhan Financial Group Co.,
  Ltd. (b)..................           9,904        233,535
Shinsegae Co., Ltd. (b).....             470        179,858
SK Energy Co., Ltd. (b).....           1,737        103,843
SK Holdings Co., Ltd. (b)...           1,686        126,495
SK Telecom Co., Ltd. ADR
  (a).......................          14,443        262,574
                                               ------------
TOTAL SOUTH KOREA...........                      6,491,863
                                               ------------
SPAIN -- 3.9%
Abertis Infraestructuras
  SA........................          19,488        341,325
Acciona SA (a)..............           2,398        296,667
Acerinox SA (a).............          21,468        339,299
ACS, Actividades de
  Construccion y Servicios
  SA (a)....................          10,512        477,088
Banco Bilbao Vizcaya
  Argentaria SA (a).........          92,650      1,115,305
Banco Popular Espanol SA
  (a).......................          56,786        479,927
Banco Santander SA..........         184,958      1,735,430
Gamesa Corp. Tecnologica
  SA........................          12,546        222,180
Gas Natural SDG SA (a)......           9,474        254,036
Grupo Ferrovial SA (a)......           3,711        101,003
Iberdrola SA................          97,418        885,619
Indra Sistemas, SA..........          17,196        386,994
Industria de Diseno Textil
  SA........................           8,167        355,675
Mapfre SA (a)...............          62,210        207,540

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Repsol YPF SA...............          27,400   $    575,119
Telefonica SA...............         122,276      2,694,019
Union Fenosa SA.............          17,898        441,106
                                               ------------
TOTAL SPAIN.................                     10,908,332
                                               ------------
SWEDEN -- 1.4%
Assa Abloy AB (Class B)
  (a).......................          16,180        181,075
Atlas Copco AB (Class B)....          37,238        280,182
Hennes & Mauritz AB (Class
  B) (a)....................          13,386        517,128
Husqvarna AB (Class B) (a)..          20,151        105,241
Loomis AB (Class B) (b).....           3,079         19,079
Nordea Bank AB..............          61,532        425,622
Sandvik AB (a)..............          33,349        206,640
Securitas AB (Class B)......          20,137        163,608
Skandinaviska Enskilda
  Banken AB (a).............          15,950        122,530
Skanska AB (Class B)........          20,055        196,544
SKF AB (Class B) (a)........          19,497        190,459
Svenska Handelsbanken AB
  (Class A).................          17,119        272,763
Tele2 AB (Class B)..........          24,973        217,899
Telefonaktiebolaget LM
  Ericsson (Class B) (a)....          88,102        655,087
TeliaSonera AB (a)..........          59,198        291,201
Volvo AB ADR (Class A) (a)..          25,298        139,799
                                               ------------
TOTAL SWEDEN................                      3,984,857
                                               ------------
SWITZERLAND -- 6.3%
ABB, Ltd. (b)...............          60,839        890,564
Adecco SA...................           4,997        167,983
Cie Financiere Richemont SA
  (Class A) (b).............          15,741        299,927
Credit Suisse Group AG......          30,690        821,783
Geberit AG (a)..............           1,847        196,266
Givaudan SA (a).............             430        335,524
Holcim, Ltd. (a)............           6,327        358,452
Kuehne & Nagel International
  AG (a)....................           6,086        386,254
Logitech International SA
  (a)(b)....................           8,004        123,104
Nestle SA...................         108,778      4,251,576
Nobel Biocare Holding AG
  (a).......................          10,069        202,638
Novartis AG.................          64,528      3,195,026
Roche Holding AG............          19,554      2,985,414
SGS SA (a)..................             257        265,608
Swatch Group AG (a).........           1,912        261,915
Syngenta AG.................           3,435        646,755
UBS AG (b)..................          86,446      1,205,298
Xstrata PLC.................          17,759        163,411
Zurich Financial Services
  AG........................           4,064        866,752
                                               ------------
TOTAL SWITZERLAND...........                     17,624,250
                                               ------------
TAIWAN -- 2.4%
AU Optronics Corp. ADR (a)..         113,660        872,909
Hon Hai Precision Industry
  Co., Ltd. GDR.............         104,094        402,844
Hon Hai Precision Industry
  Co., Ltd. GDR.............         214,000        828,180
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR.......................         381,092      3,010,627
United Microelectronics
  Corp. ADR (a).............         749,237      1,468,504
                                               ------------
TOTAL TAIWAN................                      6,583,064
                                               ------------
THAILAND -- 0.4%
Bangkok Bank PCL............         496,000        991,144
PTT PCL.....................          47,577        239,390
                                               ------------
TOTAL THAILAND..............                      1,230,534
                                               ------------
TURKEY -- 0.2%
Akbank TAS..................          50,232        155,561
Turkiye Garanti Bankasi AS
  (b).......................         158,163        266,423
Turkiye Is Bankasi..........          64,267        170,713
                                               ------------
TOTAL TURKEY................                        592,697
                                               ------------
UNITED KINGDOM -- 15.1%
3i Group PLC................          15,378         60,138
Anglo American PLC..........          38,603        858,053
AstraZeneca PLC.............          40,265      1,625,001
Aviva PLC...................          40,740        228,438
BAE Systems PLC.............          95,051        514,865
Barclays PLC................         229,209        505,523
BG Group PLC................          97,010      1,334,787
BHP Billiton PLC............          70,410      1,309,942
BP PLC......................         544,147      4,115,148
British American Tobacco
  PLC.......................          51,156      1,323,892
British Land Co. PLC........          15,301        121,215
British Sky Broadcasting
  Group PLC.................          39,936        275,606
BT Group PLC................         233,109        453,126
Burberry Group PLC (a)......          24,138         76,957
Cable & Wireless PLC........          82,092        184,714
Cadbury PLC.................          42,412        369,221
Capita Group PLC............          25,978        275,642
Carnival PLC................           6,875        149,158
Centrica PLC................         135,750        519,165
Cobham PLC..................          86,273        254,900
Compass Group PLC...........          74,708        369,495
Diageo PLC..................          76,147      1,052,107
Enterprise Inns PLC.........          26,848         21,423
Experian PLC................          33,227        206,376
FirstGroup PLC..............          24,885        155,278
G4S PLC.....................          64,754        190,855
GKN PLC.....................          44,187         61,624
GlaxoSmithKline PLC.........         160,609      2,966,112
Hammerson PLC (a)...........          12,870         98,996
Hays PLC....................          83,199         83,435
HBOS PLC....................         162,626        161,333
HSBC Holdings PLC...........         315,331      3,001,291
ICAP PLC (a)................          28,422        117,483
IMI PLC.....................          36,017        140,722
Imperial Tobacco Group PLC..          29,660        788,908
Inchcape PLC................          27,237         14,391
Intercontinental Hotels
  Group PLC.................          12,689        102,529
International Power PLC.....          50,702        175,135
ITV PLC.....................         154,930         88,543
J Sainsbury PLC.............          54,120        255,609
Land Securities Group PLC...          14,016        185,595
Lloyds TSB Group PLC........         156,132        282,843
Man Group PLC...............          50,406        172,120
Marks & Spencer Group PLC...          51,920        160,307
National Grid PLC...........          77,607        763,204
Next PLC (a)................          10,391        161,498
Old Mutual PLC..............         159,625        126,226
Pearson PLC.................          27,899        257,117
Prudential PLC..............          69,015        413,278
Reckitt Benckiser PLC.......          18,637        690,784
Reed Elsevier PLC...........          40,641        295,372
Rentokil Initial PLC........         110,354         69,811
Rio Tinto PLC...............          29,555        633,141
Rolls-Royce Group PLC (b)...          57,242        276,116
Royal & Sun Alliance
  Insurance Group PLC.......         100,860        200,261
Royal Bank of Scotland Group
  PLC.......................         332,624        236,246
Royal Dutch Shell PLC (Class
  A)........................         102,918      2,670,866

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Royal Dutch Shell PLC (Class
  B)........................          75,084   $  1,863,252
SABMiller PLC...............          26,353        440,650
Scottish & Southern Energy
  PLC.......................          26,474        463,227
Severn Trent PLC............          13,151        226,516
Smith & Nephew PLC..........          38,708        244,036
Smiths Group PLC............          15,687        199,603
Standard Life PLC...........          73,887        214,587
Tate & Lyle PLC.............          24,973        143,889
Tesco PLC...................         223,946      1,159,122
The Sage Group PLC..........          59,049        144,326
Thomson Reuters PLC.........           6,115        132,757
Tomkins PLC.................          58,707        103,819
Unilever PLC................          37,152        843,428
United Utilities Group PLC..          27,205        245,049
Vodafone Group PLC..........       1,571,856      3,141,312
Whitbread PLC...............          10,145        133,753
William Hill PLC............          25,342         78,336
Wolseley PLC (a)............          20,820        114,946
WPP Group PLC...............          38,951        225,407
                                               ------------
TOTAL UNITED KINGDOM........                     42,319,936
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $410,354,988).......                    275,982,658
                                               ------------
RIGHTS -- 0.0% (e)
AUSTRALIA -- 0.0% (e)
Macquarie Office Trust
  (expiring 01/12/09) (b)...         605,082         16,875
                                               ------------
BELGIUM -- 0.0% (e)
Anheuser-Busch InBev NV
  (expired 12/09/08) (b)....               2             --
Fortis (expiring 7/4/14)
  (b)(c)....................          31,375             --
                                               ------------
TOTAL BELGIUM...............                             --
                                               ------------
SINGAPORE -- 0.0% (e)
DBS Group Holdings Ltd
  (expiring 12/23/09) (b)...          27,500         57,262
                                               ------------
UNITED KINGDOM -- 0.0% (e)
HBOS PLC
  (expiring 1/9/09) (b).....         201,475             --
Lloyds Tsb Group
  (expiring 01/12/09) (b)...          60,758             --
                                               ------------
TOTAL UNITED KINGDOM........                             --
                                               ------------
TOTAL RIGHTS --
  (Cost $122,667)...........                         74,137
                                               ------------
SHORT TERM INVESTMENTS -- 12.8%
UNITED STATES -- 12.8%
MONEY MARKET FUNDS -- 12.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)..........      28,275,950     28,275,950
STIC Prime Portfolio........       7,418,852      7,418,852
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $35,694,802)........                     35,694,802
                                               ------------
TOTAL INVESTMENTS -- 111.4%
  (Cost $446,172,457).......                    311,751,597
OTHER ASSETS AND
  LIABILITIES -- (11.4)%....                    (31,991,990)
                                               ------------
NET ASSETS -- 100.0%........                   $279,759,607
                                               ============






  (a) Security, or portion thereof, was on loan at December 31, 2008.
  (b) Non-income producing security.
  (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
  (d) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities, which represent 0.7% of net assets as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  (e) Amount shown represents less than 0.05% of net assets.
  (f) Affiliated Fund managed by SSgA Funds Management, Inc.
  (g) Investments of cash collateral for securities loaned.
   ADR = American Depositary Receipt
   GDR = Global Depositary Receipt
   REIT = Real Estate Investment Trust

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       12.9%
Oil, Gas & Consumable Fuels...........       10.6
Pharmaceuticals.......................        7.0
Metals & Mining.......................        5.3
Diversified Telecommunication
  Services............................        4.6
Insurance.............................        4.3
Wireless Telecommunication Services...        3.1
Electric Utilities....................        2.9
Food Products.........................        2.8
Chemicals.............................        2.7
Real Estate Management & Development..        2.5
Automobiles...........................        2.4
Electronic Equipment & Instruments....        2.2
Food & Staples Retailing..............        2.1
Semiconductors & Semiconductor
  Equipment...........................        1.9
Media.................................        1.8
Capital Markets.......................        1.8
Road & Rail...........................        1.6
Machinery.............................        1.6
Beverages.............................        1.6
Multi-Utilities.......................        1.5
Industrial Conglomerates..............        1.5
Electrical Equipment..................        1.2
Communications Equipment..............        1.0
Tobacco...............................        1.0
Construction & Engineering............        1.0
Diversified Financial Services........        0.9
Trading Companies & Distributors......        0.9
Household Durables....................        0.8
Hotels, Restaurants & Leisure.........        0.8
Textiles, Apparel & Luxury Goods......        0.7
Transportation Infrastructure.........        0.7
Building Products.....................        0.7
IT Services...........................        0.7
Marine................................        0.6
Software..............................        0.6
Gas Utilities.........................        0.6
Energy Equipment & Services...........        0.6
Construction Materials................        0.6
Independent Power Producers & Energy
  Traders.............................        0.5
Commercial Services & Supplies........        0.5
Aerospace & Defense...................        0.5
Health Care Equipment & Supplies......        0.5
Specialty Retail......................        0.5
Auto Components.......................        0.5
Office Electronics....................        0.4
Professional Services.................        0.4
Multiline Retail......................        0.3
Computers & Peripherals...............        0.3
Air Freight & Logistics...............        0.3
Personal Products.....................        0.3
Household Products....................        0.2
Health Care Providers & Services......        0.2
Internet Software & Services..........        0.2
Biotechnology.........................        0.2
Distributors..........................        0.2
Consumer Finance......................        0.1
Airlines..............................        0.1
Paper & Forest Products...............        0.1
Containers & Packaging................        0.1
Water Utilities.......................        0.1
Leisure Equipment & Products..........        0.0**
Short Term Investments................       12.8
Other Asset's & Liabilities...........      (11.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.7%
JAPAN -- 99.7%
AIR FREIGHT & LOGISTICS -- 0.3%
Yamato Holdings Co., Ltd.
  (a).........................          3,180   $    40,693
                                                -----------
AIRLINES -- 0.6%
All Nippon Airways Co., Ltd.
  (a).........................         11,000        42,957
Japan Airlines Corp. (a)(b)...         17,000        39,757
                                                -----------
                                                     82,714
                                                -----------
AUTO COMPONENTS -- 1.5%
Aisin Seiki Co., Ltd. ........          1,168        15,913
Bridgestone Corp. (a).........          3,903        57,135
Denso Corp. ..................          1,847        29,951
FCC Co., Ltd. (a).............            884         7,324
Futaba Industrial Co., Ltd. ..            508         1,950
Keihin Corp. (a)..............            556         3,956
NGK Spark Plug Co., Ltd. .....          1,160         9,175
NHK Spring Co., Ltd. (a)......          1,340         4,819
Nissin Kogyo Co., Ltd. .......            616         4,499
NOK Corp. ....................          1,116         7,719
Showa Corp. (a)...............          2,112         7,386
Stanley Electric Co., Ltd. ...            744         7,658
Sumitomo Rubber Industries,
  Inc. (a)....................          1,908        16,375
Tokai Rika Co., Ltd. .........            120         1,030
Toyo Tire & Rubber Co.,
  Ltd. .......................          2,851         5,095
Toyoda Gosei Co., Ltd. .......             68           780
Toyota Boshoku Corp. .........            100           796
Toyota Industries Corp. ......          1,172        24,642
                                                -----------
                                                    206,203
                                                -----------
AUTOMOBILES -- 5.4%
Daihatsu Motor Co., Ltd. .....          2,464        21,283
Fuji Heavy Industries, Ltd. ..          6,347        16,734
Honda Motor Co., Ltd. (a).....          8,674       182,379
Isuzu Motors, Ltd. ...........          9,651        12,031
Mazda Motor Corp. ............          6,123        10,064
Mitsubishi Motors Corp.
  (a)(b)......................         27,173        36,570
Nissan Motor Co., Ltd. (a)....         11,862        41,874
Suzuki Motor Corp. ...........          2,192        29,694
Toyota Motor Corp. ...........         12,277       393,433
Yamaha Motor Co., Ltd. (a)....          1,316        13,530
                                                -----------
                                                    757,592
                                                -----------
BEVERAGES -- 1.1%
Asahi Breweries, Ltd. (a).....          2,584        43,870
Ito En, Ltd. (a)..............          1,556        22,692
Kirin Holdings Co., Ltd. .....          5,207        67,550
Takara Holdings, Inc. ........          2,479        14,439
                                                -----------
                                                    148,551
                                                -----------
BUILDING PRODUCTS -- 0.9%
Aica Kogyo Co., Ltd. .........          2,284        25,120
Asahi Glass Co., Ltd. (a).....          5,299        29,462
Daikin Industries, Ltd. (a)...          1,532        39,124
Hitachi Construction Machinery
  Co., Ltd. ..................            100         1,145
JS Group Corp. ...............          1,872        28,498
                                                -----------
                                                    123,349
                                                -----------
CAPITAL MARKETS -- 1.8%
Daiwa Securities Group, Inc.
  (a).........................          8,482        49,217
JAFCO Co., Ltd. (a)...........            312         7,761
Nomura Holdings, Inc. ........         16,476       132,499
Okasan Holdings, Inc. ........          3,107        13,299
SBI Holdings, Inc. (a)........            160        23,916
Shinko Securities Co., Ltd. ..          5,587        11,833
Tokai Tokyo Securities Co.,
  Ltd. .......................          3,967        10,634
                                                -----------
                                                    249,159
                                                -----------
CHEMICALS -- 4.0%
Asahi Kasei Corp. (a).........          6,859        29,509
Daicel Chemical Industries,
  Ltd. (a)....................          2,055         9,589
Dainippon Ink and Chemicals,
  Inc. .......................          6,391        13,184
Hitachi Chemical Co., Ltd. ...            976         9,927
JSR Corp. (a).................          1,360        14,928
Kaneka Corp. (a)..............          3,224        20,272
Kansai Paint Co., Ltd. .......          3,092        15,520
Kuraray Co., Ltd. ............          3,471        26,420
Mitsubishi Chemical Holdings
  Corp. (a)...................          6,623        28,713
Mitsubishi Gas Chemical Co.,
  Inc. .......................          3,268        13,050
Mitsubishi Rayon Co., Ltd.
  (a).........................          5,291        15,642
Mitsui Chemicals, Inc. (a)....          4,843        17,524
Nifco, Inc. ..................          1,028        10,172
Nissan Chemical Industries,
  Ltd. .......................          1,416        13,356
Nitto Denko Corp. ............            784        14,755
Sekisui Chemical Co., Ltd.
  (a).........................          3,079        18,885
Shin-Etsu Chemical Co.,
  Ltd. .......................          2,420       108,653
Showa Denko K.K. .............          6,723         9,419
Sumitomo Chemical Co., Ltd. ..          8,674        28,897
Taiyo Nippon Sanso Corp. (a)..          3,180        23,995
Teijin, Ltd. (a)..............          7,367        20,398
Tokai Carbon Co., Ltd. (a)....          2,828        11,543
Toray Industries, Inc. (a)....          8,758        43,669
Tosoh Corp. ..................          5,599        13,403
Ube Industries, Ltd. .........          8,543        23,278
Zeon Corp. (a)................          3,132        10,469
                                                -----------
                                                    565,170
                                                -----------
COMMERCIAL BANKS -- 10.3%
Chuo Mitsui Trust Holdings,
  Inc. .......................          5,981        28,371
Fukuoka Financial Group, Inc.
  (a).........................          7,000        29,730
Hokuhoku Financial Group,
  Inc. .......................          9,658        22,374
Mitsubishi UFJ Financial
  Group, Inc. ................         54,200       328,249
Mizuho Financial Group, Inc.
  (a).........................             75       213,210
Resona Holdings, Inc. (a).....             32        47,338
Shinsei Bank, Ltd. ...........          9,726        14,914
Sumitomo Mitsui Financial
  Group, Inc. ................             49       203,243
Suruga Bank, Ltd. (a).........          2,496        24,175
The 77 Bank, Ltd. ............          4,803        25,644
The Awa Bank, Ltd. ...........          4,731        32,880
The Bank of Kyoto, Ltd. ......          2,916        32,039
The Bank of Yokohama, Ltd.
  (a).........................          7,947        45,674
The Chiba Bank, Ltd. .........          6,063        36,786
The Chugoku Bank, Ltd. .......          1,504        22,896
The Hachijuni Bank, Ltd. (a)..          4,719        26,601
The Hiroshima Bank, Ltd. (a)..          5,811        24,872
The Hyakugo Bank, Ltd. .......          5,147        30,717
The Iyo Bank, Ltd. ...........          3,180        38,869
The Joyo Bank, Ltd. ..........          5,155        28,832
The Juroku Bank, Ltd. ........          4,883        22,839
The Musashino Bank, Ltd. .....            520        20,020
The Nanto Bank, Ltd. .........          3,391        19,377
The Nishi-Nippon City Bank,
  Ltd. .......................          7,799        22,111
The Shizuoka Bank, Ltd. ......          3,363        38,138
The Sumitomo Trust & Banking
  Co., Ltd. ..................          9,634        54,839
Yamaguchi Financial Group,
  Inc. .......................          2,076        22,901
                                                -----------
                                                  1,457,639
                                                -----------

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
Dai Nippon Printing Co.,
  Ltd. .......................          3,739   $    40,380
Daiseki Co., Ltd. (a).........            400         7,449
MEITEC Corp. .................            912        15,514
Nissha Printing Co., Ltd. ....            236         9,190
Park24 Co., Ltd. (a)..........          1,100         8,118
Secom Co., Ltd. (a)...........          1,368        69,419
TKC Corp. ....................            400         8,238
Toppan Printing Co., Ltd.
  (a).........................          4,299        32,438
                                                -----------
                                                    190,746
                                                -----------
COMMUNICATIONS EQUIPMENT -- 0.0% (c)
Aiphone Co., Ltd. (a).........            200         3,706
Epson Toyocom Corp. (a).......          1,188         2,189
                                                -----------
                                                      5,895
                                                -----------
COMPUTERS & PERIPHERALS -- 1.3%
Fujitsu, Ltd. ................         11,498        54,414
NEC Corp. ....................         12,918        42,324
Seiko Epson Corp. (a).........          1,276        19,763
Toshiba Corp. (a).............         17,633        71,193
                                                -----------
                                                    187,694
                                                -----------
CONSTRUCTION & ENGINEERING -- 1.3%
Chiyoda Corp. ................          1,688         9,106
COMSYS Holdings Corp. ........          2,000        18,290
JGC Corp. ....................          1,460        21,067
Kajima Corp. (a)..............          7,595        25,973
Kyowa Exeo Corp. .............            548         5,809
Maeda Corp. (a)...............          4,855        19,281
Obayashi Corp. (a)............          5,679        33,203
Shimizu Corp. (a).............          4,559        26,152
Taisei Corp. .................          9,995        26,903
                                                -----------
                                                    185,784
                                                -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. (a).....          9,607        18,017
                                                -----------
CONSUMER FINANCE -- 0.7%
Acom Co., Ltd. ...............             12           498
Aeon Credit Service Co.,
  Ltd. .......................          1,040        10,761
Aiful Corp. (a)...............          1,331         3,715
Credit Saison Co., Ltd. (a)...          1,264        16,970
Orient Corp. (b)..............          4,501         4,816
ORIX Corp. ...................            626        34,459
Promise Co., Ltd. (a).........            764        18,963
Takefuji Corp. (a)............          1,054         8,418
                                                -----------
                                                     98,600
                                                -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. .....          1,048        17,711
                                                -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc.
  (a).........................            992        15,747
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Benesse Corp. ................            628        27,226
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Mizuho Trust & Banking Co.,
  Ltd. (a)....................         10,370        12,812
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.3%
Nippon Telegraph & Telephone
  Corp. ......................             64       330,414
                                                -----------
ELECTRIC UTILITIES -- 6.2%
Chubu Electric Power Co.,
  Inc. .......................          3,963       119,568
Funai Electric Co., Ltd. .....            495        10,020
Hokkaido Electric Power Co.,
  Inc. (a)....................          1,328        33,328
Hokuriku Electric Power Co. ..          1,412        39,720
Kyushu Electric Power Co.,
  Inc. (a)....................          2,376        62,644
Sanyo Electric Co., Ltd.
  (a)(b)......................         11,422        20,916
Sharp Corp. (a)...............          5,519        38,721
Shikoku Electric Power Co.,
  Inc. (a)....................          1,572        52,544
The Chugoku Electric Power
  Co., Inc. ..................          1,748        45,701
The Kansai Electric Power Co.,
  Inc. .......................          4,811       137,988
The Okinawa Electric Power
  Co., Inc. ..................            136        10,007
The Tokyo Electric Power Co.,
  Inc. .......................          6,767       223,949
Tohoku Electric Power Co.,
  Inc. .......................          2,843        76,367
                                                -----------
                                                    871,473
                                                -----------
ELECTRICAL EQUIPMENT -- 1.1%
Fuji Electric Holdings Co.,
  Ltd. (a)....................          6,099         8,948
Fujikura, Ltd. ...............          4,107        13,229
Matsushita Electric Works,
  Ltd. .......................          3,151        27,391
Mitsubishi Electric Corp. ....         10,974        66,825
Sumitomo Electric Industries,
  Ltd. .......................          3,887        29,244
Ushio, Inc. (a)...............          1,136        14,750
                                                -----------
                                                    160,387
                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS-- 4.4%
Alps Electric Co., Ltd. ......          1,868         8,964
Casio Computer Co., Ltd. .....          2,248        13,862
Dainippon Screen Manufacturing
  Co., Ltd. (a)...............          4,364         8,280
Hamamatsu Photonics K.K. (a)..            668        12,572
Hirose Electric Co., Ltd.
  (a).........................            408        40,597
Hitachi, Ltd. ................         16,933        64,444
Horiba, Ltd. (a)..............            504         6,878
Hoya Corp. (a)................          2,732        46,442
Ibiden Co., Ltd. (a)..........            996        19,975
Keyence Corp. (a).............            340        68,263
Konica Minolta Holdings,
  Inc. .......................          4,075        30,658
Kyocera Corp. (a).............            992        69,818
Murata Manufacturing Co., Ltd.
  (a).........................          1,328        51,128
Nidec Corp. (a)...............            964        36,582
Nippon Electric Glass Co.,
  Ltd. .......................          2,548        13,014
Oki Electric Industry Co.,
  Ltd. (a)(b).................         12,166         7,650
Olympus Corp. ................            492         9,504
OMRON Corp. (a)...............          1,480        19,576
Shimadzu Corp. ...............          3,312        20,351
Taiyo Yuden Co., Ltd. ........            776         4,280
TDK Corp. (a).................            996        35,709
The Furukawa Electric Co.,
  Ltd. (a)....................          4,899        23,184
Yaskawa Electric Corp. (a)....          1,604         6,299
Yokogawa Electric Corp. ......          1,864        11,967
                                                -----------
                                                    629,997
                                                -----------
FOOD & STAPLES RETAILING -- 2.2%
Aeon Co., Ltd. (a)............          4,503        44,310
Cawachi, Ltd. ................            548        12,272
FamilyMart Co., Ltd. .........            952        41,062
Izumiya Co., Ltd. ............          2,740        17,773
Lawson, Inc. .................            400        22,901
Seven & I Holdings Co., Ltd.
  (a).........................          4,639       156,083
UNY Co., Ltd. ................          2,000        21,622
                                                -----------
                                                    316,023
                                                -----------
FOOD PRODUCTS -- 1.1%
Ajinomoto Co., Inc. (a).......          4,003        42,878
Hokuto Corp. .................            500        14,065
Kikkoman Corp. (a)............          2,256        26,156
Meiji Dairies Corp. ..........          4,175        22,015
Nissin Food Products Co.,
  Ltd. .......................            640        22,028

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Sakata Seed Corp. (a).........          1,584   $    23,066
Yakult Honsha Co., Ltd. (a)...            464         9,771
                                                -----------
                                                    159,979
                                                -----------
GAS UTILITIES -- 0.7%
Saibu Gas Co., Ltd. ..........         10,273        28,558
Tokyo Gas Co., Ltd. ..........         13,873        69,633
                                                -----------
                                                     98,191
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Miraca Holdings, Inc. ........            636        13,562
Nakanishi, Inc. ..............            100         6,310
Sysmex Corp. (a)..............            200         7,170
Terumo Corp. .................            456        20,977
                                                -----------
                                                     48,019
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. .......             84         3,966
Mediceo Paltac Holdings Co.,
  Ltd. (a)....................          1,192        14,096
Suzuken Co., Ltd. (a).........            632        18,615
                                                -----------
                                                     36,677
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Oriental Land Co., Ltd. (a)...            404        32,980
Round One Corp. (a)...........              8         5,930
                                                -----------
                                                     38,910
                                                -----------
HOUSEHOLD DURABLES -- 3.0%
Daikyo, Inc. .................          4,256         3,615
Daiwa House Industry Co.,
  Ltd. .......................          3,363        32,090
Haseko Corp. .................          9,139         9,477
Matsushita Electric Industrial
  Co., Ltd. ..................         11,981       147,103
Pioneer Corp. (a).............          2,260         4,064
Sangetsu Co., Ltd. ...........          1,576        35,814
Sekisui House, Ltd. ..........          3,679        31,575
Sony Corp. (a)................          6,411       135,929
TOTO, Ltd. (a)................          4,444        27,355
                                                -----------
                                                    427,022
                                                -----------
HOUSEHOLD PRODUCTS -- 0.9%
Kao Corp. ....................          3,339        99,820
Uni-Charm Corp. ..............            444        33,110
                                                -----------
                                                    132,930
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development
  Co., Ltd. ..................            840        32,525
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Hankyu Hanshin Holdings, Inc.
  (a).........................          8,486        48,398
Keihan Electric Railway Co.,
  Ltd. .......................          5,747        26,056
                                                -----------
                                                     74,454
                                                -----------
INSURANCE -- 2.5%
Aioi Insurance Co., Ltd. .....          3,579        18,162
Mitsui Sumitomo Insurance
  Group Holdings, Inc. .......          3,136        96,346
Nipponkoa Insurance Co.,
  Ltd. .......................          4,479        33,846
Sompo Japan Insurance, Inc.
  (a).........................          5,111        36,366
T&D Holdings, Inc. ...........          1,310        53,469
Tokio Marine Holdings, Inc. ..          3,947       112,336
                                                -----------
                                                    350,525
                                                -----------
INTERNET & CATALOG RETAIL -- 0.2%
Rakuten, Inc. (a).............             51        32,068
                                                -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
DeNA Co., Ltd. ...............              1         3,137
Yahoo! Japan Corp. (a)........            106        42,681
                                                -----------
                                                     45,818
                                                -----------
IT SERVICES -- 0.7%
CSK Holdings Corp. ...........            756         4,036
IT Holdings Corp. (b).........            832        12,712
Itochu Techno-Solutions Corp.
  (a).........................            608        14,554
Net One Systems Co., Ltd.
  (a).........................             15        29,835
Nomura Research Institute,
  Ltd. .......................            300         5,590
NTT Data Corp. ...............              8        31,594
Otsuka Corp. .................            112         5,016
                                                -----------
                                                    103,337
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.5%
Canon Electronics, Inc. ......            100         1,394
FUJIFILM Holdings Corp. ......          2,927        62,964
Namco Bandai Holdings, Inc.
  (a).........................          2,332        25,082
Nikon Corp. (a)...............          2,440        28,478
Roland Corp. .................            300         3,971
Sankyo Co., Ltd. .............            640        31,771
Sega Sammy Holdings, Inc.
  (a).........................          2,131        24,331
Shimano, Inc. (a).............            592        22,923
Yamaha Corp. (a)..............          1,292        11,701
                                                -----------
                                                    212,615
                                                -----------
MACHINERY -- 4.1%
Amada Co., Ltd. ..............          2,527        11,987
Amano Corp. (a)...............          1,336        10,302
Fanuc, Ltd. ..................          1,180        81,877
Fuji Machine Manufacturing
  Co., Ltd. ..................            100           849
Glory, Ltd. (a)...............          1,044        20,062
IHI Corp. ....................         10,311        12,853
JTEKT Corp. ..................          1,508        11,428
Kawasaki Heavy Industries,
  Ltd. (a)....................          8,978        17,728
Komatsu, Ltd. (a).............          5,539        68,313
Komori Corp. .................            788         8,493
Kubota Corp. (a)..............          4,663        32,613
Kurita Water Industries, Ltd.
  (a).........................            976        25,625
Makita Corp. .................            976        21,178
Minebea Co., Ltd. (a).........          3,255        10,952
Mitsubishi Heavy Industries,
  Ltd. (a)....................         18,676        81,379
Mitsui Engineering &
  Shipbuilding Co., Ltd. .....          6,567        10,722
Mori Seiki Co., Ltd. (a)......            868         6,607
NGK Insulators, Ltd. .........          1,320        14,460
NSK, Ltd. (a).................          2,463         9,021
NTN Corp. (a).................          2,495         7,349
OKUMA Corp. (a)...............          1,648         6,054
OSG Corp. (a).................          1,112         9,311
SMC Corp. ....................            320        32,123
Sumitomo Heavy Industries,
  Ltd. .......................          3,795        14,652
Tadano, Ltd. .................            780         4,044
The Japan Steel Works, Ltd. ..          2,708        36,744
THK Co., Ltd. (a).............          1,100        11,285
Toshiba Machine Co., Ltd. ....          1,944         5,619
                                                -----------
                                                    583,630
                                                -----------
MARINE -- 0.7%
Kawasaki Kisen Kaisha, Ltd.
  (a).........................          4,759        21,629
Mitsui OSK Lines, Ltd. .......          5,491        32,831
Nippon Yusen KK...............          7,995        48,067
                                                -----------
                                                    102,527
                                                -----------

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
MEDIA -- 0.6%
Dentsu, Inc. (a)..............             16   $    31,241
Fuji Television Network,
  Inc. .......................              2         2,826
Jupiter Telecommunications Co.
  (a).........................             24        24,781
Nippon Television Network
  Corp. ......................             20         2,085
Toho Co, Ltd. (a).............          1,352        28,427
Tokyo Broadcasting System,
  Inc. .......................            100         1,505
                                                -----------
                                                     90,865
                                                -----------
METALS & MINING -- 2.8%
Daido Steel Co., Ltd. ........          3,199         9,422
Dowa Holdings Co., Ltd. ......          1,767         6,335
JFE Holdings, Inc. ...........          3,447        88,789
Kobe Steel, Ltd. .............         17,645        31,533
Mitsubishi Materials Corp. ...          8,027        19,747
Mitsui Mining & Smelting Co.,
  Ltd. .......................          4,839         9,982
Nippon Steel Corp. (a)........         27,755        88,792
Nisshin Steel Co., Ltd. (a)...          6,951        13,956
OSAKA Titanium Technologies
  Co. ........................             36           882
Pacific Metals Co., Ltd. .....            988         4,828
Sumitomo Metal Industries,
  Ltd. .......................         24,340        58,266
Sumitomo Metal Mining Co.,
  Ltd. .......................          3,575        37,150
Toho Titanium Co., Ltd. ......             56           599
Tokyo Steel Manufacturing Co.,
  Ltd. (a)....................          1,144        11,762
Yodogawa Steel Works, Ltd. ...          3,963        16,263
                                                -----------
                                                    398,306
                                                -----------
MULTILINE RETAIL -- 0.5%
Isetan Mitsukoshi Holdings,
  Ltd. (a)(b).................          2,441        20,654
Ryohin Keikaku Co., Ltd. .....            236        11,038
Takashimaya Co., Ltd. (a).....          3,332        24,774
The Daiei, Inc. (a)(b)........          1,402         8,769
                                                -----------
                                                     65,235
                                                -----------
OFFICE ELECTRONICS -- 2.0%
Brother Industries, Ltd. (a)..          1,932        11,232
Canon, Inc. (a)...............          6,958       212,616
Ricoh Co., Ltd. ..............          4,555        56,479
                                                -----------
                                                    280,327
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 2.1%
Cosmo Oil Co., Ltd. ..........          5,927        17,915
Inpex Holdings, Inc. (a)......             14       107,799
Nippon Mining Holdings, Inc.
  (a).........................          7,751        32,321
Nippon Oil Corp. .............         10,430        51,431
Osaka Gas Co., Ltd. (a).......         13,150        60,056
TonenGeneral Sekiyu K.K. (a)..          2,547        25,147
                                                -----------
                                                    294,669
                                                -----------
PAPER & FOREST PRODUCTS -- 0.5%
Nippon Paper Group, Inc. .....              8        31,594
OJI Paper Co., Ltd. (a).......          5,839        33,817
Sumitomo Forestry Co., Ltd. ..          1,268        10,127
                                                -----------
                                                     75,538
                                                -----------
PERSONAL PRODUCTS -- 0.5%
Mandom Corp. .................          1,116        31,516
Shiseido Co., Ltd. (a)........          2,232        44,936
                                                -----------
                                                     76,452
                                                -----------
PHARMACEUTICALS -- 5.7%
Astellas Pharma, Inc. ........          2,871       114,967
Chugai Pharmaceutical Co.,
  Ltd. (a)....................          1,716        32,616
Daiichi Sankyo Co., Ltd. .....          4,251        98,479
Dainippon Sumitomo Pharma Co.,
  Ltd. .......................            960         8,811
Eisai Co., Ltd. ..............          1,140        46,531
Hisamitsu Pharmaceutical Co.,
  Inc. .......................            504        20,349
Kissei Pharmaceutical Co.,
  Ltd. .......................          1,000        30,778
Kyowa Hakko Kogyo Co., Ltd. ..          1,833        18,785
Mitsubishi Tanabe Pharma
  Corp. ......................          1,000        14,859
Mochida Pharmaceutical Co.,
  Ltd. .......................          1,000        11,947
Nichi-iko Pharmaceutical Co.,
  Ltd. .......................            200         6,122
Ono Pharmaceutical Co.,
  Ltd. .......................            432        22,255
Santen Pharmaceutical Co.,
  Ltd. (a)....................            956        28,580
Seikagaku Corp. ..............            800         8,587
Shionogi & Co., Ltd. .........          2,496        63,192
Taisho Pharmaceutical Co.,
  Ltd. .......................            592        12,428
Takeda Pharmaceutical Co.,
  Ltd. .......................          5,055       258,745
Torii Pharmaceutical Co.,
  Ltd. .......................            200         3,137
Tsumura & Co. ................            100         3,673
                                                -----------
                                                    804,841
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.3%
Aeon Delight Co., Ltd. .......            200         5,747
Daito Trust Construction Co.,
  Ltd. .......................            764        39,443
Heiwa Real Estate Co., Ltd.
  (a).........................          4,356        11,052
K.K. DaVinci Holdings (a)(b)..             14           865
Leopalace21 Corp. ............          1,044        10,354
Mitsubishi Estate Co., Ltd. ..          7,111       113,509
Mitsui Fudosan Co., Ltd. .....          4,923        79,344
Sumitomo Realty & Development
  Co., Ltd. ..................          2,843        41,210
Tokyo Tatemono Co., Ltd. (a)..          2,540        11,292
Tokyu Land Corp. (a)..........          4,664        17,236
Urban Corp. (a)(d)(e).........          1,458            16
                                                -----------
                                                    330,068
                                                -----------
ROAD & RAIL -- 4.8%
Central Japan Railway Co. ....              9        77,143
East Japan Railway Co. .......             24       182,416
Keihin Electric Express
  Railway Co., Ltd. (a).......          4,355        38,193
Keisei Electric Railway Co.,
  Ltd. (a)....................          3,147        19,267
Kintetsu Corp. (a)............         12,038        54,978
Nagoya Railroad Co., Ltd. ....          9,362        29,744
Nankai Electric Railway Co.,
  Ltd. (a)....................          6,111        29,257
Nippon Express Co., Ltd. .....          6,555        27,044
Odakyu Electric Railway Co.,
  Ltd. (a)....................          4,483        38,821
Sagami Railway Co., Ltd. (a)..          8,254        36,695
Tobu Railway Co., Ltd. (a)....          7,007        41,354
Tokyu Corp. ..................          6,391        31,656
West Japan Railway Co. .......             15        67,678
                                                -----------
                                                    674,246
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
Advantest Corp. (a)...........          1,316        20,760
Disco Corp. (a)...............            484         9,781
Elpida Memory, Inc. (a)(b)....          2,176        12,914
Rohm Co., Ltd. (a)............            276        13,701
Sanken Electric Co., Ltd.
  (a).........................          3,404        13,068
Shinko Electric Industries
  Co., Ltd. (a)...............            592         4,709
SUMCO Corp. (a)...............          1,046        12,808
Tokyo Electron, Ltd. .........          1,140        38,985
                                                -----------
                                                    126,726
                                                -----------
SOFTWARE -- 2.5%
Konami Corp. .................            792        19,920
Nintendo Co., Ltd. ...........            748       278,489
NSD Co., Ltd. (a).............            932         7,217
Square Enix Co., Ltd. (a).....            896        28,417

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Trend Micro, Inc. (b).........            368   $    12,544
                                                -----------
                                                    346,587
                                                -----------
SPECIALTY RETAIL -- 2.3%
Aoyama Trading Co., Ltd. .....            984        15,425
Autobacs Seven Co., Ltd. .....          1,480        33,959
Citizen Holdings Co., Ltd.
  (a).........................          3,103        10,954
Culture Convenience Club Co.,
  Ltd. (a)....................          1,532        15,413
Fast Retailing Co., Ltd. (a)..            476        68,158
Hikari Tsushin, Inc. .........            184         3,422
J Front Retailing Co., Ltd.
  (a).........................          3,778        15,254
Marui Group Co., Ltd. (a).....          2,616        14,862
Nitori Co., Ltd. (a)..........            510        39,438
Sanrio Co., Ltd. .............            548         5,151
Shimachu Co., Ltd. ...........            884        19,552
Shimamura Co., Ltd. ..........            332        25,307
USS Co., Ltd. ................            410        21,439
Yamada Denki Co., Ltd. .......            610        41,586
                                                -----------
                                                    329,920
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Asics Corp. ..................          1,064         8,439
Gunze, Ltd. (a)...............          4,223        13,696
Nisshinbo Industries, Inc. ...          1,584        11,743
Onward Kashiyama Co., Ltd. ...          1,580        12,305
The Japan Wool Textile Co.,
  Ltd. .......................          2,031        13,846
Toyobo Co., Ltd. (a)..........          9,302        13,853
                                                -----------
                                                     73,882
                                                -----------
TOBACCO -- 0.7%
Japan Tobacco, Inc. ..........             31       100,883
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 3.0%
Hanwa Co., Ltd. ..............          3,207         9,906
Inaba Denki Sangyo Co.,
  Ltd. .......................            956        25,469
Itochu Corp. .................          8,266        40,395
Iwatani Corp. (a).............          7,451        18,247
Marubeni Corp. ...............         10,402        38,556
Mitsubishi Corp. .............          7,807       106,620
Mitsui & Co., Ltd. ...........         10,202       101,401
Sojitz Corp. .................          8,528        13,829
Sumitomo Corp. (a)............          6,475        55,714
Toyota Tsusho Corp. ..........          1,039        10,831
                                                -----------
                                                    420,968
                                                -----------
TRANSPORTATION INFRASTRUCTURE -- 0.3%
Kamigumi Co., Ltd. (a)........          2,395        21,083
Mitsubishi Logistics Corp. ...          1,216        15,011
                                                -----------
                                                     36,094
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 3.0%
KDDI Corp. ...................             23       161,114
NTT DoCoMo, Inc. .............            100       194,595
Softbank Corp. (a)............          3,915        69,230
                                                -----------
                                                    424,939
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $19,758,401)..........                   14,129,369
                                                -----------
SHORT TERM INVESTMENTS -- 14.7%
UNITED STATES -- 14.7%
MONEY MARKET FUNDS -- 14.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)............      2,074,713     2,074,713
STIC Prime Portfolio..........          4,514         4,514
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,079,227)...........                    2,079,227
                                                -----------
TOTAL INVESTMENTS -- 114.4%
  (Cost $21,837,628)..........                   16,208,596
OTHER ASSETS AND
  LIABILITIES -- (14.4)%......                   (2,036,817)
                                                -----------
NET ASSETS -- 100.0%..........                  $14,171,779
                                                ===========




  (a) Security, or portion thereof, was on loan at December 31, 2008.
  (b) Non-income producing security.
  (c) Amount represents less than 0.05% of net assets.
  (d) Company has filed for civil rehabilitation (insolvency).
  (e) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
  (f) Affiliated Fund managed by SSgA Funds Management, Inc.
  (g) Investments of cash collateral for securities loaned.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.8%
JAPAN -- 99.8%
AUTO COMPONENTS -- 2.6%
Ahresty Corp. ..............           7,500   $     23,580
FCC Co., Ltd. (a)...........          15,913        131,833
Futaba Industrial Co.,
  Ltd. .....................          17,194         66,007
Kayaba Industry Co., Ltd.
  (a).......................          60,902        115,556
Keihin Corp. (a)............          12,641         89,944
Koito Manufacturing Co.,
  Ltd. (a)..................          16,000         96,900
Musashi Seimitsu Industry
  Co., Ltd. (a).............          11,152         95,097
NHK Spring Co., Ltd. (a)....          32,000        115,080
Nippon Seiki Co., Ltd. .....           9,939         57,562
Nissin Kogyo Co., Ltd. .....          15,934        116,363
Press Kogyo Co., Ltd. ......          47,569         64,020
Showa Corp. (a).............          20,139         70,425
Takata Corp. (a)............           6,700         46,342
The Yokohama Rubber Co.,
  Ltd. .....................          39,986        195,850
Tokai Rika Co., Ltd. .......          10,200         87,541
Topre Corp. ................          22,834        165,241
Toyo Tire & Rubber Co.,
  Ltd. .....................          78,372        140,058
Toyoda Gosei Co., Ltd. .....          10,798        123,882
Toyota Boshoku Corp. .......          10,000         79,647
                                               ------------
                                                  1,880,928
                                               ------------
BEVERAGES -- 1.3%
Ito En, Ltd. (a)............          12,400        180,836
Mikuni Coca-Cola Bottling
  Co., Ltd. (a).............          35,745        344,241
Takara Holdings, Inc. ......          76,937        448,127
                                               ------------
                                                    973,204
                                               ------------
BIOTECHNOLOGY -- 0.1%
AnGes MG, Inc. (b)..........              35         51,506
                                               ------------
BUILDING PRODUCTS -- 3.4%
Aica Kogyo Co., Ltd. .......          36,119        397,249
Bunka Shutter Co., Ltd. ....          79,577        340,605
Central Glass Co., Ltd. ....          81,309        322,904
Nichias Corp. ..............          10,000         24,600
Nitto Boseki Co., Ltd. .....          82,020        160,149
Noritz Corp. (a)............          23,665        311,444
Sankyo-Tateyama Holdings,
  Inc. .....................         158,467        146,842
Sanwa Shutter Corp. ........          80,910        306,146
Sekisui Jushi Corp. ........          53,938        459,946
                                               ------------
                                                  2,469,885
                                               ------------
CAPITAL MARKETS -- 1.9%
JAFCO Co., Ltd. (a).........           7,300        181,594
Japan Asia Investment Co.,
  Ltd. (a)..................          36,188         25,948
kabu.com Securities Co., Ltd
  (a).......................              30         35,676
Matsui Securities Co., Ltd
  (a).......................          10,400         85,242
Mito Securities Co., Ltd.
  (a).......................          81,129        244,327
Monex Beans Holdings, Inc.
  (a).......................             362        114,251
Okasan Holdings, Inc. ......          42,447        181,682
SBI Holdings, Inc. (a)......           1,269        189,685
Tokai Tokyo Securities Co.,
  Ltd. (a)..................          87,721        235,148
Toyo Securities Co., Ltd. ..          58,457        113,496
                                               ------------
                                                  1,407,049
                                               ------------
CHEMICALS -- 7.2%
ADEKA Corp. ................          40,213        291,450
Air Water, Inc. ............          41,390        360,251
Asahi Organic Chemicals
  Industry Co., Ltd. (a)....         120,540        396,259
C. Uyemura & Co., Ltd. (a)..           3,976         81,581
Daicel Chemical Industries,
  Ltd. (a)..................          52,000        242,648
Denki Kagaku Kogyo Kabushiki
  Kaisha....................          73,000        174,749
DIC Corp. ..................         107,000        220,728
Fujikura Kasei Co., Ltd. ...          28,738        146,464
Fujimi, Inc. (a)............           6,073         70,143
Ishihara Sangyo Kaisha, Ltd.
  (a)(b)....................         159,811        132,221
Kansai Paint Co., Ltd. (a)..          44,000        220,849
Lintec Corp. ...............          16,108        218,742
Mitsubishi Rayon Co., Ltd.
  (a).......................          84,000        248,340
Nifco, Inc. ................          20,079        198,686
Nihon Parkerizing Co., Ltd.
  (a).......................           9,401         80,165
Nippon Soda Co., Ltd. ......          42,065        164,733
Nippon Valqua Industries,
  Ltd. .....................          81,025        208,261
Nissan Chemical Industries,
  Ltd. (a)..................          25,000        235,797
NOF Corp. ..................          79,731        309,601
Okamoto Industries, Inc.
  (a).......................         121,841        479,837
SK Kaken Co., Ltd. .........             780         17,209
Sumitomo Bakelite Co., Ltd.
  (a).......................          43,000        170,767
Toagosei Co., Ltd. .........          17,000         50,259
Tokai Carbon Co., Ltd. (a)..          31,542        128,743
Tokuyama Corp. .............          31,000        255,113
Tosoh Corp. (a).............          77,000        184,324
                                               ------------
                                                  5,287,920
                                               ------------
COMMERCIAL BANKS -- 8.2%
Aozora Bank, Ltd. ..........         111,290        101,898
Bank of the Ryukyus, Ltd. ..          16,081        156,819
Kansai Urban Banking
  Corp. ....................          52,000         78,588
Kiyo Holdings, Inc. (a).....         241,754        365,365
The Aichi Bank, Ltd. .......           3,949        297,536
The Bank of Iwate, Ltd. ....           4,356        268,135
The Bank of Nagoya, Ltd. ...          40,000        217,540
The Biwako Bank, Ltd. ......         120,049        158,918
The Daishi Bank, Ltd. ......          60,000        262,769
The Fukushima Bank, Ltd. ...         159,478         89,723
The Higo Bank, Ltd. ........          40,000        247,987
The Hokkoku Bank, Ltd. (a)..          49,000        169,189
The Hyakujushi Bank, Ltd. ..          47,000        262,868
The Juroku Bank, Ltd. ......          58,000        271,285
The Kagoshima Bank, Ltd. ...          40,000        328,737
The Keiyo Bank, Ltd. .......          48,000        242,515
The Musashino Bank, Ltd. ...           6,100        234,848
The Nagano Bank, Ltd. ......         120,534        319,119
The Nanto Bank, Ltd. (a)....          44,000        251,429
The San-In Godo Bank,
  Ltd. .....................          40,000        319,471
The Shikoku Bank, Ltd. .....          41,000        219,360
The Taiko Bank, Ltd. .......          77,000        197,915
The Tochigi Bank, Ltd. .....          40,846        246,923
The Tokushima Bank, Ltd. ...          41,305        214,613
The Tokyo Tomin Bank, Ltd.
  (a).......................           8,205        129,886
Tomato Bank, Ltd. ..........         122,872        317,176
                                               ------------
                                                  5,970,612
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.9%
Arrk Corp. (b)..............           9,600         13,344
Daiseki Co., Ltd. (a).......          10,993        204,701
en-japan, Inc. (a)..........              41         26,640
MEITEC Corp. ...............          13,944        237,194
Moshi Moshi Hotline, Inc.
  (a).......................          12,072        316,282
Nippon Kanzai Co., Ltd.
  (a).......................          12,752        253,071
Nissha Printing Co., Ltd.
  (a).......................           8,142        317,058
Okamura Corp. (a)...........          34,884        193,180

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Oyo Corp. ..................          29,760   $    386,404
Park24 Co., Ltd. (a)........          28,285        208,744
                                               ------------
                                                  2,156,618
                                               ------------
COMMUNICATIONS EQUIPMENT -- 1.1%
Aiphone Co., Ltd. (a).......          17,806        329,995
Denki Kogyo Co., Ltd. ......          41,303        254,698
Epson Toyocom Corp. (a).....          41,705         76,831
Hitachi Kokusai Electric,
  Inc. (a)..................          32,634        169,920
                                               ------------
                                                    831,444
                                               ------------
COMPUTERS & PERIPHERALS -- 0.1%
Wacom Co., Ltd. (a).........             119        101,737
                                               ------------
CONSTRUCTION & ENGINEERING -- 3.2%
Chiyoda Corp. (a)...........          25,000        134,859
Chugai Ro Co., Ltd. (a).....          67,522        208,562
COMSYS Holdings Corp. ......          18,000        164,611
Daimei Telecom Engineering
  Corp. (a).................           6,229         57,308
Kyowa Exeo Corp. ...........          40,676        431,215
Kyudenko Corp. (a)..........          67,657        548,570
Maeda Corp. (a).............          82,158        326,276
Penta-Ocean Construction
  Co., Ltd. (b).............         108,000        152,499
Sanki Engineering Co., Ltd.
  (a).......................          42,196        293,254
Tokyu Construction Co.,
  Ltd. .....................               2              6
                                               ------------
                                                  2,317,160
                                               ------------
CONSTRUCTION MATERIALS -- 0.7%
Sumitomo Osaka Cement Co.,
  Ltd. .....................          82,000        205,339
Taiheiyo Cement Corp. ......         171,000        320,684
                                               ------------
                                                    526,023
                                               ------------
CONSUMER FINANCE -- 0.6%
Aeon Credit Service Co.,
  Ltd. (a)..................          17,800        184,185
Aiful Corp. (a).............          16,300         45,493
OMC Card, Inc. (b)..........              62            118
Orient Corp. (b)............          79,000         84,534
Takefuji Corp. (a)..........          17,350        138,570
                                               ------------
                                                    452,900
                                               ------------
CONTAINERS & PACKAGING -- 1.0%
Fuji Seal International,
  Inc. (a)..................          15,970        253,336
Rengo Co., Ltd. (a).........          60,063        486,997
                                               ------------
                                                    740,333
                                               ------------
DISTRIBUTORS -- 0.8%
Canon Marketing Japan, Inc.
  (a).......................          13,600        215,890
Yokohama Reito Co., Ltd. ...          51,580        356,195
                                               ------------
                                                    572,085
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Japan Securities Finance
  Co., Ltd. ................          32,319        152,949
Osaka Securities Exchange
  Co., Ltd. ................              58        253,370
Ricoh Leasing Co., Ltd.
  (a).......................          11,967        213,202
Sparx Group Co., Ltd. ......             179         26,855
                                               ------------
                                                    646,376
                                               ------------
ELECTRIC UTILITIES -- 0.4%
Japan Wind Dev Co. .........              20         58,687
The Okinawa Electric Power
  Co., Inc. ................           3,000        220,739
                                               ------------
                                                    279,426
                                               ------------
ELECTRICAL EQUIPMENT -- 2.7%
Daihen Corp. (a)............          52,971        202,184
Fuji Electric Holdings Co.,
  Ltd. (a)..................          93,000        136,448
Fujikura, Ltd. .............          59,000        190,050
GS Yuasa Corp. (a)..........         123,287        727,618
Japan Cash Machine Co.,
  Ltd. .....................          24,224        224,469
Shinko Electric Co., Ltd.
  (a).......................          80,826        271,055
SWCC Showa Holdings Co.,
  Ltd. .....................         242,075        154,885
Toyo Tanso Co., Ltd. (a)....           1,800         67,512
                                               ------------
                                                  1,974,221
                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.8%
Alps Electric Co., Ltd. ....          29,900        143,480
Arisawa Manufacturing Co.,
  Ltd. (a)..................          15,972         55,149
Dainippon Screen
  Manufacturing Co., Ltd.
  (a).......................          30,000         56,922
Enplas Corp. (a)............          17,889        196,552
ESPEC Corp. ................              31            192
Hakuto Co., Ltd. ...........          24,811        219,235
Hitachi High-Technologies
  Corp. (a).................          11,300        177,135
Horiba, Ltd. (a)............          11,465        156,450
Hosiden Corp. (a)...........          18,695        288,726
Japan Aviation Electronics
  Industry, Ltd. ...........          21,971         90,162
Koa Corp. ..................          20,091        112,811
Mabuchi Motor Co., Ltd.
  (a).......................           4,114        167,465
Nidec Sankyo Corp. .........          26,917         98,879
Nihon Dempa Kogyo Co., Ltd.
  (a).......................           6,095         70,329
Nippon Ceramic Co., Ltd.
  (a).......................          15,223        148,284
Nippon Chemi-Con Corp. .....          41,432         86,383
Oki Electric Industry Co.,
  Ltd. (b)(a)...............         137,000         86,144
Ryosan Co., Ltd. ...........           7,996        189,205
Ryoyo Electro Corp. (a).....          18,704        162,590
Star Micronics Co., Ltd.
  (a).......................          14,269        148,278
Taiyo Yuden Co., Ltd. (a)...          19,000        104,799
Toko, Inc. (b)..............         110,739        125,826
Yamatake Corp. (a)..........          18,148        431,428
Yokogawa Electric Corp. ....          33,600        215,722
                                               ------------
                                                  3,532,146
                                               ------------
ENGINEERING & CONSTRUCTION -- 0.4%
Kinden Corp. ...............          20,924        186,735
Shinko Plantech Co Ltd. ....           8,186         67,457
Toyo Engineering Corp. .....          15,000         45,339
                                               ------------
                                                    299,531
                                               ------------
FOOD & STAPLES RETAILING -- 2.2%
Cawachi, Ltd. (a)...........          12,335        276,228
Circle K Sunkus Co., Ltd.
  (a).......................          28,198        505,169
Izumiya Co., Ltd. ..........          41,933        271,998
Ministop Co., Ltd. .........          18,894        390,385
Sugi Pharmacy Co., Ltd.
  (a).......................           6,500        171,015
                                               ------------
                                                  1,614,795
                                               ------------
FOOD PRODUCTS -- 6.1%
Ariake Japan Co., Ltd. (a)..          14,164        264,061
Fujicco Co., Ltd. (a).......          40,657        529,236
Hokuto Corp. (a)............          25,821        726,349
Kagome Co., Ltd. (a)........          28,267        473,663
Marudai Food Co., Ltd. (a)..         120,417        336,078
Mitsui Sugar Co., Ltd. .....          59,497        224,468
Nakamuraya Co., Ltd. (a)....          71,952        404,804
Nichirei Corp. .............          16,000         75,014
Nippon Suisan Kaisha, Ltd.
  (a).......................          70,775        179,573
Nosan Corp. (a).............         114,463        252,538
Riken Vitamin Co., Ltd. ....          10,080        291,336
Snow Brand Milk Products
  Co., Ltd. (a).............         121,255        458,803
Yamazaki Baking Co., Ltd.
  (b).......................          14,000        212,973
                                               ------------
                                                  4,428,896
                                               ------------

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
GAS UTILITIES -- 0.5%
Shizuoka Gas Co., Ltd. .....          60,319   $    382,608
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Fukuda Denshi Co., Ltd. ....           9,486        244,868
Miraca Holdings, Inc. ......          14,500        309,195
Nakanishi, Inc. ............           1,947        122,855
Nihon Kohden Corp. (a)......           6,400        148,616
Paramount Bed Co., Ltd.
  (a).......................          17,310        232,773
Sysmex Corp. (a)............           8,205        294,167
Topcon Corp. ...............          14,319         61,446
                                               ------------
                                                  1,413,920
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
DOUTOR NICHIRES Holdings
  Co., Ltd. (a).............          21,775        472,732
McDonald's Holdings Co.
  (Japan), Ltd. (a).........          29,000        575,841
MOS Food Services, Inc. ....          31,514        462,368
Nissin Healthcare Food
  Service Co., Ltd. ........          20,708        231,866
Round One Corp. ............              95         70,425
Tokyo Dome Corp. ...........          58,085        214,014
Zensho Co., Ltd. (a)........          28,246        164,210
                                               ------------
                                                  2,191,456
                                               ------------
HOUSEHOLD DURABLES -- 1.8%
Clarion Co., Ltd. ..........          64,472         43,384
Daikyo, Inc. ...............          80,352         68,253
France Bed Holdings Co.,
  Ltd. .....................         158,734        250,402
Goldcrest Co., Ltd. (a).....           6,059        147,715
Haseko Corp. ...............         177,000        183,541
Juki Corp. (a)..............          40,450         41,499
JVC KENWOOD Holdings, Inc.
  (b).......................         162,115         64,381
Misawa Homes Holdings, Inc.
  (b).......................           8,666         23,900
Rinnai Corp. (a)............          12,251        473,011
                                               ------------
                                                  1,296,086
                                               ------------
HOUSEHOLD PRODUCTS -- 0.3%
Lion Corp. (a)..............          37,000        197,959
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.3%
Katakura Industries Co.,
  Ltd. (a)..................          17,880        211,444
                                               ------------
INSURANCE -- 0.3%
Nissay Dowa General
  Insurance Co., Ltd. (a)...          41,000        248,759
                                               ------------
INTERNET & CATALOG RETAIL -- 0.3%
Senshukai Co., Ltd. (a).....          30,224        235,724
                                               ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
Access Co., Ltd. (a)(b).....              58        158,484
DeNA Co., Ltd. (a)..........              55        172,554
eAccess, Ltd. (a)...........             463        285,002
GMO Internet, Inc. (a)(b)...           4,593         23,054
Gourmet Navigator, Inc. ....              22         57,785
Index Holdings (b)(a).......             213         11,466
Kakaku.com, Inc. (a)........              77        294,749
mixi, Inc. (a)(b)...........              12         72,410
So-net Entertainment
  Corp. ....................              13         32,081
                                               ------------
                                                  1,107,585
                                               ------------
IT SERVICES -- 2.1%
CSK Holdings Corp. .........           9,900         52,858
INES Corp. .................          40,260        202,077
IT Holdings Corp. (b).......          14,737        225,160
Itochu Techno-Solutions
  Corp. (a).................           9,000        215,444
Net One Systems Co., Ltd. ..             105        208,842
OBIC Co., Ltd. (a)..........           2,001        322,058
Otsuka Corp. ...............           3,700        165,714
Trans Cosmos, Inc. (a)......          15,967        112,377
                                               ------------
                                                  1,504,530
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Aruze Corp. ................           5,000         49,531
Mars Engineering Corp. (a)..           2,458         82,160
Roland Corp. ...............          10,176        134,707
                                               ------------
                                                    266,398
                                               ------------
MACHINERY -- 5.8%
Amano Corp. (a).............          28,732        221,552
Asahi Diamond Industrial
  Co., Ltd. (a).............          40,942        227,179
CKD Corp. ..................          24,305         92,233
Daifuku Co., Ltd. (a).......          21,181        120,801
Ebara Corp. (a).............          69,476        157,116
Fuji Machine Manufacturing
  Co., Ltd. ................          12,071        102,534
Furukawa Co., Ltd. .........         121,280        121,748
Glory, Ltd. (a).............          10,887        209,213
Hino Motors, Ltd. ..........          39,998         80,305
Hitachi Zosen Corp. (a)(b)..         252,726        225,822
Kitz Corp. .................          40,502        123,315
Komori Corp. ...............          12,540        135,153
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. .....................          39,640        143,430
Makino Milling Machine Co.,
  Ltd. (a)..................          39,739        106,088
Minebea Co., Ltd. (a).......          62,000        208,604
Mori Seiki Co., Ltd. (a)....           8,800         66,983
Nabtesco Corp. .............          30,052        197,252
Nachi-Fujikoshi Corp. (a)...          75,418        139,771
Namura Shipbuilding Co.,
  Ltd. (a)..................           6,500         23,089
Nippon Sharyo, Ltd. (a).....          80,970        255,460
Nippon Thompson Co., Ltd. ..          40,511        167,139
OKUMA Corp. (a).............          19,192         70,501
OSG Corp. (a)...............          15,400        128,942
Ryobi, Ltd. ................          41,723         83,768
Shima Seiki Manufacturing,
  Ltd. (a)..................           5,800        112,673
Sintokogio, Ltd. ...........          20,019        134,049
Tadano, Ltd. ...............          37,913        196,570
Takeuchi Manufacturing Co.,
  Ltd. .....................           2,100         19,529
Tocalo Co., Ltd. ...........              36            313
Toshiba Machine Co., Ltd.
  (a).......................          41,009        118,526
Tsubakimoto Chain Co. ......          42,124        128,254
Union Tool Co. (a)..........           4,232         94,304
                                               ------------
                                                  4,212,216
                                               ------------
MARINE -- 0.3%
Daiichi Chuo Kisen Kaisha
  (a).......................           9,000         24,622
Iino Kaiun Kaisha, Ltd.
  (a).......................          32,006        202,664
                                               ------------
                                                    227,286
                                               ------------
MEDIA -- 2.3%
Avex Group Holdings, Inc.
  (a).......................          15,892        173,909
CyberAgent, Inc. (a)........              70         42,548
Daiichikosho Co., Ltd. .....          18,581        189,807
Hakuhodo DY Holdings,
  Inc. .....................           4,114        221,925
Kadokawa Group Holdings,
  Inc. (a)..................           8,187        188,757
Shochiku Co., Ltd. (a)......          41,243        286,176
Sky Perfect JSAT Corp. (a)..             921        440,434
Usen Corp. (a)(b)...........          19,380         23,731
Zenrin Co., Ltd. (a)........           8,124         97,685
                                               ------------
                                                  1,664,972
                                               ------------

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
METALS & MINING -- 4.4%
Daido Steel Co., Ltd. ......          45,000   $    132,543
Dowa Holdings Co., Ltd. ....          45,000        161,335
Godo Steel, Ltd. (a)........          22,440         61,391
Hitachi Metals, Ltd. (a)....          25,000        113,348
Maruichi Steel Tube, Ltd.
  (a).......................          13,100        357,667
Mitsui Mining & Smelting
  Co., Ltd. ................         110,000        226,917
Nakayama Steel Works, Ltd.
  (a).......................          82,212        198,615
Nippon Denko Co., Ltd. .....           9,000         45,273
Nippon Yakin Kogyo Co., Ltd.
  (a).......................          29,500         82,008
Nisshin Steel Co., Ltd.
  (a).......................         118,000        236,911
OSAKA Titanium Technologies
  Co. (a)...................           4,200        102,857
Pacific Metals Co., Ltd.
  (a).......................          23,759        116,108
Sanyo Special Steel Co.,
  Ltd. (a)..................          41,750        119,746
Sumitomo Light Metal
  Industries, Ltd. (a)......         160,135        144,855
Toho Titanium Co., Ltd.
  (a).......................           3,600         38,522
Toho Zinc Co., Ltd. (a).....          39,796         94,386
Tokyo Rope Manufacturing
  Co., Ltd. (a).............         145,654        411,334
Tokyo Steel Manufacturing
  Co., Ltd. (a).............          26,000        267,314
Yamato Kogyo Co., Ltd. .....          12,948        339,947
                                               ------------
                                                  3,251,077
                                               ------------
MULTILINE RETAIL -- 1.5%
Don Quijote Co., Ltd. (a)...          11,600        228,545
H2O Retailing Corp. (a).....          42,107        312,609
Matsuya Co., Ltd. (a).......          14,108        310,952
Parco Co., Ltd. (a).........          24,125        218,495
                                               ------------
                                                  1,070,601
                                               ------------
OFFICE ELECTRONICS -- 0.2%
Riso Kagaku Corp. ..........          14,047        139,308
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 1.2%
Cosmo Oil Co., Ltd. ........         103,000        311,329
Itochu Enex Co, Ltd. .......          44,104        306,514
Japan Petroleum Exploration
  Co. ......................           6,425        276,421
                                               ------------
                                                    894,264
                                               ------------
PAPER & FOREST PRODUCTS -- 0.3%
Daio Paper Corp. ...........          11,940        146,731
Sumitomo Forestry Co., Ltd.
  (a).......................          12,100         96,640
                                               ------------
                                                    243,371
                                               ------------
PERSONAL PRODUCTS -- 1.2%
Aderans Holdings Co., Ltd.
  (a).......................          17,804        184,030
Mandom Corp. ...............          17,345        489,831
Milbon Co., Ltd. (a)........           8,208        227,724
                                               ------------
                                                    901,585
                                               ------------
PHARMACEUTICALS -- 2.7%
Kaken Pharmaceutical Co.,
  Ltd. .....................          41,428        451,526
Mochida Pharmaceutical Co.,
  Ltd. .....................          41,483        495,599
Nichi-iko Pharmaceutical
  Co., Ltd. ................          10,165        311,174
Rohto Pharmaceutical Co.,
  Ltd. .....................          31,493        431,835
Torii Pharmaceutical Co.,
  Ltd. .....................          19,400        304,322
                                               ------------
                                                  1,994,456
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.8%
Aeon Delight Co., Ltd. .....           3,300         94,832
Daibiru Corp. (a)...........          23,226        243,405
Heiwa Real Estate Co., Ltd.
  (a).......................          58,255        147,806
K.K. DaVinci Holdings
  (a)(b)....................             269         16,618
Kenedix, Inc. (a)(b)........             137         38,055
Leopalace21 Corp. ..........          22,300        221,155
Nomura Real Estate Holdings,
  Inc. (a)..................          11,400        220,329
Shoei Co., Ltd. ............           9,498         96,290
Suruga Corp. (c)(d).........          10,689             --
TOC Co., Ltd. (a)...........           9,000         45,670
Tokyo Tatemono Co., Ltd.
  (a).......................          41,000        182,272
                                               ------------
                                                  1,306,432
                                               ------------
ROAD & RAIL -- 0.4%
Sankyu, Inc. ...............          76,830        277,147
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
Disco Corp. (a).............           6,719        135,788
NEC Electronics Corp. (b)...           7,600         70,173
Shinko Electric Industries
  Co., Ltd. (a).............          13,600        108,170
SUMCO Corp. ................             360          4,408
Tokyo Seimitsu Co., Ltd.
  (a).......................           8,100         66,659
Ulvac, Inc. (a).............           7,802        116,707
                                               ------------
                                                    501,905
                                               ------------
SOFTWARE -- 0.8%
DTS Corp. ..................          16,132        149,486
Fuji Soft, Inc. (a).........          15,874        332,364
NSD Co., Ltd. (a)...........          16,078        124,509
                                               ------------
                                                    606,359
                                               ------------
SPECIALTY RETAIL -- 4.3%
ABC-Mart, Inc. .............           4,700        170,579
Aoyama Trading Co., Ltd. ...          13,800        216,324
Autobacs Seven Co., Ltd.
  (a).......................          12,188        279,658
Chiyoda Co., Ltd. (a).......          15,913        294,035
Culture Convenience Club
  Co., Ltd. (a).............          39,828        400,697
EDION Corp. (a).............          24,050        116,735
Gulliver International Co.,
  Ltd. (a)..................           3,243         54,771
Honeys Co., Ltd. (a)........           8,292         79,673
K's Holdings Corp. (a)......          12,302        204,513
Komeri Co Ltd (a)...........           5,330        127,591
Nishimatsuya Chain Co., Ltd.
  (a).......................          16,066        145,507
Point, Inc. (a).............           5,071        276,346
Right On Co., Ltd. (a)......           2,640         42,549
Sanrio Co., Ltd. (a)........          16,105        151,367
Shimachu Co., Ltd. .........          11,000        243,298
United Arrows, Ltd. (a).....          16,129        122,769
Xebio Co., Ltd. ............          10,261        196,617
                                               ------------
                                                  3,123,029
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.3%
Atsugi Co., Ltd. ...........         281,470        391,233
Daidoh, Ltd. (a)............          24,311        185,584
Daiwabo Co., Ltd. (a).......          20,635         93,102
Gunze, Ltd. (a).............          81,348        263,831
Nisshinbo Industries,
  Inc. .....................          24,000        177,915
Onward Kashiyama Co.,
  Ltd. .....................          19,000        147,976
Sanyo Shokai, Ltd. (a)......          41,516        162,126
Seiko Corp. (a).............          40,649         90,132
The Japan Wool Textile Co.,
  Ltd. (a)..................          42,170        287,491
Toyobo Co., Ltd. (a)........         144,000        214,451
Unitika, Ltd. (a)...........         242,084        176,255
Wacoal Holdings Corp. (a)...          19,000        242,923
                                               ------------
                                                  2,433,019
                                               ------------

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.4%
Hanwa Co., Ltd. ............         119,032   $    367,666
Inaba Denki Sangyo Co.,
  Ltd. .....................          13,063        348,010
Inabata & Co., Ltd. (a).....          48,375        149,955
Iwatani Corp. (a)...........         126,422        309,605
MISUMI Group, Inc. (a)......          20,133        235,644
Nagase & Co., Ltd. .........          18,000        172,951
Okaya & Co., Ltd. ..........          20,605        193,207
                                               ------------
                                                  1,777,038
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 1.2%
Japan Airport Terminal Co.,
  Ltd. (a)..................          17,748        234,552
Mitsui-Soko Co., Ltd. (a)...          56,686        312,664
The Sumitomo Warehouse Co.,
  Ltd. (a)..................          65,563        331,250
                                               ------------
                                                    878,466
                                               ------------
TOTAL COMMON STOCKS -- (Cost
  $100,388,028).............                     73,073,795
                                               ------------
SHORT TERM INVESTMENTS -- 26.2%
UNITED STATES -- 26.2%
MONEY MARKET FUNDS -- 26.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      17,837,261     17,837,261
STIC Prime Portfolio........       1,402,490      1,402,490
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $19,239,751)........                     19,239,751
                                               ------------
TOTAL INVESTMENTS -- 126.0%
  (Cost $119,627,779).......                     92,313,546
OTHER ASSETS AND
  LIABILITIES -- (26.0)%....                    (19,070,087)
                                               ------------
NET ASSETS -- 100.0%........                   $ 73,243,459
                                               ============




  (a) Security, or portion thereof, was on loan at December 31, 2008.
  (b) Non-income producing security.
  (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
  (d) Company has filed for civil rehabilitation (insolvency).
  (e) Affiliated Fund managed by SSgA Funds Management, Inc.
  (f) Investments of cash collateral for securities loaned.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.6%
AUSTRALIA -- 9.4%
Aristocrat Leisure, Ltd. (a)..         57,609   $   155,840
Australia & New Zealand
  Banking Group, Ltd. (a).....          4,396        46,862
Boral, Ltd. (a)...............         73,810       237,747
Commonwealth Bank of
  Australia...................            659        13,278
Lend Lease Corp., Ltd. .......         67,888       340,787
Macquarie Group, Ltd. ........          1,837        36,899
National Australia Bank,
  Ltd. .......................         25,990       378,169
Perpetual, Ltd. (a)...........         15,705       406,118
Suncorp-Metway, Ltd. .........         51,242       300,098
TABCORP Holdings, Ltd. .......         94,592       460,987
Wesfarmers, Ltd. (a)..........         11,840       148,587
Westpac Banking Corp. ........          4,186        49,526
                                                -----------
TOTAL AUSTRALIA...............                    2,574,898
                                                -----------
AUSTRIA -- 0.0% (b)
Immofinanz Immobilien Anlagen
  AG (a)(c)...................          2,674         1,821
                                                -----------
BELGIUM -- 6.3%
Belgacom SA (a)...............         17,378       660,191
Cofinimmo REIT................          3,214       422,279
Compagnie Maritime Belge SA
  (a).........................         17,397       435,289
Dexia SA (a)..................         47,079       209,415
KBC Ancora....................            964        16,388
                                                -----------
TOTAL BELGIUM.................                    1,743,562
                                                -----------
CANADA -- 14.8%
ARC Energy Trust..............         19,935       324,580
Bank of Montreal..............          2,211        55,969
Biovail Corp. ................        106,782       998,189
Canadian Imperial Bank of
  Commerce....................            547        22,638
Enerplus Resources Fund.......         24,159       468,894
Manitoba Telecom Services,
  Inc. (a)....................         18,841       549,128
NAL Oil & Gas Trust...........         65,299       425,805
National Bank of Canada.......            591        14,984
Peyto Energy Trust............         45,965       368,614
Precision Drilling Trust (a)..         13,641       111,272
Russel Metals, Inc. (a).......         25,371       390,481
Vermilion Energy Trust........         16,055       327,603
                                                -----------
TOTAL CANADA..................                    4,058,157
                                                -----------
CZECH REPUBLIC -- 2.1%
Telefonica O2 Czech Republic
  AS..........................         26,175       574,807
                                                -----------
DENMARK -- 1.0%
D/S Norden A/S................          7,617       260,318
Danske Bank A/S...............            963         9,352
                                                -----------
TOTAL DENMARK.................                      269,670
                                                -----------
FINLAND -- 2.5%
Kesko Oyj (Class B)...........         12,560       310,771
Outokumpu Oyj.................         11,466       131,969
Pohjola Bank PLC..............          1,659        22,484
SanomaWSOY Oyj (a)............         16,940       216,872
                                                -----------
TOTAL FINLAND.................                      682,096
                                                -----------
FRANCE -- 10.9%
AXA...........................          1,000        22,025
Credit Agricole SA............         10,426       115,941
Euler Hermes SA...............          8,711       424,653
Fonciere des Regions (a)......            499        33,988
Gecina SA REIT................            465        32,086
M6-Metropole Television (a)...         35,811       689,191
Natixis.......................          5,141         8,933
PagesJaunes Groupe (a)........         72,313       706,646
Renault SA (a)................          9,295       239,675
Societe Television Francaise 1
  (a).........................         49,625       720,164
                                                -----------
TOTAL FRANCE..................                    2,993,302
                                                -----------
GERMANY -- 3.3%
Deutsche Bank AG..............          7,324       283,330
Deutsche Lufthansa AG (a).....         40,833       635,143
                                                -----------
TOTAL GERMANY.................                      918,473
                                                -----------
GREECE -- 0.6%
Diana Shipping, Inc. .........         11,902       151,870
                                                -----------
IRELAND -- 1.1%
Allied Irish Banks PLC (d)....         32,242        77,983
Allied Irish Banks PLC (d)....         19,548        47,036
Bank of Ireland...............         20,886        24,213
Irish Life & Permanent PLC
  (d).........................         21,664        47,279
Irish Life & Permanent PLC
  (d).........................         32,433        71,007
The Governor & Co. of the Bank
  of Ireland..................         30,981        36,605
                                                -----------
TOTAL IRELAND.................                      304,123
                                                -----------
ISRAEL -- 0.8%
Delek Group, Ltd. ............          6,070       199,280
Mizrahi Tefahot Bank, Ltd. ...          2,796        14,398
                                                -----------
TOTAL ISRAEL..................                      213,678
                                                -----------
ITALY -- 13.1%
Alleanza Assicurazioni SpA....          7,708        61,983
Arnoldo Mondadori Editore
  SpA.........................        143,904       696,617
Banca Popolare di Milano
  Scarl.......................         58,823       341,990
Credito Emiliano SpA..........          3,195        16,466
Enel SpA......................         90,328       567,847
Eni SpA.......................          9,933       231,135
Intesa Sanpaolo...............        102,482       257,131
Mediaset SpA..................        142,771       804,254
Milano Assicurazioni SpA......        127,674       390,885
UniCredit SpA.................         92,961       225,490
Unione di Banche Italiane
  ScpA........................          1,197        17,121
                                                -----------
TOTAL ITALY...................                    3,610,919
                                                -----------
JAPAN -- 0.9%
Pacific Metals Co., Ltd. .....         49,000       239,459
                                                -----------
NETHERLANDS -- 3.1%
Aegon NV......................         48,022       302,057
Eurocommercial Properties NV
  (a).........................            649        21,652
ING Groep NV..................          2,837        28,906
Koninklijke BAM Groep NV (a)..         52,925       471,573
SNS Reaal.....................          3,771        20,548
                                                -----------
TOTAL NETHERLANDS.............                      844,736
                                                -----------
NORWAY -- 0.0% (b)
DnB NOR ASA...................          2,164         8,344
                                                -----------
PORTUGAL -- 2.3%
Portugal Telecom, SGPS, SA
  (a).........................         74,322       627,099
                                                -----------
SINGAPORE -- 3.6%
Frontline, Ltd. (a)...........         16,015       457,434
Singapore Airlines, Ltd. .....         69,000       539,261
                                                -----------
TOTAL SINGAPORE...............                      996,695
                                                -----------
SOUTH AFRICA -- 3.1%
ABSA Group, Ltd. .............         13,161       153,960
Anglo Platinum, Ltd. .........          4,233       236,993
Massmart Holdings, Ltd. ......         17,580       160,797

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Nedbank Group, Ltd. ..........         30,092   $   310,847
                                                -----------
TOTAL SOUTH AFRICA............                      862,597
                                                -----------
SPAIN -- 4.0%
Gestevision Telecinco SA (a)..        103,716     1,088,486
                                                -----------
SWEDEN -- 4.2%
Axfood AB (a).................         10,694       226,512
Boliden AB Mines (a)..........        113,026       254,410
NCC AB (B Shares).............         77,898       491,545
Swedbank AB (Class A) (a).....          5,777        32,435
Volvo AB (Class B) (a)........         29,927       162,352
                                                -----------
TOTAL SWEDEN..................                    1,167,254
                                                -----------
TAIWAN -- 0.6%
Siliconware Precision
  Industries Co. ADR..........         33,910       151,239
                                                -----------
THAILAND -- 1.8%
Siam Cement PCL...............         86,500       256,167
Siam Cement PCL (Foreign
  ownership limit)............         76,595       240,048
                                                -----------
TOTAL THAILAND................                      496,215
                                                -----------
TURKEY -- 1.0%
Tupras-Turkiye Petrol
  Rafinerileri AS.............         27,027       283,665
                                                -----------
UNITED KINGDOM -- 9.1%
Barclays PLC ADR..............         16,684       163,503
HSBC Holdings PLC.............          1,916        18,236
IMI PLC.......................         43,513       170,009
Lloyds TSB Group PLC ADR......         16,610       127,897
Marks & Spencer Group PLC.....         74,674       230,561
Next PLC (a)..................         20,002       310,873
Tate & Lyle PLC...............         45,213       260,508
United Utilities Group PLC....         19,964       179,826
William Hill PLC..............         67,560       208,839
Wolseley PLC..................        151,890       838,579
                                                -----------
TOTAL UNITED KINGDOM..........                    2,508,831
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $47,771,120)..........                   27,371,996
                                                -----------
SHORT TERM INVESTMENTS -- 17.3%
UNITED STATES -- 17.3%
MONEY MARKET FUNDS -- 17.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............      4,550,410     4,550,410
STIC Prime Portfolio..........        205,233       205,233
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,755,643)...........                    4,755,643
                                                -----------
TOTAL INVESTMENTS -- 116.9%
  (Cost $52,526,763)..........                   32,127,639
OTHER ASSETS AND
  LIABILITIES -- (16.9)%......                   (4,644,662)
                                                -----------
NET ASSETS -- 100.0%..........                  $27,482,977
                                                ===========




(a)   Security, or portion thereof, was on loan at December 31, 2008.
(b)   Amount shown represents less than 0.05% of net assets.
(c)   Non-income producing security.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)   Affiliated Fund managed by SSgA Funds Management, Inc.
(f)   Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Media.................................       17.9%
Oil, Gas & Consumable Fuels...........       10.5
Commercial Banks......................       10.2
Diversified Telecommunication
  Services............................        8.8
Insurance.............................        5.9
Trading Companies & Distributors......        4.4
Airlines..............................        4.3
Pharmaceuticals.......................        3.6
Construction & Engineering............        3.5
Metals & Mining.......................        3.1
Marine................................        3.1
Food & Staples Retailing..............        3.1
Hotels, Restaurants & Leisure.........        3.0
Real Estate Management & Development..        3.0
Construction Materials................        2.7
Capital Markets.......................        2.6
Electric Utilities....................        2.1
Multiline Retail......................        2.0
Machinery.............................        1.2
Food Products.........................        0.9
Automobiles...........................        0.9
Industrial Conglomerates..............        0.7
Multi-Utilities.......................        0.7
Semiconductors & Semiconductor
  Equipment...........................        0.6
Diversified Financial Services........        0.4
Energy Equipment & Services...........        0.4
Short Term Investments................       17.3
Other Assets & Liabilities............      (16.9)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 98.5%
AUSTRALIA -- 6.7%
Amcor, Ltd. ..................          5,592   $    22,613
Aquila Resources, Ltd.
  (a)(b)......................          1,030         2,370
Aristocrat Leisure, Ltd. (b)..          3,547         9,595
Arrow Energy, Ltd. (a)(b).....          4,652         8,692
Asciano Group.................          4,026         4,238
Bendigo and Adelaide Bank,
  Ltd. (b)....................          1,842        14,127
Boral, Ltd. (b)...............         12,259        39,487
Caltex Australia, Ltd. .......          1,400         7,018
CFS Retail Property Trust
  (b).........................         51,521        67,171
Cochlear, Ltd. ...............            888        34,299
Computershare, Ltd. ..........          2,616        14,226
CSR, Ltd. (b).................         19,620        24,075
Dexus Property Group (b)......         60,573        34,630
Felix Resources, Ltd. ........            676         4,148
GPT Group.....................          8,906         5,713
Harvey Norman Holdings, Ltd.
  (b).........................         13,722        25,352
Macquarie Airports............          7,573        12,672
Metcash, Ltd. (b).............         19,521        59,612
Mirvac Group (b)..............         20,377        18,185
OneSteel, Ltd. ...............             67           115
OZ Minerals, Ltd. (b)(c)......            305           117
Paladin Energy, Ltd. (a)(b)...          6,559        11,341
Sonic Healthcare, Ltd. .......          5,895        59,842
TABCORP Holdings, Ltd. .......          3,300        16,082
Tatts Group, Ltd. ............          8,952        17,413
Toll Holdings, Ltd. ..........          5,264        22,644
                                                -----------
TOTAL AUSTRALIA...............                      535,777
                                                -----------
AUSTRIA -- 0.5%
Andritz AG....................          1,260        31,807
Wienerberger AG...............            516         8,535
                                                -----------
TOTAL AUSTRIA.................                       40,342
                                                -----------
BELGIUM -- 0.4%
Ackermans & Van Haaren NV.....            613        31,016
                                                -----------
CANADA -- 6.9%
Alimentation Couche-Tard, Inc.
  (Class B)...................          3,023        35,360
Canadian Tire Corp., Ltd.
  (Class A) (b)...............            449        15,803
Eldorado Gold Corp. (a)(b)....          2,073        16,205
Equinox Minerals, Ltd.
  (a)(b)......................          6,250         6,885
Fairfax Financial Holdings,
  Ltd. (b)....................             96        30,328
Finning International, Inc.
  (b).........................          3,225        37,227
First Quantum Minerals,
  Ltd. .......................            398         5,677
Fortis, Inc. .................          3,023        60,215
Franco-Nevada Corp. (b).......            748        12,894
Gildan Activewear, Inc.
  (a)(b)......................          1,814        20,851
Inmet Mining Corp. (b)........            605         9,596
Ivanhoe Mines, Ltd. (a)(b)....          1,956         5,181
Methanex Corp. ...............          1,814        20,131
Metro, Inc. ..................          2,620        78,526
Niko Resources, Ltd. (b)......            605        20,823
Nortel Networks Corp. (a)(b)..          3,501           908
Oilexco, Inc. (a)(b)..........          2,419           559
Onex Corp. ...................          2,217        32,667
OPTI Canada, Inc. (a)(b)......          3,426         4,995
Pan American Silver Corp.
  (a)(b)......................          1,209        20,576
Petrobank Energy & Resources,
  Ltd. (a)....................            806        13,260
Sherritt International
  Corp. ......................          4,033        10,323
Silver Wheaton Corp. (a)......          1,692        10,965
Sino-Forest Corp. (a)(b)......          1,814        14,503
Thompson Creek Metals Co.,
  Inc. (a)(b).................            915         3,632
TMX Group, Inc. (b)...........          1,209        24,670
Trican Well Service, Ltd.
  (a)(b)......................          2,217        14,295
UTS Energy Corp. (a)(b).......          5,444         3,528
Viterra, Inc. (a)(b)..........          2,419        18,615
                                                -----------
TOTAL CANADA..................                      549,198
                                                -----------
CHINA -- 3.6%
Chinese Estates Holdings,
  Ltd. .......................         21,123        23,984
Hengan International Group
  Co., Ltd. ..................         13,000        41,767
Hopewell Holdings.............         19,000        62,514
NWS Holdings, Ltd. ...........         13,000        19,357
Pacific Basin Shipping,
  Ltd. .......................         29,000        13,171
PCCW, Ltd. ...................         47,000        22,438
Television Broadcasts, Ltd. ..         13,000        42,354
The Link REIT.................         38,310        63,272
                                                -----------
TOTAL CHINA...................                      288,857
                                                -----------
DENMARK -- 1.4%
D/S Norden A/S................            328        11,210
DSV A/S (b)...................          3,426        36,150
Genmab A/S (a)................            296        11,222
Jyske Bank A/S (a)............          1,169        26,743
Rockwool International A/S
  (b).........................            131         7,217
Sydbank A/S...................          1,915        22,978
                                                -----------
TOTAL DENMARK.................                      115,520
                                                -----------
FINLAND -- 1.6%
Elisa Oyj.....................          2,217        37,905
Kesko Oyj (Class B) (b).......            559        13,831
Orion Oyj (Class B)...........          2,456        41,207
Outokumpu Oyj.................            793         9,127
Outotec Oyj...................            859        12,896
YIT Oyj (b)...................          2,259        14,382
                                                -----------
TOTAL FINLAND.................                      129,348
                                                -----------
FRANCE -- 4.0%
Atos Origin SA................          1,069        26,621
Bourbon SA (b)................          1,199        30,067
Groupe Eurotunnel SA (a)......          1,541         8,247
Neopost SA....................            760        68,489
Nexans SA.....................            453        26,793
SCOR SE.......................          2,945        66,993
UbiSoft Entertainment SA (a)..            865        16,773
Valeo SA (b)..................          1,621        23,919
Zodiac SA (b).................          1,535        55,477
                                                -----------
TOTAL FRANCE..................                      323,379
                                                -----------
GERMANY -- 3.1%
Bilfinger Berger AG...........            729        37,818
IVG Immobilien AG (b).........          1,589        12,634
Kloeckner & Co. AG (b)........            987        16,862
Lanxess AG....................          1,478        28,208
Nordex AG (a).................            768        10,676
Premiere AG (a)(b)............            647         3,346
Rhoen-Klinikum AG.............          1,816        43,090
SGL Carbon AG (a).............            878        29,169
Stada Arzneimittel AG.........            863        24,592
Symrise AG....................          1,734        24,055
United Internet AG (b)........          2,259        19,751
                                                -----------
TOTAL GERMANY.................                      250,201
                                                -----------
GREECE -- 0.3%
Alapis Holding Industrial and
  Commercial SA...............          3,212         2,411
Intralot SA...................          1,665         6,943
Titan Cement Co. SA...........            895        17,293
                                                -----------
TOTAL GREECE..................                       26,647
                                                -----------

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
IRELAND -- 0.7%
Dragon Oil PLC (a)............          2,596   $     5,893
Irish Life & Permanent PLC
  (d).........................          1,505         3,295
Irish Life & Permanent PLC
  (d).........................          1,655         3,612
Kerry Group PLC (Class A).....          2,228        40,571
                                                -----------
TOTAL IRELAND.................                       53,371
                                                -----------
ITALY -- 2.6%
Banca Popolare di Milano Scarl
  (b).........................          4,396        25,558
Davide Campari-Milano SpA.....          9,771        65,194
Milano Assicurazio............          6,261        19,495
Parmalat SpA..................         14,157        22,926
Saras SpA.....................          4,711        15,716
Societa Cattolica di
  Assicurazioni Scrl..........          1,797        62,748
                                                -----------
TOTAL ITALY...................                      211,637
                                                -----------
JAPAN -- 33.0%
Acom Co., Ltd. ...............             10           415
Advantest Corp. (b)...........          1,100        17,352
Alfresa Holdings Corp. .......            600        28,329
Amada Co., Ltd. ..............          8,000        37,948
Benesse Corp. ................          1,500        65,030
Casio Computer Co., Ltd. .....          3,800        23,433
Cosmo Oil Co., Ltd. ..........         19,000        57,430
Credit Saison Co., Ltd. (b)...          2,500        33,563
Daido Steel Co., Ltd. ........          6,000        17,672
Elpida Memory, Inc. (a)(b)....            800         4,748
Fuji Heavy Industries, Ltd. ..         17,000        44,821
Fukuoka Financial Group, Inc.
  (b).........................         13,000        55,212
Hirose Electric Co., Ltd.
  (b).........................            600        59,702
Hokkaido Electric Power Co.,
  Inc. (b)....................            500        12,548
Hokuhoku Financial Group,
  Inc. .......................         19,000        44,015
Ibiden Co., Ltd. (b)..........            800        16,044
Idemitsu Kosan Co., Ltd. .....            600        37,728
Isetan Mitsukoshi Holdings,
  Ltd. (a)(b).................          4,600        38,921
J Front Retailing Co., Ltd. ..         10,000        40,375
Japan Real Estate Investment
  Corp. ......................              8        70,248
Kajima Corp. (b)..............         17,000        58,136
Keihin Electric Express
  Railway Co., Ltd. (b).......         13,000       114,010
Konami Corp. .................          1,700        42,758
Kuraray Co., Ltd. ............          7,500        57,088
Kurita Water Industries, Ltd.
  (b).........................          1,300        34,131
Marui Group Co., Ltd. (b).....          7,300        41,473
Mediceo Paltac Holdings Co.,
  Ltd. (b)....................          3,100        36,660
Minebea Co., Ltd. (b).........          8,000        26,917
Mitsubishi Gas Chemical Co.,
  Inc. .......................          8,000        31,947
Mitsui Chemicals, Inc. (b)....          6,000        21,710
Mitsui Engineering &
  Shipbuilding Co., Ltd. (b)..         15,000        24,490
Namco Bandai Holdings, Inc.
  (b).........................          3,800        40,871
NGK Insulators, Ltd. .........          1,000        10,954
NGK Spark Plug Co., Ltd. (b)..          4,000        31,638
Nippon Sheet Glass Co.,
  Ltd. .......................         13,000        41,732
Nisshin Steel Co., Ltd. (b)...         15,000        30,116
Nitto Denko Corp. ............          1,400        26,347
NTN Corp. (b).................         10,000        29,454
Obayashi Corp. (b)............         15,000        87,700
Promise Co., Ltd. (b).........          1,250        31,026
Sanyo Electric Co., Ltd.
  (a)(b)......................         25,000        45,780
SBI Holdings, Inc. (b)........            140        20,927
Shimano, Inc. (b).............          1,500        58,081
Shimizu Corp. (b).............         10,000        57,364
Showa Denko K.K. (a)..........         21,000        29,421
Showa Shell Sekiyu K.K........          7,600        73,443
Sojitz Corp. .................          9,200        14,919
Stanley Electric Co., Ltd. ...          2,900        29,848
Suzuken Co., Ltd. (b).........            700        20,618
Taisei Corp. (b)..............         21,000        56,525
Takashimaya Co., Ltd. (b).....          6,000        44,611
The Bank of Kyoto, Ltd. (b)...          6,000        65,924
The Furukawa Electric Co.,
  Ltd. (b)....................         15,000        70,987
The Gunma Bank, Ltd. (b)......         10,000        62,438
The Hachijuni Bank, Ltd. (b)..         13,000        73,282
The Joyo Bank, Ltd. (b).......         13,000        72,708
THK Co., Ltd. (b).............          2,700        27,700
Tobu Railway Co., Ltd. (b)....         21,000       123,938
Trend Micro, Inc. (a)(b)......          1,000        34,087
Ube Industries, Ltd. .........         17,000        46,321
Yamaguchi Financial Group,
  Inc. .......................          1,000        11,031
Yamaha Corp. (b)..............          3,100        28,076
Yaskawa Electric Corp. (b)....          4,000        15,709
Yokogawa Electric Corp. ......          5,700        36,596
                                                -----------
TOTAL JAPAN...................                    2,645,026
                                                -----------
LUXEMBOURG -- 0.4%
Acergy SA (b).................          1,397         7,781
Oriflame Cosmetics SA (b).....            705        20,103
                                                -----------
TOTAL LUXEMBOURG..............                       27,884
                                                -----------
NETHERLANDS -- 2.9%
Boskalis Westminster NV.......            894        20,629
Chicago Bridge & Iron Co. NV..          1,209        12,151
Core Laboratories NV..........            403        24,124
Gemalto NV (a)(b).............          1,598        39,761
Koninklijke BAM Groep NV (b)..          2,072        18,462
Qiagen NV (a)(b)..............          1,185        20,376
Randstad Holding NV (b).......            783        15,836
SBM Offshore NV (b)...........          1,413        18,363
TomTom NV (a)(b)..............            399         2,884
Wereldhave NV.................            716        62,702
                                                -----------
TOTAL NETHERLANDS.............                      235,288
                                                -----------
NORWAY -- 0.9%
Frontline, Ltd. (b)...........            806        23,022
Marine Harvest (a)(b).........         18,735         2,809
Petroleum Geo-Services ASA
  (a)(b)......................          2,074         8,190
ProSafe SE (a)(b).............          4,537        16,847
Storebrand ASA................          6,452        15,434
Subsea 7, Inc. (a)(b).........          1,463         8,462
                                                -----------
TOTAL NORWAY..................                       74,764
                                                -----------
PORTUGAL -- 0.5%
Zon Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA..........          6,920        35,687
                                                -----------
SINGAPORE -- 2.6%
CapitaMall Trust (b)..........         29,000        32,004
Fraser and Neave, Ltd. .......         27,000        55,284
Singapore Press Holdings, Ltd.
  (b).........................         42,000        90,661
Venture Corp., Ltd. ..........         10,000        30,401
                                                -----------
TOTAL SINGAPORE...............                      208,350
                                                -----------
SOUTH KOREA -- 2.3%
Cheil Industries, Inc. (a)....            520        16,596
CJ CheilJedang Corp. (a)......             58         8,243
Daewoo Engineering &
  Construction Co., Ltd. (a)..            640         4,512
Doosan Corp. (a)..............             96         7,355
GS Holdings Corp. (a).........            230         4,912

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Hanjin Heavy Industries &
  Construction Co., Ltd. (a)..            101   $     2,293
Hanjin Shipping Co., Ltd.
  (a).........................            500         7,185
Hanwha Corp. (a)..............            310         4,738
Hyundai Development Co. (a)...            270         6,956
Hyundai Mipo Dockyard Co.,
  Ltd. (a)....................             46         4,930
Hyundai Securities Co.,
  Ltd. .......................          1,000         7,693
KCC Corp. ....................             43         9,815
Kia Motors Corp. (a)..........            716         3,723
Korea Express Co., Ltd. (a)...            110         7,773
Korea Investment Holdings Co.,
  Ltd. .......................            327         6,192
Korea Line Corp. (a)..........             29         1,520
Korea Zinc Co., Ltd. (a)......             52         3,018
Mirae Asset Securities Co.,
  Ltd. .......................            144         8,357
Samsung Electro-Mechanics Co.,
  Ltd. (a)....................            539        14,250
Samsung Engineering Co., Ltd.
  (a).........................            202         6,976
Samsung SDI Co., Ltd. (a).....            289        12,620
Samsung Securities Co.,
  Ltd. .......................            205        10,091
Samsung Techwin Co., Ltd.
  (a).........................            346         7,829
STX Corp Co., Ltd. (a)........             90         1,172
STX Shipbuilding Co., Ltd.
  (a).........................            260         2,570
Woori Investment & Securities
  Co., Ltd. ..................            900         8,968
                                                -----------
TOTAL SOUTH KOREA.............                      180,287
                                                -----------
SPAIN -- 3.3%
Banco Santander SA............            609         5,429
Bolsas y Mercados Espanoles...          1,088        27,813
Ebro Puleva SA (b)............          5,079        69,189
Indra Sistemas SA.............          3,756        84,528
SOS Cuetara SA................          5,066        80,067
                                                -----------
TOTAL SPAIN...................                      267,026
                                                -----------
SWEDEN -- 1.6%
Electrolux AB (b).............          2,247        18,967
Getinge AB (a)................            170         1,961
Getinge AB (Class B) (b)......          3,225        38,131
Husqvarna AB (Class B) (b)....          2,376        12,409
Kinnevik Investment AB (Class
  B) (b)......................          1,587        12,643
Lundin Petroleum AB (a)(b)....          3,475        18,017
Meda AB (Class A).............          1,421         9,434
Modern Times Group AB (Class
  B)..........................            804        17,131
                                                -----------
TOTAL SWEDEN..................                      128,693
                                                -----------
SWITZERLAND -- 5.3%
Aryzta AG (a).................            693        22,268
Baloise Holding AG............            494        36,434
Banque Cantonale Vaudoise.....             31         9,255
Basellandschaftliche
  Kantonalbank................            103        94,353
Clariant AG (a)(b)............          2,227        14,918
EFG International AG (b)......            585        10,278
Nobel Biocare Holding AG (b)..          1,092        21,976
OC Oerlikon Corp AG (a)(b)....             47         3,047
Panalpina Welttransport
  Holding AG..................            141         7,816
Petroplus Holdings AG (a)(b)..            750        14,770
PSP Swiss Property AG (a).....          1,856        91,898
Sika AG (b)...................             44        37,206
Sonova Holding AG (b).........            388        23,148
Straumann Holding AG (b)......             62        10,806
Sulzer AG.....................            424        23,902
                                                -----------
TOTAL SWITZERLAND.............                      422,075
                                                -----------
UNITED KINGDOM -- 13.8%
Admiral Group PLC.............          2,811        36,778
Aggreko PLC...................          4,690        30,057
Autonomy Corp. PLC (a)........          2,389        32,665
Babcock International Group
  PLC (b).....................          4,449        30,336
Balfour Beatty PLC............          7,214        34,150
Bunzl PLC.....................          2,885        24,473
Charter International PLC.....          2,332        11,064
Cobham PLC....................         19,325        57,097
Cookson Group PLC.............          3,701         6,745
Dana Petroleum PLC (a)........            673         9,599
De La Rue PLC.................          1,881        24,502
Drax Group PLC................          5,706        46,023
easyJet PLC (a)...............          1,483         5,975
FirstGroup PLC................          4,738        29,564
Friends Provident PLC.........         14,976        18,539
GKN PLC.......................          3,977         5,546
Hays PLC......................         24,076        24,144
Home Retail Group PLC.........          5,462        16,609
Inchcape PLC..................          8,438         4,458
Informa PLC...................          7,699        27,258
Inmarsat PLC (b)..............          7,193        48,761
Intercontinental Hotels Group
  PLC.........................          1,584        12,799
Intermediate Capital Group PLC
  (b).........................          1,919        17,630
Intertek Group PLC............          2,990        33,703
Invensys PLC (a)..............          6,126        15,281
Investec PLC..................          7,472        30,617
ITV PLC.......................         23,361        13,351
Logica PLC....................         23,119        22,935
London Stock Exchange Group
  PLC (b).....................          1,590        11,659
Next PLC (b)..................          1,029        15,993
Pennon Group PLC (b)..........          6,177        44,205
Petrofac, Ltd. ...............          1,552         7,721
Randgold Resources, Ltd. .....            554        23,481
Rentokil Initial PLC..........         11,152         7,055
Rexam PLC.....................          5,304        26,767
Serco Group PLC...............          8,063        52,225
Signet Jewelers, Ltd. ........          1,100         9,537
SOCO International PLC (a)....            392         6,171
Tate & Lyle PLC...............          3,343        19,262
Thomas Cook Group PLC (b).....          2,862         7,287
Thomson Reuters PLC...........          1,224        26,573
Tomkins PLC...................         17,656        31,223
Tui Travel PLC................         14,749        49,515
United Business Media PLC.....          4,371        31,956
Venture Production PLC (b)....          1,068         6,538
Virgin Media, Inc. ...........          1,845         9,207
William Hill PLC..............          7,375        22,797
Wolseley PLC..................          4,684        25,860
                                                -----------
TOTAL UNITED KINGDOM..........                    1,105,691
                                                -----------
UNITED STATES -- 0.1%
WABCO Holdings, Inc. .........            334         5,274
                                                -----------
TOTAL COMMON STOCKS --  (Cost
  $10,273,009)................                    7,891,338
                                                -----------
PREFERRED STOCKS -- 0.1%
ITALY -- 0.1%
Istituto Finanziario
  Industriale SpA (a).........          1,211         8,147
                                                -----------
SOUTH KOREA -- 0.0% (e)
Daewoo Securities Co., Ltd. ..            790         2,892
                                                -----------
TOTAL PREFERRED STOCKS --
  (Cost $14,417)..............                       11,039
                                                -----------

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
RIGHTS -- 0.0% (e)
GERMANY -- 0.0% (e)
Premiere AG
  (expiring 1/12/09) (a)(c)
  (Cost $--)..................            647   $        --
                                                -----------
SHORT TERM INVESTMENTS -- 19.3%
UNITED STATES -- 19.3%
MONEY MARKET FUNDS -- 19.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)............      1,316,133     1,316,133
STIC Prime Portfolio..........        227,170       227,170
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --  (Cost
  $1,543,303).................                    1,543,303
                                                -----------
TOTAL INVESTMENTS -- 117.9%
  (Cost $11,830,729)..........                    9,445,680
OTHER ASSETS AND
  LIABILITIES -- (17.9)%......                   (1,434,118)
                                                -----------
NET ASSETS -- 100.0%..........                  $ 8,011,562
                                                ===========




(a)   Non-income producing security.
(b)   Security, or portion thereof, was on loan at Decembert 31, 2008.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees
(d) Reflects seperate holdings of the issuer's common stock traded on different securities exchanges.
(e)   Amount shown represents less than 0.05% of net assets.
(f)   Affiliated Fund managed by SSgA Funds Management, Inc.
(g)   Investments of cash collateral for securities loaned.
REIT = Real Estate Investment Trust

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................        7.3%
Construction & Engineering............        5.4
Real Estate Investment Trusts
  (REITs).............................        4.4
Oil, Gas & Consumable Fuels...........        4.4
Chemicals.............................        4.3
Road & Rail...........................        3.9
Media.................................        3.7
Insurance.............................        3.7
Machinery.............................        3.6
Food Products.........................        3.5
Multiline Retail......................        2.8
Real Estate Management & Development..        2.4
Health Care Providers & Services......        2.4
Food & Staples Retailing..............        2.3
Metals & Mining.......................        2.3
Electronic Equipment, Instruments &
  Components..........................        2.3
Industrial Conglomerates..............        1.9
Health Care Equipment & Supplies......        1.9
Diversified Financial Services........        1.9
IT Services...........................        1.9
Commercial Services & Supplies........        1.8
Hotels, Restaurants & Leisure.........        1.8
Electrical Equipment..................        1.7
Energy Equipment & Services...........        1.7
Leisure Equipment & Products..........        1.6
Software..............................        1.6
Capital Markets.......................        1.5
Trading Companies & Distributors......        1.5
Aerospace & Defense...................        1.4
Diversified Telecommunication
  Services............................        1.4
Household Durables....................        1.3
Auto Components.......................        1.2
Pharmaceuticals.......................        0.9
Professional Services.................        0.9
Electric Utilities....................        0.9
Office Electronics....................        0.9
Building Products.....................        0.8
Beverages.............................        0.8
Diversified Consumer Services.........        0.8
Consumer Finance......................        0.8
Personal Products.....................        0.8
Construction Materials................        0.7
Containers & Packaging................        0.6
Automobiles...........................        0.6
Independent Power Producers & Energy
  Traders.............................        0.5
Water Utilities.......................        0.5
Computers & Peripherals...............        0.5
Textiles, Apparel & Luxury Goods......        0.4
Marine................................        0.4
Air Freight & Logistics...............        0.4
Semiconductors & Semiconductor
  Equipment...........................        0.3
Transportation Infrastructure.........        0.3
Internet Software & Services..........        0.2
Internet & Catalog Retail.............        0.2
Paper & Forest Products...............        0.2
Biotechnology.........................        0.1
Specialty Retail......................        0.1
Airlines..............................        0.1
Distributors..........................        0.1
Household Products....................        0.0**
Communications Equipment..............        0.0**
Short Term Investments................       19.3
Other Assets and Liabilities..........      (17.9)
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   ----------
COMMON STOCKS -- 95.1%
ARGENTINA -- 0.8%
Banco Macro SA ADR............          3,523   $   38,119
MercadoLibre, Inc. (a)........          1,191       19,544
                                                ----------
TOTAL ARGENTINA...............                      57,663
                                                ----------
BRAZIL -- 4.6%
B2W Companhia Global Do
  Varejo......................          1,896       19,350
BR Malls Participacoes SA
  (a).........................          6,128       23,913
Cyrela Brazil Realty SA.......          5,000       19,726
Diagnosticos da America SA....          3,330       32,101
Eternit SA....................         13,811       30,263
Lojas Renner SA...............          3,100       20,831
Lupatech SA (a)...............          2,291       22,998
NET Servicos de Comunicacao SA
  Preference Shares (a).......          4,241       24,169
PDG Realty SA Empreendimentos
  e Participacoes.............          4,601       21,999
Sao Martinho SA (a)...........          3,947       15,504
Suzano Papel e Celulose SA
  (a).........................          6,400       33,180
Terna Participacoes SA........          3,605       33,994
Totvs SA......................          2,120       33,627
                                                ----------
TOTAL BRAZIL..................                     331,655
                                                ----------
CHILE -- 2.7%
Almendral SA..................        483,345       35,649
Companiha SudAmericana de
  Vapores SA..................         33,723       21,962
La Polar SA...................         16,991       28,796
Masisa SA.....................        583,532       44,402
Vina Concha Y Toro SA.........         41,363       62,637
                                                ----------
TOTAL CHILE...................                     193,446
                                                ----------
CHINA -- 12.8%
Anhui Expressway Co., Ltd. ...         98,000       35,406
Brilliance China Automotive
  Holdings, Ltd. (a)..........        282,000       14,736
Chaoda Modern Agriculture
  Holdings, Ltd. .............         81,120       51,811
China Everbright, Ltd. .......         28,000       34,394
China Green Holdings, Ltd. ...         45,000       35,825
China Hongxing Sports, Ltd.
  (b).........................        113,000       14,510
China Huiyuan Juice Group,
  Ltd. .......................         56,400       70,516
China Medical Technologies,
  Inc. ADR....................          1,063       21,536
China Mengniu Dairy Co.,
  Ltd. .......................         36,000       46,822
China Power International
  Development, Ltd. ..........        248,000       51,199
China Yurun Food Group,
  Ltd. .......................         24,000       28,211
CNPC Hong Kong, Ltd. .........         80,000       24,877
Great Wall Motor Co., Ltd. ...         40,000       13,935
Home Inns & Hotels Management,
  Inc. ADR (a)................          2,808       24,093
Huangshan Tourism Development
  Co., Ltd. ..................         29,900       25,236
Inner Mongolia Eerduosi
  Cashmere Products Co.,
  Ltd. .......................         59,900       33,065
Inner Mongolia Yitai Coal Co.,
  Ltd. .......................         12,000       29,544
Kingboard Chemical Holdings,
  Ltd. .......................         24,000       43,044
Li Ning Co., Ltd. ............         30,500       47,618
New Oriental Education &
  Technology Group, Inc. ADR
  (a).........................            500       27,455
Ports Design, Ltd. ...........         27,500       33,354
Shenzhen International
  Holdings, Ltd. .............        700,000       30,257
Shimao Property Holdings,
  Ltd. .......................         64,000       44,427
SINA Corp. (a)................          1,100       25,465
Sohu.com, Inc. (a)............            910       43,079
TPV Technology, Ltd. .........        116,000       37,418
Zhuzhou CSR Times Electric
  Co., Ltd. ..................         55,000       44,354
                                                ----------
TOTAL CHINA...................                     932,187
                                                ----------
CZECH REPUBLIC -- 0.6%
Philip Morris CR AS...........            138       43,060
                                                ----------
EGYPT -- 2.2%
Eastern Tobacco...............            947       30,929
Egyptian Financial Group-
  Hermes Holding..............          4,276       13,352
Egyptian for Tourism Resorts..         43,420       13,945
Egyptian Kuwait Holding Co. ..         23,522       30,814
Misr Beni Suef Cement Co. ....          3,012       27,326
Olympic Group Financial
  Investments.................          3,299       14,366
Six of October Development &
  Investment Co. (a)..........            950        7,128
Suez Cement Co. ..............          6,067       23,338
                                                ----------
TOTAL EGYPT...................                     161,198
                                                ----------
INDIA -- 7.9%
Amtek Auto, Ltd. .............          7,096        9,693
Anant Raj Industries, Ltd. ...         19,200       34,089
Ashok Leyland, Ltd. ..........         61,766       19,017
Bharat Forge, Ltd. ...........         10,887       18,804
CESC, Ltd. ...................          4,506       22,012
Divi's Laboratories, Ltd. ....          1,858       50,721
GTL, Ltd. ....................          7,359       31,267
India Cements, Ltd. ..........          9,556       19,183
Infrastructure Development
  Finance Co., Ltd. ..........         31,968       43,864
IVRCL Infrastructures &
  Projects, Ltd. .............         12,061       35,376
Jaiprakash Associates, Ltd. ..         25,662       43,560
Lanco Infratech, Ltd. (a).....         12,295       39,368
Moser Baer India, Ltd. .......         13,801       20,310
Mphasis, Ltd. ................         12,009       38,329
Nagarjuna Construction Co.,
  Ltd. .......................         11,764       17,385
Patni Computer Systems,
  Ltd. .......................          8,291       22,123
Sintex Industries, Ltd. ......          4,408       16,942
United Phosphorus, Ltd. ......         15,508       34,377
United Spirits, Ltd. .........          1,467       26,528
Yes Bank, Ltd. (a)............         20,589       31,906
                                                ----------
TOTAL INDIA...................                     574,854
                                                ----------
INDONESIA -- 1.6%
Bank Panin Indonesia Tbk PT
  (a).........................        843,500       44,883
Energi Mega Persada Tbk PT
  (a)(b)......................        391,000        3,013
Indofood Sukses Makmur Tbk
  PT..........................        247,500       21,117
Lippo Karawaci Tbk PT (a).....        606,500       44,514
                                                ----------
TOTAL INDONESIA...............                     113,527
                                                ----------
ISRAEL -- 3.5%
Clal Industries, Ltd. ........         18,567       40,064
Elbit Imaging, Ltd. ..........          1,188       10,222
First International Bank of
  Israel, Ltd. (a)............          5,721       40,245
IDB Development Corp., Ltd. ..             --            2
Koor Industries, Ltd. (a).....            928        9,828
NICE Systems, Ltd. (a)........          3,279       72,056
Orbotech, Ltd. (a)............          5,592       22,480
Osem Investments, Ltd. .......          4,973       59,974
                                                ----------
TOTAL ISRAEL..................                     254,871
                                                ----------

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   ----------
MALAYSIA -- 5.4%
Alliance Financial Group Bhd..        100,800   $   53,022
Bursa Malaysia Bhd............         18,000       26,792
Gamuda Bhd....................        101,400       55,389
IGB Corp. Bhd.................        133,600       53,286
KNM Group Bhd.................        162,650       19,038
Kulim Malaysia Bhd............         22,100       29,254
Malaysian Bulk Carriers Bhd...         33,700       23,278
Media Prima Bhd...............         82,300       26,403
Sarawake Energy Bhd...........         79,800       53,507
SP Setia Bhd..................         56,700       50,801
                                                ----------
TOTAL MALAYSIA................                     390,770
                                                ----------
MEXICO -- 3.0%
Consorcio ARA, SAB de CV (c)..         62,577       23,723
Grupo Aeroportuario del
  Sureste SAB de CV...........         16,104       60,050
Industrias CH SAB, (a)........         13,708       34,546
Mexichem SAB de CV............         31,800       28,612
Promotora y Operadora de
  Infraestructura, SAB de CV
  (a).........................         16,598       22,053
TV Azteca SAB de CV...........        126,354       50,182
                                                ----------
TOTAL MEXICO..................                     219,166
                                                ----------
MOROCCO -- 1.7%
Banque Centrale Populaire.....            236       70,032
Societe Anonyme Marocaine de
  1'Industrie du Raffinage....            742       53,120
                                                ----------
TOTAL MOROCCO.................                     123,152
                                                ----------
PAKISTAN -- 0.1%
EFU General Insurance, Ltd. ..          4,600        7,733
                                                ----------
PERU -- 0.2%
Sociedad Minera El Brocal SA..          3,824       17,174
                                                ----------
PHILIPPINES -- 0.9%
Ayala Land, Inc. .............        352,000       47,378
Megaworld Corp. ..............      1,232,000       17,100
                                                ----------
TOTAL PHILIPPINES.............                      64,478
                                                ----------
POLAND -- 2.8%
Agora SA......................          3,473       18,988
Asseco Poland SA..............          1,873       29,963
Ciech SA......................          1,280       10,161
Echo Investment SA (a)........         20,583       14,935
Emperia Holding SA............            712       12,363
Grupa Lotos SA (a)............          4,191       16,903
LPP SA (a)....................             49       18,853
Orbis SA......................          2,686       29,507
PBG SA (a)....................            494       32,678
Polimex Mostostal SA..........         20,580       21,184
                                                ----------
TOTAL POLAND..................                     205,535
                                                ----------
RUSSIA -- 1.1%
Pharmstandard GDR (a)(d)......          2,215       23,479
Pharmstandard GDR (a)(d)......            947       10,038
Polymetal GDR (a).............         10,919       49,136
                                                ----------
TOTAL RUSSIA..................                      82,653
                                                ----------
SOUTH AFRICA -- 11.2%
Afgri, Ltd. ..................         84,510       54,847
African Bank Investments,
  Ltd. .......................         10,554       29,339
Aspen Pharmacare Holdings,
  Ltd. (a)....................         21,288       77,369
Coronation Fund Managers,
  Ltd. .......................         73,253       36,607
DataTec, Ltd. ................         15,495       27,487
Foschini, Ltd. ...............         14,994       77,849
Gold Reef Resorts, Ltd. ......         22,006       42,846
Grindrod, Ltd. ...............         23,792       39,375
Hosken Consolidated
  Investments, Ltd. ..........          6,044       26,150
JD Group, Ltd. ...............         12,568       49,823
JSE, Ltd. ....................          7,007       27,740
Lewis Group, Ltd. ............         13,091       67,968
Massmart Holdings, Ltd. ......          3,737       34,181
Merafe Resources, Ltd. (a)....        110,438       10,154
Metorex, Ltd. ................         24,882        5,813
Mvelaphanda Resources, Ltd.
  (a).........................          8,079       20,099
Northam Platinum, Ltd. .......          7,682       17,117
Reunert, Ltd. ................         11,263       61,767
SA Corporate Real Estate
  Fund........................        215,552       60,620
Sappi, Ltd. ..................          4,056       16,496
Sentula Mining, Ltd. .........          7,478        4,602
Steinhoff International
  Holdings, Ltd. .............         22,601       30,681
                                                ----------
TOTAL SOUTH AFRICA............                     818,930
                                                ----------
TAIWAN -- 26.0%
Asia Optical Co., Inc. .......         19,090       22,424
BES Engineering Corp. ........        128,000       25,079
Capital Securities Corp. .....        107,100       25,912
Cathay Real Estate Development
  Co., Ltd. ..................         64,000       14,139
Chicony Electronics Co.,
  Ltd. .......................         22,630       21,825
China Bills Finance Corp.
  (a).........................        594,000       87,241
China Life Insurance Co., Ltd.
  (a).........................         73,540       26,778
China Petrochemical
  Development Corp. (a).......        119,780       22,702
Clevo Co. ....................         29,450       22,838
CMC Magnetics Corp. (a).......        166,000       26,151
Coretronic Corp. .............         66,420       34,609
D-Link Corp. .................         43,320       30,294
E.Sun Financial Holding Co.,
  Ltd. .......................        299,400       79,644
Everlight Electronics Co.,
  Ltd. .......................         18,119       23,851
Far Eastern Department Stores,
  Ltd. .......................         39,650       22,472
Far Eastern International Bank
  (a).........................        181,000       31,437
Faraday Technology Corp. .....         15,069       11,961
Feng Hsin Iron & Steel Co.,
  Ltd. .......................         27,270       26,507
Formosa Taffeta Co., Ltd. ....         89,000       46,103
Giant Manufacturing Co.,
  Ltd. .......................         23,550       52,313
Global Unichip Corp. .........          5,109       18,058
Goldsun Development &
  Construction Co., Ltd. .....         89,350       25,347
Greatek Electronics, Inc. ....         55,020       31,519
HannStar Display Corp. .......        246,474       32,144
Himax Technologies, Inc. ADR..         14,337       22,939
Hotai Motor Co., Ltd. ........         24,000       36,931
Inventec Co., Ltd. ...........        166,550       46,943
KGI Securities Co., Ltd. .....        122,000       39,405
King Yuan Electronics Co.,
  Ltd. .......................         76,546       16,794
Kinsus Interconnect Technology
  Corp. ......................         18,030       16,921
Largan Precision Co., Ltd. ...          3,020       18,727
Macronix International Co.,
  Ltd. .......................        105,429       27,788
Makalot Industrial Co.,
  Ltd. .......................         55,000       40,054
Mitac International Corp. ....         64,999       23,272
Nan Kang Rubber Tire Co.,
  Ltd. .......................         39,000       16,400
Polaris Securities Co.,
  Ltd. .......................        156,920       55,227
President Securities Corp. ...         89,924       30,689
Qisda Corp. ..................         89,080       17,643
RichTek Technology Corp. .....          3,100       12,374
Ritek Corp. (a)...............        221,000       29,159
Ruentex Development Co.,
  Ltd. .......................         33,000       17,497
Silicon Motion Technology
  Corp. ADR (a)...............          3,312        7,584

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   ----------
Simplo Technology Co., Ltd. ..          9,300   $   22,500
Sino-American Silicon
  Products, Inc. .............             75          154
Solar Applied Materials
  Technology Corp. ...........          9,788       12,377
Taichung Commercial Bank......        118,848       24,408
Taiwan Business Bank (a)......        163,000       34,867
Taiwan Glass Industrial
  Corp. ......................         95,240       54,269
Teco Electric & Machinery Co.,
  Ltd. .......................        234,000       72,015
Tripod Technology Corp. ......         29,540       28,939
TSRC Corp. ...................         36,000       26,875
Tung Ho Steel Enterprise
  Corp. ......................         39,000       25,193
Unimicron Technology Corp. ...         39,130       16,216
Universal Cement Corp. (a)....         47,800       18,571
Via Technologies, Inc. (a)....         70,000       16,915
Wafer Works Corp. ............          6,060        8,162
Walsin Lihwa Corp. ...........        204,000       39,534
Wan Hai Lines, Ltd. ..........         92,400       39,840
Winbond Electronics Corp.
  (a).........................        365,000       34,367
Wintek Corp. .................         64,000       12,520
WPG Holdings Co., Ltd. .......         32,304       15,405
Yageo Corp. ..................        198,000       24,978
Yang Ming Marine Transport....        100,899       31,052
Yosun Industrial Corp. .......         55,680       21,547
Yuen Foong Yu Paper
  Manufacturing Co., Ltd. ....        172,080       37,229
Yulon Motor Co., Ltd. ........         87,462       37,577
                                                ----------
TOTAL TAIWAN..................                   1,893,205
                                                ----------
THAILAND -- 3.9%
BEC World PCL.................         93,800       53,400
Cal-Comp Electronics Thailand
  PCL.........................        521,900       25,060
Central Pattana PCL...........         77,600       31,906
Charoen Pokphand Foods PCL....        444,900       40,678
Glow Energy PCL...............         28,200       18,243
Hana Microelectronics PCL.....        132,300       38,039
Minor International PCL.......        125,900       28,597
Thanachart Capital PCL........        165,300       33,507
Thoresen Thai Agencies PCL....         35,700       17,244
                                                ----------
TOTAL THAILAND................                     286,674
                                                ----------
TURKEY -- 2.1%
Albaraka Turk Katilim
  Bankasi.....................         15,318       20,841
BIM Birlesik Magazalar AS.....          1,298       27,121
Kardemir Karabuk Demir Celik
  Sanayi ve Ticaret AS (a)....         39,030       12,643
Petkim Petrokimya Holding AS
  (a).........................         10,414       31,171
Sekerbank TAS.................         13,454        9,501
Turk Hava Yollari Anonim
  Ortakligi (a)...............         13,427       49,585
                                                ----------
TOTAL TURKEY..................                     150,862
                                                ----------
TOTAL COMMON STOCKS --
  (Cost $10,494,414)..........                   6,922,793
                                                ----------
PREFERRED STOCKS -- 3.6%
BRAZIL -- 3.6%
Banco do Estado do Rio Grande
  do Sul SA...................          9,097       21,845
Braskem SA....................          5,000       11,900
Centrais Eletricas de Santa
  Catarina SA.................          2,606       39,000
Companiha de Tecidos Norte de
  Minas (a)...................         11,687       18,793
Confab Industrial SA..........         20,110       32,338
Marcopolo SA..................         18,967       25,783
Randon SA Implementos e
  Participacoes...............          8,484       22,811
Tam SA........................          1,552       12,705
Telemig Celular Participacoes
  SA..........................          2,456       35,808
Ultrapar Participacoes SA.....          2,000       43,585
                                                ----------
TOTAL PREFERRED STOCKS --
  (Cost $475,291).............                     264,568
                                                ----------
RIGHTS -- 0.0% (e)
SOUTH AFRICA -- 0.0% (e)
Metorex, Ltd.
  (expiring 01/23/09) (a)
  (Cost $0)...................          8,693          216
                                                ----------
SHORT TERM INVESTMENTS -- 1.4%
UNITED STATES -- 1.4%
MONEY MARKET FUNDS -- 1.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)............         22,555       22,555
STIC Prime Portfolio..........         79,044       79,044
                                                ----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $101,599).............                     101,599
                                                ----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $11,071,304)..........                   7,289,176
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.......                      (7,152)
                                                ----------
NET ASSETS -- 100.0%..........                  $7,282,024
                                                ==========




(a)   Non-income producing security.
(b) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(c)   Security, or portion thereof, was on loan at December 31, 2008.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)   Amount shown represents less than 0.05% of net assets.
(f)   Affiliated Fund managed by SSgA Funds Management, Inc.
(g)   Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................        6.9%
Food Products.........................        6.2
Real Estate Management & Development..        6.0
Electronic Equipment & Instruments....        4.9
Capital Markets.......................        4.4
Computers & Peripherals...............        4.0
Specialty Retail......................        3.8
Metals & Mining.......................        3.5
Construction & Engineering............        3.4
Semiconductors & Semiconductor
  Equipment...........................        3.1
Industrial Conglomerates..............        2.9
Textiles, Apparel & Luxury Goods......        2.8
Chemicals.............................        2.8
Construction Materials................        2.4
Media.................................        2.4
Marine................................        2.3
Hotels, Restaurants & Leisure.........        2.3
Diversified Financial Services........        2.2
Electrical Equipment..................        2.1
Electric Utilities....................        2.0
Paper & Forest Products...............        1.8
Oil, Gas & Consumable Fuels...........        1.8
Leisure Equipment & Products..........        1.7
Pharmaceuticals.......................        1.5
Household Durables....................        1.5
Communications Equipment..............        1.4
Transportation Infrastructure.........        1.3
IT Services...........................        1.3
Machinery.............................        1.2
Beverages.............................        1.2
Internet Software & Services..........        1.2
Tobacco...............................        1.0
Food & Staples Retailing..............        1.0
Multiline Retail......................        1.0
Building Products.....................        1.0
Independent Power Producers & Energy
  Traders.............................        1.0
Automobiles...........................        0.9
Software..............................        0.9
Airlines..............................        0.9
Auto Components.......................        0.6
Wireless Telecommunication Services...        0.5
Diversified Telecommunication
  Services............................        0.5
Insurance.............................        0.5
Consumer Finance......................        0.5
Health Care Providers & Services......        0.4
Air Freight & Logistics...............        0.4
Diversified Consumer Services.........        0.4
Health Care Equipment & Supplies......        0.3
Internet & Catalog Retail.............        0.3
Energy Equipment & Services...........        0.3
Short Term Investments................        1.4
Other Assets & Liabilities............       (0.1)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.2%
AUSTRALIA -- 8.7%
Abacus Property Group.........         54,373   $     8,150
Babcock & Brown Japan Property
  Trust.......................         45,486        10,782
Bunnings Warehouse Property
  Trust.......................         20,724        23,841
Centro Retail Group...........        145,749         6,808
CFS Retail Property Trust
  (a).........................        117,127       152,706
Commonwealth Property Office
  Fund........................        139,298       114,600
Dexus Property Group (a)......        296,050       169,253
Goodman Group.................        219,730       113,365
GPT Group.....................        376,738       241,649
ING Industrial Fund (a).......         99,649         9,727
ING Office Fund...............        144,392        81,543
ING Real Estate Community
  Living Group................         34,003         1,185
Macquarie CountryWide Trust
  (a).........................        121,127        17,734
Macquarie DDR Trust...........         74,271         3,262
Macquarie Office Trust (a)....        175,064        29,293
Tishman Speyer Office Fund
  (a).........................         27,974         3,413
Valad Property Group..........        141,265         5,220
Westfield Group (a)...........        157,165     1,419,002
                                                -----------
TOTAL AUSTRALIA...............                    2,411,533
                                                -----------
AUSTRIA -- 0.5%
Atrium European Real Estate,
  Ltd. (a)(b).................         18,729        67,169
CA Immobilien Anlagen AG (b)..          6,774        39,548
IMMOEAST AG (a)(b)............         32,636        20,868
Immofinanz Immobilien Anlagen
  AG (a)......................         36,208        24,662
                                                -----------
TOTAL AUSTRIA.................                      152,247
                                                -----------
BELGIUM -- 0.7%
Befimmo S.C.A. ...............            915        84,963
Cofinimmo REIT................            850       111,679
                                                -----------
TOTAL BELGIUM.................                      196,642
                                                -----------
CANADA -- 4.4%
Artis REIT....................          1,414         8,430
Boardwalk REIT................          2,064        42,735
Brookfield Asset Management,
  Inc. (Class A) (a)..........         44,769       672,714
Brookfield Properties Corp. ..         17,553       135,685
Calloway REIT.................          3,367        30,956
Canadian Apartment Properties
  REIT (a)....................          2,773        35,356
Canadian REIT.................          2,514        45,963
Chartwell Seniors Housing
  REIT........................          4,212        18,424
Extendicare REIT (b)..........          3,089        14,638
First Capital Realty, Inc. ...          2,904        44,624
H&R REIT......................          6,181        37,301
Primaris Retail REIT..........          2,669        23,134
RioCan REIT...................          9,236       102,198
                                                -----------
TOTAL CANADA..................                    1,212,158
                                                -----------
CHINA -- 5.7%
Champion REIT.................        144,000        38,647
GZI REIT......................         63,000        14,551
Hang Lung Group, Ltd. ........         72,996       220,866
Hang Lung Properties, Ltd. ...        157,018       341,176
Hong Kong Land Holdings, Ltd.
  (a).........................        106,000       262,880
Hysan Development Co., Ltd. ..         52,096        84,158
Kerry Properties, Ltd. .......         53,135       141,575
Prosperity REIT...............         99,000        11,496
The Link REIT.................        184,763       305,149
Wheelock & Co., Ltd. .........         72,016       157,967
                                                -----------
TOTAL CHINA...................                    1,578,465
                                                -----------
FRANCE -- 5.6%
Fonciere des Regions (a)......          1,698       115,655
Gecina SA REIT................          1,793       123,721
Klepierre.....................          7,068       171,935
Societe Immobiliere de
  Location pour l'Industrie et
  le Commerce (a).............            914        84,539
Unibail-Rodamco (a)...........          7,069     1,046,497
                                                -----------
TOTAL FRANCE..................                    1,542,347
                                                -----------
GERMANY -- 0.2%
IVG Immobilien AG (a).........          6,908        54,926
                                                -----------
ITALY -- 0.1%
Beni Stabili SpA (a)..........         36,392        25,040
                                                -----------
JAPAN -- 14.0%
Aeon Mall Co., Ltd. (a).......          6,800       128,349
Creed Office Investment
  Corp. ......................             11        11,285
DA Office Investment Corp. ...             18        38,164
Daibiru Corp. (a).............          5,000        52,399
Frontier Real Estate
  Investment Corp. ...........             12        65,527
Fukuoka REIT Corp. ...........              8        31,859
Global One REIT...............              9        74,164
Hankyu REIT, Inc. ............              8        36,977
Heiwa Real Estate Co., Ltd.
  (a).........................         12,500        31,715
Japan Excellent, Inc. ........             12        50,965
Japan Hotel and Resort,
  Inc. .......................              8        10,405
Japan Prime Realty Investment
  Corp. ......................             51       118,259
Japan Real Estate Investment
  Corp. ......................             38       333,679
Japan Retail Fund Investment
  Corp. ......................             33       140,155
Kenedix Realty Investment
  Corp. ......................             18        49,185
Mitsui Fudosan Co., Ltd. .....         76,000     1,224,887
Mori Hills REIT Investment
  Corp. ......................             10        33,061
Mori Trust Sogo REIT, Inc.
  (a).........................             10        81,853
Nippon Building Fund, Inc. ...             46       496,283
Nippon Commercial Investment
  Corp. (a)...................             22        22,934
Nippon Residential Investment
  Corp. (a)...................             22        20,144
Nomura Real Estate Office
  Fund, Inc. .................             25       159,404
NTT Urban Development Corp. ..             95        99,559
Orix JREIT, Inc. .............             22       102,416
Premier Investment Co. .......             11        34,110
Shoei Co., Ltd. ..............          3,200        32,441
TOC Co., Ltd. (a).............          9,000        45,670
Tokyu Land Corp. .............         40,000       147,821
Tokyu REIT, Inc. (a)..........             13        79,162
Top REIT, Inc. ...............             13        46,321
United Urban Investment
  Corp. ......................             18        69,697
                                                -----------
TOTAL JAPAN...................                    3,868,850
                                                -----------
NETHERLANDS -- 1.5%
Corio NV (a)..................          5,802       265,260
Eurocommercial Properties NV
  (a).........................          2,695        89,892
VastNed Retail NV.............          1,459        73,011
                                                -----------
TOTAL NETHERLANDS.............                      428,163
                                                -----------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust (a).......         45,879        26,812
Goodman Property Trust........         57,659        32,011
ING Property Trust............         46,653        17,994
Kiwi Income Property Trust
  (a).........................         63,027        37,201
                                                -----------
TOTAL NEW ZEALAND.............                      114,018
                                                -----------
SINGAPORE -- 2.7%
Frasers Commercial Trust (a)..         55,000         8,971
Ascendas REIT (a).............         84,000        79,875

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Cambridge Industrial Trust....         61,000   $    11,643
CapitaCommercial Trust........         68,000        42,242
CapitaLand, Ltd. .............        143,000       308,679
CapitaMall Trust (a)..........         91,000       100,427
Guocoland, Ltd. (a)...........         15,000        11,869
Macquarie Prime REIT..........         58,000        20,933
Mapletree Logistics Trust.....        113,000        27,451
Singapore Land, Ltd. (a)......         11,000        26,875
Suntec REIT (a)...............        124,000        61,107
United Industrial Corp.,
  Ltd. .......................         58,000        42,270
                                                -----------
TOTAL SINGAPORE...............                      742,342
                                                -----------
SOUTH AFRICA -- 0.4%
Capital Property Fund.........         25,500        16,412
Fountainhead Property Trust...         85,927        53,071
SA Corporate Real Estate
  Fund........................         71,311        20,055
Sycom Property Fund...........          8,767        17,894
                                                -----------
TOTAL SOUTH AFRICA............                      107,432
                                                -----------
SPAIN -- 0.0%(c)
Martinsa-Fadesa SA(b) (d)(e)..            178            --
                                                -----------
SWEDEN -- 0.8%
Castellum AB (a)..............         13,867       106,528
Fabege AB (a).................         10,873        41,249
Kungsleden AB (a).............         11,776        80,413
                                                -----------
TOTAL SWEDEN..................                      228,190
                                                -----------
SWITZERLAND -- 1.0%
PSP Swiss Property AG.........          3,640       180,230
Swiss Prime Site AG (a).......          1,994        95,171
                                                -----------
TOTAL SWITZERLAND.............                      275,401
                                                -----------
UNITED KINGDOM -- 6.2%
Big Yellow Group PLC..........          7,327        25,151
British Land Co. PLC..........         45,074       357,076
Brixton PLC...................         21,098        40,040
Capital & Regional PLC........          5,909         3,993
Derwent London PLC (a)........          8,136        84,807
Grainger PLC (a)..............         11,186        21,752
Great Portland Estates PLC
  (a).........................         15,617        58,379
Hammerson PLC (a).............         25,050       192,684
Land Securities Group PLC.....         40,637       538,102
Liberty International PLC
  (a).........................         24,130       165,832
Minerva PLC (b)...............         14,227         2,761
Quintain Estates & Development
  PLC.........................         11,554         6,105
Segro PLC (a).................         37,674       133,790
Shaftesbury PLC (a)...........         11,678        60,696
Workspace Group PLC...........         15,389        13,663
                                                -----------
TOTAL UNITED KINGDOM..........                    1,704,831
                                                -----------
UNITED STATES -- 46.3%
Acadia Realty Trust...........          2,567        36,631
Alexander's, Inc. ............            227        57,862
Alexandria Real Estate
  Equities, Inc. .............          2,705       163,220
AMB Property Corp. ...........          8,415       197,079
American Campus Communities,
  Inc. .......................          3,639        74,527
Apartment Investment &
  Management Co. (Class A)....          8,716       100,670
Ashford Hospitality Trust,
  Inc. .......................          7,963         9,157
Associated Estates Realty
  Corp. ......................          1,393        12,718
Avalonbay Communities, Inc. ..          6,583       398,798
BioMed Realty Trust, Inc. ....          6,967        81,653
Boston Properties, Inc. ......         10,302       566,610
Brandywine Realty Trust.......          7,691        59,298
BRE Properties, Inc. .........          4,400       123,112
Camden Property Trust.........          4,538       142,221
CBL & Associates Properties,
  Inc. .......................          5,743        37,330
Cedar Shopping Centers,
  Inc. .......................          3,905        27,647
Colonial Properties Trust.....          3,703        30,846
Corporate Office Properties
  Trust.......................          4,448       136,554
Cousins Properties, Inc. .....          3,568        49,417
DCT Industrial Trust, Inc. ...         14,828        75,030
Developers Diversified Realty
  Corp. ......................         10,313        50,327
DiamondRock Hospitality Co. ..          7,785        39,470
Digital Realty Trust, Inc. ...          5,859       192,468
Douglas Emmett, Inc. .........          9,393       122,673
Duke Realty Corp. ............         12,514       137,153
DuPont Fabros Technology,
  Inc. .......................          3,129         6,477
EastGroup Properties, Inc. ...          2,188        77,849
Education Realty Trust,
  Inc. .......................          2,412        12,591
Equity Lifestyle Properties,
  Inc. .......................          1,996        76,567
Equity One, Inc. .............          2,924        51,755
Equity Residential............         23,428       698,623
Essex Property Trust, Inc. ...          2,270       174,222
Extra Space Storage, Inc. ....          7,234        74,655
Federal Realty Investment
  Trust.......................          5,072       314,870
FelCor Lodging Trust, Inc. ...          5,532        10,179
First Industrial Realty Trust,
  Inc. .......................          3,805        28,728
First Potomac Realty Trust....          2,384        22,171
Forest City Enterprises, Inc.
  (Class A)...................          6,064        40,629
Glimcher Realty Trust.........          3,326         9,346
HCP, Inc. ....................         21,767       604,470
Health Care REIT, Inc. .......          8,880       374,736
Healthcare Realty Trust,
  Inc. .......................          5,095       119,631
Hersha Hospitality Trust......          4,178        12,534
Highwoods Properties, Inc. ...          5,514       150,863
Home Properties, Inc. ........          2,817       114,370
Hospitality Properties Trust..          8,083       120,194
Host Hotels & Resorts, Inc. ..         44,983       340,521
HRPT Properties Trust.........         19,400        65,378
Inland Real Estate Corp. .....          5,154        66,899
Kilroy Realty Corp. ..........          2,891        96,733
Kimco Realty Corp. ...........         19,884       363,480
Kite Realty Group Trust.......          2,973        16,530
LaSalle Hotel Properties......          3,546        39,183
Liberty Property Trust........          8,461       193,165
Mack-Cali Realty Corp. .......          5,696       139,552
Maguire Properties, Inc. (b)..          3,260         4,760
Mid-America Apartment
  Communities, Inc. ..........          2,432        90,373
Nationwide Health Properties,
  Inc. .......................          8,617       247,480
Parkway Properties, Inc. .....          1,350        24,300
Pennsylvania Real Estate
  Investment Trust............          3,496        26,045
Post Properties, Inc. ........          3,787        62,485
ProLogis......................         22,927       318,456
PS Business Parks, Inc. ......          1,354        60,470
Public Storage................         11,089       881,575
Ramco-Gershenson Properties
  Trust.......................          1,630        10,073
Regency Centers Corp. ........          5,991       279,780
Saul Centers, Inc. ...........          1,003        39,618
Senior Housing Properties
  Trust.......................          9,881       177,068
Simon Property Group, Inc. ...         19,221     1,021,212
SL Green Realty Corp. ........          4,907       127,091
Sovran Self Storage, Inc. ....          1,926        69,336
Strategic Hotels & Resorts,
  Inc. .......................          6,563        11,026
Sun Communities, Inc. ........          1,486        20,804
Sunstone Hotel Investors,
  Inc. .......................          4,208        26,048
Tanger Factory Outlet Centers,
  Inc. .......................          2,681       100,859
Taubman Centers, Inc. ........          4,531       115,359

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
The Macerich Co. .............          6,601   $   119,874
U-Store-It Trust..............          4,161        18,516
UDR, Inc. ....................         11,741       161,908
Universal Health Realty Income
  Trust.......................            970        31,923
Ventas, Inc. .................         12,376       415,462
Vornado Realty Trust..........         12,387       747,555
Washington Real Estate
  Investment Trust............          4,360       123,388
Weingarten Realty Investors...          6,991       144,644
                                                -----------
TOTAL UNITED STATES...........                   12,816,860
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $34,730,272)..........                   27,459,445
                                                -----------
RIGHTS -- 0.0% (c)
AUSTRALIA -- 0.0% (c)
ING Office Fund (expiring
  01/08/09) (b)...............         24,449           170
Macquarie Office Trust
  (expiring 01/12/09) (b).....        130,688         3,645
                                                -----------
TOTAL RIGHTS --
  (Cost $--)..................                        3,815
                                                -----------
SHORT TERM INVESTMENTS -- 8.7%
UNITED STATES -- 8.7%
MONEY MARKET FUNDS -- 8.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)............      1,933,859     1,933,859
STIC Prime Portfolio..........        470,208       470,208
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,404,067)...........                    2,404,067
                                                -----------
TOTAL INVESTMENTS -- 107.9%
  (COST $37,134,339)..........                   29,867,327
OTHER ASSETS AND
  LIABILITIES -- (7.9)%.......                   (2,192,875)
                                                -----------
NET ASSETS -- 100.0%..........                  $27,674,452
                                                ===========




(a)   Security, or portion thereof, was on loan at December 31, 2008.
(b)   Non-income producing security.
(c)   Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e)   Company has filed for civil rehabilitation (insolvency).
(f)   Affiliated Fund managed by SSgA Funds Management, Inc.
(g)   Investments of cash collateral for securities loaned.
REIT = Real Estate Investment Trust

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Retail REIT's.........................       28.8%
Real Estate Management & Development..       18.2
Office REIT's.........................       15.6
Specialized REIT's....................       13.3
Diversified REIT's....................       10.5
Residential REIT's....................        8.5
Industrial REIT's.....................        4.3
Short Term Investments................        8.7
Other Assets & Liabilities............       (7.9)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 99.8%
AUSTRALIA -- 3.1%
Aristocrat Leisure, Ltd. .......       7,216   $   19,520
Crown, Ltd. ....................       6,663       27,734
Fairfax Media, Ltd. ............      35,850       40,866
Tatts Group, Ltd. ..............      11,364       22,105
                                               ----------
TOTAL AUSTRALIA.................                  110,225
                                               ----------
BELGIUM -- 0.4%
S.A. D'Ieteren NV...............         118       12,318
                                               ----------
CANADA -- 3.7%
Canadian Tire Corp., Ltd. (Class
  A)............................         627       22,068
Gildan Activewear, Inc. (a).....         838        9,633
Magna International, Inc. (Class
  A)............................         692       20,600
Shaw Communications, Inc. ......       2,087       36,533
Thomson Reuters Corp. ..........       1,397       40,286
                                               ----------
TOTAL CANADA....................                  129,120
                                               ----------
CHINA -- 2.0%
Esprit Holdings, Ltd. ..........       4,700       26,623
Giordano International, Ltd. ...      80,000       20,128
GOME Electrical Appliances
  Holdings, Ltd. ...............      26,000        3,757
Li & Fung, Ltd. ................      12,000       20,562
                                               ----------
TOTAL CHINA.....................                   71,070
                                               ----------
FINLAND -- 0.8%
Nokian Renkaat Oyj..............         561        6,168
SanomaWSOY Oyj..................       1,672       21,406
                                               ----------
TOTAL FINLAND...................                   27,574
                                               ----------
FRANCE -- 11.8%
Accor SA........................         923       45,047
Cie Generale des Etablissements
  Michelin......................         705       36,818
Havas SA........................       9,322       19,022
Hermes International............         267       37,114
LVMH Moet Hennessy Louis Vuitton
  SA............................         745       49,470
PPR.............................         370       23,967
PSA Peugeot Citroen.............         829       14,001
Renault SA......................         787       20,293
Sodexo..........................         588       32,347
Thomson (a).....................       4,652        6,208
Vivendi.........................       4,049      130,943
                                               ----------
TOTAL FRANCE....................                  415,230
                                               ----------
GERMANY -- 14.3%
Adidas AG.......................         925       34,897
Bayerische Motoren Werke AG.....       1,319       39,621
Continental AG (a)..............         668       67,320
Daimler AG......................       3,388      125,743
Porsche Automobil Holding SE....         379       28,897
Premiere AG (a).................         643        3,325
TUI AG..........................       1,466       16,394
Volkswagen AG...................         541      188,004
                                               ----------
TOTAL GERMANY...................                  504,201
                                               ----------
GREECE -- 1.1%
Jumbo SA........................       1,982       11,957
OPAP SA.........................         874       25,124
                                               ----------
TOTAL GREECE....................                   37,081
                                               ----------
ITALY -- 2.2%
Fiat SpA........................       3,783       24,137
Lottomatica SpA.................       1,377       33,688
Pirelli & C. SpA................      55,752       20,382
                                               ----------
TOTAL ITALY.....................                   78,207
                                               ----------
JAPAN -- 36.8%
Aisin Seiki Co., Ltd. ..........       1,100       14,986
Aoyama Trading Co., Ltd. .......       2,000       31,351
Benesse Corp. ..................         600       26,012
Bridgestone Corp. ..............       3,100       45,380
Casio Computer Co., Ltd. .......       1,900       11,717
Denso Corp. ....................       1,700       27,568
Dentsu, Inc. ...................          15       29,289
Fast Retailing Co., Ltd. .......         300       42,956
Fuji Heavy Industries, Ltd. ....       6,000       15,819
Gunze, Ltd. ....................      10,000       32,432
Honda Motor Co., Ltd. ..........       5,400      113,540
Isetan Mitsukoshi Holdings, Ltd.
  (a)...........................       2,600       21,999
Isuzu Motors, Ltd. .............       6,000        7,479
Makita Corp. ...................         900       19,529
Matsushita Electric Industrial
  Co., Ltd. ....................       7,000       85,946
Mazda Motor Corp. ..............       7,000       11,506
Mitsubishi Motors Corp. (a).....      17,000       22,879
Namco Bandai Holdings, Inc. ....       2,000       21,511
Nikon Corp. ....................       1,000       11,671
Nissan Motor Co., Ltd. .........       8,000       28,241
Pioneer Corp. ..................       5,200        9,350
Rakuten, Inc. ..................          31       19,493
Resorttrust, Inc. ..............       3,200       35,371
Sanyo Electric Co., Ltd. (a)....      10,000       18,312
Sekisui Chemical Co., Ltd. .....       4,000       24,534
Sekisui House, Ltd. ............       4,000       34,330
Sharp Corp. ....................       4,000       28,064
Shimano, Inc. ..................         600       23,232
Sony Corp. .....................       3,700       78,449
Stanley Electric Co., Ltd. .....       1,200       12,351
Sumitomo Forestry Co., Ltd. ....       3,400       27,155
Suzuki Motor Corp. .............       1,800       24,384
Toyobo Co., Ltd. ...............      17,000       25,317
Toyota Motor Corp. .............       8,600      275,599
Yamada Denki Co., Ltd. .........         500       34,087
                                               ----------
TOTAL JAPAN.....................                1,291,839
                                               ----------
LUXEMBOURG -- 0.8%
Reinet Investments SCA (a)......         133        1,294
SES.............................       1,421       27,298
                                               ----------
TOTAL LUXEMBOURG................                   28,592
                                               ----------
NETHERLANDS -- 2.2%
Reed Elsevier NV................       3,490       40,848
Wolters Kluwer NV...............       1,892       35,610
                                               ----------
TOTAL NETHERLANDS...............                   76,458
                                               ----------
NORWAY -- 0.3%
Schibsted ASA...................       1,035       12,268
                                               ----------
SOUTH KOREA -- 2.6%
Hyundai Motor Co. ..............       1,237       38,793
LG Electronics, Inc. ...........         864       51,310
                                               ----------
TOTAL SOUTH KOREA...............                   90,103
                                               ----------
SPAIN -- 1.7%
Industria de Diseno Textil SA...         882       38,411
La Seda de Barcelona SA (Class
  B) (a)........................      15,959        7,543
NH Hoteles SA...................       2,406       12,341
                                               ----------
TOTAL SPAIN.....................                   58,295
                                               ----------
SWEDEN -- 3.1%
Electrolux AB...................       3,140       26,505
Eniro AB........................      12,323       16,674

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
Hennes & Mauritz AB (Class B)...       1,676   $   64,747
                                               ----------
TOTAL SWEDEN....................                  107,926
                                               ----------
SWITZERLAND -- 1.3%
Cie Financiere Richemont SA
  (Class A) (a).................         974       18,558
Swatch Group AG.................         209       28,630
                                               ----------
TOTAL SWITZERLAND...............                   47,188
                                               ----------
UNITED KINGDOM -- 11.6%
British Sky Broadcasting Group
  PLC...........................       5,280       36,438
Carnival PLC....................       1,158       25,124
Compass Group PLC...............       8,251       40,808
Enterprise Inns PLC.............       4,020        3,208
Home Retail Group PLC...........       5,694       17,315
Inchcape PLC....................       8,546        4,515
Kingfisher PLC..................      15,757       30,584
Marks & Spencer Group PLC.......       7,561       23,345
Next PLC........................       1,676       26,049
Pearson PLC.....................       4,836       44,568
Reed Elsevier PLC...............       5,517       40,097
Thomson Reuters PLC.............       1,189       25,813
Tui Travel PLC..................       7,923       26,599
Virgin Media, Inc. .............       2,097       10,464
Whitbread PLC...................       1,637       21,582
WPP Group PLC...................       5,619       32,517
                                               ----------
TOTAL UNITED KINGDOM............                  409,026
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $5,100,260).............                3,506,721
                                               ----------
RIGHTS -- 0.0% (b)
GERMANY -- 0.0% (b)
Premiere AG (expiring
  01/12/09)(a)(c)
  (Cost $0).....................         643           --
                                               ----------
SHORT TERM INVESTMENTS -- 1.2%
UNITED STATES -- 1.2%
MONEY MARKET FUND -- 1.2%
STIC Prime Portfolio
  (Cost $42,183)................      42,183       42,183
                                               ----------
TOTAL INVESTMENTS -- 101.0%
  (Cost $5,142,443).............                3,548,904
OTHER ASSETS AND
  LIABILITIES -- (1.0)%.........                  (34,448)
                                               ----------
NET ASSETS -- 100.0%............               $3,514,456
                                               ==========




  (a) Non-income producing security.
  (b) Amount shown represents less than 0.05% of net assets.
  (c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Automobiles...........................       27.9%
Media.................................       18.3
Household Durables....................       12.0
Hotels, Restaurants & Leisure.........       11.0
Specialty Retail......................        8.3
Auto Components.......................        7.2
Textiles, Apparel & Luxury Goods......        6.9
Multiline Retail......................        3.3
Leisure Equipment & Products..........        1.9
Distributors..........................        1.1
Internet & Catalog Retail.............        1.1
Diversified Consumer Services.........        0.8
Short Term Investments................        1.2
Other Assets & Liablities.............       (1.0)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 98.6%
AUSTRALIA -- 6.7%
Coca-Cola Amatil, Ltd. .........       8,296   $   53,155
Foster's Group, Ltd. ...........      15,698       60,196
Wesfarmers, Ltd. ...............       4,537       56,937
Woolworths, Ltd. ...............       6,922      128,710
                                               ----------
TOTAL AUSTRALIA.................                  298,998
                                               ----------
BELGIUM -- 2.9%
Anheuser-Busch InBev NV (a).....       2,040           11
Delhaize Group..................         836       51,364
InBev NV........................       3,319       76,493
                                               ----------
TOTAL BELGIUM...................                  127,868
                                               ----------
CANADA -- 2.9%
Loblaw Co., Ltd. ...............       1,585       44,899
Shoppers Drug Mart Corp. .......       1,867       72,669
Viterra, Inc. (a)...............       1,572       12,097
                                               ----------
TOTAL CANADA....................                  129,665
                                               ----------
DENMARK -- 0.7%
Carlsberg A/S (Class B).........         921       29,455
                                               ----------
FINLAND -- 0.5%
Kesko Oyj (Class B).............         924       22,862
                                               ----------
FRANCE -- 11.8%
Carrefour SA....................       3,261      124,747
Casino Guichard-Perrachon SA....         470       35,475
Groupe Danone...................       2,969      178,206
L'Oreal SA......................       1,188      102,881
Pernod -- Ricard SA.............       1,177       86,664
                                               ----------
TOTAL FRANCE....................                  527,973
                                               ----------
GERMANY -- 1.2%
Beiersdorf AG...................         901       52,602
                                               ----------
GREECE -- 0.1%
Alapis Holding Industrial and
  Commercial SA.................       6,089        4,571
                                               ----------
IRELAND -- 0.7%
Kerry Group PLC (Class A).......       1,703       31,011
                                               ----------
ITALY -- 0.6%
Parmalat SpA....................      17,146       27,766
                                               ----------
JAPAN -- 18.7%
Aeon Co., Ltd. .................       4,500       44,280
Ajinomoto Co., Inc. ............       7,000       74,981
Asahi Breweries, Ltd. ..........       3,700       62,816
Japan Tobacco, Inc. ............          28       91,120
Kao Corp. ......................       4,000      119,581
Kirin Holdings Co., Ltd. .......       6,000       77,838
Lawson, Inc. ...................       1,100       62,979
Nichirei Corp. .................      10,000       46,884
Seven & I Holdings Co., Ltd. ...       4,800      161,500
Shiseido Co., Ltd. .............       3,000       60,397
UNY Co., Ltd. ..................       3,000       32,432
                                               ----------
TOTAL JAPAN.....................                  834,808
                                               ----------
LUXEMBOURG -- 0.1%
Oriflame Cosmetics SA...........         232        6,616
                                               ----------
NETHERLANDS -- 8.7%
Heineken NV.....................       2,037       62,011
Koninklijke Ahold NV............       7,126       87,069
Unilever NV.....................       9,863      237,732
                                               ----------
TOTAL NETHERLANDS...............                  386,812
                                               ----------
NORWAY -- 0.1%
Marine Harvest (a)..............      15,432        2,314
                                               ----------
SINGAPORE -- 0.5%
Golden Agri-Resources, Ltd. ....      42,000        6,851
Wilmar International, Ltd. .....       7,000       13,555
                                               ----------
TOTAL SINGAPORE.................                   20,406
                                               ----------
SPAIN -- 1.8%
Ebro Puleva SA..................       3,362       45,799
SOS Cuetara SA..................       2,234       35,308
                                               ----------
TOTAL SPAIN.....................                   81,107
                                               ----------
SWEDEN -- 1.0%
Swedish Match AB................       3,090       43,666
                                               ----------
SWITZERLAND -- 11.5%
Lindt & Spruengli AG............          24       44,196
Nestle SA.......................      11,972      467,924
                                               ----------
TOTAL SWITZERLAND...............                  512,120
                                               ----------
UNITED KINGDOM -- 28.1%
British American Tobacco PLC....       7,163      185,375
Cadbury PLC.....................       8,546       74,398
Diageo PLC......................      13,815      190,879
Imperial Tobacco Group PLC......       5,572      148,206
J Sainsbury PLC.................       7,639       36,079
Reckitt Benckiser PLC...........       3,613      133,916
SABMiller PLC...................       3,573       59,744
Tate & Lyle PLC.................       3,592       20,696
Tesco PLC.......................      37,361      193,377
Unilever PLC....................       7,238      164,318
William Morrison Supermarkets
  PLC...........................      12,075       48,654
                                               ----------
TOTAL UNITED KINGDOM............                1,255,642
                                               ----------
TOTAL COMMON STOCKS --
(Cost $5,418,129)...............                4,396,262
                                               ----------
PREFERRED STOCK -- 1.3%
GERMANY -- 1.3%
Henkel AG & Co. KGaA
  (Cost $70,891)................       1,914       60,102
                                               ----------
RIGHTS -- 0.0% (b)
BELGIUM -- 0.0% (b)
Anheuser-Busch InBev NV
  (expired 12/09/08) (a)
  (Cost $106)...................           4           --
                                               ----------
SHORT TERM INVESTMENTS -- 0.3%
UNITED STATES -- 0.3%
MONEY MARKET FUNDS -- 0.3%
STIC Prime Portfolio
  (Cost $12,876)................      12,876       12,876
                                               ----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $5,502,002).............                4,469,240
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.........                   (9,060)
                                               ----------
NET ASSETS -- 100.0%............               $4,460,180
                                               ==========




  (a) Non-income producing security.
  (b) Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Food Products.........................       33.3%
Food & Staples Retailing..............       27.0
Beverages.............................       17.0
Tobacco...............................       10.5
Household Products....................        7.1
Personal Products.....................        5.0
Short Term Investments................        0.3
Other Assets & Liabliities............       (0.2)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------
COMMON STOCKS -- 99.0%
AUSTRALIA -- 4.2%
Origin Energy, Ltd. ...........        4,706   $   52,890
Santos, Ltd. ..................        3,575       37,063
Woodside Petroleum, Ltd. ......        2,228       57,009
WorleyParsons, Ltd. ...........        1,428       14,068
                                               ----------
TOTAL AUSTRALIA................                   161,030
                                               ----------
AUSTRIA -- 0.6%
OMV AG.........................          929       24,174
                                               ----------
CANADA -- 24.9%
Bonavista Energy Trust.........        1,398       19,252
Cameco Corp. ..................        2,096       35,740
Canadian Natural Resources,
  Ltd. ........................        2,929      115,665
Canadian Oil Sands Trust.......        1,365       23,330
Enbridge, Inc. ................        2,130       68,257
EnCana Corp. ..................        3,661      168,919
Enerplus Resources Fund........        1,165       22,611
Husky Energy, Inc. ............        1,630       40,760
Imperial Oil, Ltd. ............        1,630       54,122
Nexen, Inc. ...................        2,795       48,564
Niko Resources, Ltd. ..........          466       16,039
OPTI Canada, Inc. (a)..........        2,096        3,056
Penn West Energy Trust.........        1,398       15,546
Petro-Canada...................        2,329       50,410
Provident Energy Trust.........        4,659       20,191
Suncor Energy, Inc. ...........        5,060       97,224
Talisman Energy, Inc. .........        5,590       55,153
TransCanada Corp. .............        3,329       89,447
Vermilion Energy Trust.........        1,165       23,772
                                               ----------
TOTAL CANADA...................                   968,058
                                               ----------
FRANCE -- 13.0%
Bourbon SA.....................          771       19,334
Cie Generale de Geophysique-
  Veritas (a)..................          983       14,484
Technip SA.....................          699       21,191
Total SA.......................        8,348      451,517
                                               ----------
TOTAL FRANCE...................                   506,526
                                               ----------
HONG KONG -- 0.2%
Mongolia Energy Co., Ltd. (a)..       24,000        7,370
                                               ----------
ITALY -- 6.3%
Eni SpA........................        8,290      192,904
Saipem SpA.....................        1,451       23,840
Saras SpA......................        8,835       29,475
                                               ----------
TOTAL ITALY....................                   246,219
                                               ----------
JAPAN -- 2.9%
Inpex Holdings, Inc. ..........            5       38,500
Nippon Mining Holdings, Inc. ..        7,000       29,189
Nippon Oil Corp. ..............        9,000       44,379
                                               ----------
TOTAL JAPAN....................                   112,068
                                               ----------
LUXEMBOURG -- 0.7%
Acergy SA......................        4,571       25,459
                                               ----------
NETHERLANDS -- 0.5%
SBM Offshore NV................        1,374       17,856
                                               ----------
NORWAY -- 3.2%
Aker Solutions ASA.............        3,334       21,426
StatoilHydro ASA...............        6,357      103,407
                                               ----------
TOTAL NORWAY...................                   124,833
                                               ----------
PAPUA NEW GUINEA -- 0.6%
Oil Search, Ltd. ..............        7,668       24,860
                                               ----------
PORTUGAL -- 0.7%
Galp Energia SGPS SA (Class
  B)...........................        2,558       25,530
                                               ----------
SPAIN -- 4.1%
Cia Espanola de Petroleos SA...          727       68,314
Repsol YPF SA..................        4,409       92,544
                                               ----------
TOTAL SPAIN....................                   160,858
                                               ----------
SWITZERLAND -- 2.2%
Transocean, Ltd. (a)...........        1,800       85,050
                                               ----------
UNITED KINGDOM -- 34.9%
Amec PLC.......................        2,874       20,361
BG Group PLC...................       12,424      170,945
BP PLC.........................       65,932      498,615
Cairn Energy PLC (a)...........          757       21,931
Royal Dutch Shell PLC (Class
  A)...........................       13,787      357,792
Royal Dutch Shell PLC (Class
  B)...........................        9,707      240,885
Tullow Oil PLC.................        4,714       44,698
                                               ----------
TOTAL UNITED KINGDOM...........                 1,355,227
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $6,180,812)............                 3,845,118
                                               ----------
SHORT TERM INVESTMENTS -- 3.2%
UNITED STATES -- 3.2%
MONEY MARKET FUNDS -- 3.2%
STIC Prime Portfolio
  (Cost $123,399)..............      123,399      123,399
                                               ----------
TOTAL INVESTMENTS -- 102.2%
  (Cost $6,304,211)............                 3,968,517
OTHER ASSETS AND
  LIABILITIES -- (2.2)%........                   (85,810)
                                               ----------
NET ASSETS -- 100.0%...........                $3,882,707
                                               ==========




  (a) Non-income producing security.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Oil, Gas & Consumable Fuels...........       92.2%
Energy Equipment & Services...........        6.8
Short Term Investments................        3.2
Other Assets & Liabilities............       (2.2)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------
COMMON STOCKS -- 99.6%
AUSTRALIA -- 11.2%
AMP, Ltd. .....................        5,392   $   20,375
Australia & New Zealand Banking
  Group, Ltd. .................        3,439       36,660
Commonwealth Bank of
  Australia....................        2,294       46,222
Commonwealth Property Office
  Fund.........................       41,535       34,171
Macquarie Group, Ltd. .........          780       15,667
National Australia Bank,
  Ltd. ........................        2,888       42,022
QBE Insurance Group, Ltd. .....        2,174       39,121
Westfield Group................        3,883       35,059
Westpac Banking Corp. .........        5,293       62,624
                                               ----------
TOTAL AUSTRALIA................                   331,921
                                               ----------
AUSTRIA -- 0.5%
Atrium European Real Estate,
  Ltd. (a).....................        2,627        9,421
Raiffeisen International Bank-
  Holding AG...................          175        4,695
                                               ----------
TOTAL AUSTRIA..................                    14,116
                                               ----------
BELGIUM -- 1.7%
Gimv NV........................          647       27,880
KBC Groep NV...................          409       12,195
RHJ International (a)..........        2,069       10,009
                                               ----------
TOTAL BELGIUM..................                    50,084
                                               ----------
CANADA -- 10.6%
Bank of Montreal...............        1,044       26,428
Bank of Nova Scotia............        1,616       43,604
Brookfield Asset Management,
  Inc. (Class A)...............        1,313       19,729
Canadian Imperial Bank of
  Commerce.....................          751       31,080
Manulife Financial Corp. ......        2,424       40,842
Royal Bank of Canada...........        2,263       66,176
Sun Life Financial, Inc. ......        1,247       28,728
TMX Group, Inc. ...............          586       11,957
Toronto-Dominion Bank..........        1,276       44,911
                                               ----------
TOTAL CANADA...................                   313,455
                                               ----------
CHINA -- 6.0%
Bank of East Asia, Ltd. .......        6,246       13,056
Cheung Kong Holdings, Ltd. ....        5,000       47,289
GZI REIT.......................      227,000       52,428
Hong Kong Exchanges and
  Clearing, Ltd. ..............        2,300       21,842
New World Development Co.,
  Ltd. ........................       10,000       10,142
Sun Hung Kai Properties,
  Ltd. ........................        4,000       33,341
                                               ----------
TOTAL CHINA....................                   178,098
                                               ----------
DENMARK -- 0.4%
Jyske Bank A/S (a).............          519       11,873
                                               ----------
FINLAND -- 1.0%
Sponda Oyj.....................        3,510       15,125
Technopolis Oyj................        3,430       13,732
                                               ----------
TOTAL FINLAND..................                    28,857
                                               ----------
FRANCE -- 6.6%
AXA............................        2,539       55,922
BNP Paribas SA.................        1,387       58,322
Societe Generale...............          917       45,888
Store Electronic (a)...........          782       11,229
Unibail-Rodamco................          172       25,463
                                               ----------
TOTAL FRANCE...................                   196,824
                                               ----------
GERMANY -- 6.6%
Allianz SE.....................          682       71,101
Commerzbank AG.................        1,339       12,359
Deutsche Bank AG...............          841       32,534
Deutsche Boerse AG.............          361       25,492
Hypo Real Estate Holding AG....          193          818
Muenchener Rueckversicherungs-
  Gesellschaft AG..............          347       53,541
                                               ----------
TOTAL GERMANY..................                   195,845
                                               ----------
IRELAND -- 0.2%
Bank of Ireland................        6,144        7,123
                                               ----------
ITALY -- 7.7%
Assicurazioni Generali SpA.....        1,544       41,830
Banca Monte dei Paschi di Siena
  SpA..........................       13,544       28,730
Banca Popolare dell'Etruria e
  del Lazio Scrl...............        3,307       18,387
Banco Popolare Societa
  Cooperativa Scarl............        1,519       10,452
Intesa Sanpaolo SpA............       15,882       56,020
UniCredit SpA..................       19,618       47,586
Unione di Banche Italiane
  ScpA.........................        1,779       25,446
                                               ----------
TOTAL ITALY....................                   228,451
                                               ----------
JAPAN -- 19.1%
Chuo Mitsui Trust Holdings,
  Inc. ........................        3,000       14,231
Daito Trust Construction Co.,
  Ltd. ........................          600       30,976
Daiwa House Industry Co.,
  Ltd. ........................        3,000       28,627
Daiwa Securities Group, Inc. ..        4,000       23,210
Mitsubishi Estate Co., Ltd. ...        1,990       31,765
Mitsubishi UFJ Financial Group,
  Inc. ........................       14,400       87,210
Mitsui Fudosan Co., Ltd. ......        1,928       31,073
Mitsui Sumitomo Insurance Group
  Holdings, Inc. ..............          900       27,650
Mizuho Financial Group, Inc. ..           17       48,328
Nomura Holdings, Inc. .........        3,800       30,559
ORIX Corp. ....................          220       12,110
Resona Holdings, Inc. .........           14       20,710
Sompo Japan Insurance, Inc. ...        3,000       21,346
Sumitomo Mitsui Financial
  Group, Inc. .................           12       49,774
Sumitomo Realty & Development
  Co., Ltd. ...................          574        8,320
T&D Holdings, Inc. ............          500       20,408
The Bank of Yokohama, Ltd. ....        4,000       22,990
The Sumitomo Trust & Banking
  Co., Ltd. ...................        4,000       22,769
Tokio Marine Holdings, Inc. ...        1,300       37,000
                                               ----------
TOTAL JAPAN....................                   569,056
                                               ----------
NETHERLANDS -- 2.5%
Aegon NV.......................        2,940       18,492
Fortis.........................        3,678        4,750
ING Groep NV...................        3,259       33,206
Van Lanschot NV................          267       17,815
                                               ----------
TOTAL NETHERLANDS..............                    74,263
                                               ----------
NORWAY -- 0.5%
Sparebanken Rogaland...........        3,468       16,097
                                               ----------
PORTUGAL -- 0.4%
Banco Comercial Portugues SA
  (a)..........................       11,226       12,718
                                               ----------
SINGAPORE -- 3.1%
City Developments, Ltd. .......        4,000       17,686
Oversea-Chinese Banking Corp.,
  Ltd. ........................       11,000       38,098
United Overseas Bank, Ltd. ....        4,000       35,870
                                               ----------
TOTAL SINGAPORE................                    91,654
                                               ----------
SPAIN -- 9.5%
Banco Bilbao Vizcaya Argentaria
  SA...........................        5,713       68,772
Banco de Sabadell SA...........        3,980       26,832
Banco Guipuzcoano SA...........        1,769       13,844
Banco Pastor SA................        1,785       12,406
Banco Popular Espanol SA.......        3,651       30,857

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------
Banco Santander SA.............       11,201   $  105,097
Corporacion Financiera Alba
  SA...........................          662       25,076
                                               ----------
TOTAL SPAIN....................                   282,884
                                               ----------
SWEDEN -- 2.3%
Investor AB....................        2,889       42,744
Nordea Bank AB.................        3,725       25,766
                                               ----------
TOTAL SWEDEN...................                    68,510
                                               ----------
SWITZERLAND -- 7.5%
Credit Suisse Group AG.........        1,648       44,128
Julius Baer Holding AG.........          503       18,894
Swiss Life Holding (a).........          102        6,938
Swiss Reinsurance..............          735       34,735
UBS AG (a).....................        4,639       64,681
Zurich Financial Services AG...          257       54,812
                                               ----------
TOTAL SWITZERLAND..............                   224,188
                                               ----------
UNITED KINGDOM -- 2.2%
Barclays PLC...................       13,553       29,891
HBOS PLC.......................        6,866        6,811
HSBC Holdings PLC..............        2,117       20,150
Man Group PLC..................        2,279        7,780
                                               ----------
TOTAL UNITED KINGDOM...........                    64,632
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $4,853,064)............                 2,960,649
                                               ----------
RIGHTS -- 0.0% (b)
BELGIUM -- 0.0% (b)
Fortis (expiring 7/4/14) (a)(c)
  (Cost $0)....................        3,678           --
                                               ----------
UNITED KINGDOM -- 0.0% (b)
HBOS PLC (expiring 1/9/09) (a)
  (Cost $0)....................        9,501           --
                                               ----------
TOTAL RIGHTS --
  (Cost $0)....................                        --
                                               ----------
SHORT TERM INVESTMENTS -- 0.5%
UNITED STATES -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $14,887)...............       14,887       14,887
                                               ----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $4,867,951)............                 2,975,536
OTHER ASSETS AND
  LIABILITIES -- (0.1)%........                    (1,991)
                                               ----------
NET ASSETS -- 100.0%...........                $2,973,545
                                               ==========




(a)   Non-income producing security.
(b)   Amount shown represents less than 0.05% of net assets.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
REIT = Real Estate Investment Trust

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Commercial Banks......................       49.8%
Insurance.............................       19.3
Real Estate Management & Development..       14.9
Capital Markets.......................        8.4
Diversified Financial Services........        6.8
Consumer Finance......................        0.4
Short Term Investments................        0.5
Other Assets & Liabilities............       (0.1)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 98.1%
AUSTRALIA -- 3.7%
Cochlear, Ltd. .................         439   $   16,956
CSL, Ltd. ......................       4,764      111,933
Primary Health Care, Ltd. ......       3,599       12,295
Sonic Healthcare, Ltd. .........       4,786       48,584
                                               ----------
TOTAL AUSTRALIA.................                  189,768
                                               ----------
BELGIUM -- 0.9%
UCB SA..........................       1,463       47,384
                                               ----------
CANADA -- 0.2%
MDS, Inc. (a)...................       1,671       10,220
                                               ----------
DENMARK -- 5.7%
Coloplast A/S (Class B).........         533       36,282
Genmab A/S (a)..................         279       10,577
H. Lundbeck A/S.................       1,021       20,974
Novo-Nordisk A/S (Class B)......       4,174      211,247
William Demant A/S (a)..........         311       12,691
                                               ----------
TOTAL DENMARK...................                  291,771
                                               ----------
FINLAND -- 0.6%
Orion Oyj (Class A).............         919       15,330
Orion Oyj (Class B).............         900       15,100
                                               ----------
TOTAL FINLAND...................                   30,430
                                               ----------
FRANCE -- 9.2%
bioMerieux......................         279       23,269
Essilor International SA........       2,219      103,547
Ipsen SA........................         524       20,388
Orpea (a).......................         848       30,447
Sanofi-Aventis..................       4,674      294,968
                                               ----------
TOTAL FRANCE....................                  472,619
                                               ----------
GERMANY -- 9.5%
Bayer AG........................       3,871      223,576
Celesio AG......................       1,236       33,331
Fresenius Medical Care AG & Co.
  KGaA..........................       2,145       99,319
Fresenius SE....................         326       16,418
Merck KGaA......................         588       52,727
Rhoen-Klinikum AG...............         913       21,664
Schwarz Pharma AG...............         141       21,814
Stada Arzneimittel AG...........         692       19,719
                                               ----------
TOTAL GERMANY...................                  488,568
                                               ----------
IRELAND -- 0.4%
Elan Corp. PLC (a)..............       3,348       19,383
                                               ----------
ITALY -- 0.3%
Recordati SpA...................       2,614       14,044
                                               ----------
JAPAN -- 21.5%
Alfresa Holdings Corp. .........         200        9,443
Astellas Pharma, Inc. ..........       3,400      136,150
Chugai Pharmaceutical Co.,
  Ltd. .........................       2,125       40,390
Daiichi Sankyo Co., Ltd. .......       5,100      118,147
Dainippon Sumitomo Pharma Co.,
  Ltd. .........................       1,000        9,178
Eisai Co., Ltd. ................       2,400       97,959
Hisamitsu Pharmaceutical Co.,
  Inc. .........................         600       24,225
Kyowa Hakko Kogyo Co., Ltd. ....       2,422       24,821
Mediceo Paltac Holdings Co.,
  Ltd. .........................       1,600       18,921
Mitsubishi Tanabe Pharma
  Corp. ........................       2,000       29,719
Olympus Corp. ..................       2,000       38,632
Ono Pharmaceutical Co., Ltd. ...       1,200       61,820
Shionogi & Co., Ltd. ...........       3,000       75,951
Suzuken Co., Ltd. ..............         700       20,618
Taisho Pharmaceutical Co.,
  Ltd. .........................       2,000       41,986
Takeda Pharmaceutical Co.,
  Ltd. .........................       5,600      286,641
Terumo Corp. ...................       1,400       64,402
                                               ----------
TOTAL JAPAN.....................                1,099,003
                                               ----------
NETHERLANDS -- 1.0%
OPG Groep NV....................       1,126       14,540
Qiagen NV (a)...................       2,154       37,038
                                               ----------
TOTAL NETHERLANDS...............                   51,578
                                               ----------
NEW ZEALAND -- 0.4%
Fisher & Paykel Healthcare
  Corp., Ltd. ..................      10,469       19,272
                                               ----------
SINGAPORE -- 0.3%
Parkway Holdings, Ltd. .........      16,000       13,771
                                               ----------
SPAIN -- 0.7%
Faes Farma SA...................       1,707        7,118
Grifols SA......................       1,583       27,088
                                               ----------
TOTAL SPAIN.....................                   34,206
                                               ----------
SWEDEN -- 1.0%
Elekta AB (Class B).............         737        7,199
Getinge AB (a)..................         293        3,381
Getinge AB (Class B)............       2,643       31,250
Meda AB (Class A)...............       1,635       10,855
                                               ----------
TOTAL SWEDEN....................                   52,685
                                               ----------
SWITZERLAND -- 25.9%
Acino Holding AG................          67       14,478
Actelion, Ltd. (a)..............       1,072       59,827
Bachem Holding AG (Class B).....         497       37,590
Basilea Pharmaceutica AG (a)....         120       16,788
Coltene Holding AG..............         202        8,161
Galenica AG.....................          78       25,155
Lonza Group AG..................         496       45,459
Nobel Biocare Holding AG........       1,737       34,957
Novartis AG.....................       8,709      431,216
Roche Holding AG (b)............         228       36,138
Roche Holding AG (b)............       2,882      440,010
Sonova Holding AG...............         727       43,373
Straumann Holding AG............         116       20,217
Synthes, Inc. ..................         804      100,769
Tecan Group AG..................         314       11,506
                                               ----------
TOTAL SWITZERLAND...............                1,325,644
                                               ----------
UNITED KINGDOM -- 16.8%
AstraZeneca PLC.................       7,015      283,109
Consort Medical PLC.............       1,395        8,013
GlaxoSmithKline PLC.............      21,719      401,105
Hikma Pharmaceuticals PLC.......       2,154       10,839
Shire, Ltd. ....................       5,683       82,688
Smith & Nephew PLC..............       7,997       50,417
SSL International PLC...........       3,749       26,681
                                               ----------
TOTAL UNITED KINGDOM............                  862,852
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $6,047,499).............                5,023,198
                                               ----------
PREFERRED STOCKS -- 1.1%
GERMANY -- 1.1%
Fresenius SE
  (Cost $79,650)................         973       56,251
                                               ----------

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
SHORT TERM INVESTMENTS -- 0.3%
UNITED STATES -- 0.3%
MONEY MARKET FUNDS -- 0.3%
STIC Prime Portfolio
  (Cost $17,824)................      17,824   $   17,824
                                               ----------
TOTAL INVESTMENTS -- 99.5%
  (Cost $6,144,973).............                5,097,273
OTHER ASSETS AND
  LIABILITIES -- 0.5%...........                   24,832
                                               ----------
NET ASSETS -- 100.0%............               $5,122,105
                                               ==========




  (a) Non-income producing security.
  (b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Pharmaceuticals.......................       71.3%
Health Care Equipment & Supplies......       14.3
Health Care Providers & Services......        7.5
Biotechnology.........................        5.2
Life Sciences, Tools & Services.......        0.9
Short Term Investments................        0.3
Other Assets & Liabilities............        0.5
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 99.5%
AUSTRALIA -- 4.8%
Boom Logistics, Ltd. ...........      47,383   $   21,804
Bradken, Ltd. ..................       4,290        8,195
Brambles, Ltd. .................       5,970       30,884
GWA International, Ltd. ........      14,674       29,669
Leighton Holdings, Ltd. ........         581       11,200
Macquarie Infrastructure Group..      15,750       18,778
Toll Holdings, Ltd. ............       4,399       18,923
Transurban Group................       7,599       28,609
Virgin Blue Holdings, Ltd. .....       4,321          904
                                               ----------
TOTAL AUSTRALIA.................                  168,966
                                               ----------
AUSTRIA -- 0.6%
Andritz AG......................         455       11,485
Zumtobel AG.....................       1,352       10,487
                                               ----------
TOTAL AUSTRIA...................                   21,972
                                               ----------
BELGIUM -- 0.4%
Bekaert NV......................         233       15,650
                                               ----------
CANADA -- 4.5%
Bombardier, Inc. ...............       4,976       17,937
CAE, Inc. ......................       2,290       15,025
Canadian National Railway Co. ..       1,538       55,789
Canadian Pacific Railway,
  Ltd. .........................         649       21,544
SNC-Lavalin Group, Inc. ........         721       23,181
Toromont Industries, Ltd. ......       1,304       24,284
                                               ----------
TOTAL CANADA....................                  157,760
                                               ----------
CHINA -- 2.1%
Hopewell Highway Infrastructure,
  Ltd. .........................      48,000       26,693
Hutchison Whampoa, Ltd. ........       6,000       30,077
Jardine Matheson Holdings,
  Ltd. .........................         951       17,594
                                               ----------
TOTAL CHINA.....................                   74,364
                                               ----------
DENMARK -- 2.1%
A P Moller -- Maersk A/S........           5       26,239
FLSmidth & Co. A/S..............         275        9,295
NKT Holding A/S.................         356        7,031
Vestas Wind Systems A/S (a).....         563       31,911
                                               ----------
TOTAL DENMARK...................                   74,476
                                               ----------
FINLAND -- 1.4%
Kone Oyj (Class B)..............       1,012       21,847
Metso Oyj.......................         648        7,674
Wartsila Oyj (Class B)..........         455       13,288
YIT Oyj.........................         943        6,004
                                               ----------
TOTAL FINLAND...................                   48,813
                                               ----------
FRANCE -- 8.1%
Air France-KLM..................       1,368       17,438
Alstom SA.......................         627       36,588
Bouygues SA.....................         963       40,426
Cie de Saint-Gobain.............         924       43,150
Eiffage SA......................         273       14,181
Schneider Electric SA...........         698       51,424
Vallourec SA....................         180       20,267
Vinci SA........................       1,496       62,385
                                               ----------
TOTAL FRANCE....................                  285,859
                                               ----------
GERMANY -- 9.9%
Deutsche Lufthansa AG...........       1,611       25,059
Deutsche Post AG................       2,504       41,455
GEA Group AG....................         877       14,812
Hochtief AG.....................         279       13,861
Kloeckner & Co. AG..............         445        7,602
MAN AG..........................         358       19,268
Pfeiffer Vacuum Technology AG...         308       20,092
Q-Cells AG (a)..................         165        5,803
SGL Carbon AG (a)...............         331       10,997
Siemens AG......................       2,498      182,923
Solarworld AG...................         362        7,598
                                               ----------
TOTAL GERMANY...................                  349,470
                                               ----------
IRELAND -- 0.5%
DCC PLC.........................       1,308       19,000
                                               ----------
ITALY -- 2.1%
Ansaldo STS SpA.................       2,741       38,177
Autostrada Torino-Milano SpA....       2,001       15,187
Finmeccanica SpA................       1,496       22,646
                                               ----------
TOTAL ITALY.....................                   76,010
                                               ----------
JAPAN -- 32.8%
Asahi Glass Co., Ltd. ..........       4,000       22,239
Central Japan Railway Co. ......           6       51,428
Daikin Industries, Ltd. ........         900       22,984
East Japan Railway Co. .........          10       76,007
Fanuc, Ltd. ....................         600       41,633
Futaba Corp. ...................       2,300       28,823
Hankyu Hanshin Holdings, Inc. ..       7,000       39,923
IHI Corp. ......................      12,000       14,959
Itochu Corp. ...................       5,000       24,435
Iwatani Corp. ..................      14,000       34,286
Jgc Corp. ......................       1,000       14,429
Kajima Corp. ...................       7,000       23,938
Kamigumi Co., Ltd. .............       6,000       52,818
Kawasaki Heavy Industries,
  Ltd. .........................      11,000       21,721
Kawasaki Kisen Kaisha, Ltd. ....       3,000       13,635
Kokuyo Co., Ltd. ...............       3,800       27,289
Komatsu, Ltd. ..................       2,700       33,299
Kubota Corp. ...................       5,000       34,970
Marubeni Corp. .................       5,000       18,533
MEITEC Corp. ...................       1,600       27,217
MISUMI Group, Inc. .............       2,000       23,409
Mitsubishi Corp. ...............       4,100       55,993
Mitsubishi Electric Corp. ......       6,000       36,536
Mitsubishi Heavy Industries,
  Ltd. .........................      12,000       52,289
Mitsui & Co., Ltd. .............       5,000       49,697
Mitsui OSK Lines, Ltd. .........       4,000       23,916
NGK Insulators, Ltd. ...........       1,000       10,954
Nippon Sheet Glass Co., Ltd. ...       5,000       16,051
Nippon Yusen KK.................       4,000       24,048
Secom Co., Ltd. ................       1,000       50,745
Sojitz Corp. ...................       6,000        9,730
Sumitomo Corp. .................       3,900       33,558
Sumitomo Electric Industries,
  Ltd. .........................       2,900       21,818
Sumitomo Heavy Industries,
  Ltd. .........................       4,000       15,444
The Japan Steel Works, Ltd. ....       2,000       27,137
THK Co., Ltd. ..................       1,400       14,363
Tokyu Corp. ....................       6,000       29,719
Yamato Holdings Co., Ltd. ......       3,000       38,389
                                               ----------
TOTAL JAPAN.....................                1,158,362
                                               ----------
NETHERLANDS -- 4.2%
Aalberts Industries NV..........       1,457       10,248
European Aeronautic Defence and
  Space Co. NV..................       1,861       31,120
Koninklijke (Royal) Philips
  Electronics NV................       2,829       54,386
Koninklijke BAM Groep NV........       1,225       10,915
Randstad Holding NV.............         677       13,693
TNT NV..........................       1,450       27,734
                                               ----------
TOTAL NETHERLANDS...............                  148,096
                                               ----------

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
NORWAY -- 0.8%
Orkla ASA.......................       3,552   $   23,056
Renewable Energy Corp AS (a)....         638        5,877
                                               ----------
TOTAL NORWAY....................                   28,933
                                               ----------
SINGAPORE -- 2.1%
Fraser and Neave, Ltd. .........      11,000       22,523
Haw Par Corp., Ltd. ............      12,000       30,234
Keppel Corp., Ltd. .............       5,000       15,027
Neptune Orient Lines, Ltd. .....       9,000        6,996
                                               ----------
TOTAL SINGAPORE.................                   74,780
                                               ----------
SPAIN -- 3.2%
Abertis Infraestructuras SA.....       1,924       33,698
ACS, Actividades de Construccion
  y Servicios SA................       1,025       46,520
Gamesa Corp. Tecnologica SA.....         657       11,635
Grupo Ferrovial SA..............         506       13,772
Sacyr Vallehermoso SA...........         833        7,376
                                               ----------
TOTAL SPAIN.....................                  113,001
                                               ----------
SWEDEN -- 3.8%
Alfa Laval AB...................       1,813       15,475
Atlas Copco AB (Class B)........       3,461       26,041
B&B Tools AB....................       1,164        7,360
Loomis AB (Class B) (a).........         492        3,048
Sandvik AB......................       3,464       21,464
Securitas AB (Class B)..........       2,464       20,019
Trelleborg AB (Class B).........       2,240       13,653
Volvo AB ADR (Class A)..........       4,662       25,763
                                               ----------
TOTAL SWEDEN....................                  132,823
                                               ----------
SWITZERLAND -- 6.1%
ABB, Ltd. (a)...................       6,498       95,118
Adecco SA.......................         626       21,044
Geberit AG......................         220       23,378
Kaba Holding AG.................         109       26,729
Kuehne & Nagel International
  AG............................         354       22,467
SGS SA..........................          27       27,904
                                               ----------
TOTAL SWITZERLAND...............                  216,640
                                               ----------
UNITED KINGDOM -- 10.0%
Aggreko PLC.....................       1,867       11,965
Babcock International Group
  PLC...........................       2,122       14,469
BAE Systems PLC.................      10,791       58,452
British Airways PLC.............       4,906       12,675
Capita Group PLC................       3,805       40,373
Charter International PLC.......         999        4,740
De La Rue PLC...................       1,296       16,882
Experian PLC....................       4,685       29,099
FirstGroup PLC..................       3,352       20,916
Intertek Group PLC..............       1,561       17,596
Invensys PLC (a)................       3,313        8,264
Rentokil Initial PLC............      13,709        8,672
Rolls-Royce Group PLC (a).......       6,999       33,761
Serco Group PLC.................       4,137       26,796
Smiths Group PLC................       2,177       27,700
Wolseley PLC....................       3,888       21,465
                                               ----------
TOTAL UNITED KINGDOM............                  353,825
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $5,476,202).............                3,518,800
                                               ----------
SHORT TERM INVESTMENTS -- 0.9%
UNITED STATES -- 0.9%
MONEY MARKET FUNDS -- 0.9%
STIC Prime Portfolio
  (Cost $32,468)................      32,468       32,468
                                               ----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $5,508,670).............                3,551,268
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.........                  (14,963)
                                               ----------
NET ASSETS -- 100.0%............               $3,536,305
                                               ==========




(a)   Non-income producing security.
ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Machinery.............................       15.8%
Industrial Conglomerates..............       13.1
Commercial Services & Supplies........       11.0
Electrical Equipment..................       10.5
Trading Companies & Distributors......        8.7
Construction & Engineering............        8.4
Road & Rail...........................        7.2
Transportation Infrastructure.........        6.1
Building Products.....................        5.2
Aerospace & Defense...................        5.1
Air Freight & Logistics...............        3.6
Marine................................        3.2
Airlines..............................        1.6
Short Term Investments................        0.9
Other Assets & Liabilities............       (0.4)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 99.8%
AUSTRALIA -- 14.4%
Alumina, Ltd. ..................       7,639   $    7,403
Amcor, Ltd. ....................         539        2,180
BHP Billiton, Ltd. .............      12,139      257,623
BlueScope Steel, Ltd. ..........       5,148       12,562
Boral, Ltd. ....................       6,619       21,320
Fortescue Metals Group, Ltd.
  (a)...........................       6,257        8,420
Iluka Resources, Ltd. (a).......       5,281       17,084
Incitec Pivot, Ltd. ............       5,420        9,409
Mineral Deposits, Ltd (a).......       3,359        1,639
Newcrest Mining, Ltd. ..........       1,947       46,004
OneSteel, Ltd. .................       6,585       11,294
Orica, Ltd. ....................       1,773       17,281
OZ Minerals, Ltd. (b)...........      16,193        6,209
Rio Tinto, Ltd. ................       1,018       26,971
Sims Group, Ltd. ...............       1,329       16,067
                                               ----------
TOTAL AUSTRALIA.................                  461,466
                                               ----------
AUSTRIA -- 0.8%
RHI AG (a)......................         798       12,479
Voestalpine AG..................         635       13,276
                                               ----------
TOTAL AUSTRIA...................                   25,755
                                               ----------
BELGIUM -- 1.3%
Tessenderlo Chemie NV...........         784       23,572
Umicore.........................         824       16,116
                                               ----------
TOTAL BELGIUM...................                   39,688
                                               ----------
CANADA -- 15.8%
Agnico-Eagle Mines, Ltd. .......         660       33,559
Agrium, Inc. ...................         662       22,238
Barrick Gold Corp. .............       3,315      120,060
ECU Silver Mining, Inc. (a).....       1,700        1,239
Eldorado Gold Corp. (a).........       2,904       22,700
Equinox Minerals, Ltd. (a)......       3,393        3,738
First Quantum Minerals, Ltd. ...         392        5,592
FNX Mining Co., Inc. (a)........         862        2,123
Forsys Metals Corp. (a).........         600        2,858
Gammon Gold, Inc. (a)...........         300        1,640
Gerdau Ameristeel Corp. ........       1,428        8,699
Goldcorp, Inc. .................       2,735       85,052
HudBay Minerals, Inc. (a).......         700        1,735
Inmet Mining Corp. .............         342        5,424
Ivanhoe Mines, Ltd. (a).........       1,695        4,490
Kinross Gold Corp. .............       2,376       43,305
Lundin Mining Corp. (a).........       2,852        2,749
Pan American Silver Corp. (a)...         681       11,590
Potash Corp. of Saskatchewan,
  Inc. .........................       1,126       81,670
Sherritt International Corp. ...       2,315        5,926
Silver Wheaton Corp. (a)........         791        5,126
Sino-Forest Corp. (a)...........         646        5,165
Teck Cominco, Ltd. (Class B)....       1,925        9,387
Thompson Creek Metals Co., Inc.
  (a)...........................         442        1,755
Yamana Gold, Inc. ..............       2,472       18,923
                                               ----------
TOTAL CANADA....................                  506,743
                                               ----------
CHINA -- 0.6%
AMVIG Holdings, Ltd. ...........       6,000        2,709
China Grand Forestry Green
  Resources Group, Ltd. (a).....      56,000        2,348
China Mining Resources Group,
  Ltd. (a)......................      40,000        1,141
China Rare Earth Holdings,
  Ltd. .........................      36,000        3,995
Fushan International Energy
  Group, Ltd. (a)...............      28,000        7,009
Sino Union Petroleum & Chemical
  International, Ltd. (a).......      30,000        2,826
                                               ----------
TOTAL CHINA.....................                   20,028
                                               ----------
DENMARK -- 1.0%
Novozymes A/S...................         416       32,474
                                               ----------
FINLAND -- 2.7%
Rautaruukki Oyj.................         899       15,196
Stora Enso Oyj..................       4,345       33,340
UPM-Kymmene Oyj.................       3,049       38,144
                                               ----------
TOTAL FINLAND...................                   86,680
                                               ----------
FRANCE -- 4.2%
Air Liquide SA..................       1,012       92,070
Eramet..........................          14        2,686
Lafarge SA......................         662       39,891
                                               ----------
TOTAL FRANCE....................                  134,647
                                               ----------
GERMANY -- 8.4%
BASF SE.........................       2,829      109,047
K+S AG..........................         608       33,780
Lanxess AG......................         736       14,047
Linde AG........................         560       46,589
Salzgitter AG...................         257       19,648
ThyssenKrupp AG.................       1,770       46,649
                                               ----------
TOTAL GERMANY...................                  269,760
                                               ----------
IRELAND -- 1.7%
CRH PLC.........................       2,201       54,612
                                               ----------
ITALY -- 0.7%
Buzzi Unicem SpA................       1,346       21,666
                                               ----------
JAPAN -- 20.5%
Asahi Kasei Corp. ..............       8,000       34,418
Denki Kagaku Kogyo Kabushiki
  Kaisha........................      11,000       26,332
JFE Holdings, Inc. .............       2,300       59,244
JSR Corp. ......................       1,600       17,562
Kobe Steel, Ltd. ...............      19,000       33,955
Mitsubishi Chemical Holdings
  Corp. ........................       5,500       23,844
Mitsubishi Materials Corp. .....       8,000       19,680
Mitsubishi Rayon Co., Ltd. .....       9,000       26,608
Mitsui Chemicals, Inc. .........       6,000       21,710
Mitsui Mining & Smelting Co.,
  Ltd. .........................      14,000       28,880
Nippon Steel Corp. .............      23,000       73,580
Nitto Denko Corp. ..............       1,000       18,820
Shin-Etsu Chemical Co., Ltd. ...       1,500       67,347
Sumitomo Chemical Co., Ltd. ....       7,000       23,320
Sumitomo Metal Industries,
  Ltd. .........................      17,000       40,695
Sumitomo Metal Mining Co.,
  Ltd. .........................       3,000       31,175
Taiheiyo Cement Corp. ..........      14,000       26,255
Teijin, Ltd. ...................      10,000       27,689
Toray Industries, Inc. .........       7,000       34,904
Ube Industries, Ltd. ...........       8,000       21,798
                                               ----------
TOTAL JAPAN.....................                  657,816
                                               ----------
LUXEMBOURG -- 2.2%
ArcelorMittal...................       2,916       68,908
                                               ----------
NETHERLANDS -- 2.1%
Akzo Nobel NV...................       1,088       44,524
Koninklijke DSM NV..............         925       23,562
                                               ----------
TOTAL NETHERLANDS...............                   68,086
                                               ----------
NORWAY -- 0.8%
Norsk Hydro ASA.................       2,478        9,838
Yara International ASA..........         736       15,636
                                               ----------
TOTAL NORWAY....................                   25,474
                                               ----------

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
PAPUA NEW GUINEA -- 0.7%
Lihir Gold, Ltd. (a)............      11,255   $   23,619
                                               ----------
PORTUGAL -- 0.8%
Semapa-Sociedade de Investimento
  e Gestao, SGPS, SA............       2,724       24,237
                                               ----------
SINGAPORE -- 0.1%
Delong Holdings, Ltd. ..........       3,000        1,260
Jiutian Chemical Group, Ltd. ...      63,000        1,967
                                               ----------
TOTAL SINGAPORE.................                    3,227
                                               ----------
SOUTH KOREA -- 1.7%
POSCO ADR.......................         720       54,180
                                               ----------
SPAIN -- 0.6%
Cementos Portland Valderrivas
  SA............................         563       19,330
                                               ----------
SWEDEN -- 0.7%
Boliden AB Mines................       2,867        6,453
SSAB Svenskt Stal AB ( Series
  A)............................       1,965       16,897
                                               ----------
TOTAL SWEDEN....................                   23,350
                                               ----------
SWITZERLAND -- 6.4%
Givaudan SA.....................          81       63,203
Holcim, Ltd. ...................         803       45,494
Syngenta AG.....................         399       75,125
Xstrata PLC.....................       2,265       20,842
                                               ----------
TOTAL SWITZERLAND...............                  204,664
                                               ----------
UNITED KINGDOM -- 11.6%
Anglo American PLC..............       4,792      106,515
Antofagasta PLC.................       2,244       13,728
BHP Billiton PLC................       7,799      145,097
Kazakhmys PLC...................         707        2,348
Lonmin PLC......................         717        9,391
Randgold Resources, Ltd. .......         492       20,853
Rio Tinto PLC...................       3,184       68,209
Vedanta Resources PLC...........         473        4,159
                                               ----------
TOTAL UNITED KINGDOM............                  370,300
                                               ----------
TOTAL COMMON STOCKS  --
  (Cost $6,224,759).............                3,196,710
                                               ----------
SHORT TERM INVESTMENTS -- 0.3%
UNITED STATES -- 0.3%
MONEY MARKET FUNDS -- 0.3%
STIC Prime Portfolio
  (Cost $11,160)................      11,160       11,160
                                               ----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $6,235,919).............                3,207,870
                                               ----------
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.........                   (3,313)
                                               ----------
NET ASSETS -- 100.0%............               $3,204,557
                                               ==========




(a)   Non-income producing security.
(b) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Metals & Mining.......................       55.5%
Chemicals.............................       33.4
Construction Materials................        7.5
Paper & Forest Products...............        3.2
Containers & Packaging................        0.2
Short Term Investments................        0.3
Other Assets & Liabilities............       (0.1)
                                            -----
TOTAL.................................      100.0%
                                            =====




* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 99.5%
AUSTRALIA -- 1.1%
Computershare, Ltd. ............       3,814   $   20,741
Iress Market Technology, Ltd. ..       4,705       16,894
                                               ----------
TOTAL AUSTRALIA.................                   37,635
                                               ----------
BELGIUM -- 0.3%
Barco NV........................         425       10,575
                                               ----------
CANADA -- 4.3%
CGI Group, Inc. (Class A) (a)...       2,981       23,181
MacDonald Dettwiler &
  Associates, Ltd. (a)..........         533        9,412
Nortel Networks, Corp. (a)......       3,725          966
Research In Motion, Ltd. (a)....       2,908      116,603
                                               ----------
TOTAL CANADA....................                  150,162
                                               ----------
CHINA -- 0.3%
ASM Pacific Technology, Ltd. ...       2,700        8,849
                                               ----------
DENMARK -- 0.4%
SimCorp A/S.....................         116       12,803
                                               ----------
FINLAND -- 10.9%
F-Secure Oyj....................       4,948       12,931
Nokia Oyj.......................      21,568      332,784
TietoEnator Oyj.................       1,092       11,794
Vaisala Oyj (Class A)...........         635       19,516
                                               ----------
TOTAL FINLAND...................                  377,025
                                               ----------
FRANCE -- 3.6%
Alcatel-Lucent (a)..............      14,888       31,725
Atos Origin SA..................         576       14,344
Cap Gemini SA...................         982       37,538
Groupe Steria SCA...............         786        8,708
Neopost SA......................         239       21,538
UbiSoft Entertainment SA (a)....         534       10,355
                                               ----------
TOTAL FRANCE....................                  124,208
                                               ----------
GERMANY -- 6.4%
Infineon Technologies AG (a)....       5,387        7,189
SAP AG..........................       4,862      170,582
Software AG.....................         304       16,903
United Internet AG..............       1,378       12,048
Wincor Nixdorf AG...............         363       17,010
                                               ----------
TOTAL GERMANY...................                  223,732
                                               ----------
JAPAN -- 46.1%
Advantest Corp. ................       1,600       25,240
Alps Electric Co., Ltd. ........       2,000        9,597
Brother Industries, Ltd. .......       1,900       11,046
Canon, Inc. ....................       6,600      201,677
Citizen Holdings Co., Ltd. .....       2,400        8,472
CSK Holdings Corp. .............       1,300        6,941
Dainippon Screen Manufacturing
  Co., Ltd. ....................       5,000        9,487
Elpida Memory, Inc. (a).........         900        5,341
FUJIFILM Holdings Corp. ........       2,200       47,325
Fujitsu, Ltd. ..................      12,000       56,790
Hirose Electric Co., Ltd. ......         300       29,851
Hitachi High-Technologies
  Corp. ........................         900       14,108
Hitachi, Ltd. ..................      17,000       64,699
Horiba, Ltd. ...................         700        9,552
Hoya Corp. .....................       2,400       40,799
Ibiden Co., Ltd. ...............       1,000       20,055
IT Holdings Corp. (a)...........       1,000       15,279
Japan Aviation Electronics
  Industry, Ltd. ...............       2,000        8,207
Japan Digital Laboratory Co.,
  Ltd. .........................       1,700       17,966
Keyence Corp. ..................         200       40,154
Konami Corp. ...................         800       20,121
Konica Minolta Holdings, Inc. ..       3,000       22,570
Kyocera Corp. ..................         900       63,343
Mitsumi Electric Co., Ltd. .....       1,000       16,900
Murata Manufacturing Co.,
  Ltd. .........................       1,300       50,050
NEC Corp. ......................      13,000       42,592
Nichicon Corp. .................       2,400       15,118
Nidec Corp. ....................         600       22,769
Nintendo Co., Ltd. .............         600      223,387
Nippon Electric Glass Co.,
  Ltd. .........................       3,000       15,323
Nomura Research Institute,
  Ltd. .........................       1,000       18,632
NTT Data Corp. .................          10       39,493
OBIC Co., Ltd. .................         130       20,923
Oki Electric Industry Co., Ltd.
  (a)...........................      12,000        7,546
OMRON Corp. ....................       1,400       18,517
Ricoh Co., Ltd. ................       3,000       37,198
Rohm Co., Ltd. .................         700       34,749
Seiko Epson Corp. ..............       1,000       15,488
Shimadzu Corp. .................       2,000       12,289
SUMCO Corp. ....................       1,100       13,469
Taiyo Yuden Co., Ltd. ..........       2,000       11,031
TDK Corp. ......................         800       28,682
Tokyo Electron, Ltd. ...........       1,000       34,197
Toshiba Corp. ..................      17,000       68,638
Trend Micro, Inc. ..............         500       17,044
Yahoo! Japan Corp. .............         104       41,875
Yamatake Corp. .................         700       16,641
Yaskawa Electric Corp. .........       3,000       11,782
Yokogawa Electric Corp. ........       2,600       16,693
                                               ----------
TOTAL JAPAN.....................                1,599,646
                                               ----------
NETHERLANDS -- 2.2%
ASM International NV (a)........         631        5,403
ASML Holding NV.................       2,624       46,506
Gemalto NV (a)..................         758       18,860
Oce NV..........................       1,456        6,355
                                               ----------
TOTAL NETHERLANDS...............                   77,124
                                               ----------
NORWAY -- 0.4%
Tandberg ASA....................       1,278       13,762
                                               ----------
SINGAPORE -- 0.8%
Flextronics International, Ltd.
  (a)...........................       5,628       14,408
Venture Corp., Ltd. ............       4,000       12,160
                                               ----------
TOTAL SINGAPORE.................                   26,568
                                               ----------
SOUTH KOREA -- 11.9%
LG Display Co., Ltd. ADR (a)....       5,009       41,474
Samsung Electronics Co., Ltd.
  GDR (b).......................       2,131      372,925
                                               ----------
TOTAL SOUTH KOREA...............                  414,399
                                               ----------
SPAIN -- 1.4%
Amper, SA.......................       1,605        9,928
Indra Sistemas, SA..............       1,728       38,889
                                               ----------
TOTAL SPAIN.....................                   48,817
                                               ----------
SWEDEN -- 4.0%
Telefonaktiebolaget LM Ericsson
  (Class B).....................      18,605      138,338
                                               ----------
SWITZERLAND -- 1.8%
Logitech International SA (a)...       1,221       18,779
STMicroelectronics NV...........       5,520       35,028
Temenos Group AG (a)............         617        8,116
                                               ----------
TOTAL SWITZERLAND...............                   61,923
                                               ----------
UNITED KINGDOM -- 3.6%
ARM Holdings PLC................      13,267       16,500
Autonomy Corp. PLC (a)..........       1,542       21,084

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
Aveva Group PLC.................         753   $    6,171
Dimension Data Holdings PLC.....      22,332       12,281
Diploma PLC.....................       6,318       11,355
Logica PLC......................      13,367       13,261
Misys PLC.......................       7,400       10,559
Spectris PLC....................       1,427       10,976
The Sage Group PLC..............       9,428       23,044
                                               ----------
TOTAL UNITED KINGDOM............                  125,231
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $5,541,505).............                3,450,797
                                               ----------
SHORT TERM INVESTMENTS -- 0.5%
UNITED STATES -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $17,901)................      17,901       17,901
                                               ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $5,559,406).............                3,468,698
OTHER ASSETS AND
  LIABILITIES -- 0.0% (c).......                      472
                                               ----------
NET ASSETS -- 100.0%............               $3,469,170
                                               ==========




(a)   Non-income producing security.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 10.7% of net assets as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)   Amount represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Electronic Equipment & Instruments....       20.5%
Communications Equipment..............       18.6
Semiconductors & Semiconductor
  Equipment...........................       17.5
Software..............................       16.2
Office Electronics....................        8.6
IT Services...........................        8.6
Computers & Peripherals...............        7.9
Internet Software & Services..........        1.6
Short Term Investments................        0.5
Other Assets & Liabilities............        0.0**
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------
COMMON STOCKS -- 98.8%
AUSTRALIA -- 1.0%
Telstra Corp., Ltd. ...........       16,298   $   43,520
                                               ----------
AUSTRIA -- 1.1%
Telekom Austria AG.............        3,244       46,446
                                               ----------
BELGIUM -- 2.2%
Belgacom SA....................        1,557       59,151
Mobistar SA....................          294       21,104
Telenet Group Holding NV (a)...          854       14,601
                                               ----------
TOTAL BELGIUM..................                    94,856
                                               ----------
CANADA -- 6.2%
BCE, Inc. .....................        2,175       44,566
Bell Aliant Regional
  Communications Income Fund...          544       10,378
Rogers Communications, Inc. ...        5,168      155,453
Telus Corp. ...................        1,269       36,065
Telus Corp. (non -- voting)....          544       16,379
                                               ----------
TOTAL CANADA...................                   262,841
                                               ----------
CHINA -- 0.6%
Hutchison Telecommunications
  International, Ltd. .........       20,000        5,368
PCCW, Ltd. ....................       40,000       19,096
                                               ----------
TOTAL CHINA....................                    24,464
                                               ----------
FINLAND -- 0.6%
Elisa Oyj......................        1,450       24,791
                                               ----------
FRANCE -- 6.7%
France Telecom SA..............       10,346      287,054
                                               ----------
GERMANY -- 6.4%
Deutsche Telekom AG............       18,220      272,262
                                               ----------
ITALY -- 4.6%
Telecom Italia SpA (b).........       89,746      143,464
Telecom Italia SpA (b).........       49,715       54,525
                                               ----------
TOTAL ITALY....................                   197,989
                                               ----------
JAPAN -- 16.2%
KDDI Corp. ....................           24      168,119
Nippon Telegraph & Telephone
  Corp. .......................           36      185,858
NTT DoCoMo, Inc. ..............          121      235,459
Softbank Corp. ................        5,800      102,564
                                               ----------
TOTAL JAPAN....................                   692,000
                                               ----------
LUXEMBOURG -- 0.7%
COLT Telecom Group SA (a)......        5,970        5,751
Millicom International Cellular
  SA...........................          531       23,847
                                               ----------
TOTAL LUXEMBOURG...............                    29,598
                                               ----------
NETHERLANDS -- 4.5%
Koninklijke Royal KPN NV.......       13,422      193,662
                                               ----------
NEW ZEALAND -- 0.3%
Telecom Corporation of New
  Zealand, Ltd. ...............        8,244       11,032
                                               ----------
NORWAY -- 1.0%
Telenor ASA....................        6,162       40,745
                                               ----------
PORTUGAL -- 1.7%
Portugal Telecom, SGPS SA......        8,768       73,981
                                               ----------
SINGAPORE -- 3.1%
Singapore Telecommunications,
  Ltd. ........................       69,000      122,124
StarHub, Ltd. .................        7,000        9,426
                                               ----------
TOTAL SINGAPORE................                   131,550
                                               ----------
SOUTH KOREA -- 2.7%
KT Corp. ADR (a)...............        3,377       49,540
SK Telecom Co., Ltd. ADR.......        3,538       64,321
                                               ----------
TOTAL SOUTH KOREA..............                   113,861
                                               ----------
SPAIN -- 14.8%
Telefonica SA..................       28,759      633,626
                                               ----------
SWEDEN -- 2.9%
Tele2 AB (Class B).............        2,608       22,756
TeliaSonera AB.................       20,717      101,909
                                               ----------
TOTAL SWEDEN...................                   124,665
                                               ----------
SWITZERLAND -- 1.5%
Swisscom AG....................          205       65,390
                                               ----------
UNITED KINGDOM -- 20.0%
BT Group PLC...................       68,874      133,880
Cable & Wireless PLC...........       21,211       47,726
Inmarsat PLC...................        4,056       27,496
Vodafone Group PLC.............      323,667      646,840
                                               ----------
TOTAL UNITED KINGDOM...........                   855,942
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $5,295,987)............                 4,220,275
                                               ----------
SHORT TERM INVESTMENTS -- 1.2%
UNITED STATES -- 1.2%
MONEY MARKET FUNDS -- 1.2%
STIC Prime Portfolio
  (Cost $51,458)...............       51,458       51,458
                                               ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $5,347,445)............                 4,271,733
OTHER ASSETS AND
  LIABILITIES -- 0.0% (c)......                       645
                                               ----------
NET ASSETS -- 100.0%...........                $4,272,378
                                               ==========




(a)   Non-income producing security.
(b) Reflects seperate holdings of the issuer's common stock traded on different securities exchanges.
(c)   Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Diversified Telecommunication
  Services............................       65.3%
Wireless Telecommunication Services...       33.5
Short Term Investments................        1.2
Other Assets & Liabilities............        0.0**
                                            -----
TOTAL.................................      100.0%
                                            =====




    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                  ------   ----------
COMMON STOCKS -- 99.9%
AUSTRALIA -- 1.8%
AGL Energy, Ltd. ...............       3,871   $   41,185
APA Group.......................      10,059       21,039
Envestra, Ltd. .................      76,446       19,454
                                               ----------
TOTAL AUSTRALIA.................                   81,678
                                               ----------
AUSTRIA -- 0.6%
Oesterreichische
  Elektrizitaetswirtschafts AG..         611       27,654
                                               ----------
CANADA -- 2.0%
ATCO, Ltd. .....................         733       22,563
Fortis, Inc. ...................       1,605       31,970
TransAlta Corp. ................       1,716       33,778
                                               ----------
TOTAL CANADA....................                   88,311
                                               ----------
CHINA -- 4.6%
CLP Holdings, Ltd. .............      12,000       81,443
Hong Kong & China Gas Co.,
  Ltd. .........................      35,000       52,837
HongKong Electric Holdings,
  Ltd. .........................      12,500       70,160
                                               ----------
TOTAL CHINA.....................                  204,440
                                               ----------
FINLAND -- 1.4%
Fortum Oyj......................       2,890       61,183
                                               ----------
FRANCE -- 14.2%
Electricite de France...........       1,582       91,261
GDF Suez........................       9,295      456,417
Sechilienne SA..................         298       13,255
Veolia Environnement............       2,570       79,308
                                               ----------
TOTAL FRANCE....................                  640,241
                                               ----------
GERMANY -- 18.0%
E.ON AG.........................      13,355      527,963
RWE AG..........................       3,190      282,462
                                               ----------
TOTAL GERMANY...................                  810,425
                                               ----------
ITALY -- 6.5%
A2A SpA.........................      13,174       23,275
Enel SpA........................      28,171      177,097
Hera SpA........................       7,165       15,238
Snam Rete Gas SpA...............       7,082       38,984
Terna -- Rete Elettrica
  Nationale SpA.................      11,081       35,966
                                               ----------
TOTAL ITALY.....................                  290,560
                                               ----------
JAPAN -- 22.2%
Chubu Electric Power Co.,
  Inc. .........................       4,400      132,752
Electric Power Development Co.,
  Ltd. .........................       1,300       50,336
Hokuriku Electric Power Co. ....       1,394       39,213
Kyushu Electric Power Co.,
  Inc. .........................       3,300       87,005
Osaka Gas Co., Ltd. ............      16,000       73,072
The Chugoku Electric Power Co.,
  Inc. .........................       1,992       52,080
The Kansai Electric Power Co.,
  Inc. .........................       4,912      140,885
The Tokyo Electric Power Co.,
  Inc. .........................       7,419      245,527
Tohoku Electric Power Co.,
  Inc. .........................       3,280       88,106
Tokyo Gas Co., Ltd. ............      18,000       90,348
                                               ----------
TOTAL JAPAN.....................                  999,324
                                               ----------
PORTUGAL -- 1.1%
EDP -- Energias de Portugal SA..      13,590       50,911
                                               ----------
SPAIN -- 13.4%
EDP Renovaveis SA (a)...........       3,426       23,826
Enagas..........................       2,081       45,010
Gas Natural SDG SA..............       2,378       63,764
Iberdrola Renovables (a)........       5,892       24,980
Iberdrola SA....................      33,597      305,428
Red Electrica Corporacion SA....         886       44,337
Union Fenosa SA.................       3,887       95,797
                                               ----------
TOTAL SPAIN.....................                  603,142
                                               ----------
UNITED KINGDOM -- 14.1%
British Energy Group PLC........       6,985       77,680
Centrica PLC....................      34,828      133,197
Drax Group PLC..................       2,592       20,906
International Power PLC.........      10,584       36,559
National Grid PLC...............      16,713      164,359
Pennon Group PLC................       2,986       21,369
Scottish & Southern Energy PLC..       5,854      102,430
Severn Trent PLC................       1,877       32,330
United Utilities Group PLC......       4,734       42,642
                                               ----------
TOTAL UNITED KINGDOM............                  631,472
                                               ----------
TOTAL COMMON STOCKS --  (Cost
  $5,896,923)...................                4,489,341
                                               ----------
RIGHTS -- 0.0% (b)
AUSTRALIA -- 0.0% (b)
Envestra, Ltd. (expiring 2/6/09)
  (a) (Cost $--)................      30,578        1,386
                                               ----------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUNDS -- 0.2%
                                               ----------
STIC Prime Portfolio
  (Cost $6,596).................       6,596        6,596
                                               ----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $5,903,519).............                4,497,323
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.........                   (4,105)
                                               ----------
NET ASSETS -- 100.0%............               $4,493,218
                                               ==========




  (a) Non-income producing security.
  (b) Amount shown represents less than 0.05% of net assets.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF
DECEMBER 31, 2008*


                                         PERCENT OF
INDUSTRY                                 NET ASSETS
--------                                 ----------
Electric Utilities....................       57.1%
Multi-Utilities.......................       28.1
Gas Utilities.........................        9.0
Independent Power Producers & Energy
  Traders.............................        4.5
Water Utilities.......................        1.2
Short Term Investments................        0.2
Other Assets & Liabilities............       (0.1)
                                            -----
TOTAL.................................      100.0%
                                            =====




   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SECURITIES VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Funds' investments, as of December 31, 2008:

                                                                                Level 2 -          Level 3 -
                                                              Level 1-      Other Significant     Significant
                                                               Quoted           Observable        Unobservable
SPDR Index Shares Funds                                        Prices             Inputs             Inputs               Total
-----------------------                                     ------------    -----------------     -------------     ----------------
SPDR DJ STOXX 50 ETF                                        $ 52,875,624    $               -     $         -       $    52,875,624
SPDR DJ EURO STOXX 50 ETF                                    145,944,480                    -               -*          145,944,480
SPDR S&P Emerging Asia Pacific ETF                           149,489,676              482,107               -           149,971,783
SPDR S&P China ETF                                           138,242,806                    -               -           138,242,806
SPDR S&P Emerging Markets ETF                                 51,098,389               57,818               -            51,156,207
SPDR S&P BRIC 40 ETF                                         138,696,407                    -               -           138,696,407
SPDR S&P Emerging Europe ETF                                  36,143,091                  118               -            36,143,209
SPDR S&P Emerging Latin America ETF                           57,495,413                    -               -            57,495,413
SPDR S&P Emerging Middle East & Africa ETF                   105,975,696                    -               -           105,975,696
SPDR S&P World ex-US ETF                                      58,823,073               20,849               -*           58,843,922
SPDR S&P International Small Cap ETF                         401,767,818                    -               -*          401,767,818
SPDR DJ Wilshire International Real Estate ETF               652,665,301                    -               -*          652,665,301
SPDR FTSE/Macquarie Global Infrastructure 100 ETF             84,498,648                    -               -            84,498,648
SPDR MSCI ACWI ex-US ETF                                     311,681,869               69,728               -*          311,751,597
SPDR Russell/Nomura PRIME Japan ETF                           16,208,580                    -              16            16,208,596
SPDR Russell/Nomura Small Cap Japan ETF                       92,313,546                    -               -*           92,313,546
SPDR S&P International Dividend ETF                           32,127,639                    -               -            32,127,639
SPDR S&P International Mid Cap ETF                             9,445,563                  117               -*            9,445,680
SPDR S&P Emerging Markets Small Cap ETF                        7,286,163                3,013               -             7,289,176
SPDR DJ Wilshire Global Real Estate ETF                       29,867,327                    -               -*           29,867,327
SPDR S&P International Consumer Discretionary Sector ETF       3,548,904                    -               -*            3,548,904
SPDR S&P International Consumer Staples Sector ETF             4,469,240                    -               -             4,469,240
SPDR S&P International Energy Sector ETF                       3,968,517                    -               -             3,968,517
SPDR S&P International Financial Sector ETF                    2,975,536                    -               -*            2,975,536
SPDR S&P International Health Care Sector ETF                  5,097,273                    -               -             5,097,273
SPDR S&P International Industrial Sector ETF                   3,551,268                    -               -             3,551,268
SPDR S&P International Materials Sector ETF                    3,201,661                6,209               -             3,207,870
SPDR S&P International Technology Sector ETF                   3,468,698                    -               -             3,468,698
SPDR S&P International Telecommunications Sector ETF           4,271,733                    -               -             4,271,733
SPDR S&P International Utilities Sector ETF                    4,497,323                    -               -             4,497,323

*     Funds held Level 3 securities that were valued at $0 at December 31, 2008.

                                                                                Level 2 -          Level 3 -
                                                              Level 1-      Other Significant     Significant
                                                               Quoted           Observable        Unobservable
SPDR Index Shares Funds - Other Financial Instruments *        Prices             Inputs             Inputs              Total
-------------------------------------------------------     ------------    -----------------     -------------     ----------------
SPDR S&P Emerging Asia Pacific ETF                          $      -        $      68,065         $       -         $      68,065
SPDR S&P Emerging Markets ETF                                      -               61,755                 -                61,755

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs for the (Level 3) were used in determining fair value at December 31, 2008:

                                                                                                                    Net Change in
                                                                     Realized                                         Unrealized
                                                                    Gain (Loss)                                       Appreciation/
                                                        Accrued     and Change                   Net                (Depreciation)
                                             Balance   Discounts   in Unrealized      Net     Transfers   Balance   from Investments
                                               at      (Amortized  Appreciation/  Purchases/   in and/      at        Still Held
SPDR Index Shares Funds - Level 3 Securities 9/30/08    Premiums) (Depreciation)    (Sales)    or out    12/31/08     at 12/31/08
-----------------------------------------------------------------------------------------------------------------------------------
SPDR DJ EURO STOXX 50 ETF*                   $      -  $        -  $           -  $        -  $       -  $      -  $              -

SPDR S&P World  ex-US ETF*                          -           -              -           -          -         -

SPDR S&P International Small Cap ETF*               -           -              -           -          -         -                 -

SPDR DJ Wilshire  International Real
Estate ETF*                                         -           -              -           -          -         -                 -

SPDR MSCI ACWI  ex-US ETF*                          -           -              -           -          -         -                 -

SPDR Russell/Nomura PRIME Japan ETF                 -           -              2           -         14        16                 -

SPDR Russell/Nomura Small Cap Japan ETF*            -           -              -           -          -         -                 -

SPDR S&P International Mid Cap ETF*                 -           -              -           -          -         -                 -

SPDR DJ Wilshire Global Real Estate ETF*            -           -              -           -          -         -                 -

SPDR S&P International Consumer
Discretionary Sector ETF*                           -           -              -           -          -         -                 -

SPDR S&P International Financial Sector ETF*        -           -              -           -          -         -                 -

*     Funds held Level 3 securities that were valued at $0 at December 31, 2008.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

TRANSACTIONS WITH AFFILIATES

Each Fund invests its cash collateral for securities lending, if any, in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund managed by SSgA Funds Management, Inc., each Fund's investment adviser. Amounts relating to these investments at December 31, 2008 and for the period then ended are:

                                                                          Shares Purchased  Shares Sold              Income Earned
                                                         Number of shares  for the Three   for the Three  Number of  for the Three
Security                                                     held at        Months Ended   Months Ended  Shares Held  Months Ended
Description                                                  9/30/08         12/31/08        12/31/08    at 12/31/08   12/31/08
-------------------------------------------------------- ---------------- ---------------- ------------- ----------- --------------
SPDR DJ STOXX 50 ETF                                            1,426,057       6,638,000      8,038,662      25,395 $        8,111
SPDR DJ EURO STOXX 50 ETF                                       5,351,935      51,730,813     53,877,169   3,205,579         56,480
SPDR S&P Emerging Asia Pacific ETF                              6,821,576      23,678,730     24,094,883   6,405,423         19,825
SPDR S&P China ETF                                              3,900,607       9,668,715     11,038,632   2,530,690         15,263
SPDR S&P Emerging Markets ETF                                   2,859,970       8,775,875      7,798,659   3,837,186         12,009
SPDR S&P BRIC 40 ETF                                           14,901,275      30,992,191     35,464,432  10,429,034         38,687
SPDR S&P Emerging Europe ETF                                    3,774,091       7,150,884      8,845,137   2,079,838         10,835
SPDR S&P Emerging Latin America ETF                             8,828,249      29,974,505     29,439,449   9,363,305         38,201
SPDR S&P Emerging Middle East & Africa ETF                      1,202,100       6,699,913      6,731,428   1,170,585          5,103
SPDR S&P World ex-US ETF                                        2,150,629       5,550,841      2,910,831   4,790,639         15,608
SPDR S&P International Small Cap ETF                           48,309,606      40,782,225     35,986,960  53,104,871        268,168
SPDR DJ Wilshire International Real Estate ETF                122,547,301     161,023,003    161,469,713 122,100,591        516,794
SPDR FTSE/Macquarie Global Infrastructure 100 ETF              15,292,308      39,452,962     40,638,012  14,107,258         49,212
SPDR MSCI ACWI ex-US ETF                                       28,071,322      34,196,074     33,991,446  28,275,950        107,139
SPDR Russell/Nomura PRIME Japan ETF                             5,538,108       3,833,100      7,296,495   2,074,713         10,587
SPDR Russell/Nomura Small Cap Japan ETF                        20,878,980      16,642,964     19,684,683  17,837,261        103,755
SPDR S&P International Dividend ETF                             4,529,771       5,617,569      5,596,930   4,550,410         32,896
SPDR S&P International Mid Cap ETF                                479,486       1,286,740        450,093   1,316,133          3,101
SPDR S&P Emerging Markets Small Cap ETF                            20,014          97,650         95,109      22,555            247
SPDR DJ Wilshire Global Real Estate ETF                           499,627       3,103,094      1,668,862   1,933,859          6,464
SPDR S&P International Consumer Discretionary Sector ETF                -               -              -           -              -
SPDR S&P International Consumer Staples Sector ETF                      -               -              -           -              -
SPDR S&P International Energy Sector ETF                                -               -              -           -              -
SPDR S&P International Financial Sector ETF                             -               -              -           -              -
SPDR S&P International Health Care Sector ETF                           -               -              -           -              -
SPDR S&P International Industrial Sector ETF                            -               -              -           -              -
SPDR S&P International Materials Sector ETF                             -               -              -           -              -
SPDR S&P International Technology Sector ETF                            -               -              -           -              -
SPDR S&P International Telecommunications Sector ETF                    -               -              -           -              -
SPDR S&P International Utilities Sector ETF                             -               -              -           -              -

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2008 were as follows:

                                                                              GROSS          GROSS        NET UNREALIZED
                                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                               COST        APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                                           -------------   ------------   ------------    --------------
SPDR DJ STOXX 50 ETF                                          91,340,114             46     38,464,536      (38,464,490)
SPDR DJ EURO STOXX 50 ETF                                    259,678,787            180    113,734,487     (113,734,307)
SPDR S&P Emerging Asia Pacific ETF                           230,736,150        609,364     81,373,731      (80,764,367)
SPDR S&P China ETF                                           214,867,744        636,013     77,260,951      (76,624,938)
SPDR S&P Emerging Markets ETF                                 72,993,368        123,882     21,961,043      (21,837,161)
SPDR S&P BRIC 40 ETF                                         266,976,036         74,361    128,353,990     (128,279,629)
SPDR S&P Emerging Europe ETF                                  86,754,902         49,258     50,660,951      (50,611,693)
SPDR S&P Emerging Latin America ETF                          107,011,848         21,645     49,538,080      (49,516,435)
SPDR S&P Emerging Middle East & Africa ETF                   160,558,627        464,796     55,047,727      (54,582,931)
SPDR S&P World ex-US ETF                                      69,802,163        548,103     11,506,344      (10,958,241)
SPDR S&P International Small Cap ETF                         585,187,732      7,714,418    191,134,332     (183,419,914)
SPDR DJ Wilshire International Real Estate ETF             1,305,462,297        195,638    652,992,634     (652,796,996)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF            110,770,916      1,422,159     27,694,427      (26,272,268)
SPDR MSCI ACWI ex-US ETF                                     446,172,457      1,553,379    135,974,239     (134,420,860)
SPDR Russell/Nomura PRIME Japan ETF                           21,837,628        680,953      6,309,985       (5,629,032)
SPDR Russell/Nomura Small Cap Japan ETF                      119,627,779      4,151,496     31,465,729      (27,314,233)
SPDR S&P International Dividend ETF                           52,526,763            136     20,399,260      (20,399,124)
SPDR S&P International Mid Cap ETF                            11,830,729        111,463      2,496,512       (2,385,049)
SPDR S&P Emerging Markets Small Cap ETF                       11,071,304        127,355      3,909,483       (3,782,128)
SPDR DJ Wilshire Global Real Estate ETF                       37,134,339         67,335      7,334,347       (7,267,012)
SPDR S&P International Consumer Discretionary Sector ETF       5,142,443         54,845      1,648,384       (1,593,539)
SPDR S&P International Consumer Staples Sector ETF             5,502,002         70,713      1,103,475       (1,032,762)
SPDR S&P International Energy Sector ETF                       6,304,211          6,660      2,342,354       (2,335,694)
SPDR S&P International Financial Sector ETF                    4,867,951          6,504      1,898,919       (1,892,415)
SPDR S&P International Health Care Sector ETF                  6,144,973         69,755      1,117,455       (1,047,700)
SPDR S&P International Industrial Sector ETF                   5,508,670         34,156      1,991,558       (1,957,402)
SPDR S&P International Materials Sector ETF                    6,235,919          9,003      3,037,052       (3,028,049)
SPDR S&P International Technology Sector ETF                   5,559,406          7,027      2,097,735       (2,090,708)
SPDR S&P International Telecommunications Sector ETF           5,347,445         93,269      1,168,981       (1,075,712)
SPDR S&P International Utilities Sector ETF                    5,903,519        227,557      1,633,753       (1,406,196)

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.SPDRs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) Index Shares Funds

By:  /s/ James E. Ross
     -----------------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     -----------------------------
     Gary L. French
     Treasurer

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James E. Ross
     -----------------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     -----------------------------
     Gary L. French
     Treasurer

Date: February 20, 2009